As filed with the Securities and Exchange Commission on April 28, 2004

Registration No. 33-49550/811-5672

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 19 ☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 129 ☒

(Check appropriate box or boxes)

WRL SERIES ANNUITY ACCOUNT

(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(Name of Depositor)

570 Carillon Parkway

St. Petersburg, Florida 33716

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code:

(727) 299-1800

Thomas E. Pierpan, Esq.

Vice President, Senior Counsel and Assistant Secretary

Western Reserve Life Assurance Co. of Ohio

570 Carillon Parkway

St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Copy to:

Mary Jane Wilson-Bilik, Esq.

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:Units of interest in the separate account under flexible payment deferred variable annuity contracts.

It is proposed that this filing will become effective (check appropriate space)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2004, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on , pursuant to paragraph (a) of Rule 485

PART A

INFORMATION REQUIRED IN A PROSPECTUS

WRL FREEDOM BELLWETHER®

VARIABLE ANNUITY

Issued Through

WRL SERIES ANNUITY ACCOUNT

By

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Prospectus

May 1, 2004

This prospectus gives you important information about the WRL Freedom Bellwether®, a flexible payment variable accumulation deferred annuity contract. Please read this prospectus and the fund prospectuses before you invest and keep them for future reference. This Contract is available to individuals as well as to certain group and individual retirement plans. The Contract is not available in all states.

You can put your money into 42 investment choices: a fixed account and 41 subaccounts of the WRL Series Annuity Account. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.

The 41 portfolios we currently offer through the subaccounts under this Contract are:

AEGON/TRANSAMERICA SERIES FUND, INC. (ATSF) – INITIAL CLASS

AEGON Bond	MFS High Yield
American Century International	Munder Net50
Asset Allocation – Growth Portfolio	PIMCO Total Return
Asset Allocation – Conservative Portfolio	Salomon All Cap
Asset Allocation – Moderate Portfolio	T. Rowe Price Equity Income
Asset Allocation – Moderate Growth Portfolio	T. Rowe Price Small Cap
Capital Guardian U.S. Equity	Templeton Great Companies Global (formerly, Great Companies – Global2)(2)
Capital Guardian Value	Third Avenue Value
Clarion Real Estate Securities	Transamerica Balanced (formerly, Janus Balanced)(3)
Federated Growth & Income	Transamerica Convertible Securities
Great Companies — AmericaSM(1)	Transamerica Equity(4)
Great Companies — TechnologySM	Transamerica Growth Opportunities(5)
J.P. Morgan Enhanced Index	Transamerica Money Market
J.P. Morgan Mid Cap Value (formerly, Dreyfus Mid Cap)	Transamerica Small/Mid Cap Value
Janus Growth	Transamerica U.S. Government Securities
Marsico Growth	Transamerica Value Balanced(6)
Mercury Large Cap Value (formerly, PBHG/NWQ Value Select)	Van Kampen Emerging Growth

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) — SERVICE CLASS 2(7)

Fidelity VIP Equity-Income Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Growth Opportunities Portfolio

ACCESS VARIABLE INSURANCE TRUST (AVIT)
Access U.S. Government Money Market Portfolio

Potomac Dow 30 Plus Portfolio
Potomac OTC Plus Portfolio
Wells S&P REIT Index Portfolio

(1)	As of close of business on April 30, 2004, subject to shareholder approval, the G.E. US Equity portfolio merged into the Great Companies — AmericaSM portfolio.
(2)	As of close of business on April 30, 2004, subject to shareholder approval, the Templeton Great Companies Global (formerly, Great Companies – Global2) portfolio merged into the Janus Global portfolio. The Janus Global portfolio was renamed Templeton Great Companies Global.
(3)	As of close of business on April 30, 2004, subject to shareholder approval, the Janus Balanced portfolio was renamed Transamerica Balanced.
(4)	As of close of business on April 30, 2004, subject to shareholder approval, the Alger Aggressive Growth portfolio merged into the Transamerica Equity portfolio.
(5)	As of close of business on April 30, 2004, subject to shareholder approval, the PBHG Mid Cap portfolio merged into the Transamerica Growth Opportunities portfolio.
(6)	As of close of business on April 30, 2004, subject to shareholder approval, the LKCM Strategic Return portfolio merged into the Transamerica Value Balanced portfolio.
(7)	These portfolios are available for investment only to Contract owners who purchased the Contract before May 1, 2003.

If you would like more information about the WRL Freedom Bellwether®, you can obtain a free copy of the Statement of Additional Information (“SAI”) dated May 1, 2004. Please call us at 1-800-851-9777 (Monday — Friday 8:30 a.m. — 7:00 p.m. Eastern Time), write us at: Western Reserve, Administrative Office—Annuity Department, P. O. Box 9051, Clearwater, Florida 33758-9051 or visit our website at www.westernreserve.com. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (“SEC”) and is incorporated herein by reference. The SEC maintains a website (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the Contract and the funds:	The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
• are not bank deposits
• are not federally insured
• are not endorsed by any bank or government agency
• are not guaranteed to achieve their goal
• involve risks, including possible loss of premium AG 00628-5/2004

DEFINITION OF SPECIAL TERMS

accumulation period	The period between the Contract date and the maturity date while the Contract is in force.

accumulation unit value	An accounting unit of measure we use to calculate subaccount values during the accumulation period.

administrative office	Our administrative office and mailing address is P. O. Box 9051, Clearwater, Florida 33758-9051. Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777.

age	The issue age, which is annuitant’s age on the birthday nearest the Contract date, plus the number of completed Contract years. When we use the term “age” in this prospectus, it has the same meaning as “attained age” in the Contract.

annuitant	The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract’s death benefit provisions and annuity provision.

annuity unit value	An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.

annuity value	The sum of the separate account value and the fixed account value at the end of any valuation period.

beneficiary(ies)	The person(s) you elect to receive the death benefit proceeds under the Contract.

cash value	The annuity value less any applicable premium taxes any loans and unpaid accrued interest, the annual Contract charge, and any rider charges.

Code	The Internal Revenue Code of 1986, as amended.

Contract anniversary	The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.

Contract date	Generally, the later of the date on which the initial purchase payment is received, or the date that the properly completed application is received, at Western Reserve’s administrative office. We measure Monthiversaries, Contract years, Contract months and Contract anniversaries from the Contract date.

death benefit proceeds	If the owner who is the annuitant dies during the accumulation period, the death benefit proceeds are the amount, if any, payable under the death benefit described in your Contract.

death claim day	Any day after the death report day on which we receive a beneficiary’s completed election form regarding payment of his/her portion of the death benefit proceeds that are payable upon the death of an owner who is the annuitant.

death report day	The valuation date on which we have received both proof of death of an owner who is the annuitant and a beneficiary’s election regarding payment. If the spouse of the deceased owner/annuitant elects to continue (if sole beneficiary) the Contract, there are two death report days (one relating to the death of the first owner/annuitant to die; the second relating to the death of the spouse who continues the Contract). If there is no spousal continuation of the Contract, then there is only one death report day for the Contract. If there are multiple beneficiaries, the death report day is the earliest date on which we receive both proof of death and any beneficiary’s completed election form.

fixed account	An option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.

fixed account value	During the accumulation period, your Contract’s value allocated in the fixed account.

funds	Investment companies which are registered with the U.S. Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Contract in the future.

in force	Condition under which the Contract is active and an owner is entitled to exercise all rights under the Contract.

maturity date	The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant’s 90th birthday.

Monthiversary	The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.

NYSE	New York Stock Exchange.

nonqualified Contracts	Contracts issued other than in connection with retirement plans.

owner (you, your)	The person(s) entitled to exercise all rights under the Contract. The annuitant is an owner unless the application states otherwise, or unless a change of ownership is made at a later time.

portfolio	A separate investment portfolio of a fund.

purchase payments/premium	Amounts paid by an owner or on an owner’s behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term “purchase payment” or “premium” in this prospectus, it has the same meaning as “net payment” in the Contract, which means the purchase payment less any applicable premium taxes.

qualified Contracts	Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

separate account	WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.

separate account value	During the accumulation period, your Contract’s value in the separate account, which equals the sum of the values in each subaccount.

subaccount	A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.

surrender	The termination of a Contract at the option of an owner.

valuation date/ business date	Each day on which the NYSE is open for trading, except when a subaccount’s corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term “business day,” it has the same meaning as valuation date.

valuation period	The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.

Western Reserve (we, us, our)	Western Reserve Life Assurance Co. of Ohio.

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail. Please read the entire prospectus carefully.

1. The Annuity Contract

The WRL Freedom Bellwether® is a flexible payment variable accumulation deferred annuity contract (the “Contract”) offered by Western Reserve. It is a contract between you, as the owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.

The Contract allows you to direct your money into any of the 41 subaccounts. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the portfolio’s investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.

You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 4%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account. The fixed account is not available in all states.

You can transfer money between any of the investment choices during both the accumulation period and the income phase, subject to certain limits on transfers from the fixed account and certain restrictions on the method of transfers between AVIT subaccounts and subaccounts investing in the ATSF funds and the Fidelity VIP funds.

For an additional charge, you may purchase an Additional Earnings Rider that may provide a supplemental death benefit. You may only add the Additional Earnings Rider when you purchase the Contract. See Section 9. Death Benefit, for details concerning this rider. Subject to compliance with applicable law, we may at any time discontinue offering any optional rider described in this prospectus.

If you already have the Guaranteed Minimum Income Benefit Rider, please read Appendix C carefully. This rider is no longer available for sale.

The Contract, like all deferred annuity contracts, has two phases: the “accumulation period” and the “income phase.” During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the annuity payment option you choose, will largely determine the amount of any income payments you receive during the income phase.

2. Annuity Payments (The Income Phase)

The Contract allows you to receive income after the maturity date under one of five annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of the payments you receive may go up or down depending on the investment results of the portfolios you invest in at that time. Generally, you cannot annuitize before your Contract’s fifth anniversary.

3. Purchase

You can buy this Contract with $25,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation period. We allow purchase payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total purchase payments you may make during the accumulation period.

4. Investment Choices

You can invest your money in any of the 41 fund portfolios by directing it to the corresponding subaccount. The portfolios are described in the fund prospectuses. The portfolios now available to you under the Contract are:

AEGON/TRANSAMERICA SERIES FUND, INC. ATSF) – INITIAL CLASS

AEGON Bond	MFS High Yield
American Century International	Munder Net50
Asset Allocation – Growth Portfolio	PIMCO Total Return
Asset Allocation – Conservative Portfolio	Salomon All Cap
Asset Allocation – Moderate Portfolio	T. Rowe Price Equity Income
Asset Allocation – Moderate Growth Portfolio	T. Rowe Price Small Cap
Capital Guardian U.S. Equity	Templeton Great Companies Global (formerly, Great Companies – Global2)(2)
Capital Guardian Value	Third Avenue Value
Clarion Real Estate Securities	Transamerica Balanced (formerly, Janus Balanced)(3)
Federated Growth & Income	Transamerica Convertible Securities
Great Companies — AmericaSM(1)	Transamerica Equity(4)
Great Companies — TechnologySM	Transamerica Growth Opportunities(5)
J.P. Morgan Enhanced Index	Transamerica Money Market
J.P. Morgan Mid Cap Value (formerly, Dreyfus Mid Cap)	Transamerica Small/Mid Cap Value
Janus Growth	Transamerica U.S. Government Securities
Marsico Growth	Transamerica Value Balanced(6)
Mercury Large Cap Value (formerly, PBHG/NWQ Value Select)	Van Kampen Emerging Growth

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) — SERVICE CLASS 2(7)

Fidelity VIP Equity-Income Portfolio
Fidelity VIP Contrafund® Portfolio
Fidelity VIP Growth Opportunities Portfolio

ACCESS VARIABLE INSURANCE TRUST (AVIT)

Access U.S. Government Money Market Portfolio
Potomac Dow 30 Plus Portfolio
Potomac OTC Plus Portfolio
Wells S&P REIT Index Portfolio

(1)	As of close of business on April 30, 2004, subject to shareholder approval, the G.E. US Equity portfolio merged into the Great Companies — AmericaSM portfolio.
(2)	As of close of business on April 30, 2004, subject to shareholder approval, the Templeton Great Companies Global (formerly, Great Companies – Global2) portfolio merged into the Janus Global portfolio. The Janus Global portfolio was renamed Templeton Great Companies Global.
(3)	As of close of business on April 30, 2004, subject to shareholder approval, the Janus Balanced portfolio was renamed Transamerica Balanced.
(4)	As of close of business on April 30, 2004, subject to shareholder approval, the Alger Aggressive Growth portfolio merged into the Transamerica Equity portfolio.
(5)	As of close of business on April 30, 2004, subject to shareholder approval, the PBHG Mid Cap portfolio merged into the Transamerica Growth Opportunities portfolio.
(6)	As of close of business on April 30, 2004, subject to shareholder approval, the LKCM Strategic Return portfolio merged into the Transamerica Value Balanced portfolio.
(7)	These portfolios are available for investment only to Contract owners who purchased the Contract before May 1, 2003.

Please contact our administrative office at 1-800-851-9777 (Monday—Friday 8:30 a.m. - 7:00 p.m. Eastern Time) or visit our website (www.westernreserve.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.

You can also allocate your purchase payments to the fixed account. The fixed account is not available in all states. If your Contract was issued in New Jersey or Washington, you may not direct or transfer any money to the fixed account.

Transfers. You have the flexibility to transfer assets within your Contract. During the accumulation period you may transfer amounts among the subaccounts and between the subaccounts and the fixed account. Certain restrictions and charges apply.

5. Expenses

We do not take any deductions for sales charges from purchase payments at the time you buy the Contract. You generally invest the full amount of each purchase payment in one or more of the investment choices.

During the accumulation period and the income phase (if you elect a variable annuity payment option), we deduct a daily mortality and expense risk charge of 1.25% and a daily administrative charge of 0.15% annually from the money you have invested in the subaccounts.

If you select the Additional Earnings Rider, there is an annual charge during the accumulation period of 0.35% of your Contract’s annuity value. This charge will not increase after you purchase the rider. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider. We do not assess this charge during the income phase. This rider is not available in all states.

During the accumulation period, we deduct an annual Contract charge of $30 from the annuity value on each Contract anniversary and at the time of surrender.

We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year. There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

If you take a Contract loan, we will impose a $30 loan processing fee. Only certain types of qualified Contracts can take Contract loans. This fee is not applicable in all states.

We may deduct state premium taxes, which currently range from 0% to 3.50%, when you make your purchase payment(s), if you surrender the Contract or partially withdraw its value, if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.

The portfolios deduct management fees and expenses charges from amounts you have invested in the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses reduce the value of your portfolio shares. These fees and expenses currently range from 0.38% to 1.50% annually, depending on the portfolio. See the Annuity Contract Fee Table section of this prospectus and the fund prospectuses.

See Section 10. Other Information - Distribution of the Contracts for information concerning compensation we pay our agents for the sale of the Contracts.

6. Taxes

The Contract’s earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out of a Contract, you may be charged a 10% federal penalty tax on the amount you must report as taxable income. The annuity payments you receive during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income until the “investment in the contract” has been fully recovered. Different tax consequences may apply for a qualified Contract.

Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial withdrawal or complete surrender.

7. Access to Your Money

You can take some or all of your money out anytime during the accumulation period. Unless we otherwise consent, you may not take a partial withdrawal if it reduces the cash value below $25,000. No partial withdrawals may be made from the fixed account without prior consent from us. Access to amounts held in qualified Contracts may be restricted or prohibited. Other restrictions and withdrawal charges may apply. You may also have to pay federal income tax and a penalty tax on any money you take out. No withdrawal charges apply.

Partial withdrawals may reduce the death benefit and the Additional Earnings Rider benefit by more than the amount withdrawn.

8. Performance

The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. We provide performance information in Appendix B and in the SAI. Past performance does not guarantee future results.

9. Death Benefit

If you are both an owner and the annuitant and you die before the maturity date, your beneficiary will receive the death benefit proceeds. If your sole beneficiary is your surviving spouse (and you are the owner/annuitant), then your surviving spouse may elect to continue the Contract. If your surviving spouse elects continuation, we will adjust the annuity value as of the death report day to equal the death benefit proceeds on the death report day. Death benefit provisions may vary by state.

If you are named only as an owner, and you die before the annuitant and before the maturity date, and if your surviving spouse is the successor owner, then the Contract continues. However, the annuity value is not increased to equal the death benefit proceeds.

If you name different persons as owner and annuitant, you can affect whether the death benefit proceeds are payable and who will receive them. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

Payments upon death are subject to certain distribution requirements under the Code. See the SAI for more details.

If the annuitant who is an owner dies before the maturity date and if a death benefit is payable, the death benefit proceeds will be the greatest of:

•	the annuity value of your Contract on the death report day;

•	the total purchase payments you make to the Contract, reduced by partial withdrawals, credited with 5% on each Contract anniversary (until the annuitant turns age 80), up to a maximum of 200% of total purchase payments less withdrawals. (Please note that the 5% credit is not available in all states.); or

•	the highest annuity value of your Contract on any Contract anniversary between May 1, 2000 or the Contract date (as shown on your Contract schedule page), if later, and the earlier of:

•	the annuitant’s date of death; or

•	the Contract anniversary nearest the annuitant’s 80th birthday. This benefit terminates at age 80.

The highest annuity value will be increased by purchase payments made and decreased by adjusted partial withdrawals taken since the Contract anniversary with the highest annuity value.

An additional death benefit may be payable if you purchase the Additional Earnings Rider and it is in effect at the time the death benefit proceeds become payable. You may only select the Additional Earnings Rider if you are both the owner and the annuitant (except in the case of a trust or employee-sponsored plan). Unless we otherwise consent, we reserve the right to limit the number of Additional Earnings Riders that you may purchase to one per annuitant. See Section 9. Death Benefit - Additional Earnings Rider for details.

The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Section 2. Annuity Payments (The Income Phase) - Fixed Annuity Payment Options and Variable Annuity Payment Options for a description of the annuity payment options. Not all payment options provide for the payment of a death benefit.

10. Other Information

Right to Cancel Period. You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your original signature written notice of cancellation and the returned Contract. A faxed version or a copy of the written notice of cancellation will not be sufficient for us to pay a refund. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

Who Should Purchase the Contract? We have designed this Contract for people seeking long-term tax deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax-favored arrangement itself provides tax-sheltered growth.

Additional Features. This Contract has additional features that might interest you. These include the following:

•	Systematic Partial Withdrawals: You can arrange to have money automatically sent to you monthly, quarterly, semi-annually, or annually while your Contract is in the accumulation period. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.

•	Dollar Cost Averaging: You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the WRL Transamerica Money Market subaccount or WRL AEGON Bond subaccount to your choice of subaccounts (except for AVIT subaccounts). Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.

•	Asset Rebalancing: We will, upon your request, automatically transfer amounts periodically among the subaccounts (except for AVIT subaccounts) on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.

•	Telephone, Fax and Internet Transactions: You may make transfers, withdrawals and/or change the allocation of additional purchase payments by telephone or fax. You may also make transfers and change premium payment allocations through our website – www.westernreserve.com. Internet transactions are not available for transfers and changes in premium payment allocation involving the fixed account. Transfer orders made in writing, by telephone, by facsimile, or via the Internet must be received before the close of our business day, which is the same as when the NYSE closes, usually 4:00 p.m. Eastern Time. Transfer orders received at our administrative office before the NYSE closes are priced using the subaccount accumulation unit value determined at the close of that regular business session of the NYSE (usually 4:00 p.m. Eastern Time). If we receive a transfer order at our administrative office after the NYSE closes for normal trading, we will process the order using the subaccount accumulation unit value determined at the close of the next regular business session of the NYSE. Restrictions apply to transfers involving the AVIT subaccounts.

•	Contract Loans (for certain qualified Contracts): If you own a qualified Contract, you may be eligible to take out Contract loans during the accumulation period, subject to certain restrictions. Penalties may apply if you fail to comply with required restrictions. See Section 7. Access to Your Money - Contract Loans for Certain Qualified Contracts for details.

•	Guaranteed Minimum Death Benefit Features:

•	Additional Benefits with Spousal Continuation: If an owner who is the annuitant dies before the maturity date, and if the surviving spouse of the deceased owner is the sole beneficiary, then the surviving spouse may continue the Contract as sole owner and annuitant. We will pay a death benefit on the death of the surviving spouse and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse. If the surviving spouse is the sole beneficiary and elects to continue the Contract, we will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day.

•	Additional Death Benefit on Beneficiary’s Death: If an owner who is the annuitant dies before the maturity date, and the deceased owner’s spouse is not named as the sole beneficiary who elects to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed that beneficiary’s life expectancy (the “distribution period”). We will pay a death benefit under the Contract if the beneficiary dies during the distribution period and permit such beneficiary to name a new beneficiary. We will revise the way we calculate that death benefit so that it is based on the age of such beneficiary.

•	Multiple Beneficiaries: If an owner who is the annuitant dies before the maturity date, and the deceased owner has named multiple beneficiaries, each beneficiary may choose individually how he or she wants to receive his/her portion of the death benefit proceeds.

•	Additional Earnings Rider: You may add this rider for an additional charge only when you purchase the Contract and if you and the annuitant are age 75 or younger. It may provide you with a supplemental death benefit to help offset the taxes typically due on annuity death benefits. The Additional Earnings Rider may continue with the Contract if the surviving spouse elects to continue the Contract. If the Additional Earnings Rider is attached to a Contract with multiple beneficiaries, and the death benefit proceeds are payable to the beneficiaries, then each beneficiary may choose individually whether to receive any benefit under the Additional Earnings Rider as of the death report day (and thereby terminate the rider), or continue the rider (with fees) and have any benefit under the Additional Earnings Rider paid on that beneficiary’s death. This rider is not available in all states and may vary by state. We recommend that you consult your tax advisor before you purchase this rider.

These features are not available in all states, may vary by state and may not be suitable for certain qualified Contracts or in your particular situation. Subject to compliance with applicable law, we may at any time discontinue offering any optional rider or feature described in this prospectus.

Certain states place restrictions on access to the fixed account, on the death benefit calculation, on the annuity payment options and on other features of the Contract. Consult your agent and the Contract for details.

Scheduled Financial Transaction Processing. We process scheduled financial transactions based on the accumulation unit values determined at the end of the business day on which we schedule the transaction. Examples of scheduled financial transactions include systematic partial withdrawals, dollar cost averaging and asset rebalancing.

A business day is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE. If a day on which a scheduled financial transaction would ordinarily occur falls on a day the NYSE is closed, we will process the transaction the next day that the NYSE is open.

Other Contracts. We offer other variable annuity contracts which also invest in the same portfolios of the funds. These contracts may have different charges that could affect subaccount performance and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call us at 1-800-851-9777 (Monday — Friday 8:30 a.m. — 7:00 p.m. Eastern Time).

11. Inquiries

If you need additional information, please contact us at:

Western Reserve Life

Administrative Office

Attention: Annuity Department

P. O. Box 9051

Clearwater, FL 33758-9051

1-800-851-9777

(Monday — Friday 8:30 a.m. — 7:00 p.m. Eastern Time)

www.westernreserve.com

ANNUITY CONTRACT FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and charges that you will pay at the time that you buy the Contract, take a loan from the Contract, partially withdraw or completely surrender the Contract, or transfer annuity value between the subaccounts and/or the fixed account. State premium taxes may also apply.

Owner Transaction Expenses

Sales Load on Purchase Payments	None
Maximum Withdrawal Charge (as a % of purchase payments)(1)	None
Transfer Charge(2)	$10 after 12 per year
Loan Processing Fee(3)	$30 per loan

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including portfolio fees and expenses. This table also includes the charges you would pay if you added optional riders to your Contract.

Periodic Charges other than Portfolio Expenses

Annual Contract Charge(4)	$30 per Contract year
Separate Account Annual Expenses (as a % of average separate account value during the accumulation period)
Mortality and Expense Risk Charge(5)	1.25%
Administrative Charge(5)	0.15%
Total Separate Account Annual Expenses	1.40%
Additional Earnings Rider Charge (optional)(6)	0.35%

(1)	We will deduct from any payment for a partial or complete surrender the charge for any extraordinary expenses we incur for expediting delivery of the payment of your partial or complete surrender – such as for wire transfers or overnight mail expenses. We charge $25 for a wire transfer and $20 ($30 for a Saturday delivery) for an overnight delivery.
(2)	There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.
(3)	Loans are available only for certain qualified Contracts. The loan fee is not applicable in all states.
(4)	We may waive the annual Contract charge for Contracts sold to groups of employees with the same employer, including our directors, officers and full-time employees, or other groups where sales to the group reduce our administrative expenses. We currently waive this charge if either the annuity value, or the total premium payments, minus all partial surrenders, equals or exceeds $50,000 on the Contract anniversary for which the charge is payable. However, we will deduct this charge from your annuity value if you surrender your Contract completely.
(5)	These charges are assessed on assets in each subaccount. They do not apply to the fixed account. These charges apply during the accumulation period; they also apply during the income phase if you elect variable annuity income payments.
(6)	This rider is optional. You may only add this rider when we issue the Contract. If you add it, we will impose during the accumulation period an annual rider charge equal to 0.35% of your Contract’s annuity value on each rider anniversary and pro rata on the termination date of the rider (including contract surrender). The charge will not increase once the rider has been issued. We deduct the rider charge from the fixed account and from each subaccount in proportion to the amount of the annuity value in each account. We do not assess this charge during the income phase. This rider is not available in all states.

The next table shows the lowest and highest total operating expenses charged by the portfolios for the fiscal year ended December 31, 2003. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Range of Expenses for the Portfolios(1)(2)

	Minimum	Maximum
Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)	0.38%	1.50%
Net Annual Portfolio Operating Expenses (3) (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses – after any contractual waivers of fees and expenses)	0.38%	1.45%

(1)	The portfolio expenses used to prepare this table were provided to Western Reserve by the fund(s). Western Reserve has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2003. Current or future expenses may be greater or less than those shown.
(2)	The table showing the range of expenses for the portfolios takes into account the expenses of several asset allocation portfolios that are “fund of funds.” A “fund of funds” portfolio typically allocates its assets, within predetermined percentage ranges, among certain other portfolios of the ATSF fund. Each “fund of funds” has its own set of operating expenses, as does each of the portfolios in which it invests. In determining the range of portfolio expenses, Western Reserve took into account the combined actual expenses for each of the “fund of funds” and for the portfolios in which it invests, assuming a constant allocation by each “fund of funds” of its assets among the portfolios identical to its actual allocation at December 31, 2003.
(3)	The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements for eight portfolios that require a portfolio’s investment adviser to reimburse or waive portfolio expenses until April 30, 2005.

Examples of Maximum Charges

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the maximum costs of investing in the Contract, including Contract owner transaction expenses, the annual Contract charge, separate account charges, the maximum charge for the optional Additional Earnings Rider, and maximum Annual Portfolio Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year.

If you surrender, annuitize*, or remain invested in the Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$333	$1,017	$1,725	$3,601

*	You cannot annuitize your Contract before your Contract’s fifth anniversary.

The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The annual Contract charge of $30 is reflected as an annual charge of 0.05% that is determined by dividing the total Contract charges collected during 2003 by total average net assets attributable to the Contract during 2003. Different fees and expenses not reflected in the Example may be assessed after you annuitize under a variable annuity payout option.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

Financial Information. We have included in Appendix A a financial history of the accumulation unit values for the subaccounts available through this Contract.

1. THE ANNUITY CONTRACT

This prospectus describes the WRL Freedom Bellwether® variable annuity contract offered by Western Reserve.

An annuity is a contract between you, the owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay the annuitant an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2 below.) Until the maturity date, your annuity is in the accumulation period and the earnings generally are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.

The Contract is a flexible payment variable accumulation deferred annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.

It is a “flexible payment” Contract because after you purchase it, you can generally make additional investments of $50 or more at any time, until the maturity date. But you are not required to make any additional investments.

The Contract is a “variable” annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable investment portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation period depends upon the performance of your investment choices. If you elect to receive variable annuity payments during the income phase of your Contract, the amount of your annuity payments will also depend upon the performance of your investment choices for the income phase.

The Contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 4% per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are equal to or greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.

The fixed account is not available in all states. If your Contract was issued in New Jersey or Washington, you may not direct or transfer any money to the fixed account.

2. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The maturity date cannot be later than the annuitant’s 90th birthday. The maturity date may be earlier for qualified Contracts.

Election of Annuity Payment Option. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see below) as a Variable Life Income with 10 years of guaranteed payments. You cannot change the annuity payment option after the maturity date.

If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date. As of the maturity date, you may make transfers among the subaccounts, but you may not make transfers from or to the fixed account; we may limit subaccount transfers to one per Contract year.

Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. As of the maturity date and so long as we agree, you may elect a different annuitant or add a joint annuitant who will be a joint payee under a joint and survivor life income payment option. If you do not choose an annuitant, we will consider you to be the annuitant.

Supplemental Contract. Once you annuitize and if you have selected a fixed annuity payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.

Annuity Payment Options Under the Contract

The Contract provides five annuity payment options that are described below. You may choose any annuity payment option available under your Contract. You can choose to receive payments monthly, quarterly, semi-annually or annually.

We will use your “annuity proceeds” to provide these payments. The “annuity proceeds” is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $20, then we will pay you the annuity proceeds in one lump sum.

Fixed Annuity Income Payments. If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will depend on three things:

•	The amount of the annuity proceeds on the maturity date;

•	The interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3%); and

•	The specific payment option you choose.

Variable Annuity Income Payments. If you choose variable annuity payment Option D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest in and the Contract’s assumed investment return of 5%. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the Contract’s assumed investment return of 5% at all times, then the dollar amount of the next variable annuity payment would remain the same. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, then the dollar amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than the 5% assumed investment return, then the dollar amount of the variable annuity payments would decrease. The portfolio in which you are invested must grow at a rate at least equal to the 5% assumed investment return (plus the mortality and expense risk charge of 1.25% annually and the administrative charge of 0.15% annually) in order to avoid a decrease in the dollar amount of variable annuity payments. For more information on how variable annuity income payments are determined, see the SAI.

If you elect a variable annuity payment option, we deduct a daily mortality and expense risk charge of 1.10% annually and an administrative charge at 0.15% annually from your subaccount assets.

The annuity payment options are explained below. Some of the annuity payment options may not be available in all states. Options A, B, and C are fixed only. Options D and E are variable only.

Fixed Annuity Payment Options

Payment Option A — Fixed Installments. We will pay the annuity in equal payments over a fixed period of 5, 10, 15 or 20 years or any other fixed period acceptable to Western Reserve.

Payment Option B — Life Income: Fixed Payments

•	No Period Certain: We will make level payments only during the annuitant’s lifetime;

•	10 Years Certain: We will make level payments for the longer of the annuitant’s lifetime or 10 years; or

•	Guaranteed Return of Annuity Proceeds: We will make level payments for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

Payment Option C — Joint and Survivor Life Income: Fixed Payments. We will make level payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

For more information on how the fixed annuity payments are determined, see the SAI.

Variable Annuity Payment Options

Payment Option D — Variable Life Income. The annuity proceeds are used to purchase variable annuity units in the subaccounts you select. You may choose between:

•	No Period Certain: We will make variable payments only during the annuitant’s lifetime; or

•	10 Years Certain: We will make variable payments for the longer of the annuitant’s lifetime or 10 years.

Payment Option E — Variable Joint and Survivor Life Income. We will make variable payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with us.

Note Carefully: The death benefit payable after the maturity date will be affected by the annuity option you choose.

If:

•	you choose Life Income with No Period Certain or a Joint and Survivor Life Income (fixed or variable); and

•	the annuitant(s) dies, for example, before the due date of the second annuity payment;

Then:

•	we may make only one annuity payment and there will be no death benefit payable.

If:

•	you choose Fixed Installments, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Annuity Proceeds, or Variable Life Income with 10 Years Certain; and

•	the person receiving payments dies prior to the end of the guaranteed period;

Then:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their value (determined at the date of death) may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant’s address of record. The annuitant is responsible for keeping Western Reserve informed of the annuitant’s current address of record.

3. PURCHASE

Contract Issue Requirements

We will issue a Contract if:

•	we receive the information we need to issue the Contract;

•	we receive a minimum initial purchase payment (except for 403(b) Contracts); and

•	you and the annuitant are age 85 or younger.

Purchase Payments

You should make checks or drafts for purchase payments payable only to “Western Reserve” and send them to our administrative office. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.

Initial Purchase Requirements

The initial purchase payment for most Contracts must be at least $25,000. We will credit your initial purchase payment to your Contract within two business days after the day we receive it and your complete Contract information at our administrative office. If we are unable to credit your initial purchase payment, we (or your agent) will contact you within five business days and explain why. We will also return your initial purchase payment at that time unless you tell us (or your agent) to keep it. We will credit your initial purchase payment as soon as we receive all necessary application information.

The date on which we credit your initial purchase payment to your Contract is the Contract date. If we receive your complete Contract application and initial purchase payment on the 29th, 30th or 31st day of the month, your Contract date will be the 28th day of the month. We will, however, credit your initial purchase payment on the business day on which we actually receive the payment, provided your application is complete. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.

Generally, we will credit your initial purchase payment at the accumulation unit value computed at the end of the business day on which we receive it and have all necessary application information at our administrative office. Our business day closes when the NYSE closes, usually at 4:00 p.m. Eastern Time. If we receive your initial purchase payment and complete application after the close of our business day, we will calculate and credit it as of the close of the next business day.

Although we do not anticipate delays in processing your application, we may experience delays if agents fail to forward applications and purchase payments to our administrative office in a timely manner.

If you wish to make purchase payments by bank wire, please contact our administrative office at 1-800-851-9777 (Monday – Friday 8:30 a.m. – 7:00 p.m. Eastern Time.

We may reject any application or purchase payments for any reason permitted by law.

Additional Purchase Payments

You are not required to make any additional purchase payments. However, you can make additional purchase payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept purchase payments by bank wire or by check. Additional purchase payments must be at least $50 ($1,000 if by wire). We will credit any additional purchase payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them at our administrative office. Our business day closes when the NYSE closes, usually at 4:00 p.m. Eastern Time. If we receive your purchase payments after the close of our business day, we will calculate and credit them as of the close of the next business day.

Maximum Annual Purchase Payments

We allow purchase payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total purchase payments you may make during the accumulation period.

Allocation of Purchase Payments

On the Contract date, we will allocate your purchase payment to the investment choices you selected on your application. Your allocation must be in whole percentages and must total 100%. We will allocate additional purchase payments as you selected on your application, unless you request a different allocation.

You may change allocations for future additional purchase payments by writing or telephoning the administrative office or by visiting our website – www.westernreserve.com, subject to the limitations described under Section 4. Investment Choices – Telephone, Fax and Internet Transactions. The allocation change will apply to purchase payments received after the date we receive the change request at our administrative office.

You should review periodically how your payments are divided among the subaccounts because market conditions and your overall financial objectives may change.

Right to Cancel Period

You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive your written notice of cancellation and the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

Annuity Value

You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of business on each business day and ends at the close of business on the next valuation date. A valuation date is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE.

Accumulation Units

We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount’s accumulation unit value as of the end of that valuation date. If you withdraw or transfer out of a subaccount, or if we assess a transfer charge, annual Contract charge, or any Additional Earnings Rider charge, we subtract accumulation units from the subaccounts using the same method.

Each subaccount’s accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new accumulation unit value reflects the investment performance and the fees and expenses of the underlying portfolio and the daily deduction of the mortality and expense risk charge and the administrative charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.

4. INVESTMENT CHOICES

The Separate Account

Currently 41 subaccounts of the separate account are offered through this Contract.

The Funds. Each subaccount invests exclusively in one portfolio of a fund. The portfolios, their investment objectives and advisers or sub-advisers are listed below.

Portfolio	Investment Objective	Adviser or Sub-Adviser
Access U.S. Government Money Market Portfolio(9)	Seeks to achieve its objectives by investing in high quality, U.S. dollar-denominated short-term obligations that have been determined by the sub-adviser to present minimal risk.	Rafferty Asset Management, LLC

AEGON Bond	Seeks the highest possible current income within the confines of the primary goal of insuring the protection of capital.	Banc One Investment Advisors Corp.

American Century International	Seeks capital growth.	American Century Investment Management, Inc.

Asset Allocation – Growth Portfolio(1)	Seeks capital appreciation and current income.	AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation – Conservative Portfolio(1)	Seeks current income and preservation of capital.	AEGON/Transamerica Fund Advisers, Inc.

Asset Allocation – Moderate Portfolio(1)	Seeks capital appreciation.	AEGON/Transamerica Fund Advisers, Inc.

Portfolio	Investment Objective	Adviser or Sub-Adviser
Asset Allocation – Moderate Growth Portfolio(3)	Seeks capital appreciation.	AEGON/Transamerica Fund Advisers, Inc.

Capital Guardian U.S. Equity	Seeks to provide long-term growth of capital.	Capital Guardian Trust Company

Capital Guardian Value	Seeks to provide long-term growth of capital and income through investments in a portfolio comprised primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts) and other U.S. registered foreign securities.	Capital Guardian Trust Company

Clarion Real Estate Securities	Seeks long-term total returns from investments primarily in equity securities of real estate companies.	ING Clarion Real Estate Securities

Federated Growth & Income	Seeks total return by investing in securities that have defensive characteristics.	Federated Equity Management Company of Pennsylvania

Fidelity VIP Equity-Income Portfolio(2)	Seeks reasonable income.	Fidelity Management & Research Company

Fidelity VIP Contrafund® Portfolio(2)	Seeks long-term capital appreciation.	Fidelity Management & Research Company

Fidelity VIP Growth Opportunities Portfolio(2)	Seeks to provide capital growth.	Fidelity Management & Research Company

Great Companies — AmericaSM(3)	Seeks long-term growth of capital.	Great Companies, L.L.C.

Great Companies — TechnologySM	Seeks long-term growth of capital.	Great Companies, L.L.C.

J.P. Morgan Enhanced Index	Seeks to earn a total return modestly in excess of the total return performance of the S&P 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.	J.P. Morgan Investment Management Inc.

J.P. Morgan Mid Cap Value	Seeks growth from capital appreciation.	J.P. Morgan Investment Management Inc.

Janus Growth	Seeks growth of capital.	Janus Capital Management LLC

Marsico Growth	Seeks long-term growth of capital.	Banc of America Capital Management, LLC

Mercury Large Cap Value	Seeks to achieve superior long-term performance with below average volatility to the Russell 1000 Value Index.	Fund Asset Management L.P. dba Mercury Advisors

MFS High Yield	Seeks to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.	MFS® Investment Management

Munder Net50	Seeks long-term capital appreciation.	Munder Capital Management

PIMCO Total Return	Seeks maximum total return consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC

Potomac Dow 30 Plus Portfolio(9)	Seeks daily investment results that correspond to 125% of the performance of the Dow Jones Industrial AverageSM.	Rafferty Asset Management, LLC

Potomac OTC Plus Portfolio(9)	Seeks to provide investment returns that correspond to 125% of the performance of the Nasdaq 100 IndexTM.	Rafferty Asset Management, LLC

Salomon All Cap	Seeks capital appreciation.	Salomon Brothers Asset Management, Inc

T. Rowe Price Equity Income	Seeks to provide substantial dividend income, as well as long-term growth of capital, by primarily investing in the dividend - paying common stocks of established companies.	T. Rowe Price Associates, Inc.

T. Rowe Price Small Cap	Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.	T. Rowe Price Associates, Inc.

Templeton Great Companies Global(4)	Seeks long-term growth of capital in a manner consistent with the preservation of capital and balanced by current income.	Great Companies, L.L.C. and Templeton Investment Counsel, LLC

Third Avenue Value	Seeks long-term capital appreciation.	Third Avenue Management LLC

Transamerica Balanced(5)	Seeks to achieve long term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash or cash equivalents.	Transamerica Investment Management, LLC

Transamerica Convertible Securities	Seeks maximum total return through a combination of current income and capital appreciation.	Transamerica Investment Management, LLC

Transamerica Equity(6)	Seeks to maximize long-term growth.	Transamerica Investment Management, LLC

Transamerica Growth Opportunities(7)	Seeks to maximize long-term growth.	Transamerica Investment Management, LLC

Transamerica Money Market	Seeks to obtain maximum current income consistent with preservation of principal and maintenance of liquidity.	Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value	Seeks to maximize total return.	Transamerica Investment Management, LLC

Portfolio	Investment Objective	Adviser or Sub-Adviser

Transamerica U.S. Government Securities	Seeks to provide as high a level of total return as is consistent with prudent investment strategies by investing under normal conditions at least 80% of its assets in U.S. government debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or government-sponsored entities.	Transamerica Investment Management, LLC

Transamerica Value Balanced(8)	Seeks preservation of capital and competitive investment returns.	Transamerica Investment Management, LLC

Van Kampen Emerging Growth	Seeks capital appreciation.	Van Kampen Asset Management Inc.

Wells S&P REIT Index Portfolio(9)	Seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Companies Index.	Wells Asset Management, Inc.

(1)	Each asset allocation portfolio is a “fund of funds” that invests in a combination of underlying ATSF portfolios.
(2)	These portfolios are available for investment only to Contract owners who purchase the Contract before May 1, 2003.
(3)	As of close of business on April 30, 2004, subject to shareholder approval, the G.E. US Equity portfolio merged into the Great Companies — AmericaSM portfolio.
(4)	As of close of business on April 30, 2004, subject to shareholder approval, the Templeton Great Companies Global (formerly, Great Companies – Global2) portfolio merged into the Janus Global portfolio. The Janus Global portfolio was then (1) renamed Templeton Great Companies Global; and (2) co-subadvised by Great Companies, L.L.C. and Templeton Investment Counsel, LLC.
(5)	As of close of business on April 30, 2004, subject to shareholder approval (1) the Janus Balanced portfolio was renamed Transamerica Balanced; (2) the subadviser was changed from Janus Capital Management LLC to Transamerica Investment Management LLC; and (3) the investment objective was changed from “Seeks long-term capital growth, consistent with preservation of capital and balanced by current income” to “Seeks to achieve long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash or cash equivalents.”
(6)	As of close of business on April 30, 2004, subject to shareholder approval, the Alger Aggressive Growth portfolio merged into the Transamerica Equity portfolio.
(7)	As of close of business on April 30, 2004, subject to shareholder approval, the PBHG Mid Cap portfolio merged into the Transamerica Growth Opportunities portfolio.
(8)	As of close of business on April 30, 2004, subject to shareholder approval, the LKCM Strategic Return portfolio merged into the Transamerica Value Balanced portfolio.
(9)	The AVIT portfolios allow market timing / frequent transfers. Market timing may increase portfolio expenses and have other adverse consequences for long-term investors. See “Disruptive Trading and Market Timing”, below. Some AVIT portfolios may use investment techniques not associated with most mutual fund portfolios. Investors in those AVIT portfolios will bear additional investment risks. See the AVIT fund prospectus for a description of the investment objectives and risks associated with investing in the AVIT portfolios.

AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) located at 570 Carillon Parkway, St. Petersburg, Florida 33716, a subsidiary of Western Reserve, serves as investment adviser to the ATSF fund and manages the ATSF fund in accordance with the policies and guidelines established by the fund’s Board of Directors. For certain portfolios, ATFA has engaged investment subadvisers to provide portfolio management services. See the ATSF fund prospectus for more information regarding ATFA and the investment subadvisers.

Morningstar Associates, LLC (“Morningstar”), located at 225 West Wacker Drive, Chicago, Illinois 60606, serves as a “consultant” to ATFA for investment model creation and maintenance to the Asset Allocation-Growth Portfolio, Asset Allocation-Moderate Growth Portfolio, Asset Allocation-Conservative Portfolio, Asset Allocation-Moderate Portfolio of the ATSF fund. Morningstar will be paid an annual fee for its services. See the ATSF fund prospectus for more information regarding Morningstar.

Access Fund Management, LLC (“Access”) located at 28050 U.S. Highway 19 N., Suite 301, Clearwater, Florida, 33761, serves as investment adviser to the AVIT fund and manages the AVIT fund in accordance with the policies and guidelines established by the fund’s Board of Directors. See the AVIT fund prospectus for more information regarding Access.

The general public may not purchase these portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or sub-adviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to the portfolios offered by this prospectus.

There is no assurance that a portfolio will achieve its stated objective(s). More detailed information may be found in the fund prospectuses that accompany this prospectus. You should read the fund prospectuses carefully before you invest.

Please contact our administrative office at 1-800-851-9777 (Monday - Friday 8:30 a.m. - 7:00 p.m. Eastern Time) or visit our website (www.westernreserve.com) to obtain an additional copy of the fund prospectuses containing more complete information concerning the funds and portfolios.

We do not guarantee that each portfolio will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable laws, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes to allocations of new premiums by existing owners or new Contract owners at any time, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios or portfolio classes may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

The Fixed Account

Purchase payments you allocate and amounts you transfer to the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, neither the general account nor any interests in the general account is generally subject to the provisions of the 1933 Act or 1940 Act. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 4% per year. We have no formula for determining fixed account interest rates. We establish the interest rate, at our sole discretion, for each purchase payment or transfer into the fixed account. Rates are guaranteed for at least one year, but will never be less than 4% per year

Any money you allocate or transfer to the fixed account will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase.

When you request a transfer, or if we consent to a partial withdrawal from the fixed account, we will account for it on a first-in, first-out (“FIFO”) basis, for purposes of crediting your interest. This means that we will take the deduction from the oldest money you have put in the fixed account. You may transfer money from the fixed account to the subaccounts once during each Contract year, subject to certain restrictions. You may not transfer money between the fixed account and the subaccounts during the income phase. You may not make partial withdrawals from the fixed account unless we consent.

The fixed account is not available in all states. If your Contract was issued in New Jersey or Washington, you may not direct or transfer any money to the fixed account.

Transfers

During the accumulation period, you or your agent/registered representative of record may make transfers from any subaccount. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A transfer would automatically cancel your participation in the asset rebalancing program.

Currently, we allow you once per Contract year to transfer up to 100% of the amount in the fixed account. This current restriction does not apply if you have selected dollar cost averaging. However, we reserve the right to require that you comply with one or more of the following:

•	That you request transfers from the fixed account in writing;

•	That you only make transfers from the fixed account during the 30 days following each contract anniversary; and

•	That you limit the maximum amount you transfer from the fixed account to the greater of:

•	25% of the amount in the fixed account; or

•	the amount you transferred from the fixed account in the immediately prior Contract year.

Before effecting any of these requirements, we will notify you in writing, and they will apply uniformly to all Owners.

Except when used to make purchase payments, we may also defer payment of any amounts from the fixed account for no longer than six months after we receive written notice of your request for the transfer. Transfers from the fixed account are not available through our Internet website.

During the income phase of your Contract, you may transfer values from one subaccount to another. No transfers may be made to or from the fixed account during the income phase. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made. We may limit subaccount transfers to once per Contract year.

The fixed account is not available in all states. If your Contract was issued in New Jersey or Washington, you may not transfer any of their Contract value to the fixed account.

Transfers may be made by telephone, fax or Internet, subject to limitations described under Section 4. Investment Choices – Telephone, Fax and Internet Transactions. We consider all transfers made in any one day to be a single transfer.

If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year. There is no charge for transfers from the fixed account. We do not currently charge for Internet transfers, although we reserve the right to do so in the future.

Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, or faxed request at our administrative office, provided we receive your request at our administrative office before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request at our administrative office at or after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.

Disruptive Trading and Market Timing

Statement of Policy. This policy was not designed for the use of programmed, large, frequent, or short-term transfers. Such transfers may be disruptive to the underlying fund portfolios and increase transaction costs.

Programmed, large, frequent, or short-term transfers among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other contract owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into an underlying fund portfolio are made at unit values that are below the true value, or withdrawals or transfers out of the subaccount are made at unit values higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case, or causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all contract owners in that subaccount, not just those making the transfers.

Do not invest with us except in the subaccounts of the Access Variable Insurance Trust (AVIT) if you intend to conduct market timing/frequent transfer activity.

Detection. We have developed policies and procedures with respect to market timing and other transfers and do not grant exceptions thereto. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that an underlying fund portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among subaccounts of variable products issued by these other insurance companies.

Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. As described below, restrictions may take various forms, and may include permanent loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or Internet to be “expedited” transfers. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, if an underlying fund portfolio would reject or has rejected our purchase order, or because of a history of large or frequent transfers. We may impose other restrictions on transfers, such as requiring written transfer requests with an original signature conveyed only via U.S. Mail for all transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer. For all of these purposes, we may aggregate two or more policies that we believe are connected.

In addition to our internal policies and procedures, we will administer your policy to comply with state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time we are unable to purchase or redeem shares of any of the underlying fund portfolios.

AVIT Subaccounts. The restrictions above do not apply to AVIT subaccounts. However, you may only transfer between AVIT subaccounts and non-AVIT subaccounts by sending us your written request, with original signature authorizing each transfer, through standard United States postal delivery (no expedited transfers). Transfers that involve only the AVIT subaccounts may generally use expedited transfer privileges.

Because the above restrictions do not apply to the AVIT subaccounts, they may have a greater risk than others of suffering from the harmful effects of programmed, large, frequent or short-term transfers, as discussed above (i.e., dilution, an adverse effect on portfolio management, and increased expenses).

Dollar Cost Averaging Program

Dollar cost averaging allows you to transfer systematically a specific amount each month from the fixed account, the WRL Transamerica Money Market subaccount, the WRL AEGON Bond subaccount or any combination of these accounts to a different subaccount (except for AVIT subaccounts). You may specify the dollar amount to be transferred monthly; however, you must transfer a total of $1,000 monthly ($500 for New Jersey residents). To qualify, a minimum of $25,000 must be in each subaccount from which we make transfers.

There is no charge for this program. However, these transfers do count towards the 12 free transfers allowed during each Contract year.

If you make dollar cost averaging transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging.

By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Dollar cost averaging does not guarantee a profit and it does not protect you from loss if market prices decline.

We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or if you elect to participate in any asset allocation service provided by a third party.

Asset Rebalancing Program

During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts (except for AVIT subaccounts) to maintain your desired asset allocation. This feature is called asset rebalancing. To enter into asset rebalancing, please send a request form to our administrative office. To end participation in asset rebalancing, please call or write to our administrative office. Entrance to the asset rebalancing program is limited to once per Contract year. However, we will not rebalance if you are in the dollar cost averaging program or systematic partial withdrawal program, if you elect to participate in any asset allocation service provided by a third party or if you request any other transfer. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

To qualify for asset rebalancing, a minimum annuity value of $25,000 for an existing Contract, or a minimum initial purchase payment of $25,000 for a new Contract, is required. Any annuity value in the fixed account value may not be included in the asset rebalancing program. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.

There is no charge for this program. However, each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.

We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.

Telephone, Fax and Internet Transactions

You may make transfers, change the allocation of additional purchase payments and request partial withdrawals by telephone. Telephonic partial withdrawals are not allowed in the following situations:

•	for qualified Contracts (except IRAs);

•	if the amount you want to withdraw is greater than $50,000; or

•	if the address of record has been changed within the past 10 days.

Upon instructions from you, the registered representative/agent of record for your Contract may also make telephonic transfers or partial withdrawals for you. If you do not want the ability to make transfers or partial withdrawals by telephone, you should notify us in writing.

You may make telephonic transfers, allocation changes or request partial withdrawals by calling our toll-free number: 1-800-851-9777 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time). You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. Telephone transfers for contracts owned by trusts will only be allowed if a current trust certification form with a signature guarantee is on file. If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent transactions.

Telephone, fax and Internet orders must be received at our administrative office before 4:00 p.m. Eastern Time to receive same-day pricing. Orders received at our office at or after 4:00 p.m. Eastern Time will receive the price computed at the end of the next business day.

Please use the following fax numbers for the following types of transactions:

•	To request a transfer, please fax your request to us at 727-299-1648. We will not be responsible for same-day processing of transfers if you fax your transfer request to a number other than this fax number; and

•	To request a partial withdrawal, please fax your request to us at 727-299-1620. We will not be responsible for same-day processing of partial withdrawals if you fax your partial withdrawal request to a number other than this fax number.

You may make transfers and change premium allocations through our website – www.westernreserve.com.

We will not be responsible for transmittal problems which are not reported to us by the following business day. Any reports must be accompanied by proof of the faxed transmittal.

We cannot guarantee that telephone, fax or Internet transactions will always be available. For example, our administrative office may be closed during severe weather emergencies or there may be interruptions in telephone service or problems with computer systems that are beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. Outages or shutdowns may prevent or delay our receipt of your order or request.

In addition, you should protect your personal identification number (“PIN”) because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions via an automated telephone or online system is you or is authorized to act on your behalf.

We may discontinue the availability of telephone, fax or Internet transactions at any time.

Third Party Investment Services

Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ.

Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Contracts. Western Reserve, therefore, takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties.

Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

5. EXPENSES

There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses described below apply only during the accumulation period. The charges we deduct are used to pay aggregate Contract costs and expenses that we incur in providing the services and benefits under the Contract and assuming the risks associated with the Contract and riders. The charges may result in a profit to us.

Partial Withdrawals and Complete Surrenders

During the accumulation period, you can withdraw part or all of the cash value. We will not deduct any withdrawal charges. Cash value is the annuity value less the annual Contract charge, any loans and unpaid interest, any rider charges and any premium taxes. Partial surrenders may be subject to tax and a penalty may apply.

Mortality and Expense Risk Charge

We charge a fee as compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily net assets that you have invested in each subaccount. This charge is deducted daily from the subaccounts during the accumulation period. If you elect variable annuity income payments, we will continue to deduct this charge during the income phase.

If these charges do not cover our actual mortality and expense risk costs, we absorb the loss. Conversely, if these charges more than cover actual costs, the excess is added to our surplus. We expect to profit from these charges. We may use any profits to cover distribution costs.

Administrative Charge

We deduct an annual administrative charge to cover the costs of administering the Contracts. This charge is assessed daily and is equal to 0.15% per year of the daily net assets that you have invested in each subaccount. This charge is deducted from the subaccounts during the accumulation period. If you elect variable annuity income payments, we will continue to deduct this charge during the income phase.

Additional Earnings Rider Charge

If you select the Additional Earnings Rider, there is an annual charge during the accumulation period of 0.35% of your Contract’s annuity value. The charge will not be increased once the rider has been issued. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider, including Contract surrender. We do not assess this charge during the income phase.

Annual Contract Charge

We deduct an annual Contract charge of $30 from your annuity value on each Contract anniversary during the accumulation period and at surrender. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct the charge to cover our costs of administering the Contract.

Transfer Charge

You are allowed to make 12 free transfers among the subaccounts per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging transfers and asset rebalancing are considered transfers. All transfer requests made on the same day are treated as a single request. There is no charge for transfers from the fixed account, however, they will be counted towards the 12 free transfers allowed per Contract year. We do not currently charge for Internet transfers, although we reserve the right to do so in the future. We deduct the charge to compensate us for the cost of processing the transfer.

Loan Processing Fee

If you take a Contract loan, we will impose a $30 loan processing fee. We deduct this fee from the loan amount. This fee is not applicable in all states. This fee covers loan processing and other expenses associated with establishing and administering the loan reserve. Only certain types of qualified Contracts can take Contract loans.

Premium Taxes

Some states assess premium taxes on the purchase payments you make. A premium tax is a regulatory tax that some states assess on the purchase payments made into a contract. If we should have to pay any premium tax, we may deduct the tax from each purchase payment or from the accumulation unit value as we incur the tax. We may deduct the total amount of premium taxes, if any, from the annuity value when:

•	you elect to begin receiving annuity payments;

•	you surrender the Contract;

•	you request a partial withdrawal; or

•	a death benefit is paid.

As of the date of this prospectus, the following states assess a premium tax on all initial and subsequent purchase payments:

State	Qualified Contracts	Nonqualified Contracts
South Dakota	0.00%	1.25%
West Virginia	1.00%	1.00%
Wyoming	0.00%	1.00%

As of the date of this prospectus, the following states assess a premium tax against the accumulation unit value if you choose an annuity payment option instead of receiving a lump sum distribution:

State	Qualified Contracts	Nonqualified Contracts
California	0.50%	2.35%
Maine	0.00%	2.00%
Nevada	0.00%	3.50%

Federal, State and Local Taxes

We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.

Portfolio Management Fees

The value of the assets in each subaccount is reduced by the management fees and expenses paid by the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses reduce the value of your portfolio shares. A description of these fees and expenses is found in the Annuity Contract Fee Table section of this prospectus and in the fund prospectuses.

Our affiliate, AFSG, the principal underwriter for the Contracts, will receive the 12b-1 fees deducted from the assets of some portfolios for providing shareholder support services to the portfolios. In addition, we and our affiliates, including the principal underwriter for the Contracts, may receive compensation related to separate account operations from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. Such compensation may range up to 0.40% of the value of the assets of the particular portfolios attributable to the Contract. Some advisers, administrators, distributors or portfolios may be affiliated with us and some may pay us (and our affiliates) more than others.

Waived Charges and Expenses to Employees

We may waive the annual Contract charge for Contracts sold to large groups of full-time employees of the same employer, including directors, officers and full-time employees of Western Reserve and its affiliates, or other groups where sales to the group reduce our administrative expenses.

6. TAXES

Note: Western Reserve has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult with your own tax advisor about your own circumstances. We believe that the Contract qualifies as an annuity contract for federal income tax purposes and the following discussion assumes it so qualifies. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized the importance of saving for retirement and provided special rules in the Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the earnings, if any, on the money held in your annuity Contract until you take the money out either as a partial withdrawal or complete surrender, as annuity payments, or as a death benefit. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract—qualified or nonqualified (discussed below).

When a non-natural person (e.g., corporations or certain other entities other than tax-qualified trusts) owns a nonqualified Contract, the Contract will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Contracts

If you purchase the Contract under an individual retirement annuity, a 403(b) plan, 457 plan, or pension or profit sharing plan, your Contract is referred to as a qualified Contract.

If you purchase the Contract as an individual and not under a qualified Contract, your Contract is referred to as a nonqualified Contract.

Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a qualified Contract.

A qualified Contract may be used in connection with the following plans:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions. Roth IRA distributions may be tax-free if the owner meets certain rules.

•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the Contract on a pre-tax basis.

•	Corporate Pension, Profit-Sharing and H.R. 10 Plans: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the Contract on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the Contract.

There are limits on the amount of annual contributions you can make to these plans. Other restrictions may apply. The terms of the plan may limit your rights under a qualified Contract. You should consult your legal counsel or tax advisor if you are considering purchasing a Contract for use with any retirement plan. We have provided more detailed information on these plans and the tax consequences associated with them in the SAI.

Partial Withdrawals and Complete Surrenders — Nonqualified Contracts

In general, if you make a partial withdrawal or systematic partial withdrawal from your Contract, the Code treats that withdrawal as first coming from earnings and then from your purchase payments. When you make a partial withdrawal, you are taxed on the amount of the withdrawal that is earnings. When you make a complete surrender, you are generally taxed on the amount that your surrender proceeds exceed your purchase payments, reduced by amounts withdrawn which were not includable in gross income. Loans, pledges and assignments are taxed in the same manner as partial withdrawals and complete surrenders. Different rules apply for annuity payments.

In the event of a partial withdrawal or systematic partial withdrawal from, or complete surrender of, a nonqualified Contract, we will withhold for tax purposes the minimum amount required by law, unless the owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.

The Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from purchase payments made prior to August 14, 1982.

Multiple Contracts

All nonqualified, deferred annuity contracts entered into after October 21, 1988, that we issue (or our affiliates issue) to the same owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual’s gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. You should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.

Diversification and Distribution Requirements

The Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Qualified and nonqualified Contracts must meet certain distribution requirements upon an owner’s death in order to be treated as an annuity contract. A qualified Contract (except a Roth IRA) must also meet certain distribution requirements during the owner’s life. These diversification and distribution requirements are discussed in the SAI. We may modify the Contract to attempt to maintain favorable tax treatment.

Partial Withdrawals and Complete Surrenders — Qualified Contracts

The above information describing the taxation of nonqualified Contracts does not apply to qualified Contracts. There are special rules that govern qualified Contracts, including rules restricting when amounts can be paid from the Contracts and providing that a penalty tax may be assessed on amounts distributed from the Contract prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. We have provided more information in the SAI.

In the case of a partial withdrawal, systematic partial withdrawal, or complete surrender distributed to a participant or beneficiary under a qualified Contract (other than a Roth IRA or qualified Contract under Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on ratio of the investment in the Contract to the total annuity value. The “investment in the contract” generally equals the portion, if any, of any purchase payments paid by or on behalf of an individual under a Contract which is not excluded from the individual’s gross income. For Contracts issued in connection with qualified plans, the “investment in the contract” can be zero.

The Code limits the distribution of purchase payments from certain 403(b) Contracts. Distributions generally can only be made when an owner;

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Code); or

•	experiences hardship. However, in the case of hardship, the owner can only partially withdraw the purchase payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and all pledges and assignments of qualified Contracts generally are taxed in the same manner as withdrawals from such Contracts. Please refer to the SAI for further information applicable to distributions from 403(b) Contracts.

Taxation of Death Benefit Proceeds

We may distribute amounts from the Contract because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a complete surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the “investment in the contract” is not affected by the owner’s or annuitant’s death. That is, the “investment in the contract” remains generally the total purchase payments, less amounts received which were not includable in gross income.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified Contracts (other than a Roth IRA, as to which there are special rules), only a portion of the annuity payments you receive will be includable in your gross income.

The excludable portion of each annuity payment you receive generally will be determined as follows:

•	Fixed payments: by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments: by dividing the “investment in the contract” on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and subject to tax as ordinary income.

If we permit you to select more than one annuity payment option, special rules govern the allocation of the Contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax advisor as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the maturity date, annuity payments stop because of an annuitant’s death, the excess (if any) of the “investment in the contract” as of the maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last tax return.

Transfers, Assignments or Exchanges of Contracts

If you transfer your ownership or assign a Contract, designate an annuitant or other beneficiary who is not also the owner, select certain maturity dates, or change annuitants, you may trigger certain income or gift tax consequences that are beyond the scope of this discussion. If you contemplate any such transfer, assignment, selection, or change, you should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to you. For example, the Internal Revenue Service may treat fees associated with the Additional Earnings Rider as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the Contract should be treated as a taxable withdrawal, you should consult with your tax advisor prior to selecting any optional benefit under the Contract.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Contract.

We have the right to modify the Contract to meet the requirements of any applicable federal or state laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend that the above discussion be construed as tax advice.

7. ACCESS TO YOUR MONEY

Partial Withdrawals and Complete Surrenders

During the accumulation period, you can have access to the money in your Contract in several ways:

•	by making a withdrawal (either a partial withdrawal or complete surrender); or

•	by taking annuity payments.

If you want to surrender your Contract completely, you will receive cash value, which equals the annuity value of your Contract, minus:

•	any premium taxes;

•	any loans;

•	any unpaid accrued interest;

•	the annual Contract charge; and

•	the pro rata Additional Earnings Rider charge, if applicable.

The cash value will be determined at the accumulation unit value next determined as of the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for partial withdrawal or complete surrender at our administrative office, unless you specify a later date in your request.

Unless we otherwise consent, no partial withdrawal is permitted if the withdrawal would reduce the cash value below $25,000. You may not make partial withdrawals from the fixed account unless we consent. Unless you tell us otherwise, we will take the partial withdrawal from each of the investment choices in proportion to the annuity value.

Remember that any partial withdrawal you make will reduce the annuity value. Under some circumstances, a partial withdrawal will reduce the death benefit by more than the dollar amount of the withdrawal. See Section 9. Death Benefit, and the SAI for more details.

Income taxes, federal tax penalties and certain restrictions may apply to any partial withdrawals or any complete surrender you make.

We must receive a properly completed surrender request which must contain your original signature. We will accept fax or telephone requests for partial withdrawals as long as the withdrawal proceeds are being sent to the address of record. The maximum withdrawal amount you may request by fax or telephone is $50,000.

When we incur extraordinary expenses, such as wire transfers or overnight mail expenses, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We charge $25 for a wire transfer and $20 for an overnight delivery ($30 for Saturday delivery).

For your protection, we will require a signature guarantee for:

•	all requests for partial withdrawals or complete surrenders over $500,000;

•	where the partial withdrawal or surrender proceeds will be sent to an address other than the address of record; or

•	any request for partial withdrawal or complete surrender within 10 days of our receipt of an address change.

All signature guarantees must be made by:

•	a national or state bank;

•	a member firm of a national stock exchange; or

•	any institution that is an eligible guarantor under SEC rules and regulations.

Notarization is not an acceptable form of signature guarantee.

If the Contract’s owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any withdrawal. Other restrictions will apply to Section 403(b) qualified Contracts and Texas Optional Retirement Program Contracts. For more information, call us at 1-800-851-9777 (Monday-Friday 8:30 a.m.-7:00 p.m. Eastern Time).

Delay of Payment and Transfers

Payment of any amount due from the separate account for a partial withdrawal, a complete surrender, a death benefit, loans, or on the death of the owner of a nonqualified Contract, will generally occur within seven days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:

•	the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial withdrawals, complete surrenders, death benefits and loan amounts from the fixed account for up to six months.

If mandated under applicable law or by regulation, we may be required to reject a purchase payment . We may be required to provide additional information about you or your account to governmental regulators. In addition, we may be required to block a Contract owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans, annuity payments or death benefits until instructions are received from the appropriate regulators.

Systematic Partial Withdrawals

During the accumulation period, you can elect to receive regular payments from your Contract by using systematic partial withdrawals. Unless you specify otherwise, we will deduct systematic partial withdrawal amounts from each subaccount (and, if we consent, the fixed account) in proportion to the value each subaccount bears to the annuity value at the time of the partial withdrawal. Payments are made monthly, quarterly, semi-annually or annually, in equal payments of at least $200 ($50 if by direct deposit). Your initial purchase payment, if a new Contract, or your annuity value, if an existing Contract, must equal at least $25,000. We will not process a systematic partial withdrawal if the annuity value for the entire Contract would be reduced below $25,000. No systematic partial withdrawals are permitted from the fixed account without our prior consent.

There is no charge for taking systematic partial withdrawals. You may stop systematic partial withdrawals at any time, but we must receive written notice at least 30 days at our administrative office prior to the date systematic partial withdrawals are to be discontinued. We reserve the right to discontinue offering systematic partial withdrawals 30 days after we send you written notice.

You can take systematic partial withdrawals during the accumulation period only. On the maturity date, you must annuitize the Contract and systematic partial withdrawal payments must stop.

Income taxes, federal tax penalties and other restrictions may apply to any systematic partial withdrawal you receive.

Contract Loans for Certain Qualified Contracts

You can take Contract loans during the accumulation period after the right to cancel period has expired when the Contract is used in connection with a tax-sheltered annuity plan under Section 403(b) of the Code (limit of one Contract loan per Contract year). No additional loans will be allowed if there is a defaulted loan. There can be no more than two outstanding loans at any given time.

The maximum amount you may borrow against the Contract is the lesser of:

•	50% of the annuity value; or

•	$50,000 reduced by the highest outstanding loan balance during the one-year period immediately prior to the loan date. However, if the annuity value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.

The minimum loan amount is $1,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employee Retirement Income Security Act of 1974 (“ERISA”). In addition, the Department of Labor has issued regulations governing loans taken by plan participants under retirement plans subject to ERISA. These regulations require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, charge a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated.

Failure to comply with these requirements may result in penalties under the Code and ERISA. You and your employer are responsible for determining whether your plan is subject to, and complies with, ERISA and the Department of Labor’s regulations governing plan loans and the tax rules applicable to loans. Accordingly, you should consult a competent tax advisor before requesting a Contract loan.

The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and is used as collateral for all Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.

On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid interest due on the loan exceed the amount in the loan reserve, we will withdraw the difference and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference from the loan reserve and transfer it in accordance with your current purchase payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.

If all Contract loans and unpaid interest due on the loan exceeds the cash value, we will mail to your last known address and to any assignee of record a notice stating the amount due in order to reduce the loan amount so that the loan amount no longer exceeds the cash value. If the excess amount is not paid within 31 days after we mail the notice, the Contract will terminate without value.

You can repay any Contract loan in full:

•	while the Contract is in force; and

•	during the accumulation period.

Note Carefully: If you do not repay your Contract loan, we will deduct an amount equal to the unpaid loan balance plus any unpaid accrued interest from:

•	the amount of any death benefit proceeds;

•	the amount we pay upon a partial withdrawal or complete surrender; or

•	the amount we apply on the maturity date to provide annuity payments.

You must pay interest on the loan at the rate of 6% per year. You are responsible for determining whether this interest rate is reasonable under ERISA. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4%. Principal and interest must be repaid:

•	in level quarterly or monthly payments over a 5-year period; or

•	over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.

An extended repayment period cannot go beyond the year you turn 70 1/2.

If:

•	a repayment is not received within 31 days from the original due date;

Then:

•	under federal tax law you will be treated as having a deemed distribution of all Contract loans and unpaid accrued interest and any applicable charges.

This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract to not qualify under Section 403(b) of the Code.

You may fax your loan request to us at 727-299-1620.

The loan date is the date we process the loan request. We charge a $30 fee to cover loan processing and expenses associated with establishing and administering the loan reserve (not applicable in all states). For your protection, we will require a signature guarantee for any loan request within 30 days of an address change. We reserve the right to limit the number of Contract loans to one per Contract year.

Contract loans may not be available in all states.

8. PERFORMANCE

We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.

First, we may disclose standardized total return figures for the subaccounts that reflect the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense charge, the administrative charge and the annual Contract charge. Charges for the optional Additional Earnings Rider are not deducted. These figures are based on the actual historical performance of the subaccounts investing in the underlying portfolios since their inception, adjusted to reflect current Contract charges.

Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.

Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

Fourth, we may include in our advertising and sales materials, tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets.

The ATSF fund prospectus presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the ATSF fund portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call the funds the “Similar Sub-Adviser Funds.” None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Adviser Funds. If Contract fees and charges were deducted, the investment returns would be lower. The similar Sub-Adviser Funds are not available for investment under the Contract.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9. DEATH BENEFIT

Payments on Death

We will pay death benefit proceeds to your beneficiary(ies), under certain circumstances, if you are both an owner and annuitant, and you die during the accumulation period (that is before the maturity date). A beneficiary may choose to receive payment of his or her portion of the death benefit proceeds under a life annuity payment option, to continue the Contract in the accumulation period for a specified number of years, or to receive a lump sum payment. Death benefit provisions may vary from state to state.

If a beneficiary does not choose one of these options, then the default option for nonqualified Contracts is complete distribution of the beneficiary’s interest within 5 years of the owner’s death, and the default option for qualified Contracts is payout over a beneficiary’s life expectancy. Please see Alternate Payment Elections Before the Maturity Date below for details.

Payments upon death are subject to certain distribution requirements under the Code. See the SAI for more details.

An additional death benefit may be payable if the Additional Earnings Rider was purchased and is in effect at the time the death benefit proceeds become payable. See Additional Earnings Rider below for details.

Before the Maturity Date. Payment of the death benefit proceeds depends on the status of the person who dies, as shown below:

Person Who Dies Before Maturity Date	Death Benefit
If an owner and the annuitant ARE the same person, and that person dies:	Then, we pay the death benefit proceeds to the beneficiaries, if alive, and, in some cases, reset the death benefit(1)(2)(4)(8). If the sole beneficiary is the surviving spouse, he or she may continue the Contract with a reset death benefit and the annuity value adjusted to equal the death benefit proceeds (3).

If the surviving spouse who continued the Contract dies:	Then we pay the death benefit proceeds to the beneficiaries, if alive(1)(2)(3)(4)(8), otherwise to the estate of the surviving spouse.

If an owner and the annuitant ARE NOT the same person, and an annuitant dies first:	Then, an owner becomes the annuitant and the Contract continues.

If an owner and the annuitant ARE NOT the same person, and an owner dies first:	Then, we pay the cash value to the successor owner named by the deceased owner (1)(5)(6)(7), or if the successor owner is the surviving spouse, then the Contract continues with the surviving spouse as the new owner(5).

(1)	The Code requires that payment to the beneficiaries or successor owners be made in a certain manner and within certain strict timeframes. We discuss these timeframes in Alternate Payment Elections Before the Maturity Date below.
(2)	If no beneficiary is alive on the death report day, then the death benefit proceeds are paid to the owner’s estate. If the sole beneficiary was living on the owner’s date of death, but died before the death report day, the death benefit is paid to the owner’s estate, not to the beneficiary’s estate.
(3)	If the sole beneficiary is the deceased owner’s surviving spouse, then the surviving spouse may elect to continue the Contract in force as the new owner and annuitant. We will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will reset the age used in the death benefit provisions under the continuing Contract as of the death report day so that the death benefit is based on the age of the surviving spouse. Consequently, the phrase “the annuitant’s 80th birthday” will refer to the age of the surviving spouse. If the surviving spouse is over age 81 on the death report day of the first deceased owner, then we will calculate the death benefit paid on the death of the surviving spouse by taking the highest annuity value (i.e., the annuity value as of the death report day) and adding any subsequent purchase payments and subtracting the total partial withdrawals following the death report day of the first deceased owner.
(4)	If a beneficiary elects to receive his or her portion of the death benefit proceeds within five years of the date of death of the annuitant or over a period that does not exceed such beneficiary’s life expectancy (the “distribution period”), then the Contract will continue with some modifications until the end of the elected distribution period. We will adjust the annuity value as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit if such beneficiary dies during the distribution period, and we will revise the way we calculate the death benefit so that it is based on the age of such beneficiary. The Contract will terminate at the end of the distribution period.
(5)	If the successor owner is alive and is the deceased owner’s surviving spouse at the time of the deceased owner’s death, then the Contract will continue with the spouse as the new owner.
(6)	If the successor owner is not the deceased owner’s surviving spouse, then any living successor owner must receive the cash value in the manner and within the timeframes discussed below in Alternate Payment Elections Before the Maturity Date.
(7)	If no successor owner is alive, the owner’s estate will become the new owner and the cash value must be distributed within 5 years of the deceased owner’s death.
(8)	If there are multiple beneficiaries, each beneficiary may elect, individually, how he or she wishes to receive his or her proportionate share of the death benefit proceeds.

Different rules apply if the owner, successor owner or beneficiary is not a natural person. Please consult the SAI, your Contract or your agent for more details.

After the Maturity Date. The death benefit paid after the start of annuity payments depends upon the annuity option you selected. See Section 2. Annuity Payments (The Income Phase) - Fixed Annuity Payment Options and Variable Annuity Payment Options. Not all payment options provide for a death benefit.

If an annuitant dies on or after the start of annuity payments, the remaining portion of any interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the annuitant’s death.

Amount of Death Benefit Before the Maturity Date

Death benefit provisions may differ from state to state. The death benefit proceeds may be paid as a lump sum; as substantially equal payments while the Contract continues in the accumulation period for a specified number of years; or as annuity payments, but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.

If an owner who is the annuitant dies before the maturity date and if the death benefit proceeds are payable, the death benefit proceeds will be the greatest of the following:

•	the annuity value of your Contract on the death report day;

•	the total purchase payments you make to the Contract, reduced by any partial withdrawals, credited with 5% on each Contract anniversary (until you turn age 80), up to a maximum of 200% of total purchase payments less withdrawals. (Please note that the 5% credit is not available in all states); or

•	the highest annuity value on any Contract anniversary between May 1, 2000, or your Contract date (as shown on your Contract schedule page), if later, and the earlier of:

•	the annuitant’s date of death; or

•	the Contract anniversary nearest the annuitant’s 80th birthday. This benefit terminates at age 80.

The highest annuity value will be increased by purchase payments made and decreased by adjusted partial withdrawals taken following the Contract anniversary date with the highest annuity value. The adjusted partial withdrawal is equal to (a) times (b) where:

•	(a) is the ratio of the death benefit to the annuity value, calculated on the date the partial withdrawal is processed, but prior to the processing; and

•	(b) is the amount of the partial withdrawal.

The death benefit proceeds are reduced by any outstanding Contract loans and premium taxes due.

The death benefit proceeds are not payable after the maturity date.

Guaranteed Minimum Death Benefit Features

Additional Benefits with Spousal Continuation. If an owner who is the annuitant dies before the maturity date, and if the surviving spouse of the deceased owner is the sole beneficiary who elects to continue the Contract, then the Contract continues with the surviving spouse as sole owner and annuitant. . We will increase the annuity value of the Contract as of the death report day to equal the death benefit proceeds as of the death report day. We will pay a death benefit on the death of the surviving spouse and revise the way we calculate the death benefit so that it is based on the age of the surviving spouse.

If an owner who is not the annuitant dies before an annuitant and before the maturity date, and if the deceased owner’s surviving spouse is the successor owner, the Contract continues with the surviving spouse as the new owner. However, we will not increase the annuity value to equal the death benefit proceeds.

Additional Death Benefit on Beneficiary’s Death. If an owner who is the annuitant dies before the maturity date, and if the deceased owner’s spouse is not named as the sole beneficiary who elects to continue the Contract, then each beneficiary can elect to keep the Contract in the accumulation period (with some restrictions) and to receive his or her portion of the death benefit proceeds over a period not to exceed the beneficiary’s life expectancy (the “distribution period”). We will pay a death benefit if the beneficiary dies during the distribution period and permit such beneficiary to name a new beneficiary. We will revise the way we calculate that death benefit so that it is based on the age of such beneficiary.

Alternate Payment Elections Before the Maturity Date

If a beneficiary is entitled to receive the death benefit proceeds, a beneficiary may elect to receive the death benefit in a lump sum payment or to receive payment under one of the following options that provides for complete distribution and termination of this Contract at the end of the distribution period:

1.	within 5 years of the date of the owner’s death;

2.	over the beneficiary’s lifetime, with payments beginning within one year of the deceased owner’s death; or

3.	over a specified number of years, not to exceed the beneficiary’s life expectancy, with payments beginning within one year of the owner’s death.

To determine payments, we may use the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning within one year of the deceased owner’s death.

Different rules may apply if the Contract is a qualified Contract.

Multiple beneficiaries may choose individually among any of these options.

If the deceased annuitant was an owner, and one or more beneficiaries chooses one of the above options instead of a lump sum payment, we will “reset” the age used in the death benefit provisions under the new option as of the death report day, so that the death benefit is based on the age of the particular new annuitant (i.e., the beneficiary). As a result, the phrase “the annuitant’s 80th birthday” will refer to the age of the particular beneficiary. If the beneficiary is over age 81 on the death report day of the first deceased owner, then we will calculate the death benefit paid on the death of the particular beneficiary by taking the highest annuity value (i.e., the annuity value as of the death report day) and adding any subsequent purchase payments and subtracting the total partial withdrawals following the death report day of the first deceased owner. This option applies to both spousal and non-spousal beneficiaries.

If a beneficiary chooses 1 or 3 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The beneficiary’s proportionate share of the death benefit proceeds becomes the new annuity value. If a beneficiary chooses 2 above, the Contract remains in effect, but moves into the income phase with that beneficiary receiving payments under a life annuity payout option. Special restrictions apply to options 1 and 3 above. See the SAI for more details.

These Alternate Payment Elections do not apply if the sole beneficiary (or successor owner) is the surviving spouse of the deceased owner and the surviving spouse continues the Contract. These Alternate Payment Elections do apply when we pay the cash value to the successor owner on the death of an owner who is not the annuitant.

Additional Earnings Rider

The optional Additional Earnings Rider may pay an Additional Earnings Rider Amount when the owner who is the annuitant dies and death benefit proceeds are paid under your Contract. In order to buy this rider;

•	you must purchase it when we issue the Contract;

•	you must be both the owner and annuitant (except in the case of a trust or employer-sponsored plan); and

•	you and the annuitant must be age 75 or younger.

Unless we otherwise consent, we limit the number of Additional Earnings Riders to one per annuitant.

The date you add the rider to the Contract is the rider date.

We will pay the Additional Earnings Rider Amount under this rider only if:

•	the rider is in force at the time of death;

•	death benefit proceeds are payable under the Contract; and

•	there are rider earnings when the death benefit proceeds are calculated.

Additional Earnings Rider Amount. The Additional Earnings Rider Amount is equal to the additional earnings factor (see below), multiplied by the lesser of:

•	the rider earnings on the date we calculate the death benefit proceeds (the death report day); or

•	the rider earnings limit (shown on your rider) multiplied by the rider base on the death report day.

The maximum we will pay under this rider is $1 million.

Rider earnings equal:

•	the death benefit proceeds payable under the Contract; minus

•	the rider base, which is:

•	the initial purchase payment at Contract issue (this rider is no longer available after issue); plus

•	the purchase payments made after the rider date; less

•	the amount of each partial withdrawal made after the rider date, multiplied by the ratio of the rider base to the annuity value immediately before the partial withdrawal.

Example: On May 1, 2004, a person aged 60 purchases a Contract with the Additional Earnings Rider for a $40,000 purchase payment (the rider base). The rider has an additional earnings factor of 40% and rider earnings limit of 250%. The maximum benefit we will pay under the rider is $1,000,000.

At the time of the owner’s death, the death benefit proceeds are valued at $75,000. To calculate the benefit we will pay under the Additional Earnings Rider (that is, the Additional Earnings Rider Amount), first we subtract the rider base ($40,000) from the death benefit proceeds to get the rider earnings ($75,000—$40,000=$35,000).

Then we perform several additional calculations. The benefit we pay under the Additional Earnings Rider is the lesser of a), b), or c):

a)	The rider earnings ($35,000) multiplied by the additional earnings factor (40%)=$14,000;

b)	The rider earnings limit (250%) multiplied by the rider base ($40,000) multiplied by the additional earnings factor (40%)=$40,000; or

c)	The maximum benefit under the rider=$1,000,000.

The Additional Earnings Rider Amount (that is, the benefit we will pay under the Additional Earnings Rider) is $14,000. The total death benefit under these circumstances (that is, the death benefit proceeds plus the Additional Earnings Rider Amount) is $89,000 ($75,000 + $14,000).

For additional examples, see the SAI.

We will not pay a benefit under the Additional Earnings Rider if there are no rider earnings on the date we calculated the death benefit proceeds. If you purchased your Contract as part of a 1035 exchange or if you added the rider after you purchased the Contract, rider earnings do not include any gains before the rider is added to your Contract. As with all insurance, you may not realize a benefit from the purchase of this rider.

The additional earnings factors are as follows:

Owner/Annuitant’s Age on the Rider Date	Percent
0-65	40%
66-67	35%
68-69	30%
70-75	25%

For purposes of computing taxable gains payable on the death benefit proceeds, both the death benefit proceeds payable under the Contract and the Additional Earnings Rider Amount will be considered.

See the SAI for an example which illustrates the Additional Earnings Rider Amount payable as well as the effect of a partial withdrawal on the Additional Earnings Rider Amount.

Continuation. If an owner who is the annuitant dies during the accumulation period and the deceased owner’s spouse is the sole beneficiary and elects to continue the Contract, the annuity value is adjusted to equal the death benefit proceeds, the deceased owner’s spouse will have the following options:

•	terminate the Additional Earnings Rider and receive a one-time annuity value increase equal to the Additional Earnings Rider Amount. All future withdrawal charges on this amount, if any, will be waived; or

•	continue the Additional Earnings Rider (with fees) without the one-time annuity value increase. An Additional Earnings Rider Amount would then be paid upon the death of the spouse who continued the Contract. Because we have not issued a new rider, but simply continued the rider purchased by the deceased owner, we will calculate the Additional Earnings Rider Amount using the additional earnings factor and other calculation factors applicable to the original rider.

Alternate Election. If an owner who is the annuitant dies during the accumulation period and one or more of the beneficiaries elects to receive the complete distribution of the death proceeds under alternate payment option (1) or (3), then that beneficiary will have the following options:

•	terminate the Additional Earnings Rider and receive a one-time increase in death benefit proceeds equal to a proportionate share of the Additional Earnings Rider Amount. All withdrawal charges on this amount, if any, will be waived; or

•	continue the Additional Earnings Rider (with fees) without the one-time annuity value increase. An Additional Earnings Rider Amount would then be paid in a lump sum upon the death of the beneficiary and the Contract will terminate. This amount will be calculated using the additional earnings factor and other calculation factors determined under the original rider. The required annual distributions under the alternate payment elections are likely to reduce significantly the value of this rider during this period.

See Alternate Payment Election Options Before the Maturity Date above.

Rider Fee. There is an annual charge during the accumulation period of 0.35% of your Contract’s annuity value. The charge will not be increased once the rider has been issued. We deduct the rider charge from your annuity value on each rider anniversary and pro rata on the termination date of the rider. We will deduct this fee from each subaccount and the fixed account in proportion to the amount of the annuity value in each account. We do not assess this charge during the income phase. The rider fee is deducted even during periods when the rider would not pay any benefit because there are no rider earnings.

Termination. The rider will remain in effect until:

•	we receive your written notice to cancel the rider at our administrative office;

•	you annuitize or surrender the Contract; or

•	the Additional Earnings Rider Amount is paid or added to the annuity value under a continuation, as described above.

It is possible that the Internal Revenue Service may take a position that charges for the Additional Earnings Rider should be treated as taxable distributions to you. Although we do not believe that a rider charge under the Contract should be treated as a taxable distribution, you should consult your tax advisor before selecting this rider under the Contract.

The Additional Earnings Rider may vary by state and may not be available in all states.

10. OTHER INFORMATION

Ownership

You, as owner of the Contract, exercise all rights under the Contract, including the right to transfer of ownership (subject to any assignee or irrevocable beneficiary’s consent). You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Annuitant

The annuitant is the person named in the application to receive annuity payments. If no person is named, the owner will be the annuitant. As of the maturity date, and upon our agreement, the owner may change the annuitant or, if either annuity Option C or Option E has been selected, add a joint annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.

Beneficiary

A beneficiary is the person who receives the death benefit proceeds when an owner who is also the annuitant dies. You may change beneficiary(ies) during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our administrative office and, if accepted, will be effective as of the date on which the request was signed by the owner. Before the maturity date, if the owner who is the annuitant dies, and no beneficiary is alive on the death report day, benefits payable at death will be paid to the owner’s estate. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.

Successor Owner

If an owner who is not the annuitant dies before the annuitant and the successor owner is not the owner’s spouse, the successor owner will become the new owner and receive the cash value.

Assignment

You can also assign the Contract any time prior to the maturity date. We will not be bound by the assignment until we receive written notice of the assignment at our administrative office. We will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract and such assignments may be subject to tax penalties and taxed as distributions under the Code.

Western Reserve Life Assurance Co. of Ohio

Western Reserve was incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is wholly owned by First AUSA Life Insurance Company, a stock life insurance company which is wholly owned indirectly by AEGON USA, Inc. (“AEGON USA”), which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York. Western Reserve is obligated to pay all benefits under the Contract.

The Separate Account

Western Reserve established a separate account, called the WRL Series Annuity Account, under the laws of the State of Ohio on April 12, 1988. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Currently, there are 41 subaccounts offered through this Contract. Western Reserve may add, close, remove, combine or substitute subaccounts or investments held by the subaccounts, and reserves the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the separate account or Western Reserve.

The assets of the separate account are held in Western Reserve’s name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

Information about the separate account can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a website (www.sec.gov) that contains other information regarding the separate account.

Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old contract, and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income tax, and penalty tax, on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

Voting Rights

Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio. More information on voting rights is provided in the SAI.

Distribution of the Contracts

AFSG, an affiliate of Western Reserve, is the principal underwriter of the Contracts. Like Western Reserve, it is an indirect wholly owned subsidiary of AEGON USA. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (the “NASD”). More information about AFSG is available at www.nasdr.com or by calling 1-800-289-9999.

AFSG will receive the 12b-1 fees assessed against the Fidelity VIP and AVIT fund shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP and AVIT funds held for the Contracts as compensation for providing certain recordkeeping services.

The Contracts are offered to the public through broker/dealers that are licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., World Group Securities, Inc., Transamerica Capital, Inc. and Transamerica Financial Advisors, Inc., all affiliates of Western Reserve. Broker/dealers may receive commissions on an ongoing basis of up to 0.75% of the annuity value (excluding the fixed account) in each Contract year, provided the Contract has an annuity value of $25,000 or more in the subaccounts. In addition, broker/dealers may receive bonuses based on production and persistency. These ongoing commissions are not deducted from purchase payments. Subject to applicable federal and state laws and regulations, Western Reserve may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on sales of the Contracts, including other sales incentives, are not directly charged to Contract owners or the separate account.

We offer the Contracts on a continuous basis. We anticipate continuing the offering of the Contracts. However, we reserve the right to discontinue the offering at any time.

Non-Participating Contract

The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.

Variations in Contract Provisions

Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

The fixed account is not available in all states. If your Contract was issued in New Jersey or Washington, you may not direct or transfer any money to the fixed account.

IMSA

We are a member of the Insurance Marketplace Standards Association (“IMSA”). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-497-2900.

Legal Proceedings

Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG’s ability to perform under its principal underwriting agreement or on Western Reserve’s ability to meet its obligations under the Contract.

Financial Statements

The financial statements of Western Reserve and the separate account are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Definitions of Special Terms
The Contract—General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
Administration
Records and Reports
Distribution of the Contracts
Other Products
Custody of Assets
Legal Matters
Independent Auditors
Other Information
Financial Statements
Appendix A – Guaranteed Minimum Income Benefit Rider Information

Inquiries and requests for an SAI should be directed to:

Western Reserve Life

Administrative Office

Attention: Annuity Department

P. O. Box 9051

Clearwater, Florida 33758-9051

1-800-851-9777

(Monday — Friday 8:30 a.m. — 7:00 p.m. Eastern Time)

APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values (“AUV”) and the number of accumulation units ( “AU”) outstanding for each subaccount from the date of inception are shown in the following tables. The number of accumulation units combines the units outstanding for four variable annuity contracts issued by Western Reserve with subaccount classes that deduct a 1.40% separate account annual expense.

WRL TRANSAMERICA MONEY MARKET SUBACCOUNT

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period
12/03/1992(1)-12/31/1992	$10.000	$10.009	10,000
12/31/1993	$10.009	$10.110	869,019
12/31/1994	$10.110	$10.319	2,765,589
12/31/1995	$10.319	$10.728	2,658,931
12/31/1996	$10.728	$11.119	5,253,582
12/31/1997	$11.119	$11.546	5,382,846
12/31/1998	$11.546	$11.989	7,839,228
12/31/1999	$11.989	$12.396	21,724,144
12/31/2000	$12.396	$12.971	15,661,242
12/31/2001	$12.971	$13.300	22,584,444
12/31/2002	$13.300	$13.305	22,772,399
12/31/2003	$13.305	$13.224	11,342,685

WRL AEGON BOND SUBACCOUNT

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period
12/03/1992(1)-12/31/1992	$10.000	$10.136	10,000
12/31/1993	$10.136	$11.330	1,524,761
12/31/1994	$11.330	$10.400	1,693,632
12/31/1995	$10.400	$12.613	2,598,178
12/31/1996	$12.613	$12.455	3,055,305
12/31/1997	$12.455	$13.407	4,801,744
12/31/1998	$13.407	$14.452	6,350,826
12/31/1999	$14.452	$13.832	6,280,541
12/31/2000	$13.832	$15.125	5,244,630
12/31/2001	$15.125	$16.119	9,620,928
12/31/2002	$16.119	$17.480	11,128,051
12/31/2003	$17.480	$17.976	7,789,081

WRL JANUS GROWTH SUBACCOUNT

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period
12/03/1992(1)-12/31/1992	$10.000	$10.240	10,000
12/31/1993	$10.240	$10.499	8,236,400
12/31/1994	$10.499	$9.493	11,839,096
12/31/1995	$9.493	$13.771	14,387,637
12/31/1996	$13.771	$16.019	19,832,582
12/31/1997	$16.019	$18.568	23,272,252
12/31/1998	$18.568	$30.116	27,434,976
12/31/1999	$30.116	$47.419	32,275,260
12/31/2000	$47.419	$33.226	34,641,646
12/31/2001	$33.226	$23.523	29,249,099
12/31/2002	$23.523	$16.254	22,247,280
12/31/2003	$16.254	$21.156	18,332,531

WRL TEMPLETON GREAT COMPANIES GLOBAL SUBACCOUNT (FORMERLY, WRL JANUS GLOBAL)(2)

	AUV at Beginning Of Period	AUV at End of Period	Number of AU Outstanding at End of Period
12/03/1992(1)-12/31/1992	$10.000	$10.151	25,000
12/31/1993	$10.151	$13.518	2,212,212
12/31/1994	$13.518	$13.364	7,170,632
12/31/1995	$13.364	$16.217	6,903,573
12/31/1996	$16.217	$20.428	11,159,128
12/31/1997	$20.428	$23.921	15,530,666
12/31/1998	$23.921	$30.669	17,104,721
12/31/1999	$30.669	$51.748	18,875,171
12/31/2000	$51.748	$42.074	20,629,370
12/31/2001	$42.074	$32.011	15,750,810
12/31/2002	$32.011	$23.350	11,483,393
12/31/2003	$23.350	$28.380	8,803,516

WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT (MERGED INTO TRANSAMERICA VALUE BALENCED)(3)

	AUV at Beginning Of Period	AUV at End of Period	Number of AU Outstanding at End of Period
03/01/1993(1)-12/31/1993	$10.000	$11.243	2,518,263
12/31/1994	$11.243	$11.027	6,504,999
12/31/1995	$11.027	$13.555	7,498,916
12/31/1996	$13.555	$15.372	12,770,554
12/31/1997	$15.372	$18.471	15,124,297
12/31/1998	$18.471	$19,969	16,461,563
12/31/1999	$19.969	$22.069	16,136,973
12/31/2000	$22.069	$20.943	14,888,714
12/31/2001	$20.943	$20.201	11,795,672
12/31/2002	$20.201	$17.817	9,363,421
12/31/2003	$17.817	$21.543	7,716,149

WRL VAN KAMPEN EMERGING GROWTH SUBACCOUNT

	AUV at Beginning Of Period	AUV at End of Period	Number of AU Outstanding at End of Period
03/01/1993(1)-12/31/1993	$10.000	$12.354	2,059,530
12/31/1994	$12.354	$11.286	5,547,915
12/31/1995	$11.286	$16.337	6,434,051
12/31/1996	$16.337	$19.152	9,376,917
12/31/1997	$19.152	$22.938	11,279,603
12/31/1998	$22.938	$31.063	12,278,821
12/31/1999	$31.063	$62.846	14,178,995
12/31/2000	$62.846	$54.586	16,201,070
12/31/2001	$54.586	$35.939	13,224,828
12/31/2002	$35.939	$23.723	10,253,277
12/31/2003	$23.723	$29.979	8,603,602

WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT (MERGED INTO TRANSAMERICA EQUITY)(4)

	AUV at Beginning Of Period	AUV at End of Period	Number of AU Outstanding at End of Period
03/01/1994(1)-12/31/1994	$10.000	$9.782	1,165,716
12/31/1995	$9.782	$13.313	4,538,244
12/31/1996	$13.313	$14.500	6,954,084
12/31/1997	$14.500	$17.766	9,141,315
12/31/1998	$17.766	$26.048	10,807,100
12/31/1999	$26.048	$43.416	13,252,453
12/31/2000	$43.416	$29.399	16,289,378
12/31/2001	$29.399	$24.220	13,381,783
12/31/2002	$24.220	$15.668	10,418,501
12/31/2003	$15.668	$20.856	9,217,985

WRL FEDERATED GROWTH & INCOME SUBACCOUNT

	AUV at Beginning Of Period	AUV at End of Period	Number of AU Outstanding at End of Period
03/01/1994(1)-12/31/1994	$10.000	$9.453	400,544
12/31/1995	$9.453	$11.676	863,789
12/31/1996	$11.676	$12.853	1,553,811
12/31/1997	$12.853	$15.799	2,315,992
12/31/1998	$15.799	$16.055	3,248,069
12/31/1999	$16.055	$15.127	3,023,724
12/31/2000	$15.127	$19.267	3,892,691
12/31/2001	$19.267	$21.982	7,937,435
12/31/2002	$21.982	$21.886	9,403,118
12/31/2003	$21.886	$27.375	8,687,045

WRL TRANSAMERICA VALUE BALANCED SUBACCOUNT

	AUV at Beginning Of Period	AUV at End of Period	Number of AU Outstanding at End of Period
1/03/1995(1)-12/31/1995	$10.000	$11.843	6,104,685
12/31/1996	$11.843	$13.363	9,397,631
12/31/1997	$13.363	$15.363	12,633,177
12/31/1998	$15.363	$16.411	14,496,370
12/31/1999	$16.411	$15.270	10,938,985
12/31/2000	$15.270	$17.649	7,316,935
12/31/2001	$17.649	$17.831	8,056,184
12/31/2002	$17.831	$15.152	9,360,804
12/31/2003	$15.152	$17.954	7,541,570

WRL MERCURY LARGE CAP VALUE SUBACCOUNT (FORMERLY, WRL PBHG/NWQ VALUE SELECT)(5)

	AUV at Beginning Of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/1996(1)-12/31/1996	$10.000	$11.213	2,118,820
12/31/1997	$11.213	$13.827	7,035,132
12/31/1998	$13.827	$12.983	7,102,945
12/31/1999	$12.983	$13.820	5,579,088
12/31/2000	$13.820	$15.698	5,063,664
12/31/2001	$15.698	$15.200	5,207,255
12/31/2002	$15.200	$12.859	4,664,060
12/31/2003	$12.859	$16.456	4,030,078

WRL AMERICAN CENTURY INTERNATIONAL SUBACCOUNT

	AUV at Beginning Of Period	AUV at End of Period	Number of AU Outstanding at End of Period
01/02/1997(1)-12/31/1997	$10.000	$10.601	1,050,984
12/31/1998	$10.601	$11.797	1,642,437
12/31/1999	$11.797	$14.536	1,407,842
12/31/2000	$14.536	$12.184	1,768,548
12/31/2001	$12.184	$9.198	1,814,753
12/31/2002	$9.198	$7.149	2,158,257
12/31/2003	$7.149	$8.832	6,818,662

WRL GE U.S. EQUITY SUBACCOUNT (MERGED INTO GREAT COMPANIES – AMERICAsm)(6)

	AUV at Beginning Of Period	AUV at End of Period	Number of AU Outstanding at End of Period
1/02/1997(1)-12/31/1997	$10.000	$12.526	2,141,414
12/31/1998	$12.526	$15.177	4,840,127
12/31/1999	$15.177	$17.721	6,781,197
12/31/2000	$17.721	$17.336	7,666,254
12/31/2001	$17.336	$15.577	6,772,871
12/31/2002	$15.577	$12.319	5,775,341
12/31/2003	$12.319	$14.936	5,011,381

WRL THIRD AVENUE VALUE SUBACCOUNT

	AUV at Beginning Of Period	AUV at End of Period	Number of AU Outstanding at End of Period
1/02/1998(1)-12/31/1998	$10.000	$9.187	1,025,234
12/31/1999	$9.187	$10.483	968,035
12/31/2000	$10.483	$14.004	4,130,688
12/31/2001	$14.004	$14.661	6,522,300
12/31/2002	$14.661	$12.741	7,316,937
12/31/2003	$12.741	$17.245	7,182,665

WRL CLARION REAL ESTATE SECURITIES SUBACCOUNT

	AUV at Beginning Of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/1998(1)-12/31/1998	$10.000	$8.427	157,193
12/31/1999	$8.427	$7.996	203,365
12/31/2000	$7.996	$10.220	1,056,274
12/31/2001	$10.220	$11.192	2,405,050
12/31/2002	$11.192	$11.434	4,593,344
12/31/2003	$11.434	$15.304	4,388,984

WRL MARSICO GROWTH SUBACCOUNT

	AUV at Beginning Of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/03/1999(1)-12/31/1999	$10.000	$11.640	503,875
12/31/2000	$11.640	$10.558	1,148,171
12/31/2001	$10.558	$8.943	2,107,889
12/31/2002	$8.943	$6.527	2,134,641
12/31/2003	$6.527	$8.132	2,979,598

WRL MUNDER NET50 SUBACCOUNT

	AUV at Beginning Of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/03/1999(1)-12/31/1999	$10.000	$11.631	166,378
12/31/2000	$11.631	$11.438	411,613
12/31/2001	$11.438	$8.412	883,021
12/31/2002	$8.412	$5.108	1,592,715
12/31/2003	$5.108	$8.393	3,041,944

WRL T. ROWE PRICE EQUITY INCOME SUBACCOUNT

	AUV at Beginning Of Period	AUV at End Of Period	Number of AU Outstanding at End of Period
05/03/1999(1)-12/31/1999	$10.000	$9.173	691,875
12/31/2000	$9.173	$9.938	1,122,878
12/31/2001	$9.938	$9.392	2,836,118
12/31/2002	$9.392	$7.518	3,078,698
12/31/2003	$7.518	$9.405	3,071,835

WRL T. ROWE PRICE SMALL CAP SUBACCOUNT

	AUV at Beginning Of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/03/1999(1)-12/31/1999	$10.000	$13.719	359,295
12/31/2000	$13.719	$12.385	1,163,345
12/31/2001	$12.385	$11.026	1,973,947
12/31/2002	$11.026	$7.899	2,382,626
12/31/2003	$7.899	$10.936	3,555,552

WRL SALOMON ALL CAP SUBACCOUNT

	AUV at Beginning Of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/03/1999(1)-12/31/1999	$10.000	$11.449	425,168
12/31/2000	$11.449	$13.356	4,108,412
12/31/2001	$13.356	$13.445	10,509,975
12/31/2002	$13.445	$9.981	9,358,103
12/31/2003	$9.981	$13.302	8,431,451

WRL PBHG MID CAP GROWTH SUBACCOUNT (MERGED INTO TRANSAMERICA GROWTH OPPORTUNITIES)(7)

	AUV at Beginning Of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/03/1999(1)-12/31/1999	$10.000	$17.633	1,452,014
12/31/2000	$17.633	$14.885	9,146,628
12/31/2001	$14.885	$9.405	7,569,591
12/31/2002	$9.405	$6.641	5,299,362
12/31/2003	$6.641	$8.387	4,829,150

WRL J.P. MORGAN MID CAP VALUE SUBACCOUNT (FORMERLY, WRL DREYFUS MID CAP)(8)

	AUV at Beginning Of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/03/1999(1)-12/31/1999	$10.000	$10.620	209,699
12/31/2000	$10.620	$11.825	902,381
12/31/2001	$11.825	$11.201	1,873,567
12/31/2002	$11.201	$9.640	3,204,752
12/31/2003	$9.640	$12.493	3,200,782

WRL GREAT COMPANIES—AMERICASM SUBACCOUNT

	AUV at Beginning Of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/2000(1)-12/31/2000	$10.000	$11.273	5,577,063
12/31/2001	$11.273	$9.761	10,013,649
12/31/2002	$9.761	$7.633	12,060,719
12/31/2003	$7.633	$9.384	10,960,295

WRL GREAT COMPANIES — TECHNOLOGYSM SUBACCOUNT

	AUV at Beginning Of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/2000(1)-12/31/2000	$10.000	$6.677	2,786,341
12/31/2001	$6.677	$4.151	5,092,957
12/31/2002	$4.151	$2.533	5,389,756
12/31/2003	$2.533	$3.771	7,365,392

WRL TEMPLETON GREAT COMPANIES GLOBAL SUBACCOUNT (FORMERLY, WRL GREAT COMPANIES – GLOBAL2 )(2) (MERGED INTO JANUS GLOBAL, THEN RENAMED TEMPLETON GREAT COMPANIES GLOBAL)

	AUV at Beginning Of Period	AUV at End of Period	Number of AU Outstanding at End of Period
09/01/2000(1)-12/31/2000	$10.000	$8.504	363,592
12/31/2001	$8.504	$6.974	1,264,180
12/31/2002	$6.974	$5.398	1,943,876
12/31/2003	$5.398	$6.745	2,894,572

WRL ASSET ALLOCATION – CONSERVATIVE SUBACCOUNT

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/2002(1) – 12/31/2002	$10.000	$9.005	2,988,055
12/31/2003	$9.005	$10.915	5,841,967

WRL ASSET ALLOCATION – MODERATE SUBACCOUNT

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/2002(1) – 12/31/2002	$10.000	$8.727	8,790,569
12/31/2003	$8.727	$10.746	19,088,264

WRL ASSET ALLOCATION – MODERATE GROWTH SUBACCOUNT

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/2002(1) – 12/31/2002	$10.000	$8.440	9,042,969
12/31/2003	$8.440	$10.584	18,300,336

WRL ASSET ALLOCATION – GROWTH SUBACCOUNT

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/2002(1) – 12/31/2002	$10.000	$8.093	3,146,691
12/31/2003	$8.093	$10.439	9,124,299

WRL PIMCO TOTAL RETURN SUBACCOUNT

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/2002(1) – 12/31/2002	$10.000	$10.521	3,222,374
12/31/2003	$10.521	$10.883	3,564,020

WRL TRANSAMERICA CONVERTIBLE SECURITIES SUBACCOUNT

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/2002(1) – 12/31/2002	$10.000	$9.233	206,962
12/31/2003	$9.233	$11.259	873,405

WRL TRANSAMERICA BALANCED SUBACCOUNT(9)

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/2002(1) – 12/31/2002	$10.000	$9.401	1,222,243
12/31/2003	$9.401	$10.559	1,218,670

WRL TRANSAMERICA EQUITY SUBACCOUNT

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/2002(1) – 12/31/2002	$10.000	$8.502	1,701,104
12/31/2003	$8.502	$11.001	2,829,041

WRL TRANSAMERICA GROWTH OPPORTUNITIES SUBACCOUNT

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/2002(1) – 12/31/2002	$10.000	$7.889	342,370
12/31/2003	$7.889	$10.207	1,398,371

WRL TRANSAMERICA U.S. GOVERNMENT SECURITIES SUBACCOUNT

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/2002(1) – 12/31/2002	$10.000	$10.430	1,091,530
12/31/2003	$10.430	$10.588	834,983

WRL J.P. MORGAN ENHANCED INDEX SUBACCOUNT

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/2002(1) – 12/31/2002	$10.000	$8.087	293,155
12/31/2003	$8.087	$10.283	443,924

WRL CAPITAL GUARDIAN VALUE SUBACCOUNT

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/2002(1) – 12/31/2002	$10.000	$7.883	736,005
12/31/2003	$7.883	$10.462	1,700,168

WRL CAPITAL GUARDIAN U.S. EQUITY SUBACCOUNT

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/2002(1) – 12/31/2002	$10.000	$8.009	576,817
12/31/2003	$8.009	$10.781	1,572,703

FIDELITY VIP GROWTH OPPORTUNITIES SUBACCOUNT(10)

	AUV at Beginning Of Period	AUV at End of Period	Number of AU Outstanding at End of Period
5/01/2000(1)-12/31/2000	$10.000	$8.535	333,333
12/31/2001	$8.535	$7.184	706,972
12/31/2002	$7.184	$5.525	910,288
12/31/2003	$5.525	$7.054	961,238

FIDELITY VIP CONTRAFUND® SUBACCOUNT(10)

	AUV at Beginning Of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/2000(1)-12/31/2000	$10.000	$9.352	575,608
12/31/2001	$9.352	$8.072	1,397,660
12/31/2002	$8.072	$7.195	2,847,105
12/31/2003	$7.195	$9.096	2,899,774

FIDELITY VIP EQUITY-INCOME SUBACCOUNT(10)

	AUV at Beginning Of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/2000(1)-12/31/2000	$10.000	$10.954	251,005
12/31/2001	$10.954	$10.237	1,742,074
12/31/2002	$10.237	$8.363	2,300,628
12/31/2003	$8.363	$10.723	2,413,903

WRL MFS HIGH YIELD SUBACCOUNT

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/2003(1) – 12/31/2003	$10.000	$10.864	842,573

ACCESS U.S. GOVERNMENT MONEY MARKET PORTFOLIO

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/2003(1) – 12/31/2003	$10.000	$9.909	701,368

POTOMAC DOW 30 PLUS PORTFOLIO

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/2003(1) – 12/31/2003	$10.000	$11.977	214,600

POTOMAC OTC PLUS PORTFOLIO

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/2003(1) – 12/31/2003	$10.000	$12.255	2,094,452

WELLS S&P REIT INDEX PORTFOLIO

	AUV at Beginning of Period	AUV at End of Period	Number of AU Outstanding at End of Period
05/01/2002(1) – 12/31/2002	$10.000	$11.987	88,766

(1)	Commencement of operations of these subaccounts.
(2)	As of close of business on April 30, 2004, subject to shareholder approval, the Templeton Great Companies Global (formerly, Great Companies – Global2) portfolio merged into the Janus Global portfolio. The WRL Janus Global subaccount was then renamed WRL Templeton Great Companies Global subaccount. AUV figures for the WRL Templeton Great Companies Global (formerly, Great Companies – Global2) subaccount for dates after April 30, 2004, will reflect the values for the WRL Templeton Great Companies Global (formerly WRL Janus Global) subaccount.
(3)	As of close of business on April 30, 2004, subject to shareholder approval, the WRL LKCM Strategic Return subaccount merged into the WRL Transamerica Value Balanced subaccount. AUV figures for the WRL LKCM Strategic Return subaccount for dates after April 30, 2004, will reflect the values for the WRL Transamerica Value Balanced subaccount.
(4)	As of close of business on April 30, 2004, subject to shareholder approval, the WRL Alger Aggressive Growth subaccount merged into the WRL Transamerica Equity subaccount. AUV figures for the WRL Alger Aggressive Growth subaccount for dates after April 30, 2004, will reflect the values for the WRL Transamerica Equity subaccount.
(5)	As of close of business on April 30, 2004, subject to shareholder approval, the WRL PBHG/NWQ Value Select portfolio was renamed WRL Mercury Large Cap Value.
(6)	As of close of business on April 30, 2004, subject to shareholder approval, the WRL G.E. US Equity subaccount merged into the WRL Great Companies — AmericaSM subaccount. AUV figures for the WRL G.E. US Equity subaccount for dates after April 30, 2004, will reflect the values for the WRL Great Companies — AmericaSM subaccount.
(7)	As of close of business on April 30, 2004, subject to shareholder approval, the WRL PBHG Mid Cap subaccount merged into the WRL Transamerica Growth Opportunities subaccount. AUV figures for the PBHG Mid Cap subaccount for dates after April 30, 2004, will reflect the values for the WRL Transamerica Growth Opportunities subaccount.
(8)	As of close of business on April 30, 2004, subject to shareholder approval, the WRL Dreyfus Mid Cap Value portfolio was renamed J.P. Morgan Mid Cap Value.
(9)	As of close of business on April 30, 2004, subject to shareholder approval, the Janus Balanced portfolio was renamed Transamerica Balanced.
(10)	These portfolios are available for investment only to Contract owners who purchased the Contract before May 1, 2003.

Because the Transamerica Small/Mid Cap Value portfolio did not commence operations until May 1, 2004, there is no condensed financial information for these subaccounts for the year ended December 31, 2003.

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standardized Performance Data

We may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.

WRL Transamerica Money Market Subaccount. The yield of the WRL Transamerica Money Market subaccount is the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period, not including capital changes or income other than investment income, is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but we assume that the income earned is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven days ended December 31, 2003, the yield of the WRL Transamerica Money Market subaccount was (0.72)%, and the effective yield was (0.72)%.

Other Subaccounts. The yield of a subaccount, other than the WRL Transamerica Money Market subaccount, refers to the annualized income generated by an investment in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount assumes that an investment has been held in a subaccount for various periods of time including a period measured from the date the first subaccount investing in the underlying portfolios began operations. When the first subaccount investing in the underlying portfolios has been in operation for 1, 5, and 10 years, the total return for these periods will be provided, adjusted to reflect current subaccount charges. The total return quotations will represent the average annual compounded rates of return of investment of $1,000 in the subaccount as of the last day of each period. We do not show performance for subaccounts in operation for less than 6 months.

The yield and total return calculations for a subaccount are not reduced by any premium taxes. For additional information regarding yields and total returns, please refer to the SAI.

Based on the method of calculation described in the SAI, the standardized average annual total returns of the subaccounts for periods from inception of the subaccounts investing in the underlying portfolios to December 31, 2003, and for the one, five and ten-year periods ended December 31, 2003 are shown in Table 1 below. Although the Contract and the subaccounts did not exist during the periods shown in Table 1, the returns of the subaccounts shown have been adjusted to reflect current charges imposed under the Contract during the accumulation period. Total returns shown in Table 1 reflect deductions of 1.25% for the mortality and expense risk charge, 0.15% for the administrative charge and $30 for the annual Contract charge. (Based on an average Contract size of $64,334, the annual Contract charge translates into a charge of 0.05%.) The optional Additional Earnings Rider charge of 0.35% of annuity value has not been deducted. Total returns would be less if these charges were reflected. Charges deducted after the maturity date are not reflected in Table 1.

TABLE 1

Standardized Average Annual Total Returns of the Subaccounts

(Without Additional Earnings Rider)

(Total Separate Account Annual Expenses: 1.40%)

Subaccount	1 Year Ended 12/31/2003	5 Years Ended 12/31/2003	10 Years Ended 12/31/2003	Inception of the Subaccount to 12/31/2003(2)	Subaccount Inception Date(2)
WRL Transamerica Money Market(1)	(0.65)%	1.93%	2.67%	3.00%	02/24/1989
WRL AEGON Bond	2.79%	4.41%	4.67%	6.55%	02/24/1989
WRL Janus Growth	30.10%	(6.86)%	7.21%	10.36%	02/24/1989
WRL Templeton Great Companies Global(3)	21.48%	(1.59)%	7.65%	9.82%	12/03/1992
WRL Van Kampen Emerging Growth	26.32%	(0.75)%	9.22%	10.61%	03/01/1993
WRL Federated Growth & Income	25.02%	11.21%	N/A	10.73%	03/01/1994
WRL Transamerica Value Balanced(4)	18.44%	1.77%	N/A	6.67%	01/03/1995
WRL Mercury Large Cap Value(5)	27.92%	4.81%	N/A	6.66%	05/01/1996
WRL American Century International	23.50%	(5.67)%	N/A	(1.81)%	01/02/1997
WRL Third Avenue Value	35.29%	13.37%	N/A	9.47%	01/02/1998
WRL Clarion Real Estate Securities	33.79%	12.62%	N/A	7.75%	05/01/1998
WRL Marsico Growth	24.53%	N/A	N/A	(4.38)%	05/03/1999
WRL Munder Net50	64.21%	N/A	N/A	(12.53)%	05/03/1999
WRL T. Rowe Price Equity Income	25.04%	N/A	N/A	(1.35)%	05/03/1999
WRL T. Rowe Price Small Cap	38.39%	N/A	N/A	1.89%	05/03/1999
WRL Salomon All Cap	33.21%	N/A	N/A	6.26%	05/03/1999
WRL J.P. Morgan Mid Cap Value(6)	29.53%	N/A	N/A	4.84%	05/03/1999
WRL Great Companies — AmericaSM(7)	22.88%	N/A	N/A	(1.76)%	05/01/2000
WRL Great Companies — TechnologySM	48.79%	N/A	N/A	(23.40)%	05/01/2000
WRL Asset Allocation – Conservative Portfolio	21.15%	N/A	N/A	5.34%	05/01/2002
WRL Asset Allocation – Moderate Portfolio	23.08%	N/A	N/A	4.37%	05/01/2002
WRL Asset Allocation – Moderate Growth Portfolio	25.34%	N/A	N/A	3.42%	05/01/2002
WRL Asset Allocation – Growth Portfolio	28.92%	N/A	N/A	2.57%	05/01/2002
WRL PIMCO Total Return	3.40%	N/A	N/A	5.16%	05/01/2002
WRL Transamerica Balanced(8)	12.26%	N/A	N/A	3.27%	05/01/2002
WRL Transamerica Convertible Securities	21.89%	N/A	N/A	7.33%	05/01/2002
WRL Transamerica Equity(9)	29.34%	N/A	N/A	5.85%	05/01/2002
WRL Transamerica Growth Opportunities(10)	29.33%	N/A	N/A	1.19%	05/01/2002
WRL Transamerica U.S. Government Securities	1.47%	N/A	N/A	3.44%	05/01/2002
WRL J.P. Morgan Enhanced Index	27.09%	N/A	N/A	1.64%	05/01/2002
WRL Capital Guardian Value	32.65%	N/A	N/A	2.70%	05/01/2002
WRL Capital Guardian U.S. Equity	34.54%	N/A	N/A	4.57%	05/01/2002
WRL MFS High Yield(11)	N/A	N/A	N/A	N/A	05/01/2003
WRL Transamerica Small/Mid Cap Value	N/A	N/A	N/A	N/A	05/01/2004
Fidelity VIP Growth Opportunities Portfolio(12)	27.55%	N/A	N/A	(9.14)%	05/01/2000
Fidelity VIP Contrafund® Portfolio(12)	26.36%	N/A	N/A	(2.60)%	05/01/2000
Fidelity VIP Equity-Income Portfolio(12)	28.16%	N/A	N/A	1.88%	05/01/2000
Access U.S. Government Money Market Portfolio(11)	N/A	N/A	N/A	N/A	05/01/2003
Potomac Dow 30 Plus Portfolio(11)	N/A	N/A	N/A	N/A	05/01/2003
Potomac OTC Plus Portfolio(11)	N/A	N/A	N/A	N/A	05/01/2003
Wells S&P REIT Index Portfolio(11)	N/A	N/A	N/A	N/A	05/01/2003

(1)	Yield more closely reflects the current earnings of the WRL Transamerica Money Market subaccount than its total return. An investment in the WRL Transamerica Money Market subaccount is not insured or guaranteed by the FDIC. While this subaccount seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.
(2)	Refers to the date when the separate account first invested in the underlying portfolios.
(3)	As of close of business on April 30, 2004, subject to shareholder approval, the Templeton Great Companies Global (formerly, Great Companies – Global2) portfolio merged into the Janus Global portfolio. The Janus Global portfolio will then be renamed Templeton Great Companies Global.
(4)	As of close of business on April 30, 2004, subject to shareholder approval, the LKCM Strategic Return portfolio merged into the Transamerica Value Balanced portfolio.
(5)	As of close of business on April 30, 2004, subject to shareholder approval, the PBHG/NWQ Value Select portfolio was renamed Mercury Large Cap Value.
(6)	As of close of business on April 30, 2004, subject to shareholder approval, the Dreyfus Mid Cap portfolio was renamed J.P. Morgan Mid Cap Value.
(7)	As of close of business on April 30, 2004, subject to shareholder approval, the G.E. US Equity portfolio merged into the Great Companies — AmericaSM portfolio.
(8)	As of close of business on April 30, 2004, subject to shareholder approval, the Janus Balanced portfolio was renamed Transamerica Balanced.
(9)	As of close of business on April 30, 2004, subject to shareholder approval, the Alger Aggressive Growth portfolio merged into the Transamerica Equity portfolio.
(10)	As of close of business on April 30, 2004, subject to shareholder approval, the PBHG Mid Cap portfolio merged into the Transamerica Growth Opportunities portfolio.
(9)	Not annualized.
(10)	These portfolios are available for investment only to Contract owners who purchased the Contract before May 1, 2003.

Non-Standardized Performance Data

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

We may from time to time also disclose average annual total return or other performance data in non-standardized formats for the subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial withdrawals or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data as shown in Table 1 is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

Adjusted Historical Performance Data

We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance would include data that precedes the inception dates of the subaccounts investing in the underlying portfolios. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio’s performance. This data assumes that the subaccounts available under the Contract were in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Contract. The charge for the optional Additional Earnings Rider — 0.35% of annuity value — will not be deducted. This data is not intended to indicate future performance.

APPENDIX C

Guaranteed Minimum Income Benefit Rider Information

The section applies only if you already have the Guaranteed Minimum Income Benefit Rider, as this rider is no longer for sale. If you already have this rider, please read this section carefully in conjunction with the prospectus. You may upgrade the rider in accordance with the terms and conditions set forth in your rider and the information provided below.

Certain provisions of the rider may vary, depending on the rider you purchased. Your rider may also vary from the provisions below in order to comply with different state laws. The discussion below describes the GMIB02 rider. Please refer to the chart at the end of this appendix and your rider for other details about the GMIB02 rider.

ANNUITY CONTRACT FEE TABLE WITH GUARANTEED MINIMUM INCOME BENEFIT RIDER

The following table supplements the Annuity Contract Fee Table in the prospectus and shows the annual charges that you will pay if you own the Contract with a Guaranteed Minimum Income Benefit Rider.

Periodic Charges other than Portfolio Expenses

Separate Account Annual Expenses (as a % of average separate account value during the accumulation period)
Under Standard Death Benefit:
Mortality and Expense Risk Charge(1)	1.25%
Administrative Charge(1)	0.15%
Total Separate Account Annual Expenses	1.40%
Annual Charges for Optional Riders:
Guaranteed Minimum Income Benefit Rider Charge during the accumulation period(2)	0.45%
Guaranteed Minimum Income Benefit Rider Charge after Upgrade:
Current	0.45%
Maximum Guaranteed	0.50%
Additional Earnings Rider Charge	0.35%

(1)	These charges are assessed on your assets in each subaccount, and apply only during the accumulation period. After the maturity date, if you elect a variable annuity payment option, we will deduct a daily separate account annuitization charge from your subaccount assets equal to an annual rate of 1.40% annually in place of the mortality and expense risk charge and the administrative charge.
(2)	If you have the Guaranteed Minimum Income Benefit Rider, or you upgrade the rider, we will impose during the accumulation period an annual rider charge equal to 0.45% of the minimum annuitization value on each rider anniversary and pro rata on the termination date of the rider (which includes upgrades of the minimum annuitization value and Contract surrender). If you choose to upgrade the rider, the charge for the rider after the upgrade is currently 0.45%, but we reserve the right to increase the rider charge after upgrade to 0.50%. Once the rider is issued, the rider charge will not change. Keep in mind that the current rider charge (0.45%) may be higher if you upgrade the rider at a later date because we may increase the rider charge after upgrade up to the maximum (0.50)%. We deduct the rider charge from the fixed account and from each subaccount in proportion to the amount of the annuity value in each account. If the annuity value on any rider anniversary exceeds the rider charge threshold (guaranteed 2.0) times the minimum annuitization value, we will waive the rider charge otherwise payable on that rider anniversary. This rider is not available in all states.

If you later choose to annuitize under a variable annuity payment option of this rider, we will impose a guaranteed minimum payment fee equal to an annual rate of 1.10% of the daily net asset values in the subaccounts. This charge is assessed in addition to the expense risk and administrative charges of 1.40% annually that are set on the date you annuitize under the rider. We may change the guaranteed minimum payment fee in the future if you choose to upgrade the minimum annuitization value, or for future issues of the rider, but it will never be greater than 2.10%.

Example of Maximum Charges with the Guaranteed Minimum Income Benefit Rider

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example shows the maximum costs of investing in the Contract, including Contract owner transaction expenses, the annual Contract charge, separate account charges, the maximum charges for optional riders (the Guaranteed Minimum Income Benefit Rider and the Additional Earnings Rider), and maximum Annual Portfolio Operating Expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year.

(1)	If you surrender, annuitize*, or remain invested in the Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$ 386	$1,181	$2,004	$4,202

*	You cannot annuitize your Contract before your Contract’s fifth anniversary. If you have the Guaranteed Minimum Income Benefit Rider and you annuitize under the rider, you may annuitize in any Contract year, but only on a rider anniversary. However, if you annuitize under the rider before the rider (or an upgrade of the rider) has been in force for 10 years, your annuity payments will be reduced, and certain other limitations apply.

The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The annual Contract charge of $30 is reflected as an annual charge of 0.05% that is determined by dividing the total annual Contract charges collected during 2003 by total average net assets attributable to the Contract during 2003. Different fees and expenses not reflected in the Example may be assessed after you annuitize under a variable annuity payout option, whether or not you annuitize under the Guaranteed Minimum Income Benefit Rider.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

Guaranteed Minimum Income Benefit Rider

If you have this rider, it assures you of a minimum level of income in the future by guaranteeing a “minimum annuitization value.” If you annuitize under this rider, you are guaranteed a future minimum level of income under the rider’s fixed or variable payment options based on the minimum annuitization value, regardless of the performance of the underlying investment portfolios. We may restrict the subaccounts to which you may allocate purchase payments or transfer annuity value. Any such restriction will not affect the allocations you made before we put the restriction in place.)

You can annuitize under the rider (subject to the conditions described below) using the greater of the annuity value or the minimum annuitization value. If you annuitize under the rider before the 10th rider anniversary, the following restrictions will apply:

•	you may not annuitize under the Term Certain fixed annuity payment option;

•	we will adjust the age(s) we use to determine the applicable annuity factors by adjusting them down by one year for each complete year that the rider is short of being in force for 10 years at the time you annuitize. This will reduce the amount of your annuity payments.

See Annuity Payment Options Under the Rider and Annuity Factor Age Adjustment below and the SAI for more information.

Minimum Annuitization Value. The minimum annuitization value is:

•	the annuity value on the date the rider was issued, plus

•	any additional premiums paid after the rider was issued, minus

•	an adjustment for any partial withdrawals made after the date the rider was issued,

•	accumulated at the annual growth rate, minus

•	any premium taxes.

The annual growth rate is currently 5% per year. We may, at our discretion, change the rate in the future for new riders, including upgrades, but the rate will never be less than 3% per year. Once the rider is added to your Contract, the annual growth rate, the rider charge, the rider charge waiver threshold, the guaranteed minimum payment fee and the waiting period before you can annuitize under the rider, without the annuity factor age adjustment, will not change unless you upgrade the rider. Partial withdrawals may reduce the minimum annuitization value on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum annuitization value is used solely to calculate the annuity payments and charges under the rider and adjustments to partial withdrawals. This value does not establish or guarantee an annuity value or guarantee performance of any subaccount. If you choose to annuitize under the rider, we will use the greater of your annuity value or your minimum annuitization value (less any outstanding loan amount and any loan interest you owe) to determine the amount of your fixed or variable annuity payments under the rider. The minimum annuitization value may not be used to annuitize with any of the annuity payment options under the Contract.

Annuity Payment Options Under the Rider. The only payment options available under the rider are the following fixed and variable annuity options:

Fixed Annuity Payment Options:

•	Term Certain — Level payments will be made for 15 years based on a guaranteed interest rate of 3%. This interest rate will not increase even if current interest rates are higher when you annuitize. This annuity payment option is not available if you annuitize under the rider before the 10th anniversary of rider purchase or later upgrade.

Variable Annuity Payment Options:

•	Life Income — An election may be made for “No Period Certain,” “10 Years Certain,” or “Installment Refund.” Installment Refund is an annuity payment option that guarantees the return of the minimum annuitization value. The period certain for an installment refund is the shortest period, in months, that guarantees the return of the minimum annuitization value. Payments will be made as long as the annuitant is living. In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

•	Joint and Full Survivor — An election may be made for “No Period Certain,” “10 Years Certain,” or “Installment Refund.” Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

Before you annuitize under the rider’s variable annuity payment options, you may transfer values from one subaccount to another. In the future, we may restrict the subaccounts to which you may transfer annuity value. After the maturity date, no transfers may be made to or from the fixed account, and we reserve the right to limit transfers among the subaccounts to once per year.

Note Carefully: The death benefit payable after you annuitize under the rider will be affected by the annuity option you choose.

If:

•	you choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and

•	the annuitant dies, for example, before the due date of the second annuity payment;

Then:

•	we will make only one annuity payment and there will be no death benefit payable.

Annuity Factor Age Adjustment. If you annuitize under one of the rider’s variable options before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 9 years from the annuitant’s age (age 85 if the annuitant’s age is at least 85). This results in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. The age adjustment is as follows:

Number of Complete Years Since the Rider Date	Age Adjustment: Number of Years Subtracted From Your Age
1	9
2	8
3	7
4	6
5	5
6	4
7	3
8	2
9	1
10 or more	0

Minimum Annuitization Value Upgrade. You can elect, in writing, to upgrade the minimum annuitization value to the current annuity value at any time after the first rider anniversary and before the annuitant’s 85th birthday (earlier if required by your state). The last date to upgrade is on page one of the rider.

If you elect to upgrade, the current rider will terminate, we will assess the rider charge, and a new rider will be issued. The new rider will have a new rider date, a new waiting period before you can annuitize under the rider, a new annual growth rate, a new rider charge waiver threshold and new guaranteed benefits and charges. The rider anniversary will be measured from the new rider’s issue date, so that annuitizing prior to the new rider’s 10th anniversary will result in an annuity factor age adjustment, and the term certain fixed annuity payment option may not be selected. The benefits and charges under the new rider may not be as advantageous as the previous rider’s benefits and charges prior to upgrading.

It generally will not be to your advantage to upgrade unless your annuity value exceeds your minimum annuitization value on the applicable rider anniversary.

Conditions to Annuitize Under the Rider. You can only annuitize under the rider within 30 days after a rider anniversary. In the case of an upgrade of the minimum annuitization value, you cannot annuitize before the new rider’s first rider anniversary. You cannot annuitize under the rider after the 30-day period following the rider anniversary after the annuitant’s 89th birthday (earlier if required by your state). The last date to annuitize under the rider is on page one of the rider.

Note Carefully:

•	You may only annuitize under the rider at the times indicated above. If you annuitize at any other time, you lose the benefit of the rider.

•	If you annuitize under the rider before the 10th rider anniversary, there will be an annuity factor age adjustment. See Annuity Factor Age Adjustment above.

Payments under the Rider. If you elect a variable annuity payment option under the rider, we guarantee that future annuity payments under the rider will never be less than the initial annuity payment. See the SAI for information concerning the calculation of the initial payment. We will also “stabilize” the payments (hold them constant) during each rider year.

During the first rider year after you annuitize under the rider, each payment will equal the initial payment. On each rider anniversary thereafter, the variable annuity payment will increase or decrease (but never below the initial payment) depending on the performance of the subaccounts you selected, and then be held constant at that amount for that rider year. The payments starting on each rider anniversary will equal the greater of the initial variable annuity payment or the payment that can be supported by the number of annuity units in the subaccounts on the rider anniversary. We will calculate each subsequent payment using a 5% assumed investment return. The portfolio in which you are invested must grow at a rate greater than the 5% assumed investment return, plus the separate guaranteed minimum payment fee of 1.10% and mortality and expense risk and administrative charges of 1.40% annually, in order to increase the dollar amount of variable annuity payments. Annuity payments may decline in value if investment returns do not grow at this rate, but your payment will never be less than the initial payment. See the SAI for additional information concerning how payments are determined under the rider.

Rider Charge Before Annuitization. Prior to annuitization, a rider charge, currently 0.45% annually of the minimum annuitization value, is deducted from the annuity value on each rider anniversary and pro rata on the termination date of the rider (including Contract surrender and upgrades of the minimum annuitization value). The rider charge after an upgrade is currently 0.45%, but we reserve the right to increase the rider charge after upgrade to 0.50%. Once the rider is issued, the rider charge will not change. Keep in mind that the current rider charge (0.45%) may be higher if you upgrade the rider at a later date because we may increase the rider charge after upgrade up to the maximum (0.50%). We deduct the rider charge from the fixed account and from each subaccount in proportion to the amount of annuity value in each account. This charge is deducted even if the annuity value exceeds the minimum annuitization value.

We will waive the rider charge on any rider anniversary if the annuity value exceeds the rider charge waiver threshold (guaranteed 2.0) times the minimum annuitization value. For instance, if your annuity value on the seventh rider anniversary is $100,000, your minimum annuitization value is $45,000 and the rider charge waiver threshold is 2.0, we will waive the rider charge on that anniversary because $100,000 is greater than $90,000 ($45,000 × 2.0). We may, at our discretion, change the rider charge waiver threshold in the future if you choose to upgrade the minimum annuitization value, or for future issues of the rider, but it will never be greater than 2.5.

Rider Charge After Annuitization. If you annuitize under a variable annuity payment option of the rider, a daily guaranteed minimum payment fee, equal to an annual rate of 1.10% of the daily net asset values in the subaccounts, plus the mortality and expense risk and administrative charges of 1.40% annually, are reflected in the amount of the variable payments you receive. We may change the guaranteed minimum payment fee in the future, if you choose to upgrade the minimum annuitization value or for future issues of the rider, but it will never be greater than 2.10%.

Termination. You have the option to terminate the rider at any time after the first rider anniversary by sending us written notification to our administrative office. You have the option not to annuitize under the rider but we will not refund any charges you have paid and you will not be able to use the minimum annuitization value. The rider will terminate upon the earliest of the following:

•	annuitization that is not under the rider;

•	the date you elect to upgrade (although a new rider will be issued);

•	the date we receive your complete written request to terminate the rider;

•	the date your Contract terminates or is surrendered;

•	30 days following the rider anniversary after the annuitant’s 89th birthday (earlier if required by your state); or

•	the date of death of annuitant when the death benefit proceeds are payable to the beneficiary.

The rider does not establish or guarantee annuity value or guarantee performance of any subaccount. Because the rider guarantees a minimum level of lifetime income, the level of lifetime income that it guarantees may be less than the level that might be provided by application of the annuity value at the Contract’s applicable annuity factors. Therefore, the rider should be regarded as a safety net. The costs of annuitizing under the rider’s variable annuity payment options include the guaranteed minimum payment fee, the mortality and expense risk and administrative charges and also the lower levels inherent in the annuity tables used for the minimum payouts. These costs should be balanced against the benefits of a minimum payout level.

The rider may vary by state.

Taxes. It is unclear whether your annuity payments under the Guaranteed Minimum Income Benefit Rider will be treated as fixed payments or as variable payments, for federal tax purposes. You should consult a competent tax advisor with respect to this issue.

Contract Loans for Certain Qualified Contracts

Note Carefully: If you do not repay your Contract loan, we will deduct an amount equal to the unpaid loan balance plus interest from the minimum annuitization value if you selected the Guaranteed Minimum Income Benefit Rider and elect to annuitize under the rider.

Comparison of Guaranteed Minimum Income Benefit Rider Features

	GMIB 02 5/1/2002 – 5/1/2003	GMIB 02A after 05/01/2003
Ability to drop GMIB rider	Yes (after 1st Rider year)	Same as GMIB 02

Waiting Period	May be annuitized before year 10 with a reduced benefit	Same as GMIB 02

Upgrade Option	For older GMIB’s if an upgrade is selected, the new GMIB design will be used.	Same as GMIB 02

Upgrade Availability	At any time after the first Rider Anniversary	At any time after the first Rider Anniversary after upgrade

MAV Growth Rate	6%	5%

Rider Fee	35 bps or 45 bps after 01/12/03	45 bps

Subaccount Options	We may restrict funds that you can transfer to and which new funds we will make available to plans with GMIB	Same as GMIB 02

Terminology	MAV	Same as GMIB 02

Premium Tax	Deducted from MAV	Same as GMIB 02

Annuity Options	4 original options plus: A) Installment Refund for single life & joint. B) 15 year non-variable Term Certain at 3%. (10 Year waiting period)	Same as GMIB 02

M&E after GMIB Annuitization	1.10% plus 1.40% base plan post annuitization M&E for variable annuitization. None for Term Certain	Same as GMIB 02

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION

WRL FREEDOM BELLWETHER®

VARIABLE ANNUITY

Issued through

WRL SERIES ANNUITY ACCOUNT

Offered by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

570 Carillon Parkway

St. Petersburg, Florida 33716

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the WRL Freedom Bellwether® variable annuity offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2004, by calling 1-800-851-9777 (Monday – Friday 8:30 a.m. to 7:00 p.m. Eastern Time), by writing to the administrative office, Western Reserve Life, Annuity Department, P. O. Box 9051, St. Petersburg, Florida 33758-9051 or by visiting our website at www.westernreserve.com. The prospectus sets forth information that a prospective investor should know before investing in a Contract. Terms used in the current prospectus for the Contract are incorporated in this SAI.

This SAI is not a prospectus and should be read only in conjunction with the prospectus for the Contract and with the prospectuses for the funds.

Dated: May 1, 2004

WRL00029-5/2004

DEFINITIONS OF SPECIAL TERMS

accumulation period	The period between the Contract date and the maturity date while the Contract is in force.

accumulation unit value	An accounting unit of measure we use to calculate subaccount values during the accumulation period.

administrative office	Our administrative office and mailing address is P. O. Box 9051, Clearwater, Florida 33758-9051. Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777.

age	The issue age, which is annuitant’s age on the birthday nearest the Contract date, plus the number of completed Contract years. When we use the term “age” in this SAI, it has the same meaning as “attained age” in the Contract.

annuitant	The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract’s death benefit provisions and annuity provision.

annuity unit value	An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.

annuity value	The sum of the separate account value and the fixed account value at the end of any valuation period.

beneficiary(ies)	The person(s) you elect to receive the death benefit proceeds under the Contract.

cash value	The annuity value less any applicable premium taxes, any loans and unpaid accrued interest, the annual Contract charge, and any rider charges.

Code	The Internal Revenue Code of 1986, as amended.

Contract anniversary	The same day in each succeeding year as the Contract date. If there is no day in a calendar year which coincides with the Contract date, the Contract anniversary will be the first day of the next month.

Contract date	Generally the later of the date on which the initial purchase payment is received, or the date that the properly completed application is received, at Western Reserve’s administrative office. We measure Monthiversaries, Contract years, Contract months, and Contract anniversaries from the Contract date.

death benefit proceeds	If the owner who is the annuitant dies during the accumulation period, the death benefit proceeds are the amount, if any, payable under the death benefit described in your Contract.

death claim day	Any day after the death report day on which we receive a beneficiary’s completed election form regarding payment of his/her portion of the death benefit proceeds that are payable upon the death of an owner who is the annuitant.

death report day	The valuation date on which we have received both proof of death of an owner who is the annuitant and a beneficiary’s election regarding payment. If the spouse of the deceased owner/annuitant elects to continue (if sole beneficiary) the Contract, there are two death report days (one relating to the death of the first owner/annuitant to die; the second relating to the death of the spouse who continues the Contract). If there is no spousal continuation of the Contract, then there is only one death report day for the Contract. If there are multiple beneficiaries, the death report day is the earliest date on which we receive both proof of death and any beneficiary’s completed election form.

fixed account	An option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.

fixed account value	During the accumulation period, your Contract’s value in the fixed account.

funds	Investment companies which are registered with the U.S. Securities and Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Contract in the future.

in force	Condition under which the Contract is active and an owner is entitled to exercise all rights under the Contract.

maturity date	The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant’s 90th birthday.

Monthiversary	The same day in the month as the Contract date. When there is no date in a calendar month that coincides with the Contract date, the Monthiversary is the first day of the next month.

NYSE	New York Stock Exchange.

nonqualified Contracts	Contracts issued other than in connection with retirement plans.

owner (you, your)	The person(s) entitled to exercise all rights under the Contract. The annuitant is an owner unless the application states otherwise, or unless a change of ownership is made at a later time.

portfolio	A separate investment portfolio of a fund.

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purchase payments/premium	Amounts paid by an owner or on an owner’s behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term “purchase payment” or “premium” in this SAI, it has the same meaning as “net payment” in the Contract, which means the purchase payment less any applicable premium taxes.

qualified Contracts	Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

separate account	WRL Series Annuity Account, a unit investment trust consisting of subaccounts. Each subaccount of the separate account invests solely in shares of a corresponding portfolio of a fund.

separate account value	During the accumulation period, your Contract’s value in the separate account, which equals the sum of the values in each subaccount.

subaccount	A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period. Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity payment option.

surrender	The termination of a Contract at the option of an owner.

valuation date/ business day	Each day on which the NYSE is open for trading, except when a subaccount’s corresponding portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term “business day,” it has the same meaning as valuation date.

valuation period	The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.

Western Reserve (we, us, our)	Western Reserve Life Assurance Co. of Ohio.

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In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Contract, which may be of interest to a prospective purchaser.

THE CONTRACT - GENERAL PROVISIONS

Owner

The Contract shall belong to the owner upon issuance of the Contract after completion of an application and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the Contract; (2) surrender the Contract; (3) amend or modify the Contract with Western Reserve’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of an owner’s spouse in a community or marital property state.

A successor owner may be named in the Contract application or in a written notice to our administrative office. The successor owner will become the new owner upon the owner’s death, if the owner is not the annuitant and dies before the annuitant. If no successor owner survives the owner and the owner dies before the annuitant, the owner’s estate will become the owner.

An owner may change the ownership of the Contract in a written notice to our administrative office. When this change takes effect, all rights of ownership in the Contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will take effect as of the date Western Reserve accepts the written notice at our administrative office. We assume no liability for any payments made, or actions taken before a change is accepted, and shall not be responsible for the validity or effect of any change of ownership. Changing an owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

Entire Contract

The Contract and any endorsements thereon and the Contract application constitute the entire contract between Western Reserve and the owner. All statements in the application are representations and not warranties. No statement will cause the Contract to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Gender

If the age or gender of the annuitant has been misstated, Western Reserve will change the annuity benefit payable to that which the purchase payments would have purchased for the correct age or gender. The dollar amount of any underpayment Western Reserve makes shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment Western Reserve makes due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof Western Reserve finds satisfactory.

Addition, Deletion, or Substitution of Investments

We reserve the right, subject to compliance with applicable law, to add, remove or combine subaccounts, and substitute the shares that are held by the separate account or that the separate account for shares of another portfolio, at our discretion. We reserve the right to eliminate the shares of any portfolios of a fund and to substitute shares of another portfolio of a fund (or of another open-end registered investment company) if the shares of a portfolio are no longer available for investment or, if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account. We will not, however, substitute shares attributable to an owner’s interest in a subaccount without notice to, and prior approval of, the Securities and Exchange Commission (the “SEC”) to the extent required by the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law.

We also reserve the right to establish additional subaccounts, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of Western Reserve, marketing, tax, investment or other conditions warrant, and any new subaccounts will be made available to existing owners on a basis to be determined by Western Reserve. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant.

In the event of any such substitution or change, we may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by us to be in the best interests of persons having voting rights under the Contracts, the separate account may be operated as a management company under the 1940 Act, or subject to any required approval, it may be deregistered under the 1940 Act in the event such registration is no longer required.

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We reserve the right to change the investment objective of any subaccount. Additionally, if required by law or regulation, we will not materially change an investment objective of the separate account or of a portfolio designated for a subaccount unless a statement of change is filed with and approved by the appropriate insurance official of the state of Western Reserve’s domicile, or deemed approved in accordance with such law or regulation.

Annuity Payment Options

During the lifetime of the annuitant and prior to the maturity date, the owner may choose an annuity payment option or change the election. If no election is made prior to the maturity date, annuity payments will be made under Payment Option D as Variable Life Income with 10 years of guaranteed payments.

Thirty days prior to the maturity date, we will mail to the owner a notice and a form upon which the owner can select allocation options for the annuity proceeds as of the maturity date. We reserve the right to limit transfers to once per year after the maturity date. If a variable annuity payment option is chosen, the owner must include in the written notice the subaccount allocation of the annuity proceeds as of the maturity date. If we do not receive that form or other written notice acceptable to us prior to the maturity date, the Contract’s existing allocation options will remain in effect. The owner may also, prior to the maturity date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity payment option and payment frequency provides for payments of at least $20 per period. If none of these is possible, a lump sum payment will be made.

Determination of the First Variable or Fixed Payment. The amount of the first variable or fixed annuity payment is determined by multiplying the annuity proceeds times the appropriate rate for the annuity option selected. The rates are based on the Society of Actuaries 1983 Individual Mortality Table A with projection Scale G, and variable rates are based on a 5% effective annual assumed investment return and assuming a maturity date in the year 2000. Gender based mortality tables will be used unless prohibited by law.

The amount of the first annuity payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant’s actual age nearest birthday, at the maturity date, adjusted as follows:

Maturity Date	Adjusted Age
Before 2001	Actual Age
2001-2010	Actual Age minus 1
2011-2020	Actual Age minus 2
2021-2030	Actual Age minus 3
2031-2040	Actual Age minus 4
After 2040	As determined by Western Reserve

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. The amount of variable annuity payments after the first will increase or decrease according to the annuity unit value which reflects the investment experience of the selected subaccount(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected subaccount multiplied by the annuity unit value of that subaccount on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that subaccount by the annuity unit value of that subaccount on the date the first annuity payment is processed.

Death Benefit

Death of Owner. Federal tax law requires that if any owner (including any successor owner who has become a current owner) dies before the maturity date, then the entire value of the Contract must generally be distributed within five years of the date of death of such owner. Special rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) an owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the maturity date. See Certain Federal Income Tax Consequences of this SAI for a detailed description of these rules. Other rules may apply to qualified Contracts.

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If an owner is not the annuitant and dies before the annuitant:

•	if no successor owner is named and alive on the death report day, the owner’s estate will become the new owner. The cash value must be distributed within five years of the former owner’s death;

•	if the successor owner is alive and is the owner’s spouse, the Contract will continue with the spouse as the new owner; or

•	if the successor owner is alive and is not the owner’s spouse, the successor owner will become the new owner. The cash value must be distributed either:

•	within five years of the former owner’s death; or

•	over the lifetime of the new owner, if a natural person, with payments beginning within one year of the former owner’s death; or

•	over a period that does not exceed the life expectancy (as defined by the Code and regulations adopted under the Code) of the new owner, if a natural person, with payments beginning within one year of the former owner’s death.

To determine payments, we may use the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning with one year of the deceased owner’s death.

Death of Annuitant. Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the Contract, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options unless a settlement agreement is effective at an owner’s death preventing such election.

If the annuitant who is not an owner dies during the accumulation period and an owner is a natural person other than the annuitant, the owner will automatically become the annuitant and this Contract will continue. If a successor owner is named and is the owner’s spouse, the successor owner will automatically become the new annuitant and this Contract will continue. If the annuitant dies during the accumulation period and an owner is either (1) the same individual as the annuitant; or (2) other than a natural person, then the death benefit proceeds are payable to the beneficiary in a lump sum distribution.

If the annuitant who is an owner dies before the maturity date, and the sole beneficiary is not the deceased annuitant’s spouse who elects to continue the contract, (1) the death benefit must be distributed within five years of the date of the annuitant/deceased owner’s death, or (2) payments must begin no later than one year after the annuitant/deceased owner’s death and must be made (i) for the beneficiary’s lifetime or (ii) for a period certain (so long as any certain period does not exceed the beneficiary’s life expectancy). Payments may be made in accordance with the “account-based” method under which we recalculate the amount of the payment each year by dividing the remaining unpaid proceeds by the beneficiary’s current life expectancy, with payments beginning within one year of the deceased owner’s death. Death benefit proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the annuitant/deceased owner’s death. If the sole beneficiary is the annuitant/deceased owner’s surviving spouse, such spouse may elect to continue the Contract as the new annuitant and owner instead of receiving the death benefit. (See Certain Federal Income Tax Consequences.) We will increase the annuity value as of the death report day to equal the death benefit proceeds as of the death report day.

If a beneficiary elects to receive the death benefit proceeds under the alternate payment option (1) or 2(ii) above, then we will: (a) allow partial withdrawals and transfers among the subaccounts and the fixed account; (b) deduct the transfer fee from each transfer after the first 12 transfers during the Contract year; (c) deduct the annual Contract charge each Contract year; and (d) not permit payment of the death benefit proceeds under the annuity provisions of the Contract upon complete distribution.

The beneficiary may name a new beneficiary for payment of the death benefit proceeds. If no new beneficiary is named, such payment will be made to the contingent beneficiary if named by the owner. If no new beneficiary or contingent beneficiary is named, such payment will be made to the beneficiary’s estate.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. An owner may change the designated beneficiary(ies) during the annuitant’s lifetime by sending written notice to us at our administrative office. A beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, an owner may then designate a new beneficiary.) The change will take effect as of the date an owner signs the written notice. We will not be liable for any payment made before the written notice is received at our administrative office. Unless we receive written notice from an owner to the contrary, no beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any beneficiary’s creditors.

Additional Earnings Rider. The following examples illustrate the additional death benefit payable under the Additional Earnings Rider, as well as the effect of a partial withdrawal on the Additional Earnings Rider Amount.

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EXAMPLE 1 – Basic Additional Earnings Rider Example, with no additional purchase payments or partial withdrawals (Assumed Facts for Example)

At Rider Issue	60	Rider Issue Age

	40%	Additional Earnings Factor (AEF)

	250%	Rider Earnings Limit (REL)

	$1,000,000	Maximum Rider Benefit (MRB)

	$40,000.00	Rider Base at issue (RBI) (equal to the greater of the death benefit proceeds on the Rider Date or the Annuity Value on that date)

At Death	$75,000.00	Death Benefit Proceeds (DBP)

	$35,000.00	Rider Earnings (RE) = DBP – RBI = 75,000 – 40,000

	$14,000.00	Additional Earnings Rider Amount = lesser of a) RE * AEF = 35,000 * 40% = 14,000 or b) REL * RBI * AEF = 250% * 40,000 * 40% = 40,000 or c) MRB = 1,000,000.
EXAMPLE 2 – Additional Earnings Rider Example, showing the effect of a partial withdrawal (Assumed Facts for Example)

At Rider Issue	60	Rider Issue Age

	40%	Additional Earnings Factor (AEF)

	250%	Rider Earnings Limit (REL)

	$1,000,000	Maximum Rider Benefit (MRB)

	$40,000.00	Rider Base at issue (RBI) (equal to the greater of the death benefit proceeds on the Rider Date or the Annuity Value on that date)

At Partial Withdrawal	$50,000.00	Annuity Value before partial withdrawal (AV)

	$15,000.00	Partial Withdrawal (PW) (including withdrawal charges)

	$12,000.00	Withdrawal Adjustment to Base (WAB) = PW * RBI / AV = 15,000 * 40,000 / 50,000

	$28,000.00	Rider Base after partial withdrawal (RB) = RBI – WAB = 40,000 – 12,000

At Death	$70,000.00	Death Benefit Proceeds (DBP)

	$42,000.00	Rider Earnings (RE) = DBP – RB = 70,000 – 28,000

	$16,800.00	Additional Earnings Rider Amount = lesser of a) RE * AEF = 42,000 * 40% = 16,800 or b) REL * RB * AEF = 250% * 28,000 * 40% = 28,000 or c) MRB = 1,000,000.

Assignment

During the annuitant’s lifetime and prior to the maturity date (subject to any irrevocable beneficiary’s rights) the owner may assign any rights or benefits provided by a nonqualified Contract. The assignment of a Contract will be treated as a distribution of the annuity value for federal tax purposes. Any assignment must be made in writing and accepted by us. An assignment will be effective as of the date the request is received at our administrative office and is accepted by us. We assume no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any assignment.

With regard to qualified Contracts, any assignment may be subject to restrictions, penalties, taxation as a distribution, or even prohibition under the Code, and must be permitted under the terms of the underlying retirement plan.

Proof of Age, Gender and Survival

We may require proper proof of age and gender of any annuitant or joint annuitant prior to making the first annuity payment. Prior to making any payment, we may require proper proof that the annuitant or joint annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in gender of any payee, annuity payments will be determined using unisex rates.

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Non-Participating

The Contract will not share in Western Reserve’s surplus earnings; no dividends will be paid.

Employee and Agent Purchases

The Contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the Contract or by their spouse or minor children, or by an officer, director, trustee or bona fide full-time employee of Western Reserve or its affiliated companies or their spouse or minor children. In such a case, we may credit an amount equal to a percentage of each purchase payment to the Contract due to lower acquisition costs we experience on those purchases. The credit will be reported to the Internal Revenue Service (“IRS”) as taxable income to the employee or registered representative. We may offer, in our discretion, certain employer sponsored savings plans, reduced or waived fees and charges including, but not limited to, the annual Contract charge, for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the Contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Contract

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. § 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the funds and their portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Western Reserve’s qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such

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primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified Contracts, “eligible rollover distributions” from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA.

Qualified Contracts. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity (“IRA”) under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $3,000 for 2004 ($3,500 if age 50 or older by the end of 2004), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $3,000 for 2004 ($3,500 if age 50 or older by the end of 2004). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made

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from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension, Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

Taxation of Western Reserve

Western Reserve at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

INVESTMENT EXPERIENCE

Accumulation Units

Allocations of a purchase payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the purchase payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of a fund less any applicable charges or fees.

Upon allocation to the selected subaccount of the separate account, purchase payments are converted into accumulation units of the subaccount. At the end of any valuation period, a subaccount’s value is equal to the number of units that your Contract has in the subaccount, multiplied by the accumulation unit value of the subaccount.

The number of units that your Contract has in each subaccount is equal to:

1.	The initial units purchased on the Contract date; plus

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2.	Units purchased at the time additional purchase payments are allocated to the subaccount; plus

3.	Units purchased through transfers from another subaccount or the fixed account; minus

4.	Any units that are redeemed to pay for partial withdrawals; minus

5.	Any units that are redeemed as part of a transfer to another subaccount or the fixed account; minus

6.	Any units that are redeemed to pay the annual Contract charge, any premium taxes, any rider charges, any loan processing fee, and any transfer charge; minus

7.	For certain qualified Contracts, any units that are redeemed and used as collateral for any Contract loan.

The value of an accumulation unit was arbitrarily established at $10.00 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of the regular session of business on the NYSE (currently 4:00 p.m. Eastern Time), on each day the NYSE is open.

Accumulation Unit Value

The accumulation unit value will vary from one valuation period to the next depending on the investment results experienced by each subaccount. The accumulation unit value for each subaccount at the end of a valuation period is the result of:

1.	The total value of the assets held in the subaccount. This value is determined by multiplying the number of shares of the designated fund portfolio owned by the subaccount times the portfolio’s net asset value per share; minus

2.	The accrued daily percentage for the mortality and expense risk charge and the administrative charge multiplied by the net assets of the subaccount; minus

3.	The accrued amount of reserve for any taxes that are determined by us to have resulted from the investment operations of the subaccount; divided by

4.	The number of outstanding units in the subaccount.

During the accumulation period, the mortality and expense risk charge is deducted at an annual rate of 1.25% of net assets for each day in the valuation period and compensates us for certain mortality and expense risks. The administrative charge is deducted at an annual rate of 0.15% of net assets for each day in the valuation period and compensates us for certain administrative expenses. The accumulation unit value may increase, decrease, or remain the same from valuation period to valuation period.

Annuity Unit Value And Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount (that is, the portfolio performance minus subaccount fees and charges including the mortality and expense risk and administrative charges that will equal an annual rate of 1.40%) exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $10.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for that subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment return adjustment factor for the valuation period.

The investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the Contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a portfolio share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for which we determine to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk charge and the administrative charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of the portfolio share held in that subaccount.

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The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the gender and adjusted age of the annuitant at the maturity date. See Annuity Payment Options – Determination of the First Variable and Fixed Payment, which contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = ABC

Where:	A =	Annuity unit value for the immediately preceding valuation period.
		Assume	= $X

	B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
		Assume	= Y

	C =	A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.
		Assume	= Z

Then, the annuity unit value is: $XYZ = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	AB
$1,000

Where:	A =	The annuity value as of the maturity date.
		Assume	= $X

	B =	The annuity purchase rate per $1,000 based upon the option selected, the gender and adjusted age of the annuitant according to the tables contained in the Contract.
		Assume	= $Y

Then, the first monthly variable annuity payment =	$X$Y	= $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:	A =	The dollar amount of the first monthly variable annuity payment.
		Assume	= $X

	B =	The annuity unit value for the valuation date on which the first monthly payment is due.
		Assume	= $Y

Then, the number of annuity units =	$X	=Z
$Y

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HISTORICAL PERFORMANCE DATA

Money Market Yields

Yield - The yield quotation set forth in the prospectus for the WRL Transamerica Money Market subaccount is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the WRL Transamerica Money Market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Effective Yield - The effective yield quotation for the WRL Transamerica Money Market subaccount set forth in the prospectus is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing subaccount having a balance of one unit in the WRL Transamerica Money Market subaccount at the beginning of the period. A hypothetical charge, reflecting deductions from owner accounts, is subtracted from the balance. The difference is divided by the value of the subaccount at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1} 365/7) – 1

The effective yield is shown at least to the nearest hundredth of one percent.

Hypothetical Charge - For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all owner accounts in proportion to the length of the base period. Such fees and charges include the $30 annual Contract charge, calculated on the basis of an average Contract size of $64,334, which translates into a charge of 0.05%. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract. No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the WRL Transamerica Money Market subaccount and the fund are excluded from the calculation of yield.

The yield on amounts held in the WRL Transamerica Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The WRL Transamerica Money Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the WRL Transamerica Money Market, the types and quality of portfolio securities held by the WRL Transamerica Money Market and its operating expenses. For the seven days ended December 31, 2003, the yield of the WRL Transamerica Money Market subaccount was (0.72)%, and the effective yield was (0.72)%.

Other Subaccount Yields

The yield quotations for all of the subaccounts except the WRL Transamerica Money Market subaccount, representing the accumulation period set forth in the prospectus is based on the 30-day period ended on the date of the most recent balance sheet of the separate account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:

a - b
YIELD = 2[ (		+ 1)[6]-1]
cd

Where:	a =	net investment income earned during the period by the corresponding portfolio of the fund attributable to shares owned by the subaccount.

	b =	expenses accrued for the period (net of reimbursement).

	c =	the average daily number of units outstanding during the period.

	d =	the maximum offering price per unit on the last day of the period.

For purposes of the yield quotations for all of the subaccounts except the WRL Transamerica Money Market subaccount, the calculations take into account all fees that are charged to all owner accounts during the accumulation period. Such fees include the $30 annual Contract charge, calculated on the basis of an average Contract size of $64,334, which translates into a charge of 0.05%. The calculations do not take into account any premium taxes or any transfer charges.

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Premium taxes currently range from 0% to 3.5% of purchase payments depending upon the jurisdiction in which the Contract is delivered.

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount’s actual yield is affected by the types and quality of its investments and its operating expenses. For the 30 days ended December 31, 2003, the yield of the WRL AEGON Bond subaccount was 5.36%.

Total Returns

The total return quotations set forth in the prospectus for all subaccounts, except the WRL Transamerica Money Market subaccount, holding assets for the Contracts during the accumulation period are average annual total return quotations for the one, five, and ten-year periods (or, while a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the separate account, and for the period from the date any subaccount investing in an underlying portfolio commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equal the initial amount invested to the ending redeemable value, adjusted to reflect current subaccount charges, according to the following formula:

P(1 + T)n = ERV

Where:	P	=	a hypothetical initial payment of $1,000

	T	=	average annual total return

	n	=	number of years

	ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period.

For purposes of the total return quotations for all of the subaccounts, except the WRL Transamerica Money Market subaccount, the calculations take into account all current fees that are charged under the Contract to all owner accounts during the accumulation period except the 0.35% optional Additional Earnings Rider. Such fees include the mortality and expense risk charge of 1.25%, the administrative charge of 0.15%, and the $30 annual Contract charge, calculated on the basis of an average Contract size of $64,334, which translates into a charge of 0.05%. The calculations do not reflect any deduction for premium taxes or any transfer charge that may be applicable to a particular Contract.

Other Performance Data

We may present the total return data stated in the prospectus on a non-standardized basis. This means that the data will not be reduced by all the fees and charges under the Contract and that the data may be presented for different time periods and for different purchase payment amounts. Non-standardized performance data will only be disclosed if standardized performance data for the required periods is also disclosed.

We may also disclose cumulative total returns and average annual compound rates of return (T) for the subaccounts based on the inception date of the subaccounts investing in the underlying portfolios. We calculate cumulative total returns according to the following formula:

(1 + T)n - 1

Where:                 T and n are the same values as above

In addition, we may present historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

For instance, we may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge of 1.25%, the administrative charge of 0.15%, and the $30 annual Contract charge (based on average Contract size of $64,334, the annual Contract charge translates into a charge of 0.05%). Such data may or may not assume a complete surrender of the Contract at the end of the period. The charge for the optional Additional Earnings Rider of 0.35% of annuity value will not be deducted.

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Advertising and Sales Literature

From time to time we may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are: (1) the selection of individual investments has little impact on portfolio performance, (2) market timing strategies seldom work, (3) markets are efficient, and (4) portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.

When presenting the asset allocation process we may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. We may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by us to be appropriate. We may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. We may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. We may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, we may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of purchase payments made on a “before tax” basis through a tax-qualified plan with those made on an “after tax” basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of purchase payments.

As described in the prospectus, in general, an owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the accumulation period, as the annuity value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, we may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.

PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Rating Services, Moody’s Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company’s financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its subaccounts, the funds or their portfolios, or to their performance.

ADMINISTRATION

Western Reserve performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Western Reserve at (1) 570 Carillon Parkway, St. Petersburg, Florida 33716-1202; (2) 400 West Market Street, Louisville, Kentucky 40202; (3) 4800 140th Avenue North, Clearwater, Florida 33762-3800; and (4) 1285 Starkey Road, Largo, Florida 33773. As presently required by the 1940 Act and regulations promulgated thereunder, Western Reserve will mail to all Contract owners at their last known address of record, at least annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. Contract owners will also receive confirmation of each financial transaction including: purchase payments, transfers, partial withdrawals, and a complete surrender, and any other reports required by law or regulation.

DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation (“AFSG”), an affiliate of Western Reserve, is the principal underwriter of the Contracts. AFSG is located at 4333 Edgewood Rd., N.E., Cedar Rapids, Iowa 52499. AFSG is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the “NASD”). AFSG will not be compensated for its services as principal underwriter of the Contracts.

AFSG will receive 12b-1 fees (that equal 0.25% of average daily portfolio assets of the Fidelity VIP, and 0.25% of average daily portfolio assets of AVIT, fund shares held for the Contracts) as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP and AVIT funds held for the Contracts as compensation for providing certain recordkeeping services.

14

The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., World Group Securities, Inc., Transamerica Capital, Inc. and Transamerica Financial Advisors, Inc., all affiliates of Western Reserve. We will generally pay broker/dealers first year sales commissions in an amount no greater than 0.75% of purchase payments. In addition, broker/dealers may receive commissions on an ongoing basis of up to 0.75% of annuity value (excluding the fixed account) in each Contract year, starting at the end of the first quarter of the second Contract year, provided the Contract has an annuity value of $25,000 or more in the subaccounts. In addition, broker/dealers may receive bonuses based on production and persistency. These ongoing commissions are not deducted from purchase payments. Subject to applicable federal and state laws and regulations, we may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on sales of the Contracts, including other sales incentives, are not directly charged to Contract owners or the separate account.

During fiscal years 2003, 2002 and 2001, the amounts paid to AFSG in connection with all contracts sold through the separate account were $55,280,148, $72,975,590 and $56,595,212, respectively. No amounts were retained by AFSG.

We offer the Contracts on a continuous basis. We anticipate continuing the offering of the Contracts. However, we reserve the right to discontinue the offering at any time.

OTHER PRODUCTS

Western Reserve makes other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The assets of the separate account are held by Western Reserve. The assets of the separate account are kept physically segregated and held apart from our general account and any other separate account. Western Reserve maintains records of all purchases and redemptions of shares of the funds. Additional protection for the assets of the separate account is provided by a blanket bond issued to AEGON USA, Inc. (“AEGON USA”) in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage to a limit of $10 million.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP has provided advice on certain matters concerning federal securities laws. All matters of Ohio law pertaining to the Contracts, including the validity of the Contracts and Western Reserve’s right to issue the Contracts under Ohio insurance law, have been passed upon by Thomas E. Pierpan, Esq., Vice President, Senior Counsel and Assistant Secretary of Western Reserve.

INDEPENDENT AUDITORS

The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to the separate account and Western Reserve for the year ended December 31, 2003. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

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FINANCIAL STATEMENTS

The values of an owner’s interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Western Reserve’s financial statements, which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial statements for Western Reserve as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003 have been prepared on the basis of statutory accounting principles, rather than accounting principles generally accepted in the United States.

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APPENDIX A

Guaranteed Minimum Income Benefit Rider Information

The section applies only if you already have the Guaranteed Minimum Income Benefit Rider, as this rider is no longer for sale. If you already have this rider, please read this section carefully in conjunction with the prospectus. You may upgrade the rider in accordance with the terms and conditions set forth in your rider and the information provided below.

Certain provisions of the rider may vary, depending on the rider you purchased. Your rider may also vary from the provisions below in order to comply with different state laws. The discussion below describes the GMIB02 rider. Please refer to the chart at the end of this appendix and your rider for details.

Guaranteed Minimum Income Benefit Rider– Hypothetical Illustrations

This discussion assumes the rider is included in the Contract.

Illustrations of Guaranteed Minimum Monthly Payments. Under a variable annuity payment option, the amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the rider for a $100,000 premium when annuity payments do not begin until the rider anniversary indicated in the left-hand column. These figures assume that there were no subsequent purchase payments, loans or partial withdrawals, that there were no premium taxes and that the $100,000 premium is annuitized under the rider. Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a life only and a life with 10-year certain basis. These hypothetical illustrations assume that the annuitant is (or both annuitants are) 60 years old when the Contract is issued, that the annual growth rate is 5% (once established, an annual growth rate will not change during the life of the rider), and that there was no upgrade of the minimum annuitization value. The figures below are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments will be calculated using a 5% assumed investment return and a 1.10% guaranteed minimum payment fee plus the 1.40% mortality and expense risk and administrative charges, provided no upgrade in minimum annuitization value has occurred).

Illustrations of guaranteed minimum monthly payments based on other assumptions will be provided upon request.

$100,000 Initial Annuity Value at 5% Annual Growth Rate

Rider Anniversary at Exercise Date	Male		Female		Joint & Survivor
	Life Only	Life 10	Life Only	Life 10	Life Only	Life 10
10 (age 70)	$1,011	$954	$941	$909	$797	$791
15 (age 75)	1,550	1,392	1,443	1,340	1,185	1,170
20 (age 80)	2,449	2,019	2,297	1,979	1,820	1,751

Life Only = Life Annuity with No Period Certain Life 10 = Life Annuity with 10 Years Certain

These hypothetical illustrations should not be deemed representative of past or future performance of any underlying variable investment option.

Partial withdrawals will affect the minimum annuitization value as follows: Each rider year, partial withdrawals up to the limit of the minimum annuitization value on the last rider anniversary multiplied by the annual growth rate reduce the minimum annuitization value on a dollar-for-dollar basis. Partial withdrawals over this limit will reduce the minimum annuitization value by an amount equal to the excess partial withdrawals amount multiplied by the ratio of the minimum annuitization value immediately prior to the excess partial withdrawal to the annuity value immediately prior to the excess partial withdrawal.

The amount of the first payment provided by the rider will be determined by multiplying each $1,000 of minimum annuitization value by the applicable annuity factor shown on Schedule I of the rider. The applicable annuity factor depends upon the annuitant’s (and joint annuitant’s, if any) gender (or without regard to gender if required by law), age, and the rider payment option selected and is based on a guaranteed interest rate of 3% and the “Annuity 2000” mortality table improved to the year 2005 with projection Scale G. Subsequent payments will be calculated as described in the rider using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The scheduled payment on each subsequent rider anniversary after annuitization using the rider will equal the greater of the initial

17

payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a rider year is greater than the scheduled payment for that Contract year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a rider year is less than the scheduled payment for that rider year, then there will be a reduction in the number of annuity units credited to the Contract to fund the deficiency. Purchases and reductions of annuity units will be allocated to each subaccount on a proportionate basis.

We bear the risk that we will need to make payments if all annuity units have been used in an attempt to maintain the scheduled payment at the initial payment level. In such an event, we will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate us for this risk, the guaranteed minimum payment fee, mortality and expense risk and administrative charges will be deducted.

Illustrations of Annuity Payment Values Between the Contract and the Guaranteed Minimum Income Benefit Rider. The following graphs have been prepared to show how different rates of return affect your variable annuity payments over time when you can annuitize under the Contract or the Guaranteed Minimum Income Benefit Rider. The graphs incorporate hypothetical rates of return and we do not guarantee that you will earn these returns for any one year or any sustained period of time. The graphs are for illustrative purposes only and do not represent past or future investment returns.

Your variable annuity payment may be more or less than the income shown if the actual returns of the subaccounts are different from those illustrated. Since it is very likely that your investment returns will fluctuate over time, you can expect that the amount of your annuity payment will also fluctuate. The total amount of annuity payments ultimately received will, in addition to the investment performance of the subaccounts, also depend on how long you live and whether you choose to annuitize under the rider.

Another factor that determines the amount of your variable annuity payment is the assumed investment return (“AIR”). Annuity payments will increase from one variable annuity payment calculation date to the next if the performance of the portfolios underlying the subaccounts, net of all charges, is greater than the AIR and will decrease if the performance of the portfolios underlying the subaccounts, net of all charges, is less than the AIR. If you annuitize under the rider, we guarantee that each subsequent payment will be equal to or greater than your initial payment.

The Hypothetical Illustration based on 10% Gross Rate graph below illustrates differences in monthly variable annuity payments assuming a 10% investment return between annuitizing under the Contract and the rider.

•	The graph for the Contract assumes an annuity value (“AV”) of $150,000; the entire annuity value was allocated to variable annuity payments; the AIR is 5%; the payment option is Single Life Annuity with 10 Year Certain; a 70-year-old male, and separate account charges of 1.40%. This results in the receipt of an initial annuity payment in the amount of $1,060.50.

•	The graph for the rider assumes a Minimum Annuitization Value (“MAV”) of $180,000; the entire MAV was allocated to variable annuity payments; the AIRs are 3% for the initial payment and 5% for all subsequent payments; the payment option is Single Life Annuity with 10 Year Certain; a 70-year-old male, and separate account charges of 2.50%. This results in the receipt of an initial annuity payment in the amount of $1,054.80.

•	The graph illustrates gross returns of 10.00% (net returns after expenses and after AIR deduction are 3.60% for the Contract and 2.50% for the rider).

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Monthly Payments Assuming 10% Gross Return Net of Portfolio Expenses*

Monthly Payment at the Beginning of Contract Year	Annuitization under Contract (AV=$150,000)	Annuitization under GMIB Rider (MAV=$180,000)
1	$1,060.50	$1,054.80
2	$1,098.68	$1,082.32
3	$1,138.23	$1,110.68
4	$1,179.21	$1,139.80
5	$1,221.66	$1,169.72
6	$1,265.64	$1,200.45
7	$1,311.20	$1,232.03
8	$1,358.40	$1,264.48
9	$1,407.31	$1,297.81
10	$1,457.97	$1,332.07
11	$1,510.46	$1,367.27
12	$1,564.83	$1,403.44
13	$1,621.17	$1,440.61
14	$1,679.53	$1,478.80
15	$1,739.99	$1,518.05
16	$1,802.63	$1,558.37
17	$1,867.53	$1,599.81
18	$1,934.76	$1,642.39
19	$2,004.41	$1,686.13
20	$2,076.57	$1,731.07

*	The corresponding net returns are 3.60% and 2.50%.

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Monthly Payments Assuming 0% Gross Return Net of Portfolio Expenses*

Monthly Payment at the Beginning of Contract Year	Annuitization under Contract (AV=$150,000)	Annuitization under GMIB Rider (MAV=$180,000)
1	$1,060.50	$1,054.80
2	$992.63	$1,054.80
3	$929.10	$1,054.80
4	$869.64	$1,054.80
5	$813.98	$1,054.80
6	$761.89	$1,054.80
7	$713.13	$1,054.80
8	$667.49	$1,054.80
9	$624.77	$1,054.80
10	$584.78	$1,054.80
11	$547.36	$1,054.80
12	$512.32	$1,054.80
13	$479.54	$1,054.80
14	$448.85	$1,054.80
15	$420.12	$1,054.80
16	$393.23	$1,054.80
17	$368.06	$1,054.80
18	$344.51	$1,054.80
19	$322.46	$1,054.80
20	$301.82	$1,054.80

*	The corresponding net returns are –6.40% and –7.50%.

The Hypothetical Illustration based on 0% Gross Rate graph above illustrates differences in monthly variable annuity payments assuming 0% investment return between selecting annuitization under the Contract and rider. The assumptions are the same as the above except the 0% gross rate. The graph illustrates gross returns of 0.00% (net returns after expenses and after the AIR deduction) are –6.4% for the Contract and -7.5% for the rider.

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The annuity payment amounts shown reflect the deduction of all fees and expenses. Actual fees and expenses under the Contract and the rider may be higher or lower, will vary from year to year, and will depend on how you allocate among the subaccounts. The separate account charge is assumed to be at an annual rate of 1.40% of average daily net assets for the Contract, which increases to 2.50% of the average daily net assets if you annuitize under one of the rider variable payment options.

Upon request, we will furnish you with a customized illustration based on your individual circumstances and choice of annuity options.

Total Returns – third paragraph

For purposes of the total return quotations for all of the subaccounts, except the WRL Transamerica Money Market subaccount, the calculations take into account all current fees that are charged under the Contract to all owner accounts during the accumulation period except the 0.45% for the optional Guaranteed Minimum Income Benefit Rider and the 0.35% optional Additional Earnings Rider. Such fees include the mortality and expense risk charge of 1.10%, the administrative charge of 0.15%, and the $30 annual Contract charge, calculated on the basis of an average Contract size of $64,334, which translates into a charge of 0.05%. The calculations also assume a complete surrender as of the end of the particular period. The calculations do not reflect any deduction for premium taxes or any transfer or withdrawal charges that may be applicable to a particular Contract.

Other Performance Data – fourth paragraph

For instance, we may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge of 1.10%, the administrative charge of 0.15%, and the $30 annual Contract charge (based on an average Contract size of $64,334, the annual Contract charge translates into a charge of 0.05%). Such data may or may not assume a complete surrender of the Contract at the end of the period. The charge for the optional Guaranteed Minimum Income Benefit Rider of 0.45% of the minimum annuitization value and the Additional Earnings Rider of 0.35% of annuity value will not be deducted.

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Comparison of Guaranteed Minimum Income Benefit Rider Features

	GMIB 02 5/1/2002 – 5/1/2003	GMIB 02 A after 05/01/2003
Ability to drop GMIB rider	Yes (after 1st Rider year)	Same as GMIB 02

Waiting Period	May be annuitized before year 10 with a reduced benefit	Same as GMIB 02

Upgrade Option	For older GMIB’s if an upgrade is selected, the new GMIB design will be used.	Same as GMIB 02

Upgrade Availability	At any time after the first Rider Anniversary	At any time after the first Rider Anniversary after upgrade

MAV Growth Rate	6%	5%

Rider Fee	35 bps or 45 bps after 01/12/03	45 bps

Sub-Account Options	We may restrict funds that you can transfer to and which new funds we will make available to plans with GMIB	Same as GMIB 02

Terminology	MAV	Same as GMIB 02

Premium Tax	Deducted from MAV	Same as GMIB 02

Annuity Options	4 original options plus: A) Installment Refund for single life & joint. B) 15 year non-variable Term Certain at 3%. (10 Year waiting period)	Same as GMIB 02

M&E after GMIB Annuitization	1.10% plus 1.40% base plan post annuitization M&E for variable annuitization. None for Term Certain	Same as GMIB 02

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Report of Independent Auditors

The Board of Directors and Contract Owners of the WRL Series Annuity Account

Western Reserve Life Assurance Company of Ohio

We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the WRL Series Annuity Account (the Separate Account, a separate account of Western Reserve Life Assurance Co. of Ohio) as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2003, by correspondence with the mutual fund’s transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the WRL Series Annuity Account at December 31, 2003, and the results of their operations and changes in net assets for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Des Moines, Iowa

February 5, 2004

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2003

(all amounts except per unit amounts in thousands)

	WRL Transamerica Money Market Subaccount	WRL AEGON Bond Subaccount	WRL Janus Growth Subaccount	WRL Janus Global Subaccount	WRL LKCM Strategic Total Return Subaccount
Assets:
Investment in securities:
Number of shares	216,394	15,566	21,096	21,602	15,842

Cost	$216,394	$189,029	$1,207,994	$415,016	$247,222

Investment, at net asset value	$216,394	$196,345	$637,100	$350,380	$236,364
Dividend receivable	4	0	0	0	0
Transfers receivable from depositor	1,247	247	8	4	73

Total assets	217,645	196,592	637,108	350,384	236,437

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	(380)	(741)	(528)	(523)	(74)

Total liabilities	(380)	(741)	(528)	(523)	(74)

Net assets	$217,265	$195,851	$636,580	$349,861	$236,363

Net Assets Consisting of:
Contract owners’ equity:
Class A	$40,384	$38,694	$236,583	$98,109	$63,144
Class B	150,000	140,014	387,830	249,844	166,199
Class C	20,753	13,998	10,686	1,413	6,153
Class D	1,716	1,610	881	258	529
Class E	0	0	0	0	0
Class F	1,078	1,100	339	60	163
Class G	3,222	233	43	13	20
Class H	3	114	99	63	0
Class I	4	7	5	0	1
Depositor’s equity:
Class A	0	0	0	0	0
Class B	0	0	17	0	33
Class C	0	0	0	0	0
Class D	0	0	0	0	25
Class E	25	1	1	1	1
Class F	20	20	24	25	24
Class G	20	20	24	25	24
Class H	20	20	24	25	24
Class I	20	20	24	25	23

Net assets applicable to units outstanding	$217,265	$195,851	$636,580	$349,861	$236,363

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2003

(all amounts except per unit amounts in thousands)

	WRL Transamerica Money Market Subaccount	WRL AEGON Bond Subaccount	WRL Janus Growth Subaccount	WRL Janus Global Subaccount	WRL LKCM Strategic Total Return Subaccount
Contract owners’ units:
Class A	2,529	1,465	5,344	3,401	2,884
Class B	11,343	7,789	18,333	8,804	7,716
Class C	1,953	1,088	2,222	228	616
Class D	162	126	184	42	53
Class E	0	0	0	0	0
Class F	108	109	28	5	14
Class G	325	23	4	1	2
Class H	0	11	8	5	0
Class I	0	1	0	0	0
Depositor’s units:
Class A	0	0	0	0	0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	3
Class E	0	0	0	0	0
Class F	2	2	2	2	2
Class G	2	2	2	2	2
Class H	2	2	2	2	2
Class I	2	2	2	2	2
Total units outstanding:
Class A	2,529	1,465	5,344	3,401	2,884
Class B	11,343	7,789	18,333	8,804	7,716
Class C	1,953	1,088	2,222	228	616
Class D	162	126	184	42	56
Class E	0	0	0	0	0
Class F	110	111	30	7	16
Class G	327	25	6	3	4
Class H	2	13	10	7	2
Class I	2	3	2	2	2
Accumulation unit value:
Class A	$15.97	$26.41	$44.27	$28.85	$21.89
Class B	13.22	17.98	21.16	28.38	21.54
Class C	10.63	12.86	4.81	6.19	9.99
Class D	10.59	12.81	4.79	6.17	9.95
Class E	100.06	102.73	125.81	126.39	123.91
Class F	9.95	10.09	12.04	12.40	11.82
Class G	9.92	10.07	12.01	12.37	11.78
Class H	9.94	10.08	12.03	12.39	11.80
Class I	9.91	10.06	12.00	12.36	11.77

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2003

(all amounts except per unit amounts in thousands)

	WRL Van Kampen Emerging Growth Subaccount	WRL Alger Aggressive Growth Subaccount	WRL Federated Growth & Income Subaccount	WRL Transamerica Value Balanced Subaccount	WRL PBHG/NWQ Value Select Subaccount
Assets:
Investment in securities:
Number of shares	20,661	16,428	19,401	14,418	6,302

Cost	$588,179	$390,507	$290,596	$184,824	$85,865

Investment, at net asset value	$344,207	$237,717	$331,625	$178,939	$94,342
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	47	12	28	0	94

Total assets	344,254	237,729	331,653	178,939	94,436

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	(519)	(272)	(129)	(201)	(1)

Total liabilities	(519)	(272)	(129)	(201)	(1)

Net assets	$343,735	$237,457	$331,524	$178,738	$94,435

Net Assets Consisting of:
Contract owners’ equity:
Class A	$77,890	$37,752	$61,013	$35,311	$18,113
Class B	257,930	192,246	237,809	135,402	66,320
Class C	6,822	5,944	28,100	7,046	8,735
Class D	810	1,075	2,066	515	859
Class E	0	0	0	0	0
Class F	150	205	1,897	350	202
Class G	18	80	317	20	43
Class H	18	58	249	1	58
Class I	0	0	0	0	3
Depositor’s equity:
Class A	0	0	0	0	0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	1	1	1	1	1
Class F	24	24	0	23	26
Class G	24	24	24	23	25
Class H	24	24	24	23	25
Class I	24	24	24	23	25

Net assets applicable to units outstanding	$343,735	$237,457	$331,524	$178,738	$94,435

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2003

(all amounts except per unit amounts in thousands)

	WRL Van Kampen Emerging Growth Subaccount	WRL Alger Aggressive Growth Subaccount	WRL Federated Growth & Income Subaccount	WRL Transamerica Value Balanced Subaccount	WRL PBHG/NWQ Value Select Subaccount
Contract owners’ units:
Class A	2,557	1,784	2,197	1,940	1,088
Class B	8,604	9,218	8,687	7,542	4,030
Class C	1,191	1,066	1,554	610	710
Class D	142	194	115	45	70
Class E	0	0	0	0	0
Class F	13	17	158	31	16
Class G	2	7	27	2	3
Class H	2	5	21	0	5
Class I	0	0	0	0	0
Depositor’s units:
Class A	0	0	0	0	0
Class B	0	0	0	0	0
Class C	0	0	0	0	0
Class D	0	0	0	0	0
Class E	0	0	0	0	0
Class F	2	2	0	2	2
Class G	2	2	2	2	2
Class H	2	2	2	2	2
Class I	2	2	2	2	2
Total units outstanding:
Class A	2,557	1,784	2,197	1,940	1,088
Class B	8,604	9,218	8,687	7,542	4,030
Class C	1,191	1,066	1,554	610	710
Class D	142	194	115	45	70
Class E	0	0	0	0	0
Class F	15	19	158	33	18
Class G	4	9	29	4	5
Class H	4	7	23	2	7
Class I	2	2	2	2	2
Accumulation unit value:
Class A	$30.46	$21.16	$27.78	$18.20	$16.65
Class B	29.98	20.86	27.38	17.95	16.46
Class C	5.73	5.58	18.08	11.55	12.30
Class D	5.71	5.55	18.01	11.51	12.26
Class E	125.54	127.33	123.75	119.94	136.33
Class F	11.92	12.02	11.98	11.44	12.70
Class G	11.89	11.99	11.95	11.41	12.66
Class H	11.91	12.01	11.97	11.43	12.68
Class I	11.88	11.98	11.93	11.40	12.65

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2003

(all amounts except per unit amounts in thousands)

	WRL American Century International Subaccount	WRL GE U.S. Equity Subaccount	WRL Third Avenue Value Subaccount	WRL Clarion Real Estate Securities Subaccount	WRL Marsico Growth Subaccount
Assets:
Investment in securities:
Number of shares	10,257	7,528	10,847	6,255	4,118

Cost	$69,381	$108,826	$152,953	$75,588	$30,899

Investment, at net asset value	$77,238	$99,295	$183,648	$94,342	$34,959
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	4	18	254	76	42

Total assets	77,242	99,313	183,902	94,418	35,001

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	(123)	0	(9)	(157)	(3)

Total liabilities	(123)	0	(9)	(157)	(3)

Net assets	$77,119	$99,313	$183,893	$94,261	$34,998

Net Assets Consisting of:
Contract owners’ equity:
Class A	$7,606	$18,143	$36,321	$15,397	$4,871
Class B	60,226	74,851	123,868	67,170	24,028
Class C	8,064	4,906	21,063	9,875	5,080
Class D	895	1,183	1,542	1,050	354
Class E	0	0	0	0	0
Class F	173	92	808	529	73
Class G	4	14	172	70	35
Class H	16	3	31	65	34
Class I	0	5	6	2	1
Depositor’s equity:
Class A	0	0	0	0	184
Class B	0	0	0	0	203
Class C	17	0	0	0	19
Class D	17	22	0	0	19
Class E	1	1	1	1	1
Class F	25	24	0	26	24
Class G	25	23	27	25	24
Class H	25	23	27	26	24
Class I	25	23	27	25	24

Net assets applicable to units outstanding	$77,119	$99,313	$183,893	$94,261	$34,998

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2003

(all amounts except per unit amounts in thousands)

	WRL American Century International Subaccount	WRL GE U.S. Equity Subaccount	WRL Third Avenue Value Subaccount	WRL Clarion Real Estate Securities Subaccount	WRL Marsico Growth Subaccount
Contract owners’ units:
Class A	852	1,202	2,087	998	595
Class B	6,819	5,011	7,183	4,389	2,955
Class C	1,203	563	1,211	500	683
Class D	134	136	89	53	48
Class E	0	0	0	0	0
Class F	14	8	60	41	6
Class G	0	1	13	5	3
Class H	1	0	2	5	3
Class I	0	0	0	0	0
Depositor’s units:
Class A	0	0	0	0	23
Class B	0	0	0	0	25
Class C	3	0	0	0	3
Class D	3	3	0	0	3
Class E	0	0	0	0	0
Class F	2	2	0	2	2
Class G	2	2	2	2	2
Class H	2	2	2	2	2
Class I	2	2	2	2	2
Total units outstanding:
Class A	852	1,202	2,087	998	618
Class B	6,819	5,011	7,183	4,389	2,980
Class C	1,206	563	1,211	500	686
Class D	137	139	89	53	51
Class E	0	0	0	0	0
Class F	16	10	60	43	8
Class G	2	3	15	7	5
Class H	3	2	4	7	5
Class I	2	2	2	2	2
Accumulation unit value:
Class A	$8.93	$15.09	$17.40	$15.44	$8.19
Class B	8.83	14.94	17.25	15.30	8.13
Class C	6.70	8.71	17.39	19.73	7.43
Class D	6.68	8.68	17.32	19.66	7.41
Class E	132.89	124.46	141.40	130.74	123.73
Class F	12.62	11.72	13.47	12.78	11.91
Class G	12.58	11.69	13.44	12.75	11.88
Class H	12.61	11.71	13.46	12.77	11.90
Class I	12.57	11.68	13.42	12.74	11.87

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2003

(all amounts except per unit amounts in thousands)

	WRL Munder Net50 Subaccount	WRL T. Rowe Price Equity Income Subaccount	WRL T. Rowe Price Small Cap Subaccount	WRL Salomon All Cap Subaccount	WRL PBHG Mid Cap Growth Subaccount
Assets:
Investment in securities:
Number of shares	4,345	2,358	5,428	11,439	5,677

Cost	$30,258	$41,485	$53,068	$144,421	$50,112

Investment, at net asset value	$35,974	$44,709	$60,732	$149,396	$50,245
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	110	6	73	178	13

Total assets	36,084	44,715	60,805	149,574	50,258

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	(90)	(5)	(276)	(2)	(335)

Total liabilities	(90)	(5)	(276)	(2)	(335)

Net assets	$35,994	$44,710	$60,529	$149,572	$49,923

Net Assets Consisting of:
Contract owners’ equity:
Class A	$5,351	$8,156	$10,371	$23,447	$4,942
Class B	25,529	28,656	38,885	112,156	40,502
Class C	3,795	6,260	9,503	11,825	3,777
Class D	564	435	866	1,373	446
Class E	0	0	0	0	0
Class F	428	543	571	532	69
Class G	151	44	90	131	19
Class H	90	44	135	27	66
Class I	0	0	4	2	4
Depositor’s equity:
Class A	0	213	0	0	0
Class B	0	235	0	0	0
Class C	0	0	0	0	0
Class D	0	25	22	0	0
Class E	2	1	1	1	1
Class F	0	25	0	0	25
Class G	28	24	27	26	24
Class H	28	25	27	26	24
Class I	28	24	27	26	24

Net assets applicable to units outstanding	$35,994	$44,710	$60,529	$149,572	$49,923

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2003

(all amounts except per unit amounts in thousands)

	WRL Munder Net50 Subaccount	WRL T. Rowe Price Equity Income Subaccount	WRL T. Rowe Price Small Cap Subaccount	WRL Salomon All Cap Subaccount	WRL PBHG Mid Cap Growth Subaccount
Contract owners’ units:
Class A	633	861	942	1,750	585
Class B	3,042	3,047	3,556	8,431	4,829
Class C	487	624	1,055	981	662
Class D	73	44	96	114	78
Class E	0	0	0	0	0
Class F	31	45	43	42	6
Class G	11	4	7	10	2
Class H	7	4	10	2	5
Class I	0	0	0	0	0
Depositor’s units:
Class A	0	23	0	0	0
Class B	0	25	0	0	0
Class C	0	0	0	0	0
Class D	0	3	3	0	0
Class E	0	0	0	0	0
Class F	0	2	0	0	2
Class G	2	2	2	2	2
Class H	2	2	2	2	2
Class I	2	2	2	2	2
Total units outstanding:
Class A	633	884	942	1,750	585
Class B	3,042	3,072	3,556	8,431	4,829
Class C	487	624	1,055	981	662
Class D	73	47	99	114	78
Class E	0	0	0	0	0
Class F	31	47	43	42	8
Class G	13	6	9	12	4
Class H	9	6	12	4	7
Class I	2	2	2	2	2
Accumulation unit value:
Class A	$8.45	$9.47	$11.01	$13.40	$8.45
Class B	8.39	9.41	10.94	13.30	8.39
Class C	7.79	10.04	9.01	12.05	5.70
Class D	7.76	10.00	8.98	12.00	5.68
Class E	153.19	129.25	145.22	136.49	130.31
Class F	13.82	12.17	13.33	12.80	12.21
Class G	13.79	12.14	13.29	12.77	12.18
Class H	13.81	12.16	13.32	12.79	12.20
Class I	13.77	12.13	13.28	12.76	12.17

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2003

(all amounts except per unit amounts in thousands)

	WRL Dreyfus Mid Cap Subaccount	WRL Great Companies- AmericaSM Subaccount	WRL Great Companies- TechnologySM Subaccount	WRL Templeton Great Companies Global Subaccount	WRL Asset Allocation- Conservative Portfolio Subaccount
Assets:
Investment in securities:
Number of shares	4,325	14,701	10,339	5,178	11,087

Cost	$49,211	$148,672	$33,090	$32,690	$104,099

Investment, at net asset value	$55,917	$143,778	$41,044	$36,505	$123,731
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	46	78	24	14	47

Total assets	55,963	143,856	41,068	36,519	123,778

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	(100)	(8)	(118)	(97)	(158)

Total liabilities	(100)	(8)	(118)	(97)	(158)

Net assets	$55,863	$143,848	$40,950	$36,422	$123,620

Net Assets Consisting of:
Contract owners’ equity:
Class A	$6,938	$14,545	$4,469	$8,807	$16,148
Class B	39,987	102,834	27,762	19,399	63,762
Class C	7,830	24,289	7,446	7,282	29,346
Class D	796	1,532	555	376	9,628
Class E	0	0	0	0	0
Class F	145	234	336	99	3,507
Class G	39	35	81	22	1,007
Class H	27	26	90	51	115
Class I	0	2	2	2	60
Depositor’s equity:
Class A	0	189	76	127	0
Class B	0	23	10	126	0
Class C	0	23	9	17	0
Class D	0	23	9	17	0
Class E	1	1	1	1	1
Class F	25	23	26	24	0
Class G	25	23	26	24	0
Class H	25	23	26	24	23
Class I	25	23	26	24	23

Net assets applicable to units outstanding	$55,863	$143,848	$40,950	$36,422	$123,620

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2003

(all amounts except per unit amounts in thousands)

	WRL Dreyfus Mid Cap Subaccount	WRL Great Companies- AmericaSM Subaccount	WRL Great Companies- TechnologySM Subaccount	WRL Templeton Great Companies Global Subaccount	WRL Asset Allocation- Conservative Portfolio Subaccount
Contract owners’ units:
Class A	551	1,541	1,179	1,300	1,476
Class B	3,201	10,958	7,363	2,876	5,842
Class C	639	2,612	1,993	1,089	2,700
Class D	65	166	149	57	888
Class E	0	0	0	0	0
Class F	12	20	26	8	302
Class G	3	3	6	2	87
Class H	2	2	7	4	10
Class I	0	0	0	0	5
Depositor’s units:
Class A	0	20	20	19	0
Class B	0	3	3	19	0
Class C	0	3	3	3	0
Class D	0	3	3	3	0
Class E	0	0	0	0	0
Class F	2	2	2	2	0
Class G	2	2	2	2	0
Class H	2	2	2	2	2
Class I	2	2	2	2	2
Total units outstanding:
Class A	551	1,561	1,199	1,319	1,476
Class B	3,201	10,961	7,366	2,895	5,842
Class C	639	2,615	1,996	1,092	2,700
Class D	65	169	152	60	888
Class E	0	0	0	0	0
Class F	14	22	28	10	302
Class G	5	5	8	4	87
Class H	4	4	9	6	12
Class I	2	2	2	2	7
Accumulation unit value:
Class A	$12.58	$9.44	$3.79	$6.78	$10.94
Class B	12.49	9.38	3.77	6.75	10.91
Class C	12.26	9.30	3.74	6.69	10.87
Class D	12.21	9.25	3.72	6.65	10.84
Class E	133.66	122.08	142.66	126.37	121.14
Class F	12.55	11.63	13.12	12.06	11.60
Class G	12.52	11.60	13.09	12.03	11.57
Class H	12.54	11.62	13.11	12.05	11.59
Class I	12.50	11.58	13.07	12.02	11.56

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2003

(all amounts except per unit amounts in thousands)

	WRL Asset Allocation- Moderate Portfolio Subaccount	Asset Allocation- Moderate Growth Portfolio Subaccount	WRL Asset Allocation- Growth Portfolio Subaccount	WRL PIMCO Total Return Subaccount	WRL Janus Balanced Subaccount
Assets:
Investment in securities:
Number of shares	30,247	28,112	14,376	5,666	1,845

Cost	$278,640	$251,053	$126,883	$59,518	$17,742

Investment, at net asset value	$332,406	$304,179	$153,392	$62,210	$19,909
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	1,006	157	226	36	32

Total assets	333,412	304,336	153,618	62,246	19,941

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	(26)	(91)	(44)	(409)	(9)

Total liabilities	(26)	(91)	(44)	(409)	(9)

Net assets	$333,386	$304,245	$153,574	$61,837	$19,932

Net Assets Consisting of:
Contract owners’ equity:
Class A	$39,758	$36,888	$17,607	$11,622	$2,846
Class B	205,130	193,633	95,249	38,788	12,868
Class C	70,592	56,736	33,984	9,364	3,368
Class D	8,585	8,660	3,036	1,246	378
Class E	0	0	0	0	0
Class F	6,197	5,498	1,876	543	350
Class G	2,050	2,268	922	50	24
Class H	949	188	779	153	3
Class I	100	213	43	10	2
Depositor’s equity:
Class A	0	0	0	0	0
Class B	0	60	0	0	0
Class C	0	26	26	0	0
Class D	0	26	26	0	26
Class E	1	1	1	1	1
Class F	0	0	0	0	0
Class G	0	0	0	20	22
Class H	0	24	0	20	22
Class I	24	24	25	20	22

Net assets applicable to units outstanding	$333,386	$304,245	$153,574	$61,837	$19,932

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2003

(all amounts except per unit amounts in thousands)

	WRL Asset Allocation- Moderate Portfolio Subaccount	WRL Asset Allocation- Moderate Growth Portfolio Subaccount	WRL Asset Allocation- Growth Portfolio Subaccount	WRL PIMCO Total Return Subaccount	WRL Janus Balanced Subaccount
Contract owners’ units:
Class A	3,690	3,477	1,682	1,065	269
Class B	19,088	18,300	9,124	3,564	1,219
Class C	6,596	5,383	3,269	864	320
Class D	804	824	293	115	36
Class E	0	0	0	0	0
Class F	524	454	150	54	32
Class G	174	188	74	5	2
Class H	80	16	62	15	0
Class I	9	18	3	1	0
Depositor’s units:
Class A	0	0	0	0	0
Class B	0	0	0	0	0
Class C	0	3	3	0	0
Class D	0	3	3	0	3
Class E	0	0	0	0	0
Class F	0	0	0	0	0
Class G	0	0	0	2	2
Class H	0	2	0	2	2
Class I	2	2	2	2	2
Total units outstanding:
Class A	3,690	3,477	1,682	1,065	269
Class B	19,088	18,300	9,124	3,564	1,219
Class C	6,596	5,386	3,272	864	320
Class D	804	827	296	115	39
Class E	0	0	0	0	0
Class F	524	454	150	54	32
Class G	174	188	74	7	4
Class H	80	18	62	17	2
Class I	11	20	5	3	2
Accumulation unit value:
Class A	$10.77	$10.61	$10.47	$10.91	$10.59
Class B	10.75	10.58	10.44	10.88	10.56
Class C	10.70	10.54	10.40	10.84	10.51
Class D	10.67	10.51	10.37	10.81	10.49
Class E	123.87	127.17	132.63	103.06	113.61
Class F	11.82	12.11	12.51	10.13	11.00
Class G	11.79	12.08	12.47	10.10	10.97
Class H	11.81	12.10	12.49	10.12	10.99
Class I	11.78	12.06	12.46	10.09	10.96

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2003

(all amounts except per unit amounts in thousands)

	WRL Transamerica Convertible Securities Subaccount	WRL Transamerica Equity Subaccount	WRL Transamerica Growth Opportunities Subaccount	WRL Capital Guardian Value Subaccount	WRL Transamerica U.S. Government Securities Subaccount
Assets:
Investment in securities:
Number of shares	1,231	3,140	1,934	2,045	1,185

Cost	$12,396	$47,424	$20,414	$28,744	$14,544

Investment, at net asset value	$14,163	$56,614	$24,311	$35,912	$14,726
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	100	9	2	77	218

Total assets	14,263	56,623	24,313	35,989	14,944

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	0	(14)	(95)	0	(36)

Total liabilities	0	(14)	(95)	0	(36)

Net assets	$14,263	$56,609	$24,218	$35,989	$14,908

Net Assets Consisting of:
Contract owners’ equity:
Class A	$1,477	$14,074	$5,858	$8,067	$1,813
Class B	9,833	31,123	14,248	17,761	8,841
Class C	2,353	9,974	3,328	8,393	3,424
Class D	77	445	205	988	530
Class E	0	0	0	0	0
Class F	282	657	341	470	145
Class G	3	181	30	35	35
Class H	117	55	5	64	35
Class I	0	0	0	2	4
Depositor’s equity:
Class A	0	0	26	26	0
Class B	0	0	26	26	0
Class C	0	0	25	26	0
Class D	28	27	25	26	0
Class E	1	1	1	1	1
Class F	23	0	25	26	20
Class G	23	24	25	26	20
Class H	23	24	25	26	20
Class I	23	24	25	26	20

Net assets applicable to units outstanding	$14,263	$56,609	$24,218	$35,989	$14,908

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2003

(all amounts except per unit amounts in thousands)

	WRL Transamerica Convertible Securities Subaccount	WRL Transamerica Equity Subaccount	WRL Transamerica Growth Opportunities Subaccount	WRL Capital Guardian Value Subaccount	WRL Transamerica U.S. Government Securities Subaccount
Contract owners’ units:
Class A	131	1,276	572	769	171
Class B	873	2,829	1,396	1,698	835
Class C	210	910	327	806	325
Class D	7	41	20	95	50
Class E	0	0	0	0	0
Class F	24	54	27	37	15
Class G	0	15	2	3	3
Class H	10	5	0	7	4
Class I	0	0	0	0	0
Depositor’s units:
Class A	0	0	3	3	0
Class B	0	0	3	3	0
Class C	0	0	3	3	0
Class D	3	3	3	3	0
Class E	0	0	0	0	0
Class F	2	0	2	2	2
Class G	2	2	2	2	2
Class H	2	2	2	0	2
Class I	2	2	2	2	2
Total units outstanding:
Class A	131	1,276	575	772	171
Class B	873	2,829	1,399	1,701	835
Class C	210	910	330	809	325
Class D	10	44	23	98	50
Class E	0	0	0	0	0
Class F	26	54	29	39	17
Class G	2	17	4	5	5
Class H	12	7	2	7	6
Class I	2	2	2	2	2
Accumulation unit value:
Class A	$11.29	$11.03	$10.23	$10.49	$10.61
Class B	11.26	11.00	10.21	10.46	10.59
Class C	11.21	10.96	10.16	10.42	10.54
Class D	11.18	10.93	10.14	10.39	10.52
Class E	120.63	128.02	134.68	138.17	101.71
Class F	11.57	12.15	12.60	12.82	9.98
Class G	11.54	12.12	12.57	12.79	9.96
Class H	11.56	12.14	12.59	12.81	9.97
Class I	11.53	12.11	12.55	12.77	9.95

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2003

(all amounts except per unit amounts in thousands)

	WRL J.P. Morgan Enhanced Index Subaccount	WRL MFS High Yield Subaccount	WRL Capital Guardian U.S. Equity Subaccount	Access U.S. Government Money Market Portfolio Subaccount	Potomac Dow 30 Plus Portfolio Subaccount
Assets:
Investment in securities:
Number of shares	759	1,076	2,748	8,184	302

Cost	$8,358	$10,362	$22,781	$8,184	$3,462

Investment, at net asset value	$9,679	$11,065	$27,673	$8,184	$3,656
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	107	0	58	0	0

Total assets	9,786	11,065	27,731	8,184	3,656

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	0	(437)	(26)	(128)	0

Total liabilities	0	(437)	(26)	(128)	0

Net assets	$9,786	$10,628	$27,705	$8,056	$3,656

Net Assets Consisting of:
Contract owners’ equity:
Class A	$1,804	$898	$6,101	$421	$47
Class B	4,539	9,154	16,928	6,950	2,600
Class C	2,122	402	3,981	353	837
Class D	396	47	270	37	0
Class E	0	0	0	0	0
Class F	148	3	171	21	0
Class G	539	17	44	173	0
Class H	37	19	1	0	3
Class I	0	0	0	0	0
Depositor’s equity:
Class A	26	0	27	0	24
Class B	26	0	27	0	0
Class C	26	0	27	0	24
Class D	26	21	27	20	24
Class E	1	1	1	1	1
Class F	24	22	25	20	24
Class G	24	0	25	20	24
Class H	24	22	25	20	24
Class I	24	22	25	20	24

Net assets applicable to units outstanding	$9,786	$10,628	$27,705	$8,056	$3,656

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2003

(all amounts except per unit amounts in thousands)

	WRL J.P. Morgan Enhanced Index Subaccount	WRL MFS High Yield Subaccount	WRL Capital Guardian U.S. Equity Subaccount	Access U.S. Government Money Market Portfolio Subaccount	Potomac Dow 30 Plus Portfolio Subaccount
Contract owners’ units:
Class A	175	83	564	42	4
Class B	441	843	1,570	701	215
Class C	207	37	371	36	69
Class D	39	4	25	4	0
Class E	0	0	0	0	0
Class F	12	0	14	2	0
Class G	44	2	4	18	0
Class H	3	2	0	0	0
Class I	0	0	0	0	0
Depositor’s units:
Class A	3	0	3	0	2
Class B	3	0	3	0	0
Class C	3	0	3	0	2
Class D	3	2	3	2	2
Class E	0	0	0	0	0
Class F	2	2	2	2	2
Class G	2	0	2	2	2
Class H	2	2	2	2	2
Class I	2	2	2	2	2
Total units outstanding:
Class A	178	83	567	42	6
Class B	444	843	1,573	701	215
Class C	210	37	374	36	71
Class D	42	6	28	6	2
Class E	0	0	0	0	0
Class F	14	2	16	4	2
Class G	46	2	6	20	2
Class H	5	4	2	2	2
Class I	2	2	2	2	2
Accumulation unit value:
Class A	$10.31	$10.88	$10.81	$9.92	$12.13
Class B	10.28	10.86	10.78	9.91	12.11
Class C	10.24	10.85	10.74	9.89	12.09
Class D	10.21	10.84	10.71	9.88	12.08
Class E	129.39	109.19	134.59	99.58	121.71
Class F	12.17	10.88	12.55	9.92	12.13
Class G	12.14	10.85	12.51	9.89	12.09
Class H	12.16	10.87	12.53	9.91	12.11
Class I	12.12	10.84	12.50	9.88	12.08

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2003

(all amounts except per unit amounts in thousands)

	Potomac OTC Plus Portfolio Subaccount	Wells S&P REIT Index Portfolio Subaccount	Fidelity VIP Growth Opportunities Portfolio Subaccount	Fidelity VIP Contrafund Portfolio Subaccount	Fidelity VIP Equity-Income Portfolio Subaccount
Assets:
Investment in securities:
Number of shares	2,651	139	600	1,570	1,849

Cost	$32,357	$1,578	$7,806	$29,796	$37,493

Investment, at net asset value	$32,793	$1,678	$8,989	$36,002	$42,458
Dividend receivable	0	0	0	0	0
Transfers receivable from depositor	127	0	0	0	13

Total assets	32,920	1,678	8,989	36,002	42,471

Liabilities:
Accrued expenses	0	0	0	0	0
Transfers payable to depositor	0	0	0	(19)	(87)

Total liabilities	0	0	0	(19)	(87)

Net assets	$32,920	$1,678	$8,989	$35,983	$42,384

Net Assets Consisting of:
Contract owners’ equity:
Class A	$3,382	$57	$666	$3,930	$10,219
Class B	26,127	1,058	6,759	26,354	25,885
Class C	2,220	229	1,192	5,018	6,006
Class D	864	17	302	590	248
Class E	0	0	0	0	0
Class F	58	78	0	0	0
Class G	2	47	0	0	0
Class H	141	20	0	0	0
Class I	0	0	0	0	0
Depositor’s equity:
Class A	0	25	18	23	0
Class B	0	25	18	23	0
Class C	0	0	17	23	0
Class D	25	24	17	22	26
Class E	1	1	0	0	0
Class F	25	25	0	0	0
Class G	25	24	0	0	0
Class H	25	24	0	0	0
Class I	25	24	0	0	0

Net assets applicable to units outstanding	$32,920	$1,678	$8,989	$35,983	$42,384

See accompanying notes.

WRL Series Annuity Account

Statements of Assets and Liabilities

At December 31, 2003

(all amounts except per unit amounts in thousands)

	Potomac OTC Plus Portfolio Subaccount	Wells S&P REIT Index Portfolio Subaccount	Fidelity VIP Growth Opportunities Portfolio Subaccount	Fidelity VIP Contrafund Portfolio Subaccount	Fidelity VIP Equity-Income Portfolio Subaccount
Contract owners’ units:
Class A	271	5	94	430	948
Class B	2,094	87	959	2,897	2,414
Class C	178	19	171	557	565
Class D	69	1	43	66	23
Class E	0	0	n/a	n/a	n/a
Class F	5	6	n/a	n/a	n/a
Class G	0	4	n/a	n/a	n/a
Class H	11	2	n/a	n/a	n/a
Class I	0	0	n/a	n/a	n/a
Depositor’s units:
Class A	0	2	3	3	0
Class B	0	2	3	3	0
Class C	0	0	3	3	0
Class D	2	2	3	3	3
Class E	0	0	n/a	n/a	n/a
Class F	2	2	n/a	n/a	n/a
Class G	2	2	n/a	n/a	n/a
Class H	2	2	n/a	n/a	n/a
Class I	2	2	n/a	n/a	n/a
Total units outstanding:
Class A	271	7	97	433	948
Class B	2,094	89	962	2,900	2,414
Class C	178	19	174	560	565
Class D	71	3	46	69	26
Class E	0	0	n/a	n/a	n/a
Class F	7	8	n/a	n/a	n/a
Class G	2	6	n/a	n/a	n/a
Class H	13	4	n/a	n/a	n/a
Class I	2	2	n/a	n/a	n/a
Accumulation unit value:
Class A	$12.49	$12.21	$7.09	$9.15	$10.78
Class B	12.47	12.20	7.05	9.10	10.72
Class C	12.45	12.18	6.99	9.01	10.63
Class D	12.44	12.16	6.95	8.96	10.57
Class E	125.34	122.56	n/a	n/a	n/a
Class F	12.49	12.21	n/a	n/a	n/a
Class G	12.45	12.18	n/a	n/a	n/a
Class H	12.47	12.20	n/a	n/a	n/a
Class I	12.44	12.16	n/a	n/a	n/a

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2003

(all amounts in thousands)

	WRL Transamerica Money Market Subaccount	WRL AEGON Bond Subaccount	WRL Janus Growth Subaccount	WRL Janus Global Subaccount	WRL LKCM Strategic Total Return Subaccount
Investment Income:
Dividend income	$3,165	$10,862	$0	$0	$6,088

Expenses:
Mortality and expense risk:
Class A	709	594	2,813	1,216	785
Class B	3,513	2,560	5,188	3,434	2,244
Class C	1,261	271	147	82	88
Class D	50	37	14	4	8
Class E	11	0	0	31	0
Class F	6	3	1	0	1
Class G	105	0	0	3	0
Class H	1	1	1	1	0
Class I	0	0	0	0	0

Total expenses	5,656	3,466	8,164	4,771	3,126

Net investment income (loss)	(2,491)	7,396	(8,164)	(4,771)	2,962

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities	0	6,274	(165,563)	(65,583)	(10,138)
Realized gain distributions	0	0	0	0	0
Change in unrealized appreciation (depreciation)	0	(6,650)	332,522	140,790	50,304

Net gain (loss) on investment securities	0	(376)	166,959	75,207	40,166

Net increase (decrease) in net assets resulting from operations	$(2,491)	$7,020	$158,795	$70,436	$43,128

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2003

(all amounts in thousands)

	WRL Van Kampen Emerging Growth Subaccount	WRL Alger Aggressive Growth Subaccount	WRL Federated Growth & Income Subaccount	WRL Transamerica Value Balanced Subaccount	WRL PBHG/NWQ Value Select Subaccount
Investment Income:
Dividend income	$0	$0	$12,746	$5,237	$660

Expenses:
Mortality and expense risk:
Class A	970	442	667	436	219
Class B	3,452	2,494	3,060	1,852	828
Class C	95	79	388	92	114
Class D	11	16	32	8	11
Class E	0	0	0	0	0
Class F	1	1	6	1	1
Class G	0	0	1	0	0
Class H	0	0	1	0	1
Class I	0	0	0	0	0

Total expenses	4,529	3,032	4,155	2,389	1,174

Net investment income (loss)	(4,529)	(3,032)	8,591	2,848	(514)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities	(120,404)	(55,941)	2,748	(8,847)	(3,569)
Realized gain distributions	0	0	5,952	0	0
Change in unrealized appreciation (depreciation)	201,653	120,799	50,683	35,649	24,396

Net gain (loss) on investment securities	81,249	64,858	59,383	26,802	20,827

Net increase (decrease) in net assets resulting from operations	$76,720	$61,826	$67,974	$29,650	$20,313

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2003

(all amounts in thousands)

	WRL American Century International Subaccount	WRL GE U.S. Equity Subaccount	WRL Third Avenue Value Subaccount	WRL Clarion Real Estate Securities Subaccount	WRL Marsico Growth Subaccount
Investment Income:
Dividend income	$0	$544	$638	$1,828	$0

Expenses:
Mortality and expense risk:
Class A	71	213	363	148	56
Class B	590	987	1,400	809	246
Class C	115	62	247	124	70
Class D	11	19	18	13	5
Class E	2	0	0	0	0
Class F	1	0	2	2	0
Class G	4	0	1	0	0
Class H	0	0	0	0	0
Class I	0	0	0	0	0

Total expenses	794	1,281	2,031	1,096	377

Net investment income (loss)	(794)	(737)	(1,393)	732	(377)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities	4,441	(6,326)	(863)	1,838	(578)
Realized gain distributions	0	0	0	287	0
Change in unrealized appreciation (depreciation)	14,445	24,914	47,953	20,561	6,824

Net gain (loss) on investment securities	18,886	18,588	47,090	22,686	6,246

Net increase (decrease) in net assets resulting from operations	$18,092	$17,851	$45,697	$23,418	$5,869

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2003

(all amounts in thousands)

	WRL Munder Net50 Subaccount	WRL T. Rowe Price Equity Income Subaccount	WRL T. Rowe Price Small Cap Subaccount	WRL Salomon All Cap Subaccount	WRL PBHG Mid Cap Growth Subaccount
Investment Income:
Dividend income	$0	$629	$0	$479	$0

Expenses:
Mortality and expense risk:
Class A	35	76	97	250	56
Class B	204	334	369	1,338	513
Class C	36	72	109	144	47
Class D	5	5	11	19	5
Class E	0	0	0	0	0
Class F	2	2	2	2	0
Class G	1	0	1	0	0
Class H	1	0	1	0	1
Class I	0	0	0	0	0

Total expenses	284	489	590	1,753	622

Net investment income (loss)	(284)	140	(590)	(1,274)	(622)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities	(203)	(1,407)	333	(7,002)	(1,865)
Realized gain distributions	0	205	0	0	0
Change in unrealized appreciation (depreciation)	7,282	9,057	13,638	44,711	12,275

Net gain (loss) on investment securities	7,079	7,855	13,971	37,709	10,410

Net increase (decrease) in net assets resulting from operations	$6,795	$7,995	$13,381	$36,435	$9,788

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2003

(all amounts in thousands)

	WRL Dreyfus Mid Cap Subaccount	WRL Great Companies- AmericaSM Subaccount	WRL Great Companies- TechnologySM Subaccount	WRL Templeton Great Companies Global Subaccount	WRL Asset Allocation- Conservative Portfolio Subaccount
Investment Income:
Dividend income	$48	$606	$0	$32	$126

Expenses:
Mortality and expense risk:
Class A	66	169	34	58	181
Class B	448	1,336	275	189	719
Class C	90	363	85	87	402
Class D	9	23	7	5	139
Class E	0	0	0	0	0
Class F	1	1	1	0	9
Class G	0	0	0	1	4
Class H	0	0	1	1	1
Class I	0	0	0	0	0

Total expenses	614	1,892	403	341	1,455

Net investment income (loss)	(566)	(1,286)	(403)	(309)	(1,329)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities	(1,095)	(6,765)	(3,429)	(415)	2,518
Realized gain distributions	0	0	0	0	0
Change in unrealized appreciation (depreciation)	13,048	35,261	14,579	6,530	19,161

Net gain (loss) on investment securities	11,953	28,496	11,150	6,115	21,679

Net increase (decrease) in net assets resulting from operations	$11,387	$27,210	$10,747	$5,806	$20,350

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2003

(all amounts in thousands)

	Asset Allocation- Moderate Portfolio Subaccount	Asset Allocation- Moderate Growth Portfolio Subaccount	Asset Allocation- Growth Portfolio Subaccount	WRL PIMCO Total Return Subaccount	WRL Janus Balanced Subaccount
Investment Income:
Dividend income	$245	$304	$142	$845	$37

Expenses:
Mortality and expense risk:
Class A	342	306	107	166	46
Class B	2,008	1,884	800	620	173
Class C	869	654	352	164	58
Class D	117	134	32	23	10
Class E	0	0	0	0	0
Class F	21	18	6	2	1
Class G	4	9	3	0	0
Class H	3	1	3	1	0
Class I	1	1	0	0	0

Total expenses	3,365	3,007	1,303	976	288

Net investment income (loss)	(3,120)	(2,703)	(1,161)	(131)	(251)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities	1,326	(448)	(222)	1,159	700
Realized gain distributions	0	0	0	170	0
Change in unrealized appreciation (depreciation)	54,876	54,891	27,549	698	2,222

Net gain (loss) on investment securities	56,202	54,443	27,327	2,027	2,922

Net increase (decrease) in net assets resulting from operations	$53,082	$51,740	$26,166	$1,896	$2,671

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2003

(all amounts in thousands)

	WRL Transamerica Convertible Securities Subaccount	WRL Transamerica Equity Subaccount	WRL Transamerica Growth Opportunities Subaccount	WRL Capital Guardian Value Subaccount	WRL Transamerica U.S. Government Securities Subaccount
Investment Income:
Dividend income	$15	$0	$0	$191	$415

Expenses:
Mortality and expense risk:
Class A	13	134	39	62	29
Class B	90	301	107	159	186
Class C	24	120	30	93	64
Class D	2	6	3	14	10
Class E	0	0	0	0	0
Class F	1	2	1	1	1
Class G	0	0	0	0	2
Class H	1	0	0	1	0
Class I	0	0	0	0	0

Total expenses	131	563	180	330	292

Net investment income (loss)	(116)	(563)	(180)	(139)	123

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities	226	109	78	4	328
Realized gain distributions	0	0	0	0	0
Change in unrealized appreciation (depreciation)	1,756	11,245	4,004	7,523	(170)

Net gain (loss) on investment securities	1,982	11,354	4,082	7,527	158

Net increase (decrease) in net assets resulting from operations	$1,866	$10,791	$3,902	$7,388	$281

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2003

(all amounts in thousands)

	WRL J.P. Morgan Enhanced Index Subaccount	WRL MFS High Yield Subaccount(1)	WRL Capital Guardian U.S. Equity Subaccount	Access U.S. Government Money Market Portfolio Subaccount(1)	Potomac Dow 30 Plus Portfolio Subaccount(1)
Investment Income:
Dividend income	$27	$71	$29	$2	$41

Expenses:
Mortality and expense risk:
Class A	11	4	43	9	0
Class B	42	49	136	102	6
Class C	22	7	39	8	3
Class D	2	1	4	4	0
Class E	0	0	0	0	0
Class F	1	0	1	0	0
Class G	2	4	0	3	0
Class H	0	0	0	0	0
Class I	0	0	0	0	0

Total expenses	80	65	223	126	9

Net investment income (loss)	(53)	6	(194)	(124)	32

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities	127	145	33	0	63
Realized gain distributions	0	0	0	0	0
Change in unrealized appreciation (depreciation)	1,413	703	4,970	0	194

Net gain (loss) on investment securities	1,540	848	5,003	0	257

Net increase (decrease) in net assets resulting from operations	$1,487	$854	$4,809	$(124)	$289

See accompanying notes.

WRL Series Annuity Account

Statements of Operations

For the Year Ended December 31, 2003

(all amounts in thousands)

	Potomac OTC Plus Portfolio Subaccount(1)	Wells S&P REIT Index Portfolio Subaccount(1)	Fidelity VIP Growth Opportunities Portfolio Subaccount	Fidelity VIP Contrafund@ Portfolio Subaccount	Fidelity VIP Equity-Income Portfolio Subaccount
Investment Income:
Dividend income	$579	$29	$34	$92	$529

Expenses:
Mortality and expense risk:
Class A	7	0	8	47	107
Class B	44	3	80	316	307
Class C	6	2	19	65	85
Class D	2	0	5	9	4
Class E	0	0	0	0	0
Class F	0	0	0	0	0
Class G	0	0	0	0	0
Class H	0	0	0	0	0
Class I	0	0	0	0	0

Total expenses	59	5	112	437	503

Net investment income (loss)	520	24	(78)	(345)	26

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investment securities	2,532	8	(333)	(69)	(441)
Realized gain distributions	0	0	0	0	0
Change in unrealized appreciation (depreciation)	437	100	2,315	7,814	10,097

Net gain (loss) on investment securities	2,969	108	1,982	7,745	9,656

Net increase (decrease) in net assets resulting from operations	$3,489	$132	$1,904	$7,400	$9,682

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Transamerica Money Market Subaccount		WRL AEGON Bond Subaccount		WRL Janus Growth Subaccount
	December 31,		December 31,		December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$(2,491)	$171	$7,396	$5,455	$(8,164)	$(10,815)
Net gain (loss) on investment securities	0	0	(376)	11,909	166,959	(314,546)

Net increase (decrease) in net assets resulting from operations	(2,491)	171	7,020	17,364	158,795	(325,361)

Capital Unit Transactions:
Proceeds from units sold (transferred)	33,571	186,880	(33,520)	76,393	(36,560)	(106,050)

Less cost of units redeemed:
Administrative charges	376	198	302	137	999	1,020
Policy loans	136	96	9	34	17	77
Surrender benefits	241,264	139,871	36,366	35,767	65,330	92,850
Death benefits	2,146	3,818	1,681	2,762	4,881	8,856

	243,922	143,983	38,358	38,700	71,227	102,803

Increase (decrease) in net assets from capital unit transactions	(210,351)	42,897	(71,878)	37,693	(107,787)	(208,853)

Net increase (decrease) in net assets	(212,842)	43,068	(64,858)	55,057	51,008	(534,214)
Depositor’s equity contribution (net redemptions)	105	0	81	0	79	(10)
Net Assets:
Beginning of year	430,002	386,934	260,628	205,571	585,493	1,119,717

End of year	$217,265	$430,002	$195,851	$260,628	$636,580	$585,493

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Janus Global Subaccount		WRL LKCM Strategic Total Return Subaccount		WRL Van Kampen Emerging Growth Subaccount
	December 31,		December 31,		December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$(4,771)	$6,052	$2,962	$4,498	$(4,529)	$(6,048)
Net gain (loss) on investment securities	75,207	(176,666)	40,166	(43,100)	81,249	(193,160)

Net increase (decrease) in net assets resulting from operations	70,436	(170,614)	43,128	(38,602)	76,720	(199,208)

Capital Unit Transactions:
Proceeds from units sold (transferred)	(50,978)	(97,501)	(15,615)	(27,381)	(22,241)	(59,067)

Less cost of units redeemed:
Administrative charges	537	626	287	232	581	597
Policy loans	0	0	12	82	28	29
Surrender benefits	43,480	62,587	28,189	37,776	36,088	53,817
Death benefits	2,424	5,399	1,607	4,115	1,814	2,877

	46,441	68,612	30,095	42,205	38,511	57,320

Increase (decrease) in net assets from capital unit transactions	(97,419)	(166,113)	(45,710)	(69,586)	(60,752)	(116,387)

Net increase (decrease) in net assets	(26,983)	(336,727)	(2,582)	(108,188)	15,968	(315,595)
Depositor’s equity contribution (net redemptions)	81	(13)	78	(2)	81	(12)
Net Assets:
Beginning of year	376,763	713,503	238,867	347,057	327,686	643,293

End of year	$349,861	$376,763	$236,363	$238,867	$343,735	$327,686

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Alger Aggressive Growth Subaccount		WRL Federated Growth & Income Subaccount		WRL Transamerica Value Balanced Subaccount
	December 31,		December 31,		December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$(3,032)	$(3,946)	$8,591	$12,112	$2,848	$4,209
Net gain (loss) on investment securities	64,858	(124,118)	59,383	(17,133)	26,802	(42,734)

Net increase (decrease) in net assets resulting from operations	61,826	(128,064)	67,974	(5,021)	29,650	(38,525)

Capital Unit Transactions:
Proceeds from units sold (transferred)	2,365	(34,492)	27,661	97,588	(12,475)	66,005

Less cost of units redeemed:
Administrative charges	430	424	426	187	233	165
Policy loans	3	59	24	82	7	20
Surrender benefits	24,419	32,266	34,942	34,636	22,456	29,735
Death benefits	1,068	2,099	2,169	2,686	1,634	2,331

	25,920	34,848	37,561	37,591	24,330	32,251

Increase (decrease) in net assets from capital unit transactions	(23,555)	(69,340)	(9,900)	59,997	(36,805)	33,754

Net increase (decrease) in net assets	38,271	(197,404)	58,074	54,976	(7,155)	(4,771)
Depositor’s equity contribution (net redemptions)	81	(11)	60	0	81	0
Net Assets:
Beginning of year	199,105	396,520	273,390	218,414	185,812	190,583

End of year	$237,457	$199,105	$331,524	$273,390	$178,738	$185,812

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL PBHG/NWQ Value Select Subaccount		WRL American Century International Subaccount		WRL GE U.S. Equity Subaccount
	December 31,		December 31,		December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$(514)	$676	$(794)	$(237)	$(737)	$(1,098)
Net gain (loss) on investment securities	20,827	(18,373)	18,886	(4,644)	18,588	(27,573)

Net increase (decrease) in net assets resulting from operations	20,313	(17,697)	18,092	(4,881)	17,851	(28,671)

Capital Unit Transactions:
Proceeds from units sold (transferred)	(908)	5,926	49,341	6,715	(941)	(4,421)

Less cost of units redeemed:
Administrative charges	132	82	102	19	138	88
Policy loans	4	10	19	3	20	34
Surrender benefits	9,674	11,808	9,484	3,274	8,221	14,186
Death benefits	574	940	353	185	662	1,020

	10,384	12,840	9,958	3,481	9,041	15,328

Increase (decrease) in net assets from capital unit transactions	(11,292)	(6,914)	39,383	3,234	(9,982)	(19,749)

Net increase (decrease) in net assets	9,021	(24,611)	57,475	(1,647)	7,869	(48,420)
Depositor’s equity contribution (net redemptions)	81	0	81	0	81	(10)
Net Assets:
Beginning of year	85,333	109,944	19,563	21,210	91,363	139,793

End of year	$94,435	$85,333	$77,119	$19,563	$99,313	$91,363

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Third Avenue Value Subaccount		WRL Clarion Real Estate Securities Subaccount		WRL Marsico Growth Subaccount
	December 31,		December 31,		December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$(1,393)	$544	$732	$325	$(377)	$(293)
Net gain (loss) on investment securities	47,090	(22,694)	22,686	(1,848)	6,246	(7,605)

Net increase (decrease) in net assets resulting from operations	45,697	(22,150)	23,418	(1,523)	5,869	(7,898)

Capital Unit Transactions:
Proceeds from units sold (transferred)	21,834	41,877	11,173	44,158	8,552	7,972

Less cost of units redeemed:
Administrative charges	235	99	128	40	41	13
Policy loans	38	32	7	14	6	8
Surrender benefits	12,793	15,587	7,308	6,535	2,297	2,078
Death benefits	695	1,279	594	607	100	110

	13,761	16,997	8,037	7,196	2,444	2,209

Increase (decrease) in net assets from capital unit transactions	8,073	24,880	3,136	36,962	6,108	5,763

Net increase (decrease) in net assets	53,770	2,730	26,554	35,439	11,977	(2,135)
Depositor’s equity contribution (net redemptions)	55	0	81	0	81	0
Net Assets:
Beginning of year	130,068	127,338	67,626	32,187	22,940	25,075

End of year	$183,893	$130,068	$94,261	$67,626	$34,998	$22,940

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Munder Net50 Subaccount		WRL T. Rowe Price Equity Income Subaccount		WRL T. Rowe Price Small Cap Subaccount
	December 31,		December 31,		December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$(284)	$(90)	$140	$(313)	$(590)	$(405)
Net gain (loss) on investment securities	7,079	(4,014)	7,855	(7,949)	13,971	(10,140)

Net increase (decrease) in net assets resulting from operations	6,795	(4,104)	7,995	(8,262)	13,381	(10,545)

Capital Unit Transactions:
Proceeds from units sold (transferred)	19,829	7,135	7,879	8,383	21,753	12,391

Less cost of units redeemed:
Administrative charges	30	5	53	18	86	21
Policy loans	0	0	10	7	8	2
Surrender benefits	1,691	651	2,827	3,306	3,330	2,782
Death benefits	58	21	200	290	211	253

	1,779	677	3,090	3,621	3,635	3,058

Increase (decrease) in net assets from capital unit transactions	18,050	6,458	4,789	4,762	18,118	9,333

Net increase (decrease) in net assets	24,845	2,354	12,784	(3,500)	31,499	(1,212)
Depositor’s equity contribution (net redemptions)	57	0	81	0	58	0
Net Assets:
Beginning of year	11,092	8,738	31,845	35,345	28,972	30,184

End of year	$35,994	$11,092	$44,710	$31,845	$60,529	$28,972

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Salomon All Cap Subaccount		WRL PBHG Mid Cap Growth Subaccount		WRL Dreyfus Mid Cap Subaccount
	December 31,		December 31,		December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$(1,274)	$(627)	$(622)	$(814)	$(566)	$(557)
Net gain (loss) on investment securities	37,709	(49,875)	10,410	(21,071)	11,953	(8,140)

Net increase (decrease) in net assets resulting from operations	36,435	(50,502)	9,788	(21,885)	11,387	(8,697)

Capital Unit Transactions:
Proceeds from units sold (transferred)	4,449	6,240	3,265	(12,539)	8,956	28,285

Less cost of units redeemed:
Administrative charges	219	113	93	82	76	27
Policy loans	39	107	37	29	9	2
Surrender benefits	10,827	13,974	4,030	5,965	3,753	4,933
Death benefits	556	704	235	327	224	94

	11,641	14,898	4,395	6,403	4,062	5,056

Increase (decrease) in net assets from capital unit transactions	(7,192)	(8,658)	(1,130)	(18,942)	4,894	23,229

Net increase (decrease) in net assets	29,243	(59,160)	8,658	(40,827)	16,281	14,532
Depositor’s equity contribution (net redemptions)	59	0	81	0	55	0
Net Assets:
Beginning of year	120,270	179,430	41,184	82,011	39,527	24,995

End of year	$149,572	$120,270	$49,923	$41,184	$55,863	$39,527

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Great Companies- AmericaSM Subaccount		WRL Great Companies- TechnologySM Subaccount		WRL Templeton Great Companies Global Subaccount
	December 31,		December 31,		December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$(1,286)	$(1,546)	$(403)	$(287)	$(309)	$(195)
Net gain (loss) on investment securities	28,496	(32,597)	11,150	(10,464)	6,115	(3,697)

Net increase (decrease) in net assets resulting from operations	27,210	(34,143)	10,747	(10,751)	5,806	(3,892)

Capital Unit Transactions:
Proceeds from units sold (transferred)	8,109	43,743	15,266	4,938	17,325	8,433

Less cost of units redeemed:
Administrative charges	255	132	54	18	63	10
Policy loans	43	13	18	0	12	2
Surrender benefits	15,987	14,363	2,963	1,878	1,604	1,125
Death benefits	544	2,067	224	300	95	98

	16,829	16,575	3,259	2,196	1,774	1,235

Increase (decrease) in net assets from capital unit transactions	(8,720)	27,168	12,007	2,742	15,551	7,198

Net increase (decrease) in net assets	18,490	(6,975)	22,754	(8,009)	21,357	3,306
Depositor’s equity contribution (net redemptions)	81	0	81	0	81	0
Net Assets:
Beginning of year	125,277	132,252	18,115	26,124	14,984	11,678

End of year	$143,848	$125,277	$40,950	$18,115	$36,422	$14,984

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Asset Allocation- Conservative Portfolio Subaccount		WRL Asset Allocation- Moderate Portfolio Subaccount		WRL Asset Allocation- Moderate Growth Portfolio Subaccount
	December 31,		December 31,		December 31,
	2003	2002(1)	2003	2002(1)	2003	2002(1)
Operations:
Net investment income (loss)	$(1,329)	$(247)	$(3,120)	$(504)	$(2,703)	$(472)
Net gain (loss) on investment securities	21,679	24	56,202	(1,532)	54,443	(2,214)

Net increase (decrease) in net assets resulting from operations	20,350	(223)	53,082	(2,036)	51,740	(2,686)

Capital Unit Transactions:
Proceeds from units sold (transferred)	57,937	58,167	174,825	126,614	154,126	119,569

Less cost of units redeemed:
Administrative charges	180	5	443	12	452	16
Policy loans	10	0	67	38	103	17
Surrender benefits	8,835	2,278	15,073	2,717	15,219	2,260
Death benefits	1,212	123	748	13	569	0

	10,237	2,406	16,331	2,780	16,343	2,293

Increase (decrease) in net assets from capital unit transactions	47,700	55,761	158,494	123,834	137,783	117,276

Net increase (decrease) in net assets	68,050	55,538	211,576	121,798	189,523	114,590
Depositor’s equity contribution (net redemptions)	(68)	100	(88)	100	(18)	150
Net Assets:
Beginning of year	55,638	0	121,898	0	114,740	0

End of year	$123,620	$55,638	$333,386	$121,898	$304,245	$114,740

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Asset Allocation- Growth Portfolio Subaccount		WRL PIMCO Total Return Subaccount		WRL Janus Balanced Subaccount
	December 31,		December 31,		December 31,
	2003	2002(1)	2003	2002(1)	2003	2002(1)
Operations:
Net investment income (loss)	$(1,161)	$(161)	$(131)	$(272)	$(251)	$(78)
Net gain (loss) on investment securities	27,327	(1,366)	2,027	2,096	2,922	(339)

Net increase (decrease) in net assets resulting from operations	26,166	(1,527)	1,896	1,824	2,671	(417)

Capital Unit Transactions:
Proceeds from units sold (transferred)	93,064	41,018	15,965	53,051	(26)	19,794

Less cost of units redeemed:
Administrative charges	195	6	100	12	34	2
Policy loans	41	23	16	9	0	0
Surrender benefits	4,048	449	7,743	2,615	1,504	524
Death benefits	446	0	225	231	72	38

	4,730	478	8,084	2,867	1,610	564

Increase (decrease) in net assets from capital unit transactions	88,334	40,540	7,881	50,184	(1,636)	19,230

Net increase (decrease) in net assets	114,500	39,013	9,777	52,008	1,035	18,813
Depositor’s equity contribution (net redemptions)	(39)	100	(48)	100	(16)	100
Net Assets:
Beginning of year	39,113	0	52,108	0	18,913	0

End of year	$153,574	$39,113	$61,837	$52,108	$19,932	$18,913

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Transamerica Convertible Securities Subaccount		WRL Transamerica Equity Subaccount		WRL Transamerica Growth Opportunities Subaccount
	December 31,		December 31,		December 31,
	2003	2002(1)	2003	2002(1)	2003	2002(1)
Operations:
Net investment income (loss)	$(116)	$(16)	$(563)	$(115)	$(180)	$(19)
Net gain (loss) on investment securities	1,982	(63)	11,354	(843)	4,082	(204)

Net increase (decrease) in net assets resulting from operations	1,866	(79)	10,791	(958)	3,902	(223)

Capital Unit Transactions:
Proceeds from units sold (transferred)	10,289	3,219	21,963	28,582	17,222	4,067

Less cost of units redeemed:
Administrative charges	10	0	80	3	20	1
Policy loans	0	2	0	0	0	0
Surrender benefits	900	122	2,946	701	869	41
Death benefits	45	57	110	10	0	0

	955	181	3,136	714	889	42

Increase (decrease) in net assets from capital unit transactions	9,334	3,038	18,827	27,868	16,333	4,025

Net increase (decrease) in net assets	11,200	2,959	29,618	26,910	20,235	3,802
Depositor’s equity contribution (net redemptions)	4	100	(19)	100	81	100
Net Assets:
Beginning of year	3,059	0	27,010	0	3,902	0

End of year	$14,263	$3,059	$56,609	$27,010	$24,218	$3,902

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL Capital Guardian Value Subaccount		WRL Transamerica U.S. Government Securities Subaccount		WRL J.P. Morgan Enhanced Index Subaccount
	December 31,		December 31,		December 31,
	2003	2002(1)	2003	2002(1)	2003	2002(1)
Operations:
Net investment income (loss)	$(139)	$121	$123	$106	$(53)	$(10)
Net gain (loss) on investment securities	7,527	(480)	158	311	1,540	(169)

Net increase (decrease) in net assets resulting from operations	7,388	(359)	281	417	1,487	(179)

Capital Unit Transactions:
Proceeds from units sold (transferred)	18,090	12,608	3,787	16,635	4,890	4,005

Less cost of units redeemed:
Administrative charges	41	1	25	3	8	0
Policy loans	0	1	2	0	0	0
Surrender benefits	1,623	213	4,867	1,259	346	211
Death benefits	40	0	109	20	33	0

	1,704	215	5,003	1,282	387	211

Increase (decrease) in net assets from capital unit transactions	16,386	12,393	(1,216)	15,353	4,503	3,794

Net increase (decrease) in net assets	23,774	12,034	(935)	15,770	5,990	3,615
Depositor’s equity contribution (net redemptions)	81	100	(27)	100	81	100
Net Assets:
Beginning of year	12,134	0	15,870	0	3,715	0

End of year	$35,989	$12,134	$14,908	$15,870	$9,786	$3,715

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	WRL MFS High Yield Subaccount	WRL Capital Guardian U.S. Equity Subaccount
	December 31,	December 31,
	2003(1)	2003	2002(1)
Operations:
Net investment income (loss)	$6	$(194)	$(20)
Net gain (loss) on investment securities	848	5,003	(226)

Net increase (decrease) in net assets resulting from operations	854	4,809	(246)

Capital Unit Transactions:
Proceeds from units sold (transferred)	12,212	16,378	7,703

Less cost of units redeemed:
Administrative charges	3	22	1
Policy loans	0	11	2
Surrender benefits	2,350	925	143
Death benefits	162	16	0

	2,515	974	146

Increase (decrease) in net assets from capital unit transactions	9,697	15,404	7,557

Net increase (decrease) in net assets	10,551	20,213	7,311
Depositor’s equity contribution (net redemptions)	77	81	100
Net Assets:
Beginning of year	0	7,411	0

End of year	$10,628	$27,705	$7,411

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	Access U.S. Government Money Market Portfolio Subaccount	Potomac Dow 30 Plus Portfolio Subaccount	Potomac OTC Plus Portfolio Subaccount	Wells S&P REIT Index Portfolio Subaccount
	December 31, 2003(1)	December 31, 2003(1)	December 31, 2003(1)	December 31, 2003(1)
Operations:
Net investment income (loss)	$(124)	$32	$520	$24
Net gain (loss) on investment securities	0	257	2,969	108

Net increase (decrease) in net assets resulting from operations	(124)	289	3,489	132

Capital Unit Transactions:
Proceeds from units sold (transferred)	10,288	3,245	29,827	1,420

Less cost of units redeemed:
Administrative charges	16	2	7	1
Policy loans	3	0	0	0
Surrender benefits	2,041	15	477	11
Death benefits	149	0	0	0

	2,209	17	484	12

Increase (decrease) in net assets from capital unit transactions	8,079	3,228	29,343	1,408

Net increase (decrease) in net assets	7,955	3,517	32,832	1,540
Depositor’s equity contribution (net redemptions)	101	139	88	138
Net Assets:
Beginning of year	0	0	0	0

End of year	$8,056	$3,656	$32,920	$1,678

See accompanying notes.

WRL Series Annuity Account

Statements of Changes in Net Assets

For the Year Ended

(all amounts in thousands)

	Fidelity VIP Growth Opportunities Portfolio Subaccount		Fidelity VIP Contrafund Portfolio Subaccount		Fidelity VIP Equity-Income Portfolio Subaccount
	December 31,		December 31,		December 31,
	2003	2002	2003	2002	2003	2002
Operations:
Net investment income (loss)	$(78)	$(37)	$(345)	$(218)	$26	$30
Net gain (loss) on investment securities	1,982	(1,628)	7,745	(2,658)	9,656	(6,975)

Net increase (decrease) in net assets resulting from operations	1,904	(1,665)	7,400	(2,876)	9,682	(6,945)

Capital Unit Transactions:
Proceeds from units sold (transferred)	1,011	2,172	3,693	18,050	6,310	13,423

Less cost of units redeemed:
Administrative charges	15	5	52	12	66	15
Policy loans	1	2	2	1	9	15
Surrender benefits	544	391	2,671	1,708	3,056	2,479
Death benefits	47	33	109	86	337	150

	607	431	2,834	1,807	3,468	2,659

Increase (decrease) in net assets from capital unit transactions	404	1,741	859	16,243	2,842	10,764

Net increase (decrease) in net assets	2,308	76	8,259	13,367	12,524	3,819
Depositor’s equity contribution (net redemptions)	0	0	0	0	0	0
Net Assets:
Beginning of year	6,681	6,605	27,724	14,357	29,860	26,041

End of year	$8,989	$6,681	$35,983	$27,724	$42,384	$29,860

See accompanying notes.

WRL Series Annuity Account

Notes to the Financial Statements

At December 31, 2003

NOTE 1 — ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The WRL Series Annuity Account (the “Annuity Account”) was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio (“WRL” or the “depositor”) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Annuity Account encompasses the following tax-deferred variable annuity Contracts (the “Contracts”) issued by WRL:

Class A:

WRL Freedom Variable Annuity

WRL Freedom Attainer

Class B:

WRL Freedom Bellwether

WRL Freedom Conqueror

WRL Freedom Wealth Creator

WRL Freedom Premier

Class C:

WRL Freedom Premier

WRL Freedom Access

WRL Freedom Enhancer

Class D:

WRL Freedom Access

WRL Freedom Enhancer

Class E:

WRL Freedom Select

Class F:

WRL Freedom Premier II

Class G:

WRL Freedom Premier II

WRL Freedom Access II

Class H:

WRL Freedom Enhancer II

Class I:

WRL Freedom Enhancer II

The Annuity Account contains forty-five investment options referred to as subaccounts. Each subaccount invests exclusively in the corresponding Portfolio (the “Portfolio”) of a Fund. The Annuity Account contains five Funds (collectively referred to as the “Funds”). Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc. (“ATSF”)

Transamerica Money Market

AEGON Bond

Janus Growth

Janus Global

LKCM Strategic Total Return

Van Kampen Emerging Growth

Alger Aggressive Growth

Federated Growth & Income

Transamerica Value Balanced

PBHG/NWQ Value Select

American Century International

GE U.S. Equity

Third Avenue Value

Clarion Real Estate Securities

Marsico Growth

Munder Net50

T. Rowe Price Equity Income

T. Rowe Price Small Cap

Salomon All Cap

PBHG Mid Cap Growth

Dreyfus Mid Cap

Great Companies—AmericaSM

Great Companies—TechnologySM

Templeton Great Companies Global

Asset Allocation—Conservative Portfolio

Asset Allocation—Moderate Portfolio

Asset Allocation—Moderate Growth Portfolio

Asset Allocation—Growth Portfolio

PIMCO Total Return

Janus Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Capital Guardian Value

Transamerica U.S. Government Securities

J.P. Morgan Enhanced Index

MFS High Yield

Capital Guardian U.S. Equity

Annuity Account classes A, B, C, D, and E invest in ATSF initial class shares. Annuity Account classes F, G, H, and I invest in ATSF service class shares.

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Variable Insurance Products Fund (VIP) Service Class 2

Fidelity VIP Growth Opportunities Portfolio

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Equity—Income Portfolio

Access Variable Insurance Trust

Access U.S. Government Money Market Portfolio

Potomac Dow 30 Plus Portfolio

Potomac OTC Plus Portfolio

Wells S&P REIT Index Portfolio

The following portfolio name changes were made effective during the Fiscal year ended December 31, 2003:

Portfolio	Formerly
Asset Allocation-Conservative Portfolio	Conservative Asset Allocation
Asset Allocation-Moderate Portfolio	Moderate Asset Allocation
Asset Allocation-Moderate Growth Portfolio	Moderately Aggressive Asset Allocation
Asset Allocation-Growth Portfolio	Aggressive Asset Allocation
Templeton Great Companies Global	Great Companies - Global[2]

In accordance with the shareholder approved agreements and plans of reorganization, the following mergers of the underlying fund occurred within 2003:

Date	Acquiring Fund	Acquired Fund
Mergers of portfolios within the AEGON/Transamerica Series Fund, Inc.:

4/30/03	Alger Aggressive Growth	Value Line Aggressive Growth
4/30/03	Transamerica Equity	LKCM Capital Growth
4/30/03	American Century International	Gabelli Global Growth
4/30/03	T. Rowe Price Equity Income	T. Rowe Price Dividend Growth

The AEGON/Transamerica Series Fund, Inc. has entered into annually renewable investment advisory agreements for each Portfolio with AEGON/Transamerica Fund Advisers, Inc. (“ATFA”) as investment adviser. Costs incurred in connection with the advisory services rendered by ATFA are paid by each Portfolio. ATFA has entered into sub-advisory agreements with various management companies (“Sub-Advisers”), some of which are affiliates of WRL. Each Sub-Adviser is compensated directly by ATFA. The other four Funds have entered into a participation agreement for its respective Portfolio with WRL.

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Each period reported on within the Financial statements reflects a full twelve month period except as follows:

Class C and Class D

Subaccount	Inception Date
WRL Transamerica Money Market	05/03/1999
WRL AEGON Bond	05/03/1999
WRL Janus Growth	05/03/1999
WRL Janus Global	05/03/1999
WRL LKCM Strategic Total Return	05/03/1999
WRL Van Kampen Emerging Growth	05/03/1999
WRL Alger Aggressive Growth	05/03/1999
WRL Federated Growth & Income	05/03/1999
WRL Transamerica Value Balanced	05/03/1999
WRL PBHG/NWQ Value Select	05/03/1999
WRL American Century International	05/03/1999
WRL GE U.S. Equity	05/03/1999
WRL Third Avenue Value	05/03/1999
WRL Clarion Real Estate Securities	05/03/1999

Class A, B, C, and D

Subaccount	Inception Date
WRL Marsico Growth	05/03/1999
WRL Munder Net50	05/03/1999
WRL T. Rowe Price Equity Income	05/03/1999
WRL T. Rowe Price Small Cap	05/03/1999
WRL Salomon All Cap	05/03/1999
WRL PBHG Mid Cap Growth	05/03/1999
WRL Dreyfus Mid Cap	05/03/1999
WRL Great Companies-AmericaSM	05/01/2000
WRL Great Companies-TechnologySM	05/01/2000
WRL Templeton Great Companies Global	09/01/2000
WRL Asset Allocation-Conservative Portfolio	05/01/2002
WRL Asset Allocation-Moderate Portfolio	05/01/2002
WRL Asset Allocation-Moderate Growth Portfolio	05/01/2002
WRL Asset Allocation-Growth Portfolio	05/01/2002
WRL PIMCO Total Return	05/01/2002
WRL Janus Balanced	05/01/2002
WRL Transamerica Convertible Securities	05/01/2002
WRL Transamerica Equity	05/01/2002
WRL Transamerica Growth Opportunities	05/01/2002
WRL Capital Guardian Value	05/01/2002
WRL Transamerica U.S. Government Securities	05/01/2002
WRL J.P. Morgan Enhanced Index	05/01/2002
WRL Capital Guardian U.S. Equity	05/01/2002

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Subaccount	Inception Date
Fidelity VIP Growth Opportunities Portfolio	05/01/2000
Fidelity VIP Contrafund® Portfolio	05/01/2000
Fidelity VIP Equity-Income Portfolio	05/01/2000

Class E

Subaccount	Inception Date
WRL Transamerica Money Market	04/11/2003
WRL AEGON Bond	04/11/2003
WRL Janus Growth	04/11/2003
WRL Janus Global	04/11/2003
WRL LKCM Strategic Total Return	04/11/2003
WRL Van Kampen Emerging Growth	04/11/2003
WRL Alger Aggressive Growth	04/11/2003
WRL Federated Growth & Income	04/11/2003
WRL Transamerica Value Balanced	04/11/2003
WRL PBHG/NWQ Value Select	04/11/2003
WRL American Century International	04/11/2003
WRL GE U.S. Equity	04/11/2003
WRL Third Avenue Value	04/11/2003
WRL Clarion Real Estate Securities	04/11/2003
WRL Marsico Growth	04/11/2003
WRL Munder Net50	04/11/2003
WRL T. Rowe Price Equity Income	04/11/2003
WRL T. Rowe Price Small Cap	04/11/2003
WRL Salomon All Cap	04/11/2003
WRL PBHG Mid Cap Growth	04/11/2003
WRL Dreyfus Mid Cap	04/11/2003
WRL Great Companies-AmericaSM	04/11/2003
WRL Great Companies-TechnologySM	04/11/2003
WRL Templeton Great Companies Global	04/11/2003
WRL Asset Allocation-Conservative Portfolio	04/11/2003
WRL Asset Allocation-Moderate Portfolio	04/11/2003
WRL Asset Allocation-Moderate Growth Portfolio	04/11/2003
WRL Asset Allocation-Growth Portfolio	04/11/2003
WRL PIMCO Total Return	04/11/2003
WRL Janus Balanced	04/11/2003
WRL Transamerica Convertible Securities	04/11/2003
WRL Transamerica Equity	04/11/2003
WRL Transamerica Growth Opportunities	04/11/2003
WRL Capital Guardian Value	04/11/2003
WRL Transamerica U.S. Government Securities	04/11/2003
WRL J.P. Morgan Enhanced Index	04/11/2003
WRL Capital Guardian U.S. Equity	04/11/2003

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Class F, G, H, and I

Subaccount	Inception Date
WRL Transamerica Money Market	05/01/2003
WRL AEGON Bond	05/01/2003
WRL Janus Growth	05/01/2003
WRL Janus Global	05/01/2003
WRL LKCM Strategic Total Return	05/01/2003
WRL Van Kampen Emerging Growth	05/01/2003
WRL Alger Aggressive Growth	05/01/2003
WRL Federated Growth & Income	05/01/2003
WRL Transamerica Value Balanced	05/01/2003
WRL PBHG/NWQ Value Select	05/01/2003
WRL American Century International	05/01/2003
WRL GE U.S. Equity	05/01/2003
WRL Third Avenue Value	05/01/2003
WRL Clarion Real Estate Securities	05/01/2003
WRL Marsico Growth	05/01/2003
WRL Munder Net50	05/01/2003
WRL T. Rowe Price Equity Income	05/01/2003
WRL T. Rowe Price Small Cap	05/01/2003
WRL Salomon All Cap	05/01/2003
WRL PBHG Mid Cap Growth	05/01/2003
WRL Dreyfus Mid Cap	05/01/2003
WRL Great Companies-AmericaSM	05/01/2003
WRL Great Companies-TechnologySM	05/01/2003
WRL Templeton Great Companies Global	05/01/2003
WRL Asset Allocation-Conservative Portfolio	05/01/2003
WRL Asset Allocation-Moderate Portfolio	05/01/2003
WRL Asset Allocation-Moderate Growth Portfolio	05/01/2003
WRL Asset Allocation-Growth Portfolio	05/01/2003
WRL PIMCO Total Return	05/01/2003
WRL Janus Balanced	05/01/2003
WRL Transamerica Convertible Securities	05/01/2003
WRL Transamerica Equity	05/01/2003
WRL Transamerica Growth Opportunities	05/01/2003
WRL Capital Guardian Value	05/01/2003
WRL Transamerica U.S. Government Securities	05/01/2003
WRL J.P. Morgan Enhanced Index	05/01/2003
WRL Capital Guardian U.S. Equity	05/01/2003

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Class A, B, C, D, E, F, G, H, and I

Subaccount	Inception Date
WRL MFS High Yield	05/01/2003
Access U.S. Government Money Market Portfolio	05/01/2003
Potomac Dow 30 Plus Portfolio	05/01/2003
Potomac OTC Plus Portfolio	05/01/2003
Wells S&P REIT Index Portfolio	05/01/2003

On April 11, 2003, WRL made initial contributions totaling $37,000 to the Annuity Account. The respective amounts of the contributions and units are as follows for Class E:

Subaccount	Contribution	Units
WRL Transamerica Money Market	$1,000	10
WRL AEGON Bond	1,000	10
WRL Janus Growth	1,000	10
WRL Janus Global	1,000	10
WRL LKCM Strategic Total Return	1,000	10
WRL Van Kampen Emerging Growth	1,000	10
WRL Alger Aggressive Growth	1,000	10
WRL Federated Growth & Income	1,000	10
WRL Transamerica Value Balanced	1,000	10
WRL PBHG/NWQ Value Select	1,000	10
WRL American Century International	1,000	10
WRL GE U.S. Equity	1,000	10
WRL Third Avenue Value	1,000	10
WRL Clarion Real Estate Securities	1,000	10
WRL Marsico Growth	1,000	10
WRL Munder Net50	1,000	10
WRL T. Rowe Price Equity Income	1,000	10
WRL T. Rowe Price Small Cap	1,000	10
WRL Salomon All Cap	1,000	10
WRL PBHG Mid Cap Growth	1,000	10
WRL Dreyfus Mid Cap	1,000	10
WRL Great Companies-AmericaSM	$1,000	10
WRL Great Companies-TechnologySM	1,000	10
WRL Templeton Great Companies Global	1,000	10
WRL Asset Allocation-Conservative Portfolio	1,000	10
WRL Asset Allocation-Moderate Portfolio	1,000	10
WRL Asset Allocation-Moderate Growth Portfolio	1,000	10
WRL Asset Allocation-Growth Portfolio	1,000	10
WRL PIMCO Total Return	1,000	10
WRL Janus Balanced	1,000	10
WRL Transamerica Convertible Securities	1,000	10
WRL Transamerica Equity	1,000	10
WRL Transamerica Growth Opportunities	1,000	10
WRL Capital Guardian Value	1,000	10

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Subaccount	Contribution	Units
WRL Transamerica U.S. Government Securities	1,000	10
WRL J.P. Morgan Enhanced Index	1,000	10
WRL Capital Guardian U.S. Equity	1,000	10

On June 6, 2003, WRL made an additional contribution of $24,000 to the Transamerica Money Market subaccount to Class E.

On May 1, 2003, WRL made initial contributions totaling $5,000 to the Annuity Account. The respective amounts of the contributions and units are as follows for Class E:

Subaccount	Contribution	Units
WRL MFS High Yield	$1,000	10
Access U.S. Government Money Market Portfolio	1,000	10
Potomac Dow 30 Plus Portfolio	1,000	10
Potomac OTC Plus Portfolio	1,000	10
Wells S&P REIT Index Portfolio	1,000	10

On May 1, 2003, WRL made initial contributions totaling $800,000 to the Annuity Account. The respective amounts of the contributions and units are as follows for each Class A, B, C, D, F, G, H and I:

Subaccount	Contribution	Units
WRL MFS High Yield	$20,000	2,000
Access U.S. Government Money Market Portfolio	20,000	2,000
Potomac Dow 30 Plus Portfolio	20,000	2,000
Potomac OTC Plus Portfolio	20,000	2,000
Wells S&P REIT Index Portfolio	20,000	2,000

On May 1, 2003, WRL made initial contributions totaling $2,960,000 to the Annuity Account. The respective amounts of the contributions and units are as follows for Class F, G, H, and I:

Subaccount	Contribution	Units
WRL Transamerica Money Market	$20,000	2,000
WRL AEGON Bond	20,000	2,000
WRL Janus Growth	20,000	2,000
WRL Janus Global	20,000	2,000
WRL LKCM Strategic Total Return	20,000	2,000
WRL Van Kampen Emerging Growth	20,000	2,000
WRL Alger Aggressive Growth	20,000	2,000
WRL Federated Growth & Income	20,000	2,000
WRL Transamerica Value Balanced	20,000	2,000
WRL PBHG/NWQ Value Select	20,000	2,000
WRL American Century International	20,000	2,000
WRL GE U.S. Equity	20,000	2,000
WRL Third Avenue Value	20,000	2,000
WRL Clarion Real Estate Securities	20,000	2,000
WRL Marsico Growth	20,000	2,000
WRL Munder Net50	20,000	2,000

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Subaccount	Contribution	Units
WRL T. Rowe Price Equity Income	20,000	2,000
WRL T. Rowe Price Small Cap	20,000	2,000
WRL Salomon All Cap	20,000	2,000
WRL PBHG Mid Cap Growth	20,000	2,000
WRL Dreyfus Mid Cap	20,000	2,000
WRL Great Companies-AmericaSM	20,000	2,000
WRL Great Companies-TechnologySM	20,000	2,000
WRL Templeton Great Companies Global	20,000	2,000
WRL Asset Allocation-Conservative Portfolio	20,000	2,000
WRL Asset Allocation-Moderate Portfolio	20,000	2,000
WRL Asset Allocation-Moderate Growth Portfolio	$20,000	2,000
WRL Asset Allocation-Growth Portfolio	20,000	2,000
WRL PIMCO Total Return	20,000	2,000
WRL Janus Balanced	20,000	2,000
WRL Transamerica Convertible Securities	20,000	2,000
WRL Transamerica Equity	20,000	2,000
WRL Transamerica Growth Opportunities	20,000	2,000
WRL Capital Guardian Value	20,000	2,000
WRL Transamerica U.S. Government Securities	20,000	2,000
WRL J.P. Morgan Enhanced Index	20,000	2,000
WRL Capital Guardian U.S. Equity	20,000	2,000

The Annuity Account holds assets to support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the “Contracts”) issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Annuity Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A. Valuation of Investments and Securities Transactions

Investments in the Funds’ shares are valued at the closing net asset value (““NAV”) per share of the underlying Portfolio, as determined by the Funds. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. Effective on May 1, 2003, the method to account for the cost of investments sold was changed to the average-cost method, formerly using a First-in, First-out basis. The net effect on Statements of Operations is no change to net increase (decrease) in net assets resulting from operations.

B. Federal Income Taxes

The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the current Internal Revenue Code, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL as long as the earnings are credited under the Contracts. Accordingly, no provision for Federal income taxes has been made.

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

NOTE 2 — EXPENSES AND RELATED PARTY TRANSACTIONS

Charges are assessed by WRL in connection with the issuance and administration of the Policies.

A. Contract Charges

No deduction for sales expenses is made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered.

On each anniversary through maturity date and at surrender, WRL will deduct an annual Contract charge as partial compensation for providing administrative services under the Contracts.

B. Subaccount Charges

A daily charge as a percentage of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual Contract level) effectively reduces the value of a unit outstanding during the year. The following reflects the annual rate for daily charges as assessed by each Annuity Account class:

Class A	1.25%
Class B	1.40%
Class C	1.65%
Class D	1.80%
Class E	0.65%
Class F	1.25%
Class G	1.65%
Class H	1.40%
Class I	1.80%

C. Related Party Transactions

ATFA is the investment adviser for the AEGON/Transamerica Series Fund, Inc. (“Fund”). The Fund has entered into annually renewable investment advisory agreements for each portfolio. The agreements provide for an advisory fee at the following annual rate to ATFA as a percentage of the average daily net assets of the portfolio.

Portfolio	Advisory Fee
Transamerica Money Market	0.35%
AEGON Bond	0.45%
Janus Growth	0.80%
Janus Global	0.80%
LKCM Strategic Total Return(1)	0.80%
Van Kampen Emerging Growth	0.80%
Alger Aggressive Growth	0.80%
Federated Growth & Income	0.75%
Transamerica Value Balanced	0.75%
PBHG/NWQ Value Select	0.80%

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Portfolio	Advisory Fee
American Century International(2)	1.00%
GE U.S. Equity	0.775%
Third Avenue Value	0.80%
Clarion Real Estate Securities	0.80%
Marsico Growth(3)	0.80%
Munder Net50	0.90%
T. Rowe Price Equity Income	0.75%
T. Rowe Price Small Cap	0.75%
Salomon All Cap(4)	0.90%
PBHG Mid Cap Growth(4)	0.90%
Dreyfus Mid Cap(5)	0.85%
Great Companies-AmericaSM	0.80%
Great Companies-TechnologySM	0.80%
Templeton Great Companies Global	0.80%
Asset Allocation-Conservative Portfolio	0.10%
Asset Allocation-Moderate Portfolio	0.10%
Asset Allocation-Moderate Growth Portfolio	0.10%
Asset Allocation-Growth Portfolio	0.10%
PIMCO Total Return	0.70%
Janus Balanced(6)	0.90%
Transamerica Convertible Securities(7)	0.80%
Transamerica Equity	0.75%
Transamerica Growth Opportunities	0.85%
Capital Guardian Value(8)	0.85%
Transamerica U.S. Government Securities	0.65%
J.P. Morgan Enhanced Index	0.75%
MFS High Yield	0.775%
Capital Guardian U.S. Equity(8)	0.85%

AEGON/Transamerica Fund Services, Inc. (“ATFS”) provides the Fund with administrative and transfer agency services. ATFS is a wholly-owned subsidiary of WRL. ATFA is directly owned by WRL (78%) and AUSA Holding Company (22%) both of which are indirect wholly-owned subsidiaries of AEGON NV., a holding company organized under the laws of the Netherlands.

(1)	AEGON/Transamerica Advisers receives compensation for its services at 0.80% for the first $250 million of the portfolio’s average daily net assets; 0.775% of assets over $250 million up to $500 million: 0.75% of assets over $500 million up to $750 million; 0.70% of assets over $750 million up to $1 billion; and 0.60% of assets in excess of $1 billion.
(2)	AEGON/Transamerica Advisers receives compensation for its services at 1.00% for the first $50 million of the portfolio’s average daily net assets; 0.95% of assets over $50 million up to $150 million; 0.90% of assets over $150 million up to $500 million; 0.85% of assets over $500 million up to $1 billion; and 0.80% of assets in excess of $1 billion.
(3)	AEGON/Transamerica Advisers receives compensation for its services at 0.80% for the first $250 million of the portfolio’s average daily net assets; 0.75% of assets over $250 million up to $500 million; 0.70% of assets over $500 million up to $1 billion; and 0.60% of assets in excess of $1 billion.
(4)	AEGON/Transamerica Advisers receives compensation for its services at 0.90% for the first $100 million of the portfolio’s average daily net assets; and 0.80% of assets in excess of $100 million.

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

(5)	AEGON/Transamerica Advisers receives compensation for its services at 0.85% for the First $100 million of the portfolio’s average daily net assets; and 0.80% of assets in excess of $100 million.
(6)	AEGON/Transamerica Advisers receives compensation for its services at 0.90% for the first $500 million of the portfolio’s average daily net assets; 0.85% of assets over $500 million up to $1 billion; and 0.80% of assets in excess of $1 billion.
(7)	AEGON/Transamerica Advisers receives compensation for its services at 0.80% for the first $500 million of the portfolio’s average daily net assets; 0.70% of assets in excess of $500 million.
(8)	AEGON/Transamerica Advisers receives compensation for its services at 0.85% for the first $300 million of the portfolio’s average daily net assets; 0.80% of assets over $300 million up to $500 million; and 0.775% of assets in excess of $500 million.

NOTE 3 — DIVIDEND DISTRIBUTIONS

Dividends are not declared by the Annuity Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the accumulation unit value used to calculate the equity value within the Annuity Account. Consequently, a dividend distribution by the underlying Fund does not change either the accumulation unit value or equity values within the Annuity Account.

NOTE 4 — SECURITIES TRANSACTIONS

Securities transactions for the year ended December 31, 2003 are as follows (in thousands):

Subaccount	Purchases of Securities	Proceeds from Sales of Securities
WRL Transamerica Money Market	$974,485	$1,183,474
WRL AEGON Bond	49,530	113,166
WRL Janus Growth	18,209	133,995
WRL Janus Global	544,127	651,035
WRL LKCM Strategic Total Return	10,348	53,382
WRL Van Kampen Emerging Growth	8,194	73,185
WRL Alger Aggressive Growth	20,535	46,988
WRL Federated Growth & Income	47,887	43,416
WRL Transamerica Value Balanced	16,461	50,332
WRL PBHG\ NWQ Value Select	22,916	34,875
WRL American Century International	201,334	162,540
WRL GE U.S. Equity	11,464	22,023
WRL Third Avenue Value	27,240	20,875
WRL Clarion Real Estate Securities	25,539	21,190
WRL Marsico Growth	14,967	9,248
WRL Munder Net50	31,731	13,921
WRL T. Rowe Price Equity Income	12,952	7,817
WRL T. Rowe Price Small Cap	53,507	35,734
WRL Salomon All Cap	15,649	24,425
WRL PBHG Mid Cap Growth	39,721	41,132
WRL Dreyfus Mid Cap	16,661	12,221
WRL Great Companies- AmericaSM	15,279	25,015
WRL Great Companies- TechnologySM	32,212	19,621
WRL Templeton Great Companies Global	24,997	9,619
WRL Asset Allocation- Conservative Portfolio	83,358	36,438

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Subaccount	Purchases of Securities	Proceeds from Sales of Securities
WRL Asset Allocation-Moderate Portfolio	$179,341	$24,038
WRL Asset Allocation-Moderate Growth Portfolio	155,655	19,658
WRL Asset Allocation-Growth Portfolio	96,489	9,163
WRL PIMCO Total Return	42,436	34,225
WRL Janus Balanced	15,349	17,227
WRL Transamerica Convertible Securities	12,631	3,502
WRL Transamerica Equity	31,660	13,341
WRL Transamerica Growth Opportunities	18,157	1,826
WRL Capital Guardian Value	20,323	4,089
WRL Transamerica U.S. Government Securities	19,566	20,694
WRL J.P. Morgan Enhanced Index	$7,808	$3,356
WRL MFS High Yield	19,361	9,144
WRL Capital Guardian U.S. Equity	18,283	3,047
Access U.S. Government Money Market Portfolio	99,519	91,335
Potomac Dow 30 Plus Portfolio	7,557	4,159
Potomac OTC Plus Portfolio	105,468	75,644
Wells S&P REIT Index Portfolio	1,736	166
Fidelity VIP Growth Opportunities Portfolio	2,499	2,188
Fidelity VIP Contrafund Portfolio	9,365	8,860
Fidelity VIP Equity-Income Portfolio	11,531	8,593

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

NOTE 5 — FINANCIAL HIGHLIGHTS

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Transamerica Money Market Subaccount
Class A	12/31/03		$16.04	$(0.07)	$0.00	$(0.07)	$15.97
	12/31/02		16.01	0.03	0.00	0.03	16.04
	12/31/01		15.59	0.42	0.00	0.42	16.01
	12/31/00		14.88	0.71	0.00	0.71	15.59
	12/31/99		14.37	0.51	0.00	0.51	14.88
Class B	12/31/03		13.31	(0.10)	0.01	(0.09)	13.22
	12/31/02		13.30	0.01	0.00	0.01	13.31
	12/31/01		12.97	0.33	0.00	0.33	13.30
	12/31/00		12.40	0.57	0.00	0.57	12.97
	12/31/99		11.99	0.41	0.00	0.41	12.40
Class C	12/31/03		10.72	(0.10)	0.01	(0.09)	10.63
	12/31/02		10.74	(0.02)	0.00	(0.02)	10.72
	12/31/01		10.50	0.24	0.00	0.24	10.74
	12/31/00		10.05	0.45	0.00	0.45	10.50
	12/31/99	(1)	10.00	0.05	0.00	0.05	10.05
Class D	12/31/03		10.70	(0.11)	0.00	(0.11)	10.59
	12/31/02		10.73	(0.03)	0.00	(0.03)	10.70
	12/31/01		10.51	0.22	0.00	0.22	10.73
	12/31/00		10.05	0.46	0.00	0.46	10.51
	12/31/99	(1)	10.00	0.05	0.00	0.05	10.05
Class E	12/31/03	(1)	100.00	0.08	(0.02)	0.06	100.06
Class F	12/31/03	(1)	10.00	(0.05)	0.00	(0.05)	9.95
Class G	12/31/03	(1)	10.00	(0.08)	0.00	(0.08)	9.92
Class H	12/31/03	(1)	10.00	(0.06)	0.00	(0.06)	9.94
Class I	12/31/03	(1)	10.00	(0.09)	0.00	(0.09)	9.91
WRL AEGON Bond Subaccount
Class A	12/31/03		25.65	0.79	(0.03)	0.76	26.41
	12/31/02		23.61	0.63	1.41	2.04	25.65
	12/31/01		22.12	(0.14)	1.63	1.49	23.61
	12/31/00		20.20	0.90	1.02	1.92	22.12
	12/31/99		21.08	0.76	(1.64)	(0.88)	20.20
Class B	12/31/03		17.48	0.53	(0.03)	0.50	17.98
	12/31/02		16.12	0.42	0.94	1.36	17.48
	12/31/01		15.13	(0.12)	1.11	0.99	16.12
	12/31/00		13.83	0.59	0.71	1.30	15.13
	12/31/99		14.45	0.59	(1.21)	(0.62)	13.83
Class C	12/31/03		12.54	0.41	(0.09)	0.32	12.86
	12/31/02		11.59	0.19	0.76	0.95	12.54
	12/31/01		10.90	(0.10)	0.79	0.69	11.59
	12/31/00		9.98	1.00	(0.08)	0.92	10.90
	12/31/99	(1)	10.00	0.56	(0.58)	(0.02)	9.98
Class D	12/31/03		12.51	0.35	(0.05)	0.30	12.81
	12/31/02		11.58	0.14	0.79	0.93	12.51
	12/31/01		10.91	(0.15)	0.82	0.67	11.58
	12/31/00		9.98	0.50	0.43	0.93	10.91
	12/31/99	(1)	10.00	0.56	(0.58)	(0.02)	9.98
Class E	12/31/03	(1)	100.00	4.13	(1.40)	2.73	102.73
Class F	12/31/03	(1)	10.00	(0.05)	0.14	0.09	10.09
Class G	12/31/03	(1)	10.00	(0.09)	0.16	0.07	10.07
Class H	12/31/03	(1)	10.00	(0.06)	0.14	0.08	10.08
Class I	12/31/03	(1)	10.00	(0.09)	0.15	0.06	10.06

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Transamerica Money Market Subaccount (continued)
Class A	12/31/03		(0.56)%	$40,384	0.81%	1.25%
	12/31/02		0.19	71,723	0.19	1.25
	12/31/01		2.69	78,284	2.49	1.25
	12/31/00		4.80	60,237	4.67	1.25
	12/31/99		3.55	96,984	3.52	1.25
Class B	12/31/03		(0.65)	150,000	0.81	1.40
	12/31/02		0.04	302,991	0.03	1.40
	12/31/01		2.54	300,383	2.31	1.40
	12/31/00		4.64	203,148	4.53	1.40
	12/31/99		3.39	269,284	3.37	1.40
Class C	12/31/03		(0.93)	20,753	0.79	1.65
	12/31/02		(0.21)	53,253	(0.32)	1.65
	12/31/01		2.28	7,724	1.83	1.65
	12/31/00		4.55	2,411	4.47	1.65
	12/31/99	(1)	0.46	25	5.28	1.65
Class D	12/31/03		(1.06)	1,716	0.80	1.80
	12/31/02		(0.36)	2,035	(0.45)	1.80
	12/31/01		2.13	543	2.21	1.80
	12/31/00		4.62	559	4.33	1.80
	12/31/99	(1)	0.46	25	5.28	1.80
Class E	12/31/03	(1)	0.06	25	0.54	0.65
Class F	12/31/03	(1)	(0.51)	1,098	0.29	1.25
Class G	12/31/03	(1)	(0.78)	3,242	0.29	1.65
Class H	12/31/03	(1)	(0.61)	23	0.31	1.40
Class I	12/31/03	(1)	(0.88)	24	0.32	1.80
WRL AEGON Bond Subaccount (continued)
Class A	12/31/03		2.88	38,694	4.28	1.25
	12/31/02		8.61	52,173	2.56	1.25
	12/31/01		6.73	47,689	(0.62)	1.25
	12/31/00		9.51	34,439	4.30	1.25
	12/31/99		(4.14)	37,241	3.69	1.25
Class B	12/31/03		2.79	140,014	4.34	1.40
	12/31/02		8.44	194,524	2.51	1.40
	12/31/01		6.57	155,083	(0.78)	1.40
	12/31/00		9.35	79,326	4.15	1.40
	12/31/99		(4.29)	86,875	4.16	1.40
Class C	12/31/03		2.50	13,998	4.88	1.65
	12/31/02		8.17	12,464	1.56	1.65
	12/31/01		6.31	2,764	(0.91)	1.65
	12/31/00		9.25	245	9.61	1.65
	12/31/99	(1)	(0.21)	25	64.13	1.65
Class D	12/31/03		2.36	1,610	4.57	1.80
	12/31/02		8.01	1,467	2.30	1.80
	12/31/01		6.15	35	(1.35)	1.80
	12/31/00		9.32	32	4.79	1.80
	12/31/99	(1)	(0.21)	25	64.13	1.80
Class E	12/31/03	(1)	2.73	1	4.54	0.65
Class F	12/31/03	(1)	0.94	1,120	0.31	1.25
Class G	12/31/03	(1)	0.67	253	0.21	1.65
Class H	12/31/03	(1)	0.84	134	0.30	1.40
Class I	12/31/03	(1)	0.57	27	0.29	1.80

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Janus Growth Subaccount
Class A	12/31/03		$33.96	$(0.48)	$10.79	$10.31	$44.27
	12/31/02		49.07	(0.50)	(14.61)	(15.11)	33.96
	12/31/01		69.21	(0.69)	(19.45)	(20.14)	49.07
	12/31/00		98.62	10.08	(39.49)	(29.41)	69.21
	12/31/99		62.54	15.61	20.47	36.08	98.62
Class B	12/31/03		16.25	(0.26)	5.17	4.91	21.16
	12/31/02		23.52	(0.27)	(7.00)	(7.27)	16.25
	12/31/01		33.23	(0.37)	(9.34)	(9.71)	23.52
	12/31/00		47.42	5.14	(19.33)	(14.19)	33.23
	12/31/99		30.12	8.20	9.10	17.30	47.42
Class C	12/31/03		3.70	(0.07)	1.18	1.11	4.81
	12/31/02		5.37	(0.07)	(1.60)	(1.67)	3.70
	12/31/01		7.61	(0.10)	(2.14)	(2.24)	5.37
	12/31/00		10.87	2.75	(6.01)	(3.26)	7.61
	12/31/99	(1)	10.00	1.59	(0.72)	0.87	10.87
Class D	12/31/03		3.70	(0.08)	1.17	1.09	4.79
	12/31/02		5.37	(0.08)	(1.59)	(1.67)	3.70
	12/31/01		7.61	(0.11)	(2.13)	(2.24)	5.37
	12/31/00		10.87	2.58	(5.84)	(3.26)	7.61
	12/31/99	(1)	10.00	1.59	(0.72)	0.87	10.87
Class E	12/31/03	(1)	100.00	(0.53)	26.34	25.81	125.81
Class F	12/31/03	(1)	10.00	(0.09)	2.13	2.04	12.04
Class G	12/31/03	(1)	10.00	(0.12)	2.13	2.01	12.01
Class H	12/31/03	(1)	10.00	(0.11)	2.14	2.03	12.03
Class I	12/31/03	(1)	10.00	(0.13)	2.13	2.00	12.00
WRL Janus Global Subaccount
Class A	12/31/03		23.70	(0.31)	5.46	5.15	28.85
	12/31/02		32.44	0.33	(9.07)	(8.74)	23.70
	12/31/01		42.58	(0.13)	(10.01)	(10.14)	32.44
	12/31/00		52.29	9.64	(19.35)	(9.71)	42.58
	12/31/99		30.94	2.84	18.51	21.35	52.29
Class B	12/31/03		23.35	(0.34)	5.37	5.03	28.38
	12/31/02		32.01	0.31	(8.97)	(8.66)	23.35
	12/31/01		42.07	(0.19)	(9.87)	(10.06)	32.01
	12/31/00		51.75	9.99	(19.67)	(9.68)	42.07
	12/31/99		30.67	3.02	18.06	21.08	51.75
Class C	12/31/03		5.11	(0.08)	1.16	1.08	6.19
	12/31/02		7.02	0.03	(1.94)	(1.91)	5.11
	12/31/01		9.25	(0.06)	(2.17)	(2.23)	7.02
	12/31/00		11.39	4.26	(6.40)	(2.14)	9.25
	12/31/99	(1)	10.00	0.64	0.75	1.39	11.39
Class D	12/31/03		5.10	(0.10)	1.17	1.07	6.17
	12/31/02		7.01	0.06	(1.97)	(1.91)	5.10
	12/31/01		9.26	(0.07)	(2.18)	(2.25)	7.01
	12/31/00		11.39	4.01	(6.14)	(2.13)	9.26
	12/31/99	(1)	10.00	0.64	0.75	1.39	11.39
Class E	12/31/03	(1)	100.00	(0.53)	26.92	26.39	126.39
Class F	12/31/03	(1)	10.00	(0.10)	2.50	2.40	12.40
Class G	12/31/03	(1)	10.00	(0.11)	2.48	2.37	12.37
Class H	12/31/03	(1)	10.00	(0.11)	2.50	2.39	12.39
Class I	12/31/03	(1)	10.00	(0.13)	2.49	2.36	12.36

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Janus Growth Subaccount (continued)
Class A	12/31/03		30.22%	$236,583	0.00%	1.25%
	12/31/02		(30.80)	217,230	(1.25)	1.25
	12/31/01		(29.10)	423,902	(1.25)	1.25
	12/31/00		(29.83)	735,722	10.63	1.25
	12/31/99		57.69	1,166,818	20.94	1.25
Class B	12/31/03		30.10	387,847	0.00	1.40
	12/31/02		(30.90)	361,607	(1.40)	1.40
	12/31/01		(29.20)	688,012	(1.40)	1.40
	12/31/00		(29.93)	1,150,997	11.31	1.40
	12/31/99		57.45	1,530,464	22.70	1.40
Class C	12/31/03		29.74	10,686	0.00	1.65
	12/31/02		(31.07)	6,060	(1.65)	1.65
	12/31/01		(29.38)	7,200	2.09	1.65
	12/31/00		(30.00)	6,126	28.15	1.65
	12/31/99	(1)	8.70	27	173.48	1.65
Class D	12/31/03		29.57	881	0.00	1.80
	12/31/02		(31.18)	596	(1.80)	1.80
	12/31/01		(29.49)	603	(1.81)	1.80
	12/31/00		(29.95)	845	26.21	1.80
	12/31/99	(1)	8.70	27	173.48	1.80
Class E	12/31/03	(1)	25.81	1	0.00	0.65
Class F	12/31/03	(1)	20.66	363	0.00	1.25
Class G	12/31/03	(1)	20.34	67	0.00	1.65
Class H	12/31/03	(1)	20.54	123	0.00	1.40
Class I	12/31/03	(1)	20.22	29	0.00	1.80
WRL Janus Global Subaccount (continued)
Class A	12/31/03		21.60	98,109	0.00	1.25
	12/31/02		(26.94)	107,242	1.20	1.25
	12/31/01		(23.80)	206,986	(0.37)	1.25
	12/31/00		(18.57)	352,075	18.56	1.25
	12/31/99		68.98	458,385	7.93	1.25
Class B	12/31/03		21.48	249,844	0.00	1.40
	12/31/02		(27.05)	268,141	1.13	1.40
	12/31/01		(23.92)	504,195	(0.53)	1.40
	12/31/00		(18.69)	867,971	19.50	1.40
	12/31/99		68.73	976,752	8.45	1.40
Class C	12/31/03		21.15	1,413	0.00	1.65
	12/31/02		(27.24)	1,172	0.43	1.65
	12/31/01		(24.11)	2,084	(0.77)	1.65
	12/31/00		(18.77)	3,478	39.73	1.65
	12/31/99	(1)	13.87	28	70.01	1.65
Class D	12/31/03		20.99	258	0.00	1.80
	12/31/02		(27.35)	208	1.08	1.80
	12/31/01		(24.22)	238	(0.92)	1.80
	12/31/00		(18.71)	402	37.21	1.80
	12/31/99	(1)	13.87	28	70.01	1.80
Class E	12/31/03	(1)	26.39	1	0.00	0.65
Class F	12/31/03	(1)	23.83	85	0.00	1.25
Class G	12/31/03	(1)	23.50	38	0.00	1.65
Class H	12/31/03	(1)	23.70	88	0.00	1.40
Class I	12/31/03	(1)	23.37	25	0.00	1.80

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL LKCM Strategic Total Return Subaccount
Class A	12/31/03		$18.08	$0.27	$3.54	$3.81	$21.89
	12/31/02		20.47	0.31	(2.70)	(2.39)	18.08
	12/31/01		21.19	(0.16)	(0.56)	(0.72)	20.47
	12/31/00		22.29	1.47	(2.57)	(1.10)	21.19
	12/31/99		20.14	1.52	0.63	2.15	22.29
Class B	12/31/03		17.82	0.23	3.49	3.72	21.54
	12/31/02		20.20	0.29	(2.67)	(2.38)	17.82
	12/31/01		20.94	(0.19)	(0.55)	(0.74)	20.20
	12/31/00		22.07	1.42	(2.55)	(1.13)	20.94
	12/31/99		19.97	1.54	0.56	2.10	22.07
Class C	12/31/03		8.28	0.11	1.60	1.71	9.99
	12/31/02		9.41	0.13	(1.26)	(1.13)	8.28
	12/31/01		9.78	(0.11)	(0.26)	(0.37)	9.41
	12/31/00		10.32	1.43	(1.97)	(0.54)	9.78
	12/31/99	(1)	10.00	0.55	(0.23)	0.32	10.32
Class D	12/31/03		8.26	0.10	1.59	1.69	9.95
	12/31/02		9.40	0.07	(1.21)	(1.14)	8.26
	12/31/01		9.79	(0.13)	(0.26)	(0.39)	9.40
	12/31/00		10.32	1.17	(1.70)	(0.53)	9.79
	12/31/99	(1)	10.00	0.55	(0.23)	0.32	10.32
Class E	12/31/03	(1)	100.00	2.42	21.49	23.91	123.91
Class F	12/31/03	(1)	10.00	(0.07)	1.89	1.82	11.82
Class G	12/31/03	(1)	10.00	(0.10)	1.88	1.78	11.78
Class H	12/31/03	(1)	10.00	(0.08)	1.88	1.80	11.80
Class I	12/31/03	(1)	10.00	(0.11)	1.88	1.77	11.77
WRL Van Kampen Emerging Growth Subaccount
Class A	12/31/03		24.07	(0.34)	6.73	6.39	30.46
	12/31/02		36.41	(0.35)	(11.99)	(12.34)	24.07
	12/31/01		55.22	(0.49)	(18.32)	(18.81)	36.41
	12/31/00		63.48	14.84	(23.10)	(8.26)	55.22
	12/31/99		31.33	8.33	23.82	32.15	63.48
Class B	12/31/03		23.72	(0.37)	6.63	6.26	29.98
	12/31/02		35.94	(0.39)	(11.83)	(12.22)	23.72
	12/31/01		54.59	(0.55)	(18.10)	(18.65)	35.94
	12/31/00		62.85	15.66	(23.92)	(8.26)	54.59
	12/31/99		31.06	8.95	22.84	31.79	62.85
Class C	12/31/03		4.54	(0.08)	1.27	1.19	5.73
	12/31/02		6.90	(0.09)	(2.27)	(2.36)	4.54
	12/31/01		10.51	(0.12)	(3.49)	(3.61)	6.90
	12/31/00		12.11	7.05	(8.65)	(1.60)	10.51
	12/31/99	(1)	10.00	1.56	0.55	2.11	12.11
Class D	12/31/03		4.53	(0.09)	1.27	1.18	5.71
	12/31/02		6.89	(0.09)	(2.27)	(2.36)	4.53
	12/31/01		10.51	(0.14)	(3.48)	(3.62)	6.89
	12/31/00		12.11	7.53	(9.13)	(1.60)	10.51
	12/31/99	(1)	10.00	1.56	0.55	2.11	12.11
Class E	12/31/03	(1)	100.00	(0.53)	26.07	25.54	125.54
Class F	12/31/03	(1)	10.00	(0.10)	2.02	1.92	11.92
Class G	12/31/03	(1)	10.00	(0.12)	2.01	1.89	11.89
Class H	12/31/03	(1)	10.00	(0.11)	2.02	1.91	11.91
Class I	12/31/03	(1)	10.00	(0.13)	2.01	1.88	11.88

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL LKCM Strategic Total Return Subaccount (continued)
Class A	12/31/03		20.97%	$63,144	2.63%	1.25%
	12/31/02		(11.67)	67,379	1.60	1.25
	12/31/01		(3.40)	106,001	(0.80)	1.25
	12/31/00		(4.96)	139,232	6.87	1.25
	12/31/99		10.68	156,928	7.33	1.25
Class B	12/31/03		20.86	166,232	2.66	1.40
	12/31/02		(11.80)	166,831	1.52	1.40
	12/31/01		(3.54)	238,281	(0.95)	1.40
	12/31/00		(5.10)	311,816	6.71	1.40
	12/31/99		10.51	356,121	7.46	1.40
Class C	12/31/03		20.52	6,153	2.88	1.65
	12/31/02		(12.02)	4,333	1.48	1.65
	12/31/01		(3.79)	2,599	(0.65)	1.65
	12/31/00		(5.19)	1,660	14.50	1.65
	12/31/99	(1)	3.16	26	61.80	1.65
Class D	12/31/03		20.36	554	2.96	1.80
	12/31/02		(12.15)	324	0.85	1.80
	12/31/01		(3.93)	176	(1.37)	1.80
	12/31/00		(5.12)	205	11.77	1.80
	12/31/99	(1)	3.16	26	61.80	1.80
Class E	12/31/03	(1)	23.91	1	2.61	0.65
Class F	12/31/03	(1)	18.54	187	0.16	1.25
Class G	12/31/03	(1)	18.22	44	0.16	1.65
Class H	12/31/03	(1)	18.42	24	0.19	1.40
Class I	12/31/03	(1)	18.10	24	0.19	1.80
WRL Van Kampen Emerging Growth Subaccount (continued)
Class A	12/31/03		26.44	77,890	0.00	1.25
	12/31/02		(33.89)	79,435	(1.17)	1.25
	12/31/01		(34.06)	163,092	(1.18)	1.25
	12/31/00		(13.01)	324,006	21.31	1.25
	12/31/99		102.62	390,626	21.35	1.25
Class B	12/31/03		26.32	257,930	0.00	1.40
	12/31/02		(33.99)	243,233	(1.32)	1.40
	12/31/01		(34.16)	475,293	(1.33)	1.40
	12/31/00		(13.14)	884,351	22.79	1.40
	12/31/99		102.31	891,089	22.92	1.40
Class C	12/31/03		25.97	6,822	0.00	1.65
	12/31/02		(34.16)	4,574	(1.55)	1.65
	12/31/01		(34.32)	4,417	0.21	1.65
	12/31/00		(13.22)	4,202	55.72	1.65
	12/31/99	(1)	21.08	30	163.83	1.65
Class D	12/31/03		25.80	810	0.00	1.80
	12/31/02		(34.26)	444	(1.71)	1.80
	12/31/01		(34.42)	491	(1.73)	1.80
	12/31/00		(13.16)	808	59.88	1.80
	12/31/99	(1)	21.08	30	163.83	1.80
Class E	12/31/03	(1)	25.54	1	0.00	0.65
Class F	12/31/03	(1)	19.16	174	0.00	1.25
Class G	12/31/03	(1)	18.84	42	0.00	1.65
Class H	12/31/03	(1)	19.04	42	0.00	1.40
Class I	12/31/03	(1)	18.72	24	0.00	1.80

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Alger Aggressive Growth Subaccount
Class A	12/31/03		$15.87	$(0.23)	$5.52	$5.29	$21.16
	12/31/02		24.50	(0.25)	(8.38)	(8.63)	15.87
	12/31/01		29.69	(0.32)	(4.87)	(5.19)	24.50
	12/31/00		43.79	4.09	(18.19)	(14.10)	29.69
	12/31/99		26.23	4.29	13.27	17.56	43.79
Class B	12/31/03		15.67	(0.26)	5.45	5.19	20.86
	12/31/02		24.22	(0.28)	(8.27)	(8.55)	15.67
	12/31/01		29.40	(0.35)	(4.83)	(5.18)	24.22
	12/31/00		43.42	4.39	(18.41)	(14.02)	29.40
	12/31/99		26.05	4.68	12.69	17.37	43.42
Class C	12/31/03		4.20	(0.08)	1.46	1.38	5.58
	12/31/02		6.51	(0.08)	(2.23)	(2.31)	4.20
	12/31/01		7.92	(0.11)	(1.30)	(1.41)	6.51
	12/31/00		11.70	2.41	(6.19)	(3.78)	7.92
	12/31/99	(1)	10.00	1.01	0.69	1.70	11.70
Class D	12/31/03		4.19	(0.09)	1.45	1.36	5.55
	12/31/02		6.50	(0.08)	(2.23)	(2.31)	4.19
	12/31/01		7.92	(0.12)	(1.30)	(1.42)	6.50
	12/31/00		11.70	2.41	(6.19)	(3.78)	7.92
	12/31/99	(1)	10.00	1.01	0.69	1.70	11.70
Class E	12/31/03	(1)	100.00	(0.54)	27.87	27.33	127.33
Class F	12/31/03	(1)	10.00	(0.10)	2.12	2.02	12.02
Class G	12/31/03	(1)	10.00	(0.12)	2.11	1.99	11.99
Class H	12/31/03	(1)	10.00	(0.11)	2.12	2.01	12.01
Class I	12/31/03	(1)	10.00	(0.14)	2.12	1.98	11.98
WRL Federated Growth & Income Subaccount
Class A	12/31/03		22.17	0.72	4.89	5.61	27.78
	12/31/02		22.24	1.06	(1.13)	(0.07)	22.17
	12/31/01		19.46	0.12	2.66	2.78	22.24
	12/31/00		15.26	0.80	3.40	4.20	19.46
	12/31/99		16.17	0.83	(1.74)	(0.91)	15.26
Class B	12/31/03		21.89	0.69	4.80	5.49	27.38
	12/31/02		21.98	0.99	(1.08)	(0.09)	21.89
	12/31/01		19.27	0.00	2.71	2.71	21.98
	12/31/00		15.13	0.75	3.39	4.14	19.27
	12/31/99		16.06	0.87	(1.80)	(0.93)	15.13
Class C	12/31/03		14.49	0.45	3.14	3.59	18.08
	12/31/02		14.59	0.80	(0.90)	(0.10)	14.49
	12/31/01		12.82	0.02	1.75	1.77	14.59
	12/31/00		10.07	0.92	1.83	2.75	12.82
	12/31/99	(1)	10.00	0.47	(0.40)	0.07	10.07
Class D	12/31/03		14.46	0.48	3.07	3.55	18.01
	12/31/02		14.58	0.28	(0.40)	(0.12)	14.46
	12/31/01		12.83	(0.06)	1.81	1.75	14.58
	12/31/00		10.07	0.50	2.26	2.76	12.83
	12/31/99	(1)	10.00	0.47	(0.40)	0.07	10.07
Class E	12/31/03	(1)	100.00	4.08	19.67	23.75	123.75
Class F	12/31/03	(1)	10.00	(0.01)	1.99	1.98	11.98
Class G	12/31/03	(1)	10.00	(0.04)	1.99	1.95	11.95
Class H	12/31/03	(1)	10.00	(0.00)	1.97	1.97	11.97
Class I	12/31/03	(1)	10.00	0.01	1.92	1.93	11.93

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Alger Aggressive Growth Subaccount (continued)
Class A	12/31/03		33.17%	$37,752	0.00%	1.25%
	12/31/02		(35.21)	32,595	(1.25)	1.25
	12/31/01		(17.49)	69,616	(1.25)	1.25
	12/31/00		(32.18)	113,930	10.16	1.25
	12/31/99		66.92	170,691	13.95	1.25
Class B	12/31/03		33.05	192,246	0.00	1.40
	12/31/02		(35.31)	163,239	(1.40)	1.40
	12/31/01		(17.62)	324,106	(1.40)	1.40
	12/31/00		(32.29)	478,889	11.10	1.40
	12/31/99		66.67	575,367	15.21	1.40
Class C	12/31/03		32.68	5,944	0.00	1.65
	12/31/02		(35.47)	2,777	(1.65)	1.65
	12/31/01		(17.82)	2,491	(1.64)	1.65
	12/31/00		(32.35)	2,167	24.77	1.65
	12/31/99	(1)	17.05	29	106.09	1.65
Class D	12/31/03		32.50	1,075	0.00	1.80
	12/31/02		(35.57)	494	(1.80)	1.80
	12/31/01		(17.95)	307	(1.80)	1.80
	12/31/00		(32.30)	399	24.77	1.80
	12/31/99	(1)	17.05	29	106.09	1.80
Class E	12/31/03	(1)	27.33	1	0.00	0.65
Class F	12/31/03	(1)	20.32	229	0.00	1.25
Class G	12/31/03	(1)	20.00	104	0.00	1.65
Class H	12/31/03	(1)	20.20	82	0.00	1.40
Class I	12/31/03	(1)	19.88	24	0.00	1.80
WRL Federated Growth & Income Subaccount (continued)
Class A	12/31/03		25.14	61,013	4.23	1.25
	12/31/02		(0.29)	49,332	4.73	1.25
	12/31/01		14.26	40,167	0.57	1.25
	12/31/00		27.56	19,086	4.83	1.25
	12/31/99		(5.64)	11,318	5.27	1.25
Class B	12/31/03		25.02	237,809	4.27	1.40
	12/31/02		(0.44)	205,794	4.44	1.40
	12/31/01		14.09	174,484	0.47	1.40
	12/31/00		27.37	75,001	4.56	1.40
	12/31/99		(5.78)	45,739	5.55	1.40
Class C	12/31/03		24.68	28,100	4.46	1.65
	12/31/02		(0.69)	17,101	5.50	1.65
	12/31/01		13.81	3,718	0.21	1.65
	12/31/00		27.26	302	8.00	1.65
	12/31/99	(1)	0.74	25	54.01	1.65
Class D	12/31/03		24.51	2,066	4.82	1.80
	12/31/02		(0.84)	1,163	3.57	1.80
	12/31/01		13.64	45	(0.44)	1.80
	12/31/00		27.35	42	4.50	1.80
	12/31/99	(1)	0.74	25	54.01	1.80
Class E	12/31/03	(1)	23.75	1	4.12	0.65
Class F	12/31/03	(1)	19.15	1,897	0.73	1.25
Class G	12/31/03	(1)	18.83	341	0.67	1.65
Class H	12/31/03	(1)	19.03	273	0.91	1.40
Class I	12/31/03	(1)	18.71	24	1.31	1.80

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Transamerica Value Balanced Subaccount
Class A	12/31/03		$15.34	$0.29	$2.57	$2.86	$18.20
	12/31/02		18.02	0.35	(3.03)	(2.68)	15.34
	12/31/01		17.81	0.03	0.18	0.21	18.02
	12/31/00		15.38	1.02	1.41	2.43	17.81
	12/31/99		16.51	0.32	(1.45)	(1.13)	15.38
Class B	12/31/03		15.15	0.26	2.54	2.80	17.95
	12/31/02		17.83	0.33	(3.01)	(2.68)	15.15
	12/31/01		17.65	0.01	0.17	0.18	17.83
	12/31/00		15.27	0.97	1.41	2.38	17.65
	12/31/99		16.41	0.29	(1.43)	(1.14)	15.27
Class C	12/31/03		9.77	0.15	1.63	1.78	11.55
	12/31/02		11.53	0.20	(1.96)	(1.76)	9.77
	12/31/01		11.44	(0.02)	0.11	0.09	11.53
	12/31/00		9.91	1.17	0.36	1.53	11.44
	12/31/99	(1)	10.00	0.28	(0.37)	(0.09)	9.91
Class D	12/31/03		9.75	0.17	1.59	1.76	11.51
	12/31/02		11.52	0.20	(1.97)	(1.77)	9.75
	12/31/01		11.45	(0.09)	0.16	0.07	11.52
	12/31/00		9.91	0.78	0.76	1.54	11.45
	12/31/99	(1)	10.00	0.28	(0.37)	(0.09)	9.91
Class E	12/31/03	(1)	100.00	2.85	17.09	19.94	119.94
Class F	12/31/03	(1)	10.00	(0.08)	1.52	1.44	11.44
Class G	12/31/03	(1)	10.00	(0.08)	1.49	1.41	11.41
Class H	12/31/03	(1)	10.00	(0.06)	1.49	1.43	11.43
Class I	12/31/03	(1)	10.00	(0.09)	1.49	1.40	11.40
WRL PBHG/NWQ Value Select Subaccount
Class A	12/31/03		12.99	(0.07)	3.73	3.66	16.65
	12/31/02		15.33	0.11	(2.45)	(2.34)	12.99
	12/31/01		15.81	(0.17)	(0.31)	(0.48)	15.33
	12/31/00		13.90	0.16	1.75	1.91	15.81
	12/31/99		13.04	0.13	0.73	0.86	13.90
Class B	12/31/03		12.86	(0.08)	3.68	3.60	16.46
	12/31/02		15.20	0.09	(2.43)	(2.34)	12.86
	12/31/01		15.70	(0.19)	(0.31)	(0.50)	15.20
	12/31/00		13.82	0.14	1.74	1.88	15.70
	12/31/99		12.98	0.10	0.74	0.84	13.82
Class C	12/31/03		9.64	(0.09)	2.75	2.66	12.30
	12/31/02		11.42	0.05	(1.83)	(1.78)	9.64
	12/31/01		11.83	(0.17)	(0.24)	(0.41)	11.42
	12/31/00		10.42	0.20	1.21	1.41	11.83
	12/31/99	(1)	10.00	0.20	0.22	0.42	10.42
Class D	12/31/03		9.62	(0.10)	2.74	2.64	12.26
	12/31/02		11.41	(0.07)	(1.72)	(1.79)	9.62
	12/31/01		11.83	(0.19)	(0.23)	(0.42)	11.41
	12/31/00		10.42	0.29	1.12	1.41	11.83
	12/31/99	(1)	10.00	0.20	0.22	0.42	10.42
Class E	12/31/03	(1)	100.00	0.42	35.91	36.33	136.33
Class F	12/31/03	(1)	10.00	(0.10)	2.80	2.70	12.70
Class G	12/31/03	(1)	10.00	(0.12)	2.78	2.66	12.66
Class H	12/31/03	(1)	10.00	(0.10)	2.78	2.68	12.68
Class I	12/31/03	(1)	10.00	(0.13)	2.78	2.65	12.65

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Transamerica Value Balanced Subaccount (continued)
Class A	12/31/03		18.55%	$35,311	3.00%	1.25%
	12/31/02		(14.90)	38,915	2.16	1.25
	12/31/01		1.18	45,217	0.17	1.25
	12/31/00		15.75	49,325	6.38	1.25
	12/31/99		(6.81)	59,161	1.95	1.25
Class B	12/31/03		18.44	135,402	3.02	1.40
	12/31/02		(15.02)	141,838	2.09	1.40
	12/31/01		1.03	143,650	0.06	1.40
	12/31/00		15.58	129,133	6.07	1.40
	12/31/99		(6.95)	167,034	1.78	1.40
Class C	12/31/03		18.11	7,046	3.12	1.65
	12/31/02		(15.24)	4,756	1.97	1.65
	12/31/01		0.76	1,692	(0.20)	1.65
	12/31/00		15.47	249	11.06	1.65
	12/31/99	(1)	(0.93)	25	32.57	1.65
Class D	12/31/03		17.95	515	3.38	1.80
	12/31/02		(15.36)	303	2.91	1.80
	12/31/01		0.63	24	(0.75)	1.80
	12/31/00		15.56	39	7.45	1.80
	12/31/99	(1)	(0.93)	25	32.57	1.80
Class E	12/31/03	(1)	19.94	1	3.03	0.65
Class F	12/31/03	(1)	14.34	373	0.11	1.25
Class G	12/31/03	(1)	14.04	43	0.34	1.65
Class H	12/31/03	(1)	14.23	24	0.36	1.40
Class I	12/31/03	(1)	13.92	23	0.35	1.80
WRL PBHG/NWQ Value Select Subaccount (continued)
Class A	12/31/03		28.04	18,113	0.74	1.25
	12/31/02		(15.28)	19,458	0.76	1.25
	12/31/01		(3.03)	29,428	(1.11)	1.25
	12/31/00		13.76	33,469	1.13	1.25
	12/31/99		6.61	32,947	0.92	1.25
Class B	12/31/03		27.92	66,320	0.80	1.40
	12/31/02		(15.40)	59,974	0.65	1.40
	12/31/01		(3.17)	79,151	(1.26)	1.40
	12/31/00		13.59	79,490	1.00	1.40
	12/31/99		6.45	77,102	0.75	1.40
Class C	12/31/03		27.57	8,735	0.80	1.65
	12/31/02		(15.62)	5,518	0.52	1.65
	12/31/01		(3.41)	1,296	(1.51)	1.65
	12/31/00		13.49	147	1.88	1.65
	12/31/99	(1)	4.21	26	22.95	1.65
Class D	12/31/03		27.40	859	0.86	1.80
	12/31/02		(15.74)	383	(1.09)	1.80
	12/31/01		(3.56)	69	(1.66)	1.80
	12/31/00		13.57	84	2.65	1.80
	12/31/99	(1)	4.21	26	22.95	1.80
Class E	12/31/03	(1)	36.33	1	0.80	0.65
Class F	12/31/03	(1)	26.11	228	0.02	1.25
Class G	12/31/03	(1)	25.77	68	0.05	1.65
Class H	12/31/03	(1)	25.98	83	0.07	1.40
Class I	12/31/03	(1)	25.64	28	0.06	1.80

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL American Century International Subaccount
Class A	12/31/03		$7.21	$(0.10)	$1.82	$1.72	$8.93
	12/31/02		9.27	(0.08)	(1.98)	(2.06)	7.21
	12/31/01		12.26	0.23	(3.22)	(2.99)	9.27
	12/31/00		14.60	1.81	(4.15)	(2.34)	12.26
	12/31/99		11.83	0.49	2.28	2.77	14.60
Class B	12/31/03		7.15	(0.11)	1.79	1.68	8.83
	12/31/02		9.20	(0.09)	(1.96)	(2.05)	7.15
	12/31/01		12.18	0.19	(3.17)	(2.98)	9.20
	12/31/00		14.54	1.93	(4.29)	(2.36)	12.18
	12/31/99		11.80	0.43	2.31	2.74	14.54
Class C	12/31/03		5.44	(0.10)	1.36	1.26	6.70
	12/31/02		7.02	(0.07)	(1.51)	(1.58)	5.44
	12/31/01		9.32	0.14	(2.44)	(2.30)	7.02
	12/31/00		11.12	3.74	(5.54)	(1.80)	9.32
	12/31/99	(1)	10.00	0.53	0.59	1.12	11.12
Class D	12/31/03		5.43	(0.10)	1.35	1.25	6.68
	12/31/02		7.01	(0.10)	(1.48)	(1.58)	5.43
	12/31/01		9.32	0.09	(2.40)	(2.31)	7.01
	12/31/00		11.12	3.31	(5.11)	(1.80)	9.32
	12/31/99	(1)	10.00	0.53	0.59	1.12	11.12
Class E	12/31/03	(1)	100.00	(0.53)	33.42	32.89	132.89
Class F	12/31/03	(1)	10.00	(0.10)	2.72	2.62	12.62
Class G	12/31/03	(1)	10.00	(0.12)	2.70	2.58	12.58
Class H	12/31/03	(1)	10.00	(0.11)	2.72	2.61	12.61
Class I	12/31/03	(1)	10.00	(0.14)	2.71	2.57	12.57
WRL GE U.S. Equity Subaccount
Class A	12/31/03		12.43	(0.09)	2.75	2.66	15.09
	12/31/02		15.69	(0.12)	(3.14)	(3.26)	12.43
	12/31/01		17.44	(0.17)	(1.58)	(1.75)	15.69
	12/31/00		17.80	0.60	(0.96)	(0.36)	17.44
	12/31/99		15.22	1.21	1.37	2.58	17.80
Class B	12/31/03		12.32	(0.11)	2.73	2.62	14.94
	12/31/02		15.58	(0.13)	(3.13)	(3.26)	12.32
	12/31/01		17.34	(0.20)	(1.56)	(1.76)	15.58
	12/31/00		17.72	0.56	(0.94)	(0.38)	17.34
	12/31/99		15.18	1.21	1.33	2.54	17.72
Class C	12/31/03		7.20	(0.08)	1.59	1.51	8.71
	12/31/02		9.13	(0.09)	(1.84)	(1.93)	7.20
	12/31/01		10.19	(0.14)	(0.92)	(1.06)	9.13
	12/31/00		10.42	0.76	(0.99)	(0.23)	10.19
	12/31/99	(1)	10.00	0.62	(0.20)	0.42	10.42
Class D	12/31/03		7.19	(0.09)	1.58	1.49	8.68
	12/31/02		9.13	(0.10)	(1.84)	(1.94)	7.19
	12/31/01		10.20	(0.15)	(0.92)	(1.07)	9.13
	12/31/00		10.42	0.86	(1.08)	(0.22)	10.20
	12/31/99	(1)	10.00	0.62	(0.20)	0.42	10.42
Class E	12/31/03	(1)	100.00	0.12	24.34	24.46	124.46
Class F	12/31/03	(1)	10.00	(0.09)	1.81	1.72	11.72
Class G	12/31/03	(1)	10.00	(0.11)	1.80	1.69	11.69
Class H	12/31/03	(1)	10.00	(0.09)	1.80	1.71	11.71
Class I	12/31/03	(1)	10.00	(0.12)	1.80	1.68	11.68

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL American Century International Subaccount (continued)
Class A	12/31/03		23.61%	$7,606	0.00%	1.25%
	12/31/02		(22.17)	2,665	(0.96)	1.25
	12/31/01		(24.39)	3,872	2.14	1.25
	12/31/00		(16.05)	5,910	13.29	1.25
	12/31/99		23.40	5,881	4.08	1.25
Class B	12/31/03		23.50	60,226	0.00	1.40
	12/31/02		(22.28)	15,428	(1.10)	1.40
	12/31/01		(24.51)	16,692	1.80	1.40
	12/31/00		(16.18)	21,548	14.28	1.40
	12/31/99		23.22	20,464	3.54	1.40
Class C	12/31/03		23.16	8,081	0.00	1.65
	12/31/02		(22.48)	1,347	(1.27)	1.65
	12/31/01		(24.70)	496	2.09	1.65
	12/31/00		(16.25)	273	38.14	1.65
	12/31/99	(1)	11.24	28	57.96	1.65
Class D	12/31/03		22.99	912	0.00	1.80
	12/31/02		(22.59)	123	(1.50)	1.80
	12/31/01		(24.81)	150	1.16	1.80
	12/31/00		(16.19)	158	33.98	1.80
	12/31/99	(1)	11.24	28	57.96	1.80
Class E	12/31/03	(1)	32.89	1	0.00	0.65
Class F	12/31/03	(1)	25.76	198	0.00	1.25
Class G	12/31/03	(1)	25.42	29	0.00	1.65
Class H	12/31/03	(1)	25.63	41	0.00	1.40
Class I	12/31/03	(1)	25.30	25	0.00	1.80
WRL GE U.S. Equity Subaccount (continued)
Class A	12/31/03		21.30	18,143	0.60	1.25
	12/31/02		(20.80)	17,125	(0.85)	1.25
	12/31/01		(10.01)	32,248	(1.08)	1.25
	12/31/00		(2.02)	40,557	3.42	1.25
	12/31/99		16.94	32,459	7.35	1.25
Class B	12/31/03		21.19	74,851	0.58	1.40
	12/31/02		(20.92)	71,147	(0.97)	1.40
	12/31/01		(10.15)	105,503	(1.23)	1.40
	12/31/00		(2.17)	132,905	3.22	1.40
	12/31/99		16.76	120,166	7.40	1.40
Class C	12/31/03		20.86	4,906	0.68	1.65
	12/31/02		(21.11)	2,255	(1.14)	1.65
	12/31/01		(10.37)	1,458	(0.75)	1.65
	12/31/00		(2.26)	879	7.40	1.65
	12/31/99	(1)	4.24	26	69.78	1.65
Class D	12/31/03		20.69	1,205	0.58	1.80
	12/31/02		(21.23)	836	(1.30)	1.80
	12/31/01		(10.51)	584	(1.62)	1.80
	12/31/00		(2.19)	352	8.43	1.80
	12/31/99	(1)	4.24	26	69.78	1.80
Class E	12/31/03	(1)	24.46	1	0.57	0.65
Class F	12/31/03	(1)	17.24	116	0.03	1.25
Class G	12/31/03	(1)	16.93	37	0.07	1.65
Class H	12/31/03	(1)	17.12	26	0.08	1.40
Class I	12/31/03	(1)	16.81	28	0.08	1.80

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Third Avenue Value Subaccount
Class A	12/31/03		$12.84	$(0.12)	$4.68	$4.56	$17.40
	12/31/02		14.75	0.07	(1.98)	(1.91)	12.84
	12/31/01		14.07	(0.16)	0.84	0.68	14.75
	12/31/00		10.51	0.49	3.07	3.56	14.07
	12/31/99		9.20	0.15	1.16	1.31	10.51
Class B	12/31/03		12.74	(0.14)	4.65	4.51	17.25
	12/31/02		14.66	0.05	(1.97)	(1.92)	12.74
	12/31/01		14.00	(0.18)	0.84	0.66	14.66
	12/31/00		10.48	0.52	3.00	3.52	14.00
	12/31/99		9.19	0.14	1.15	1.29	10.48
Class C	12/31/03		12.88	(0.17)	4.68	4.51	17.39
	12/31/02		14.86	0.05	(2.03)	(1.98)	12.88
	12/31/01		14.23	(0.22)	0.85	0.63	14.86
	12/31/00		10.66	0.83	2.74	3.57	14.23
	12/31/99	(1)	10.00	0.11	0.55	0.66	10.66
Class D	12/31/03		12.85	(0.19)	4.66	4.47	17.32
	12/31/02		14.85	(0.07)	(1.93)	(2.00)	12.85
	12/31/01		14.24	(0.25)	0.86	0.61	14.85
	12/31/00		10.66	0.42	3.16	3.58	14.24
	12/31/99	(1)	10.00	0.11	0.55	0.66	10.66
Class E	12/31/03	(1)	100.00	(0.02)	41.42	41.40	141.40
Class F	12/31/03	(1)	10.00	(0.10)	3.57	3.47	13.47
Class G	12/31/03	(1)	10.00	(0.13)	3.57	3.44	13.44
Class H	12/31/03	(1)	10.00	(0.10)	3.56	3.46	13.46
Class I	12/31/03	(1)	10.00	(0.13)	3.55	3.42	13.42
WRL Clarion Real Estate Securities Subaccount
Class A	12/31/03		11.51	0.13	3.80	3.93	15.44
	12/31/02		11.25	0.11	0.15	0.26	11.51
	12/31/01		10.26	0.16	0.83	0.99	11.25
	12/31/00		8.02	0.03	2.21	2.24	10.26
	12/31/99		8.44	0.03	(0.45)	(0.42)	8.02
Class B	12/31/03		11.43	0.12	3.75	3.87	15.30
	12/31/02		11.19	0.06	0.18	0.24	11.43
	12/31/01		10.22	0.13	0.84	0.97	11.19
	12/31/00		8.00	0.09	2.13	2.22	10.22
	12/31/99		8.43	0.08	(0.51)	(0.43)	8.00
Class C	12/31/03		14.78	0.13	4.82	4.95	19.73
	12/31/02		14.50	0.03	0.25	0.28	14.78
	12/31/01		13.28	0.09	1.13	1.22	14.50
	12/31/00		10.40	(0.06)	2.94	2.88	13.28
	12/31/99	(1)	10.00	0.00	0.40	0.40	10.40
Class D	12/31/03		14.75	0.06	4.85	4.91	19.66
	12/31/02		14.49	(0.07)	0.33	0.26	14.75
	12/31/01		13.29	0.07	1.13	1.20	14.49
	12/31/00		10.40	(0.12)	3.01	2.89	13.29
	12/31/99	(1)	10.00	0.00	0.40	0.40	10.40
Class E	12/31/03	(1)	100.00	2.03	28.71	30.74	130.74
Class F	12/31/03	(1)	10.00	(0.06)	2.84	2.78	12.78
Class G	12/31/03	(1)	10.00	(0.10)	2.85	2.75	12.75
Class H	12/31/03	(1)	10.00	(0.09)	2.86	2.77	12.77
Class I	12/31/03	(1)	10.00	(0.11)	2.85	2.74	12.74

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Third Avenue Value Subaccount (continued)
Class A	12/31/03		35.42%	$36,321	0.45%	1.25%
	12/31/02		(12.97)	26,197	(0.49)	1.25
	12/31/01		4.85	29,496	(1.14)	1.25
	12/31/00		33.78	17,062	3.80	1.25
	12/31/99		14.28	5,309	1.58	1.25
Class B	12/31/03		35.29	123,868	0.44	1.40
	12/31/02		(13.10)	93,226	0.37	1.40
	12/31/01		4.69	95,623	(1.28)	1.40
	12/31/00		33.58	57,844	4.00	1.40
	12/31/99		14.11	10,148	1.54	1.40
Class C	12/31/03		34.92	21,063	0.44	1.65
	12/31/02		(13.31)	10,130	0.36	1.65
	12/31/01		4.43	2,111	(1.36)	1.65
	12/31/00		33.46	554	6.15	1.65
	12/31/99	(1)	6.60	27	12.46	1.65
Class D	12/31/03		34.74	1,542	0.46	1.80
	12/31/02		(13.44)	515	(0.77)	1.80
	12/31/01		4.28	108	(1.71)	1.80
	12/31/00		33.56	74	3.15	1.80
	12/31/99	(1)	6.60	27	12.46	1.80
Class E	12/31/03	(1)	41.40	1	0.43	0.65
Class F	12/31/03	(1)	34.51	808	0.60	1.25
Class G	12/31/03	(1)	34.15	199	0.05	1.65
Class H	12/31/03	(1)	34.38	58	0.09	1.40
Class I	12/31/03	(1)	34.02	33	0.11	1.80
WRL Clarion Real Estate Securities Subaccount (continued)
Class A	12/31/03		33.92	15,397	2.26	1.25
	12/31/02		2.31	10,293	0.94	1.25
	12/31/01		9.67	4,559	1.48	1.25
	12/31/00		28.01	1,649	0.33	1.25
	12/31/99		(4.97)	407	0.42	1.25
Class B	12/31/03		33.79	67,170	2.35	1.40
	12/31/02		2.16	52,519	0.54	1.40
	12/31/01		9.51	26,918	1.24	1.40
	12/31/00		27.82	10,796	0.94	1.40
	12/31/99		(5.11)	1,626	1.01	1.40
Class C	12/31/03		33.42	9,875	2.41	1.65
	12/31/02		1.90	4,399	0.20	1.65
	12/31/01		9.24	552	0.64	1.65
	12/31/00		27.70	128	(0.54)	1.65
	12/31/99	(1)	3.98	26	0.00	1.65
Class D	12/31/03		33.24	1,050	2.15	1.80
	12/31/02		1.75	415	(0.55)	1.80
	12/31/01		9.07	158	0.48	1.80
	12/31/00		27.79	131	(0.97)	1.80
	12/31/99	(1)	3.98	26	0.00	1.80
Class E	12/31/03	(1)	30.74	1	2.22	0.65
Class F	12/31/03	(1)	26.99	555	0.30	1.25
Class G	12/31/03	(1)	26.65	95	0.22	1.65
Class H	12/31/03	(1)	26.86	91	0.16	1.40
Class I	12/31/03	(1)	26.52	27	0.27	1.80

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Marsico Growth Subaccount
Class A	12/31/03		$6.56	$(0.09)	$1.72	$1.63	$8.19
	12/31/02		8.98	(0.09)	(2.33)	(2.42)	6.56
	12/31/01		10.58	(0.05)	(1.55)	(1.60)	8.98
	12/31/00		11.65	0.02	(1.09)	(1.07)	10.58
	12/31/99	(1)	10.00	(0.09)	1.74	1.65	11.65
Class B	12/31/03		6.53	(0.10)	1.70	1.60	8.13
	12/31/02		8.94	(0.10)	(2.31)	(2.41)	6.53
	12/31/01		10.56	(0.05)	(1.57)	(1.62)	8.94
	12/31/00		11.64	0.02	(1.10)	(1.08)	10.56
	12/31/99	(1)	10.00	(0.10)	1.74	1.64	11.64
Class C	12/31/03		5.98	(0.11)	1.56	1.45	7.43
	12/31/02		8.22	(0.10)	(2.14)	(2.24)	5.98
	12/31/01		9.72	(0.08)	(1.42)	(1.50)	8.22
	12/31/00		10.73	0.05	(1.06)	(1.01)	9.72
	12/31/99	(1)	10.00	0.00	0.73	0.73	10.73
Class D	12/31/03		5.97	(0.12)	1.56	1.44	7.41
	12/31/02		8.21	(0.09)	(2.15)	(2.24)	5.97
	12/31/01		9.73	(0.09)	(1.43)	(1.52)	8.21
	12/31/00		10.73	0.00	(1.00)	(1.00)	9.73
	12/31/99	(1)	10.00	0.00	0.73	0.73	10.73
Class E	12/31/03	(1)	100.00	(0.53)	24.26	23.73	123.73
Class F	12/31/03	(1)	10.00	(0.09)	2.00	1.91	11.91
Class G	12/31/03	(1)	10.00	(0.12)	2.00	1.88	11.88
Class H	12/31/03	(1)	10.00	(0.11)	2.01	1.90	11.90
Class I	12/31/03	(1)	10.00	(0.13)	2.00	1.87	11.87
WRL Munder Net50 Subaccount
Class A	12/31/03		5.14	(0.09)	3.40	3.31	8.45
	12/31/02		8.45	(0.07)	(3.24)	(3.31)	5.14
	12/31/01		11.47	(0.07)	(2.95)	(3.02)	8.45
	12/31/00		11.64	0.19	(0.36)	(0.17)	11.47
	12/31/99	(1)	10.00	0.23	1.41	1.64	11.64
Class B	12/31/03		5.11	(0.10)	3.38	3.28	8.39
	12/31/02		8.41	(0.08)	(3.22)	(3.30)	5.11
	12/31/01		11.44	(0.08)	(2.95)	(3.03)	8.41
	12/31/00		11.63	0.17	(0.36)	(0.19)	11.44
	12/31/99	(1)	10.00	0.44	1.19	1.63	11.63
Class C	12/31/03		4.76	(0.11)	3.14	3.03	7.79
	12/31/02		7.85	(0.08)	(3.01)	(3.09)	4.76
	12/31/01		10.70	(0.10)	(2.75)	(2.85)	7.85
	12/31/00		10.89	0.05	(0.24)	(0.19)	10.70
	12/31/99	(1)	10.00	0.49	0.40	0.89	10.89
Class D	12/31/03		4.74	(0.12)	3.14	3.02	7.76
	12/31/02		7.84	(0.11)	(2.99)	(3.10)	4.74
	12/31/01		10.71	(0.12)	(2.75)	(2.87)	7.84
	12/31/00		10.89	0.02	(0.20)	(0.18)	10.71
	12/31/99	(1)	10.00	0.49	0.40	0.89	10.89
Class E	12/31/03	(1)	100.00	(0.66)	53.85	53.19	153.19
Class F	12/31/03	(1)	10.00	(0.11)	3.93	3.82	13.82
Class G	12/31/03	(1)	10.00	(0.14)	3.93	3.79	13.79
Class H	12/31/03	(1)	10.00	(0.12)	3.93	3.81	13.81
Class I	12/31/03	(1)	10.00	(0.15)	3.92	3.77	13.77

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Marsico Growth Subaccount (continued)
Class A	12/31/03		24.65%	$5,055	0.00%	1.25%
	12/31/02		(26.90)	5,338	(1.16)	1.25
	12/31/01		(15.16)	5,508	(0.59)	1.25
	12/31/00		(9.16)	2,254	0.18	1.25
	12/31/99	(1)	16.52	1,317	(1.25)	1.25
Class B	12/31/03		24.53	24,231	0.00	1.40
	12/31/02		(27.01)	13,933	(1.30)	1.40
	12/31/01		(15.29)	18,852	(0.53)	1.40
	12/31/00		(9.30)	12,122	0.16	1.40
	12/31/99	(1)	16.40	5,865	(1.40)	1.40
Class C	12/31/03		24.18	5,099	0.00	1.65
	12/31/02		(27.20)	3,470	(1.56)	1.65
	12/31/01		(15.50)	627	(0.86)	1.65
	12/31/00		(9.38)	278	0.52	1.65
	12/31/99	(1)	7.31	27	0.00	1.65
Class D	12/31/03		24.02	373	0.00	1.80
	12/31/02		(27.31)	199	(1.72)	1.80
	12/31/01		(15.63)	88	(1.07)	1.80
	12/31/00		(9.32)	98	0.03	1.80
	12/31/99	(1)	7.31	27	0.00	1.80
Class E	12/31/03	(1)	23.73	1	0.00	.65
Class F	12/31/03	(1)	19.28	97	0.00	1.25
Class G	12/31/03	(1)	18.97	59	0.00	1.65
Class H	12/31/03	(1)	19.17	58	0.00	1.40
Class I	12/31/03	(1)	18.85	25	0.00	1.80
WRL Munder Net50 Subaccount (continued)
Class A	12/31/03		64.37	5,351	0.00	1.25
	12/31/02		(39.18)	1,962	(1.25)	1.25
	12/31/01		(26.35)	1,048	(0.73)	1.25
	12/31/00		(1.50)	697	1.62	1.25
	12/31/99	(1)	16.42	429	3.36	1.25
Class B	12/31/03		64.21	25,529	0.00	1.40
	12/31/02		(39.27)	8,136	(1.40)	1.40
	12/31/01		(26.46)	7,428	(0.86)	1.40
	12/31/00		(1.65)	4,708	1.45	1.40
	12/31/99	(1)	16.31	1,935	6.35	1.40
Class C	12/31/03		63.76	3,795	0.00	1.65
	12/31/02		(39.43)	958	(1.65)	1.65
	12/31/01		(26.64)	201	(1.20)	1.65
	12/31/00		(1.74)	96	0.44	1.65
	12/31/99	(1)	8.91	27	54.08	1.65
Class D	12/31/03		63.54	564	0.00	1.80
	12/31/02		(39.52)	36	(1.80)	1.80
	12/31/01		(26.75)	61	(1.31)	1.80
	12/31/00		(1.67)	75	0.19	1.80
	12/31/99	(1)	8.91	27	54.08	1.80
Class E	12/31/03	(1)	53.19	2	0.00	1.65
Class F	12/31/03	(1)	37.54	428	0.00	1.25
Class G	12/31/03	(1)	37.18	179	0.00	1.65
Class H	12/31/03	(1)	37.41	118	0.00	1.40
Class I	12/31/03	(1)	37.04	28	0.00	1.80

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL T. Rowe Price Equity Income Subaccount
Class A	12/31/03		$7.56	$0.04	$1.87	$1.91	$9.47
	12/31/02		9.43	(0.07)	(1.80)	(1.87)	7.56
	12/31/01		9.96	(0.07)	(0.46)	(0.53)	9.43
	12/31/00		9.18	(0.08)	0.86	0.78	9.96
	12/31/99	(1)	10.00	(0.08)	(0.74)	(0.82)	9.18
Class B	12/31/03		7.52	0.03	1.86	1.89	9.41
	12/31/02		9.39	(0.08)	(1.79)	(1.87)	7.52
	12/31/01		9.94	(0.09)	(0.46)	(0.55)	9.39
	12/31/00		9.17	(0.09)	0.86	0.77	9.94
	12/31/99	(1)	10.00	(0.09)	(0.74)	(0.83)	9.17
Class C	12/31/03		8.04	0.02	1.98	2.00	10.04
	12/31/02		10.07	(0.10)	(1.93)	(2.03)	8.04
	12/31/01		10.69	(0.13)	(0.49)	(0.62)	10.07
	12/31/00		9.87	(0.12)	0.94	0.82	10.69
	12/31/99	(1)	10.00	0.00	(0.13)	(0.13)	9.87
Class D	12/31/03		8.02	(0.01)	1.99	1.98	10.00
	12/31/02		10.06	(0.09)	(1.95)	(2.04)	8.02
	12/31/01		10.69	(0.15)	(0.48)	(0.63)	10.06
	12/31/00		9.87	(0.09)	0.91	0.82	10.69
	12/31/99	(1)	10.00	0.00	(0.13)	(0.13)	9.87
Class E	12/31/03	(1)	100.00	1.56	27.69	29.25	129.25
Class F	12/31/03	(1)	10.00	(0.09)	2.26	2.17	12.17
Class G	12/31/03	(1)	10.00	(0.12)	2.26	2.14	12.14
Class H	12/31/03	(1)	10.00	(0.10)	2.26	2.16	12.16
Class I	12/31/03	(1)	10.00	(0.13)	2.26	2.13	12.13
WRL T. Rowe Price Small Cap Subaccount
Class A	12/31/03		7.94	(0.12)	3.19	3.07	11.01
	12/31/02		11.07	(0.11)	(3.02)	(3.13)	7.94
	12/31/01		12.42	(0.14)	(1.21)	(1.35)	11.07
	12/31/00		13.73	(0.01)	(1.30)	(1.31)	12.42
	12/31/99	(1)	10.00	0.47	3.26	3.73	13.73
Class B	12/31/03		7.90	(0.13)	3.17	3.04	10.94
	12/31/02		11.03	(0.13)	(3.00)	(3.13)	7.90
	12/31/01		12.38	(0.15)	(1.20)	(1.35)	11.03
	12/31/00		13.72	(0.03)	(1.31)	(1.34)	12.38
	12/31/99	(1)	10.00	0.36	3.36	3.72	13.72
Class C	12/31/03		6.52	(0.13)	2.62	2.49	9.01
	12/31/02		9.13	(0.11)	(2.50)	(2.61)	6.52
	12/31/01		10.28	(0.15)	(1.00)	(1.15)	9.13
	12/31/00		11.40	(0.05)	(1.07)	(1.12)	10.28
	12/31/99	(1)	10.00	0.35	1.05	1.40	11.40
Class D	12/31/03		6.51	(0.14)	2.61	2.47	8.98
	12/31/02		9.12	(0.06)	(2.55)	(2.61)	6.51
	12/31/01		10.29	(0.16)	(1.01)	(1.17)	9.12
	12/31/00		11.40	(0.04)	(1.07)	(1.11)	10.29
	12/31/99	(1)	10.00	0.35	1.05	1.40	11.40
Class E	12/31/03	(1)	100.00	(0.59)	45.81	45.22	145.22
Class F	12/31/03	(1)	10.00	(0.11)	3.44	3.33	13.33
Class G	12/31/03	(1)	10.00	(0.14)	3.43	3.29	13.29
Class H	12/31/03	(1)	10.00	(0.12)	3.44	3.32	13.32
Class I	12/31/03	(1)	10.00	(0.15)	3.43	3.28	13.28

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL T. Rowe Price Equity Income Subaccount (continued)
Class A	12/31/03		25.16%	$8,369	1.78%	1.25%
	12/31/02		(19.83)	5,586	(0.78)	1.25
	12/31/01		(5.36)	7,190	(0.80)	1.25
	12/31/00		8.50	3,778	(0.82)	1.25
	12/31/99	(1)	(8.17)	1,812	(1.25)	1.25
Class B	12/31/03		25.04	28,891	1.83	1.40
	12/31/02		(19.95)	23,146	(0.92)	1.40
	12/31/01		(5.50)	26,636	(0.95)	1.40
	12/31/00		8.34	11,159	(0.93)	1.40
	12/31/99	(1)	(8.27)	6,346	(1.40)	1.40
Class C	12/31/03		24.70	6,260	1.82	1.65
	12/31/02		(20.15)	3,014	(1.15)	1.65
	12/31/01		(5.74)	1,473	(1.27)	1.65
	12/31/00		8.24	260	(1.19)	1.65
	12/31/99	(1)	(1.28)	25	0.00	1.65
Class D	12/31/03		24.53	460	1.69	1.80
	12/31/02		(20.27)	99	(1.39)	1.80
	12/31/01		(5.88)	46	(1.45)	1.80
	12/31/00		8.32	40	(0.92)	1.80
	12/31/99	(1)	(1.28)	25	0.00	1.80
Class E	12/31/03	(1)	29.25	1	1.81	0.65
Class F	12/31/03	(1)	21.87	568	0.04	1.25
Class G	12/31/03	(1)	21.55	68	0.05	1.65
Class H	12/31/03	(1)	21.75	69	0.04	1.40
Class I	12/31/03	(1)	21.43	24	0.07	1.80
WRL T. Rowe Price Small Cap Subaccount (continued)
Class A	12/31/03		38.52	10,371	0.00	1.25
	12/31/02		(28.25)	6,290	(1.25)	1.25
	12/31/01		(10.84)	7,670	(1.25)	1.25
	12/31/00		(9.59)	6,379	(0.07)	1.25
	12/31/99	(1)	37.33	3,909	6.22	1.25
Class B	12/31/03		38.39	38,885	0.00	1.40
	12/31/02		(28.36)	18,821	(1.40)	1.40
	12/31/01		(10.97)	21,765	(1.40)	1.40
	12/31/00		(9.73)	14,407	(0.23)	1.40
	12/31/99	(1)	37.19	4,930	4.79	1.40
Class C	12/31/03		38.01	9,503	0.00	1.65
	12/31/02		(28.54)	3,604	(1.65)	1.65
	12/31/01		(11.19)	724	(1.65)	1.65
	12/31/00		(9.81)	415	(0.48)	1.65
	12/31/99	(1)	13.98	28	38.09	1.65
Class D	12/31/03		37.82	888	0.00	1.80
	12/31/02		(28.65)	257	(1.80)	1.80
	12/31/01		(11.33)	25	(1.80)	1.80
	12/31/00		(9.75)	26	(0.37)	1.80
	12/31/99	(1)	13.98	28	38.09	1.80
Class E	12/31/03	(1)	45.22	1	0.00	0.65
Class F	12/31/03	(1)	33.46	571	0.00	1.25
Class G	12/31/03	(1)	33.11	117	0.00	1.65
Class H	12/31/03	(1)	33.33	162	0.00	1.40
Class I	12/31/03	(1)	32.97	31	0.00	1.80

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Salomon All Cap Subaccount
Class A	12/31/03		$10.04	$(0.10)	$3.46	$3.36	$13.40
	12/31/02		13.50	(0.03)	(3.43)	(3.46)	10.04
	12/31/01		13.39	0.07	0.04	0.11	13.50
	12/31/00		11.46	0.18	1.75	1.93	13.39
	12/31/99	(1)	10.00	0.37	1.09	1.46	11.46
Class B	12/31/03		9.98	(0.11)	3.43	3.32	13.30
	12/31/02		13.44	(0.05)	(3.41)	(3.46)	9.98
	12/31/01		13.36	0.05	0.03	0.08	13.44
	12/31/00		11.45	0.17	1.74	1.91	13.36
	12/31/99	(1)	10.00	0.40	1.05	1.45	11.45
Class C	12/31/03		9.06	(0.13)	3.12	2.99	12.05
	12/31/02		12.24	(0.04)	(3.14)	(3.18)	9.06
	12/31/01		12.19	(0.01)	0.06	0.05	12.24
	12/31/00		10.46	0.17	1.56	1.73	12.19
	12/31/99	(1)	10.00	0.34	0.12	0.46	10.46
Class D	12/31/03		9.04	(0.14)	3.10	2.96	12.00
	12/31/02		12.23	(0.04)	(3.15)	(3.19)	9.04
	12/31/01		12.20	(0.04)	0.07	0.03	12.23
	12/31/00		10.46	0.14	1.60	1.74	12.20
	12/31/99	(1)	10.00	0.34	0.12	0.46	10.46
Class E	12/31/03	(1)	100.00	(0.10)	36.59	36.49	136.49
Class F	12/31/03	(1)	10.00	(0.10)	2.90	2.80	12.80
Class G	12/31/03	(1)	10.00	(0.13)	2.90	2.77	12.77
Class H	12/31/03	(1)	10.00	(0.11)	2.90	2.79	12.79
Class I	12/31/03	(1)	10.00	(0.14)	2.90	2.76	12.76
WRL PBHG Mid Cap Growth Subaccount
Class A	12/31/03		6.68	(0.09)	1.86	1.77	8.45
	12/31/02		9.44	(0.10)	(2.66)	(2.76)	6.68
	12/31/01		14.92	(0.14)	(5.34)	(5.48)	9.44
	12/31/00		17.65	(0.02)	(2.71)	(2.73)	14.92
	12/31/99	(1)	10.00	(0.02)	7.67	7.65	17.65
Class B	12/31/03		6.64	(0.11)	1.86	1.75	8.39
	12/31/02		9.40	(0.11)	(2.65)	(2.76)	6.64
	12/31/01		14.89	(0.15)	(5.34)	(5.49)	9.40
	12/31/00		17.63	(0.05)	(2.69)	(2.74)	14.89
	12/31/99	(1)	10.00	(0.02)	7.65	7.63	17.63
Class C	12/31/03		4.53	(0.09)	1.26	1.17	5.70
	12/31/02		6.43	(0.08)	(1.82)	(1.90)	4.53
	12/31/01		10.20	(0.12)	(3.65)	(3.77)	6.43
	12/31/00		12.09	(0.05)	(1.84)	(1.89)	10.20
	12/31/99	(1)	10.00	0.03	2.06	2.09	12.09
Class D	12/31/03		4.52	(0.09)	1.25	1.16	5.68
	12/31/02		6.42	(0.09)	(1.81)	(1.90)	4.52
	12/31/01		10.21	(0.13)	(3.66)	(3.79)	6.42
	12/31/00		12.09	(0.05)	(1.83)	(1.88)	10.21
	12/31/99	(1)	10.00	0.03	2.06	2.09	12.09
Class E	12/31/03	(1)	100.00	(0.55)	30.86	30.31	130.31
Class F	12/31/03	(1)	10.00	(0.10)	2.31	2.21	12.21
Class G	12/31/03	(1)	10.00	(0.13)	2.31	2.18	12.18
Class H	12/31/03	(1)	10.00	(0.11)	2.31	2.20	12.20
Class I	12/31/03	(1)	10.00	(0.14)	2.31	2.17	12.17

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Salomon All Cap Subaccount (continued)
Class A	12/31/03		33.34%	$23,447	0.38%	1.25%
	12/31/02		(25.65)	19,926	(0.28)	1.25
	12/31/01		0.82	34,009	0.51	1.25
	12/31/00		16.83	11,475	1.40	1.25
	12/31/99	(1)	14.60	1,374	5.20	1.25
Class B	12/31/03		33.21	112,156	0.38	1.40
	12/31/02		(25.76)	93,403	(0.43)	1.40
	12/31/01		0.67	141,303	0.38	1.40
	12/31/00		16.65	54,870	1.30	1.40
	12/31/99	(1)	14.49	4,867	5.63	1.40
Class C	12/31/03		32.85	11,825	0.40	1.65
	12/31/02		(25.95)	6,173	(0.44)	1.65
	12/31/01		0.41	3,718	(0.05)	1.65
	12/31/00		16.55	1,127	1.43	1.65
	12/31/99	(1)	4.59	26	38.27	1.65
Class D	12/31/03		32.67	1,373	0.42	1.80
	12/31/02		(26.06)	768	(0.53)	1.80
	12/31/01		0.26	400	(0.31)	1.80
	12/31/00		16.63	354	1.20	1.80
	12/31/99	(1)	4.59	26	38.27	1.80
Class E	12/31/03	(1)	36.49	1	0.37	0.65
Class F	12/31/03	(1)	27.80	532	0.00	1.25
Class G	12/31/03	(1)	27.46	157	0.00	1.65
Class H	12/31/03	(1)	27.67	53	0.00	1.40
Class I	12/31/03	(1)	27.33	28	0.00	1.80
WRL PBHG Mid Cap Growth Subaccount (continued)
Class A	12/31/03		26.36	4,942	0.00	1.25
	12/31/02		(29.29)	4,234	(1.25)	1.25
	12/31/01		(36.72)	8,978	(1.25)	1.25
	12/31/00		(15.46)	22,718	(0.12)	1.25
	12/31/99	(1)	76.51	6,660	(0.22)	1.25
Class B	12/31/03		26.24	40,502	0.00	1.40
	12/31/02		(29.39)	35,191	(1.40)	1.40
	12/31/01		(36.82)	71,192	(1.40)	1.40
	12/31/00		(15.58)	136,151	(0.26)	1.40
	12/31/99	(1)	76.33	25,604	(0.26)	1.40
Class C	12/31/03		25.89	3,777	0.00	1.65
	12/31/02		(29.57)	1,531	(1.65)	1.65
	12/31/01		(36.98)	1,577	(1.65)	1.65
	12/31/00		(15.66)	1,787	(0.36)	1.65
	12/31/99	(1)	20.92	30	3.47	1.65
Class D	12/31/03		25.72	446	0.00	1.80
	12/31/02		(29.67)	228	(1.80)	1.80
	12/31/01		(37.07)	264	(1.80)	1.80
	12/31/00		(15.60)	355	(0.35)	1.80
	12/31/99	(1)	20.92	30	3.47	1.80
Class E	12/31/03	(1)	30.31	1	0.00	0.65
Class F	12/31/03	(1)	22.30	94	0.00	1.25
Class G	12/31/03	(1)	21.97	43	0.00	1.65
Class H	12/31/03	(1)	22.18	90	0.00	1.40
Class I	12/31/03	(1)	21.85	28	0.00	1.80

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Dreyfus Mid Cap Subaccount
Class A	12/31/03		$9.69	$(0.12)	$3.01	$2.89	$12.58
	12/31/02		11.25	(0.13)	(1.43)	(1.56)	9.69
	12/31/01		11.85	0.00	(0.60)	(0.60)	11.25
	12/31/00		10.63	0.15	1.07	1.22	11.85
	12/31/99	(1)	10.00	(0.08)	0.71	0.63	10.63
Class B	12/31/03		9.64	(0.14)	2.99	2.85	12.49
	12/31/02		11.20	(0.14)	(1.42)	(1.56)	9.64
	12/31/01		11.82	(0.01)	(0.61)	(0.62)	11.20
	12/31/00		10.62	0.21	0.99	1.20	11.82
	12/31/99	(1)	10.00	(0.09)	0.71	0.62	10.62
Class C	12/31/03		9.48	(0.16)	2.94	2.78	12.26
	12/31/02		11.05	(0.15)	(1.42)	(1.57)	9.48
	12/31/01		11.69	(0.06)	(0.58)	(0.64)	11.05
	12/31/00		10.51	0.26	0.92	1.18	11.69
	12/31/99	(1)	10.00	0.00	0.51	0.51	10.51
Class D	12/31/03		9.46	(0.18)	2.93	2.75	12.21
	12/31/02		11.04	(0.10)	(1.48)	(1.58)	9.46
	12/31/01		11.70	(0.07)	(0.59)	(0.66)	11.04
	12/31/00		10.51	0.04	1.15	1.19	11.70
	12/31/99	(1)	10.00	0.00	0.51	0.51	10.51
Class E	12/31/03	(1)	100.00	(0.41)	34.07	33.66	133.66
Class F	12/31/03	(1)	10.00	(0.10)	2.65	2.55	12.55
Class G	12/31/03	(1)	10.00	(0.13)	2.65	2.52	12.52
Class H	12/31/03	(1)	10.00	(0.11)	2.65	2.54	12.54
Class I	12/31/03	(1)	10.00	(0.14)	2.64	2.50	12.50
WRL Great Companies-AmericaSM Subaccount
Class A	12/31/03		7.66	(0.07)	1.85	1.78	9.44
	12/31/02		9.79	(0.09)	(2.04)	(2.13)	7.66
	12/31/01		11.28	(0.09)	(1.40)	(1.49)	9.79
	12/31/00	(1)	10.00	(0.09)	1.37	1.28	11.28
Class B	12/31/03		7.63	(0.08)	1.83	1.75	9.38
	12/31/02		9.76	(0.10)	(2.03)	(2.13)	7.63
	12/31/01		11.27	(0.10)	(1.41)	(1.51)	9.76
	12/31/00	(1)	10.00	(0.10)	1.37	1.27	11.27
Class C	12/31/03		7.58	(0.10)	1.82	1.72	9.30
	12/31/02		9.72	(0.12)	(2.02)	(2.14)	7.58
	12/31/01		11.25	(0.13)	(1.40)	(1.53)	9.72
	12/31/00	(1)	10.00	(0.12)	1.37	1.25	11.25
Class D	12/31/03		7.55	(0.11)	1.81	1.70	9.25
	12/31/02		9.70	(0.11)	(2.04)	(2.15)	7.55
	12/31/01		11.24	(0.15)	(1.39)	(1.54)	9.70
	12/31/00	(1)	10.00	(0.13)	1.37	1.24	11.24
Class E	12/31/03	(1)	100.00	(0.03)	22.11	22.08	122.08
Class F	12/31/03	(1)	10.00	(0.09)	1.72	1.63	11.63
Class G	12/31/03	(1)	10.00	(0.12)	1.72	1.60	11.60
Class H	12/31/03	(1)	10.00	(0.10)	1.72	1.62	11.62
Class I	12/31/03	(1)	10.00	(0.13)	1.71	1.58	11.58

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Dreyfus Mid Cap Subaccount (continued)
Class A	12/31/03		29.66%	$6,938	0.12%	1.25%
	12/31/02		(13.80)	4,832	(1.24)	1.25
	12/31/01		(5.14)	3,441	(0.01)	1.25
	12/31/00		11.52	1,839	1.25	1.25
	12/31/99	(1)	6.30	800	(1.25)	1.25
Class B	12/31/03		29.53	39,987	0.11	1.40
	12/31/02		(13.93)	30,894	(1.36)	1.40
	12/31/01		(5.28)	20,985	(0.10)	1.40
	12/31/00		11.35	10,671	1.78	1.40
	12/31/99	(1)	6.20	2,227	(1.40)	1.40
Class C	12/31/03		29.18	7,830	0.12	1.65
	12/31/02		(14.15)	3,561	(1.63)	1.65
	12/31/01		(5.52)	535	(0.43)	1.65
	12/31/00		11.25	293	2.27	1.65
	12/31/99	(1)	5.10	26	0.00	1.65
Class D	12/31/03		29.00	796	0.12	1.80
	12/31/02		(14.28)	240	(1.82)	1.80
	12/31/01		(5.66)	34	(0.67)	1.80
	12/31/00		11.33	35	0.38	1.80
	12/31/99	(1)	5.10	26	0.00	1.80
Class E	12/31/03	(1)	33.66	1	0.11	1.65
Class F	12/31/03	(1)	25.74	170	0.00	1.25
Class G	12/31/03	(1)	25.40	64	0.00	1.65
Class H	12/31/03	(1)	25.61	52	0.00	1.40
Class I	12/31/03	(1)	25.28	25	0.00	1.80
WRL Great Companies-AmericaSM Subaccount (continued)
Class A	12/31/03		23.00	14,734	0.45	1.25
	12/31/02		(21.68)	13,159	(1.02)	1.25
	12/31/01		(13.29)	19,052	(0.91)	1.25
	12/31/00	(1)	12.85	8,647	(1.25)	1.25
Class B	12/31/03		22.88	102,857	0.46	1.40
	12/31/02		(21.79)	92,065	(1.16)	1.40
	12/31/01		(13.42)	97,739	(1.05)	1.40
	12/31/00	(1)	12.73	62,872	(1.40)	1.40
Class C	12/31/03		22.54	24,312	0.46	1.65
	12/31/02		(21.99)	19,208	(1.43)	1.65
	12/31/01		(13.63)	15,139	(1.40)	1.65
	12/31/00	(1)	12.54	3,035	(1.65)	1.65
Class D	12/31/03		22.38	1,555	0.47	1.80
	12/31/02		(22.11)	845	(1.62)	1.80
	12/31/01		(13.76)	322	(1.50)	1.80
	12/31/00	(1)	12.43	415	(1.80)	1.80
Class E	12/31/03	(1)	22.08	1	0.44	1.65
Class F	12/31/03	(1)	16.70	257	0.03	1.25
Class G	12/31/03	(1)	16.38	58	0.03	1.65
Class H	12/31/03	(1)	16.58	49	0.04	1.40
Class I	12/31/03	(1)	16.27	25	0.04	1.80

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Great Companies-TechnologySM Subaccount
Class A	12/31/03		$2.54	$(0.04)	$1.29	$1.25	$3.79
	12/31/02		4.16	(0.03)	(1.59)	(1.62)	2.54
	12/31/01		6.68	(0.06)	(2.46)	(2.52)	4.16
	12/31/00	(1)	10.00	(0.07)	(3.25)	(3.32)	6.68
Class B	12/31/03		2.53	(0.04)	1.28	1.24	3.77
	12/31/02		4.15	(0.05)	(1.57)	(1.62)	2.53
	12/31/01		6.68	(0.07)	(2.46)	(2.53)	4.15
	12/31/00	(1)	10.00	(0.08)	(3.24)	(3.32)	6.68
Class C	12/31/03		2.52	(0.05)	1.27	1.22	3.74
	12/31/02		4.13	(0.05)	(1.56)	(1.61)	2.52
	12/31/01		6.67	(0.07)	(2.47)	(2.54)	4.13
	12/31/00	(1)	10.00	(0.09)	(3.24)	(3.33)	6.67
Class D	12/31/03		2.51	(0.06)	1.27	1.21	3.72
	12/31/02		4.12	(0.05)	(1.56)	(1.61)	2.51
	12/31/01		6.66	(0.08)	(2.46)	(2.54)	4.12
	12/31/00	(1)	10.00	(0.10)	(3.24)	(3.34)	6.66
Class E	12/31/03	(1)	100.00	(0.56)	43.22	42.66	142.66
Class F	12/31/03	(1)	10.00	(0.10)	3.22	3.12	13.12
Class G	12/31/03	(1)	10.00	(0.13)	3.22	3.09	13.09
Class H	12/31/03	(1)	10.00	(0.11)	3.22	3.11	13.11
Class I	12/31/03	(1)	10.00	(0.14)	3.21	3.07	13.07
WRL Templeton Great Companies Global Subaccount
Class A	12/31/03		5.41	(0.07)	1.44	1.37	6.78
	12/31/02		6.98	(0.07)	(1.50)	(1.57)	5.41
	12/31/01		8.50	(0.08)	(1.44)	(1.52)	6.98
	12/31/00	(1)	10.00	(0.04)	(1.46)	(1.50)	8.50
Class B	12/31/03		5.40	(0.08)	1.43	1.35	6.75
	12/31/02		6.97	(0.08)	(1.49)	(1.57)	5.40
	12/31/01		8.50	(0.09)	(1.44)	(1.53)	6.97
	12/31/00	(1)	10.00	(0.04)	(1.46)	(1.50)	8.50
Class C	12/31/03		5.36	(0.09)	1.42	1.33	6.69
	12/31/02		6.95	(0.09)	(1.50)	(1.59)	5.36
	12/31/01		8.49	(0.11)	(1.43)	(1.54)	6.95
	12/31/00	(1)	10.00	(0.05)	(1.46)	(1.51)	8.49
Class D	12/31/03		5.34	(0.10)	1.41	1.31	6.65
	12/31/02		6.93	(0.04)	(1.55)	(1.59)	5.34
	12/31/01		8.49	(0.13)	(1.43)	(1.56)	6.93
	12/31/00	(1)	10.00	(0.05)	(1.46)	(1.51)	8.49
Class E	12/31/03	(1)	100.00	(0.39)	26.76	26.37	126.37
Class F	12/31/03	(1)	10.00	(0.09)	2.15	2.06	12.06
Class G	12/31/03	(1)	10.00	(0.11)	2.14	2.03	12.03
Class H	12/31/03	(1)	10.00	(0.10)	2.15	2.05	12.05
Class I	12/31/03	(1)	10.00	(0.13)	2.15	2.02	12.02

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Great Companies-TechnologySM Subaccount (continued)
Class A	12/31/03		48.93%	$4,545	0.00%	1.25%
	12/31/02		(38.89)	1,518	(1.25)	1.25
	12/31/01		(37.73)	3,193	(1.25)	1.25
	12/31/00	(1)	(33.17)	2,489	(1.25)	1.25
Class B	12/31/03		48.79	27,772	0.00	1.40
	12/31/02		(38.98)	13,652	(1.40)	1.40
	12/31/01		(37.82)	21,142	(1.40)	1.40
	12/31/00	(1)	(33.23)	18,603	(1.40)	1.40
Class C	12/31/03		48.38	7,455	0.00	1.65
	12/31/02		(39.13)	2,764	(1.65)	1.65
	12/31/01		(37.98)	1,676	(1.65)	1.65
	12/31/00	(1)	(33.35)	288	(1.65)	1.65
Class D	12/31/03		48.18	564	0.00	1.80
	12/31/02		(39.22)	181	(1.80)	1.80
	12/31/01		(38.07)	113	(1.80)	1.80
	12/31/00	(1)	(33.41)	132	(1.80)	1.80
Class E	12/31/03	(1)	42.66	1	0.00	1.65
Class F	12/31/03	(1)	30.80	362	0.00	1.25
Class G	12/31/03	(1)	30.45	107	0.00	1.65
Class H	12/31/03	(1)	30.67	116	0.00	1.40
Class I	12/31/03	(1)	30.32	28	0.00	1.80
WRL Templeton Great Companies Global Subaccount (continued)
Class A	12/31/03		25.03	8,934	0.15	1.25
	12/31/02		(22.49)	1,258	(1.21)	1.25
	12/31/01		(17.87)	1,743	(1.21)	1.25
	12/31/00	(1)	(14.95)	1,088	(1.25)	1.25
Class B	12/31/03		24.91	19,525	0.13	1.40
	12/31/02		(22.60)	10,492	(1.35)	1.40
	12/31/01		(17.99)	8,817	(1.36)	1.40
	12/31/00	(1)	(14.96)	3,093	(1.40)	1.40
Class C	12/31/03		24.57	7,299	0.14	1.65
	12/31/02		(22.80)	3,074	(1.60)	1.65
	12/31/01		(18.20)	1,101	(1.61)	1.65
	12/31/00	(1)	(15.07)	165	(1.65)	1.65
Class D	12/31/03		24.40	393	0.13	1.80
	12/31/02		(22.91)	160	(1.77)	1.80
	12/31/01		(18.32)	17	(1.78)	1.80
	12/31/00	(1)	(15.11)	21	(1.80)	1.80
Class E	12/31/03	(1)	26.37	1	0.12	1.65
Class F	12/31/03	(1)	20.83	123	0.00	1.25
Class G	12/31/03	(1)	20.50	46	0.00	1.65
Class H	12/31/03	(1)	20.70	75	0.00	1.40
Class I	12/31/03	(1)	20.38	26	0.00	1.80

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Asset Allocation-Conservative Portfolio Subaccount
Class A	12/31/03		$9.01	$(0.11)	$2.04	$1.93	$10.94
	12/31/02	(1)	10.00	(0.06)	(0.93)	(0.99)	9.01
Class B	12/31/03		9.00	(0.12)	2.03	1.91	10.91
	12/31/02	(1)	10.00	(0.08)	(0.92)	(1.00)	9.00
Class C	12/31/03		8.99	(0.15)	2.03	1.88	10.87
	12/31/02	(1)	10.00	(0.07)	(0.94)	(1.01)	8.99
Class D	12/31/03		8.98	(0.16)	2.02	1.86	10.84
	12/31/02	(1)	10.00	(0.07)	(0.95)	(1.02)	8.98
Class E	12/31/03	(1)	100.00	(0.40)	21.54	21.14	121.14
Class F	12/31/03	(1)	10.00	(0.09)	1.69	1.60	11.60
Class G	12/31/03	(1)	10.00	(0.12)	1.69	1.57	11.57
Class H	12/31/03	(1)	10.00	(0.10)	1.69	1.59	11.59
Class I	12/31/03	(1)	10.00	(0.13)	1.69	1.56	11.56
WRL Asset Allocation-Moderate Portfolio Subaccount
Class A	12/31/03		8.74	(0.11)	2.14	2.03	10.77
	12/31/02	(1)	10.00	(0.06)	(1.20)	(1.26)	8.74
Class B	12/31/03		8.73	(0.12)	2.14	2.02	10.75
	12/31/02	(1)	10.00	(0.08)	(1.19)	(1.27)	8.73
Class C	12/31/03		8.71	(0.15)	2.14	1.99	10.70
	12/31/02	(1)	10.00	(0.07)	(1.22)	(1.29)	8.71
Class D	12/31/03		8.70	(0.16)	2.13	1.97	10.67
	12/31/02	(1)	10.00	(0.06)	(1.24)	(1.30)	8.70
Class E	12/31/03	(1)	100.00	(0.42)	24.29	23.87	123.87
Class F	12/31/03	(1)	10.00	(0.09)	1.91	1.82	11.82
Class G	12/31/03	(1)	10.00	(0.12)	1.91	1.79	11.79
Class H	12/31/03	(1)	10.00	(0.11)	1.92	1.81	11.81
Class I	12/31/03	(1)	10.00	(0.13)	1.91	1.78	11.78
WRL Asset Allocation-Moderate Growth Portfolio Subaccount
Class A	12/31/03		8.45	(0.10)	2.26	2.16	10.61
	12/31/02	(1)	10.00	(0.06)	(1.49)	(1.55)	8.45
Class B	12/31/03		8.44	(0.12)	2.26	2.14	10.58
	12/31/02	(1)	10.00	(0.06)	(1.50)	(1.56)	8.44
Class C	12/31/03		8.43	(0.14)	2.25	2.11	10.54
	12/31/02	(1)	10.00	(0.08)	(1.49)	(1.57)	8.43
Class D	12/31/03		8.42	(0.15)	2.24	2.09	10.51
	12/31/02	(1)	10.00	(0.06)	(1.52)	(1.58)	8.42
Class E	12/31/03	(1)	100.00	(0.38)	27.55	27.17	127.17
Class F	12/31/03	(1)	10.00	(0.10)	2.21	2.11	12.11
Class G	12/31/03	(1)	10.00	(0.13)	2.21	2.08	12.08
Class H	12/31/03	(1)	10.00	(0.11)	2.21	2.10	12.10
Class I	12/31/03	(1)	10.00	(0.14)	2.20	2.06	12.06

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Asset Allocation-Conservative Portfolio Subaccount (continued)
Class A	12/31/03		21.27%	$16,148	0.12%	1.25%
	12/31/02	(1)	(9.86)	10,424	(1.25)	1.25
Class B	12/31/03		21.15	63,762	0.13	1.40
	12/31/02	(1)	(9.95)	26,908	(1.40)	1.40
Class C	12/31/03		20.82	29,346	0.13	1.65
	12/31/02	(1)	(10.10)	12,866	(1.65)	1.65
Class D	12/31/03		20.65	9,628	0.13	1.80
	12/31/02	(1)	(10.19)	5,440	(1.80)	1.80
Class E	12/31/03	(1)	21.14	1	0.11	1.65
Class F	12/31/03	(1)	15.91	3,507	0.00	1.25
Class G	12/31/03	(1)	15.60	1,007	0.00	1.65
Class H	12/31/03	(1)	15.79	138	0.00	1.40
Class I	12/31/03	(1)	15.48	83	0.00	1.80
WRL Asset Allocation-Moderate Portfolio Subaccount (continued)
Class A	12/31/03		23.19	39,758	0.11	1.25
	12/31/02	(1)	(12.64)	15,155	(1.25)	1.25
Class B	12/31/03		23.08	205,130	0.11	1.40
	12/31/02	(1)	(12.73)	76,720	(1.40)	1.40
Class C	12/31/03		22.74	70,592	0.11	1.65
	12/31/02	(1)	(18.67)	25,794	(1.65)	1.65
Class D	12/31/03		22.57	8,585	0.10	1.80
	12/31/02	(1)	(18.79)	4,229	(1.80)	1.80
Class E	12/31/03	(1)	23.87	1	0.10	1.65
Class F	12/31/03	(1)	18.10	6,197	0.00	1.25
Class G	12/31/03	(1)	17.78	2,050	0.00	1.65
Class H	12/31/03	(1)	17.98	949	0.00	1.40
Class I	12/31/03	(1)	17.67	124	0.00	1.80
WRL Asset Allocation-Moderate Growth Portfolio Subaccount (continued)
Class A	12/31/03		25.46	36,888	0.15	1.25
	12/31/02	(1)	(15.51)	13,286	(1.25)	1.25
Class B	12/31/03		25.34	193,693	0.15	1.40
	12/31/02	(1)	(15.60)	76,325	(1.40)	1.40
Class C	12/31/03		25.00	56,762	0.15	1.65
	12/31/02	(1)	(15.74)	20,245	(1.65)	1.65
Class D	12/31/03		24.83	8,686	0.15	1.80
	12/31/02	(1)	(15.82)	4,884	(1.80)	1.80
Class E	12/31/03	(1)	27.17	1	0.13	1.65
Class F	12/31/03	(1)	20.81	5,498	0.00	1.25
Class G	12/31/03	(1)	20.49	2,268	0.00	1.65
Class H	12/31/03	(1)	20.69	212	0.00	1.40
Class I	12/31/03	(1)	20.37	237	0.00	1.80

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Asset Allocation-Growth Portfolio Subaccount
Class A	12/31/03		$8.10	$(0.10)	$2.47	$2.37	$10.47
	12/31/02	(1)	10.00	(0.06)	(1.84)	(1.90)	8.10
Class B	12/31/03		8.09	(0.11)	2.46	2.35	10.44
	12/31/02	(1)	10.00	(0.07)	(1.84)	(1.91)	8.09
Class C	12/31/03		8.08	(0.13)	2.45	2.32	10.40
	12/31/02	(1)	10.00	(0.05)	(1.87)	(1.92)	8.08
Class D	12/31/03		8.07	(0.15)	2.45	2.30	10.37
	12/31/02	(1)	10.00	(0.04)	(1.89)	(1.93)	8.07
Class E	12/31/03	(1)	100.00	(0.37)	33.00	32.63	132.63
Class F	12/31/03	(1)	10.00	(0.10)	2.61	2.51	12.51
Class G	12/31/03	(1)	10.00	(0.13)	2.60	2.47	12.47
Class H	12/31/03	(1)	10.00	(0.11)	2.60	2.49	12.49
Class I	12/31/03	(1)	10.00	(0.14)	2.60	2.46	12.46
WRL PIMCO Total Return Subaccount
Class A	12/31/03		10.53	0.00	0.38	0.38	10.91
	12/31/02	(1)	10.00	(0.08)	0.61	0.53	10.53
Class B	12/31/03		10.52	(0.02)	0.38	0.36	10.88
	12/31/02	(1)	10.00	(0.09)	0.61	0.52	10.52
Class C	12/31/03		10.50	(0.04)	0.38	0.34	10.84
	12/31/02	(1)	10.00	(0.09)	0.59	0.50	10.50
Class D	12/31/03		10.49	(0.06)	0.38	0.32	10.81
	12/31/02	(1)	10.00	(0.07)	0.56	0.49	10.49
Class E	12/31/03	(1)	100.00	0.70	2.36	3.06	103.06
Class F	12/31/03	(1)	10.00	(0.03)	0.16	0.13	10.13
Class G	12/31/03	(1)	10.00	(0.05)	0.15	0.10	10.10
Class H	12/31/03	(1)	10.00	(0.02)	0.14	0.12	10.12
Class I	12/31/03	(1)	10.00	(0.06)	0.15	0.09	10.09
WRL Janus Balanced Subaccount
Class A	12/31/03		9.41	(0.10)	1.28	1.18	10.59
	12/31/02	(1)	10.00	(0.07)	(0.52)	(0.59)	9.41
Class B	12/31/03		9.40	(0.12)	1.28	1.16	10.56
	12/31/02	(1)	10.00	(0.08)	(0.52)	(0.60)	9.40
Class C	12/31/03		9.39	(0.14)	1.26	1.12	10.51
	12/31/02	(1)	10.00	(0.07)	(0.54)	(0.61)	9.39
Class D	12/31/03		9.38	(0.15)	1.26	1.11	10.49
	12/31/02	(1)	10.00	(0.08)	(0.54)	(0.62)	9.38
Class E	12/31/03	(1)	100.00	(0.34)	13.95	13.61	113.61
Class F	12/31/03	(1)	10.00	(0.09)	1.09	1.00	11.00
Class G	12/31/03	(1)	10.00	(0.11)	1.08	0.97	10.97
Class H	12/31/03	(1)	10.00	(0.09)	1.08	0.99	10.99
Class I	12/31/03	(1)	10.00	(0.12)	1.08	0.96	10.96

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Asset Allocation-Growth Portfolio Subaccount (continued)
Class A	12/31/03		29.05%	$17,607	0.15%	1.25%
	12/31/02	(1)	(18.98)	3,371	(1.25)	1.25
Class B	12/31/03		28.92	95,249	0.16	1.40
	12/31/02	(1)	(19.07)	25,467	(1.40)	1.40
Class C	12/31/03		28.57	34,010	0.16	1.65
	12/31/02	(1)	(19.20)	9,225	(1.65)	1.65
Class D	12/31/03		28.39	3,062	0.14	1.80
	12/31/02	(1)	(19.28)	1,050	(1.80)	1.80
Class E	12/31/03	(1)	32.63	1	0.15	1.65
Class F	12/31/03	(1)	24.93	1,876	0.00	1.25
Class G	12/31/03	(1)	24.59	922	0.00	1.65
Class H	12/31/03	(1)	24.80	779	0.00	1.40
Class I	12/31/03	(1)	24.47	68	0.00	1.80
WRL PIMCO Total Return Subaccount (continued)
Class A	12/31/03		3.50	11,622	1.26	1.25
	12/31/02	(1)	5.31	10,941	(1.25)	1.25
Class B	12/31/03		3.40	38,788	1.20	1.40
	12/31/02	(1)	5.21	33,901	(1.40)	1.40
Class C	12/31/03		3.11	9,364	1.26	1.65
	12/31/02	(1)	5.03	6,381	(1.65)	1.65
Class D	12/31/03		2.97	1,246	1.19	1.80
	12/31/02	(1)	4.92	885	(1.80)	1.80
Class E	12/31/03	(1)	3.06	1	1.17	1.65
Class F	12/31/03	(1)	1.20	543	0.55	1.25
Class G	12/31/03	(1)	0.93	70	0.58	1.65
Class H	12/31/03	(1)	1.10	173	0.72	1.40
Class I	12/31/03	(1)	0.83	30	0.56	1.80
WRL Janus Balanced Subaccount (continued)
Class A	12/31/03		12.37	2,846	0.18	1.25
	12/31/02	(1)	(5.89)	4,092	(1.25)	1.25
Class B	12/31/03		12.26	12,868	0.18	1.40
	12/31/02	(1)	(5.99)	11,491	(1.40)	1.40
Class C	12/31/03		11.95	3,368	0.18	1.65
	12/31/02	(1)	(6.15)	2,842	(1.65)	1.65
Class D	12/31/03		11.80	404	0.21	1.80
	12/31/02	(1)	(6.24)	488	(1.80)	1.80
Class E	12/31/03	(1)	13.61	1	0.17	1.65
Class F	12/31/03	(1)	10.01	350	0.02	1.25
Class G	12/31/03	(1)	9.72	46	0.04	1.65
Class H	12/31/03	(1)	9.90	25	0.03	1.40
Class I	12/31/03	(1)	9.61	24	0.03	1.80

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Transamerica Convertible Securities Subaccount
Class A	12/31/03		$9.24	$(0.11)	$2.16	$2.05	$11.29
	12/31/02	(1)	10.00	(0.07)	(0.69)	(0.76)	9.24
Class B	12/31/03		9.23	(0.13)	2.16	2.03	11.26
	12/31/02	(1)	10.00	(0.07)	(0.70)	(0.77)	9.23
Class C	12/31/03		9.22	(0.15)	2.14	1.99	11.21
	12/31/02	(1)	10.00	(0.08)	(0.70)	(0.78)	9.22
Class D	12/31/03		9.21	(0.17)	2.14	1.97	11.18
	12/31/02	(1)	10.00	(0.11)	(0.68)	(0.79)	9.21
Class E	12/31/03	(1)	100.00	(0.38)	21.01	20.63	120.63
Class F	12/31/03	(1)	10.00	(0.09)	1.66	1.57	11.57
Class G	12/31/03	(1)	10.00	(0.11)	1.65	1.54	11.54
Class H	12/31/03	(1)	10.00	(0.10)	1.66	1.56	11.56
Class I	12/31/03	(1)	10.00	(0.13)	1.66	1.53	11.53
WRL Transamerica Equity Subaccount
Class A	12/31/03		8.51	(0.12)	2.64	2.52	11.03
	12/31/02	(1)	10.00	(0.07)	(1.42)	(1.49)	8.51
Class B	12/31/03		8.50	(0.14)	2.64	2.50	11.00
	12/31/02	(1)	10.00	(0.08)	(1.42)	(1.50)	8.50
Class C	12/31/03		8.49	(0.16)	2.63	2.47	10.96
	12/31/02	(1)	10.00	(0.08)	(1.43)	(1.51)	8.49
Class D	12/31/03		8.48	(0.17)	2.62	2.45	10.93
	12/31/02	(1)	10.00	(0.07)	(1.45)	(1.52)	8.48
Class E	12/31/03	(1)	100.00	(0.53)	28.55	28.02	128.02
Class F	12/31/03	(1)	10.00	(0.10)	2.25	2.15	12.15
Class G	12/31/03	(1)	10.00	(0.12)	2.24	2.12	12.12
Class H	12/31/03	(1)	10.00	(0.11)	2.25	2.14	12.14
Class I	12/31/03	(1)	10.00	(0.13)	2.24	2.11	12.11
WRL Transamerica Growth Opportunities Subaccount
Class A	12/31/03		7.90	(0.11)	2.44	2.33	10.23
	12/31/02	(1)	10.00	(0.06)	(2.04)	(2.10)	7.90
Class B	12/31/03		7.89	(0.13)	2.45	2.32	10.21
	12/31/02	(1)	10.00	(0.07)	(2.04)	(2.11)	7.89
Class C	12/31/03		7.88	(0.15)	2.43	2.28	10.16
	12/31/02	(1)	10.00	(0.06)	(2.06)	(2.12)	7.88
Class D	12/31/03		7.87	(0.16)	2.43	2.27	10.14
	12/31/02	(1)	10.00	(0.07)	(2.06)	(2.13)	7.87
Class E	12/31/03	(1)	100.00	(0.54)	35.22	34.68	134.68
Class F	12/31/03	(1)	10.00	(0.10)	2.70	2.60	12.60
Class G	12/31/03	(1)	10.00	(0.13)	2.70	2.57	12.57
Class H	12/31/03	(1)	10.00	(0.11)	2.70	2.59	12.59
Class I	12/31/03	(1)	10.00	(0.14)	2.69	2.55	12.55

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Transamerica Convertible Securities Subaccount (continued)
Class A	12/31/03		22.00%	$1,477	0.15%	1.25%
	12/31/02	(1)	(7.58)	505	(1.25)	1.25
Class B	12/31/03		21.89	9,833	0.16	1.40
	12/31/02	(1)	(7.67)	1,911	(1.40)	1.40
Class C	12/31/03		21.55	2,353	0.15	1.65
	12/31/02	(1)	(7.83)	601	(1.65)	1.65
Class D	12/31/03		21.39	105	0.16	1.80
	12/31/02	(1)	(7.92)	42	(1.80)	1.80
Class E	12/31/03	(1)	20.63	1	0.13	0.65
Class F	12/31/03	(1)	15.60	305	0.03	1.25
Class G	12/31/03	(1)	15.29	26	0.06	1.65
Class H	12/31/03	(1)	15.48	140	0.05	1.40
Class I	12/31/03	(1)	15.18	23	0.05	1.80
WRL Transamerica Equity Subaccount (continued)
Class A	12/31/03		29.46	14,074	0.00	1.25
	12/31/02	(1)	(14.90)	8,338	(1.25)	1.25
Class B	12/31/03		29.34	31,123	0.00	1.40
	12/31/02	(1)	(14.98)	14,462	(1.40)	1.40
Class C	12/31/03		28.99	9,974	0.00	1.65
	12/31/02	(1)	(15.13)	3,956	(1.65)	1.65
Class D	12/31/03		28.81	472	0.00	1.80
	12/31/02	(1)	(15.21)	254	(1.80)	1.80
Class E	12/31/03	(1)	28.02	1	0.00	0.65
Class F	12/31/03	(1)	21.28	657	0.00	1.25
Class G	12/31/03	(1)	20.96	205	0.00	1.65
Class H	12/31/03	(1)	21.16	79	0.00	1.40
Class I	12/31/03	(1)	20.84	24	0.00	1.80
WRL Transamerica Growth Opportunities Subaccount (continued)
Class A	12/31/03		29.45	5,884	0.00	1.25
	12/31/02	(1)	(21.03)	371	(1.25)	1.25
Class B	12/31/03		29.33	14,274	0.00	1.40
	12/31/02	(1)	(21.11)	2,701	(1.40)	1.40
Class C	12/31/03		28.97	3,353	0.00	1.65
	12/31/02	(1)	(21.24)	738	(1.65)	1.65
Class D	12/31/03		28.80	230	0.00	1.80
	12/31/02	(1)	(21.32)	92	(1.80)	1.80
Class E	12/31/03	(1)	34.68	1	0.00	0.65
Class F	12/31/03	(1)	25.36	366	0.00	1.25
Class G	12/31/03	(1)	25.03	55	0.00	1.65
Class H	12/31/03	(1)	25.24	30	0.00	1.40
Class I	12/31/03	(1)	24.90	25	0.00	1.80

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL Capital Guardian Value Subaccount
Class A	12/31/03		$7.89	$(0.04)	$2.64	$2.60	$10.49
	12/31/02	(1)	10.00	0.26	(2.37)	(2.11)	7.89
Class B	12/31/03		7.88	(0.05)	2.63	2.58	10.46
	12/31/02	(1)	10.00	0.14	(2.26)	(2.12)	7.88
Class C	12/31/03		7.87	(0.07)	2.62	2.55	10.42
	12/31/02	(1)	10.00	(0.01)	(2.12)	(2.13)	7.87
Class D	12/31/03		7.86	(0.08)	2.61	2.53	10.39
	12/31/02	(1)	10.00	0.13	(2.27)	(2.14)	7.86
Class E	12/31/03	(1)	100.00	0.38	37.79	38.17	138.17
Class F	12/31/03	(1)	10.00	(0.09)	2.91	2.82	12.82
Class G	12/31/03	(1)	10.00	(0.12)	2.91	2.79	12.79
Class H	12/31/03	(1)	10.00	(0.10)	2.91	2.81	12.81
Class I	12/31/03	(1)	10.00	(0.13)	2.90	2.77	12.77
WRL Transamerica U.S. Government Securities Subaccount
Class A	12/31/03		10.44	0.09	0.08	0.17	10.61
	12/31/02	(1)	10.00	0.11	0.33	0.44	10.44
Class B	12/31/03		10.43	0.06	0.10	0.16	10.59
	12/31/02	(1)	10.00	0.12	0.31	0.43	10.43
Class C	12/31/03		10.41	0.06	0.07	0.13	10.54
	12/31/02	(1)	10.00	0.04	0.37	0.41	10.41
Class D	12/31/03		10.40	0.10	0.02	0.12	10.52
	12/31/02	(1)	10.00	0.01	0.39	0.40	10.40
Class E	12/31/03	(1)	100.00	1.55	0.16	1.71	101.71
Class F	12/31/03	(1)	10.00	(0.06)	0.04	(0.02)	9.98
Class G	12/31/03	(1)	10.00	(0.10)	0.06	(0.04)	9.96
Class H	12/31/03	(1)	10.00	(0.08)	0.05	(0.03)	9.97
Class I	12/31/03	(1)	10.00	(0.10)	0.05	(0.05)	9.95
WRL J.P. Morgan Enhanced Index Subaccount
Class A	12/31/03		8.10	(0.07)	2.28	2.21	10.31
	12/31/02	(1)	10.00	(0.03)	(1.87)	(1.90)	8.10
Class B	12/31/03		8.09	(0.08)	2.27	2.19	10.28
	12/31/02	(1)	10.00	(0.04)	(1.87)	(1.91)	8.09
Class C	12/31/03		8.07	(0.10)	2.27	2.17	10.24
	12/31/02	(1)	10.00	(0.05)	(1.88)	(1.93)	8.07
Class D	12/31/03		8.07	(0.13)	2.27	2.14	10.21
	12/31/02	(1)	10.00	(0.07)	(1.86)	(1.93)	8.07
Class E	12/31/03	(1)	100.00	0.06	29.33	29.39	129.39
Class F	12/31/03	(1)	10.00	(0.09)	2.26	2.17	12.17
Class G	12/31/03	(1)	10.00	(0.12)	2.26	2.14	12.14
Class H	12/31/03	(1)	10.00	(0.10)	2.26	2.16	12.16
Class I	12/31/03	(1)	10.00	(0.13)	2.25	2.12	12.12

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL Capital Guardian Value Subaccount (continued)
Class A	12/31/03		32.78%	$8,093	0.82%	1.25%
	12/31/02	(1)	(21.09)	2,892	5.01	1.25
Class B	12/31/03		32.65	17,787	0.84	1.40
	12/31/02	(1)	(21.17)	5,802	3.74	1.40
Class C	12/31/03		32.28	8,419	0.84	1.65
	12/31/02	(1)	(21.30)	2,865	(0.28)	1.65
Class D	12/31/03		32.11	1,014	0.83	1.80
	12/31/02	(1)	(21.38)	575	3.34	1.80
Class E	12/31/03	(1)	38.17	1	0.76	1.65
Class F	12/31/03	(1)	28.50	496	0.04	1.25
Class G	12/31/03	(1)	28.16	61	0.06	1.65
Class H	12/31/03	(1)	28.38	90	0.08	1.40
Class I	12/31/03	(1)	28.03	28	0.06	1.80
WRL Transamerica U.S. Government Securities Subaccount (continued)
Class A	12/31/03		1.57	1,813	2.07	1.25
	12/31/02	(1)	4.40	1,796	2.22	1.25
Class B	12/31/03		1.47	8,841	1.99	1.40
	12/31/02	(1)	4.30	11,384	1.92	1.40
Class C	12/31/03		1.19	3,424	2.21	1.65
	12/31/02	(1)	4.12	2,381	0.75	1.65
Class D	12/31/03		1.05	530	2.72	1.80
	12/31/02	(1)	4.02	309	0.31	1.80
Class E	12/31/03	(1)	1.71	1	2.02	0.65
Class F	12/31/03	(1)	(0.23)	165	0.23	1.25
Class G	12/31/03	(1)	(0.50)	55	0.10	1.65
Class H	12/31/03	(1)	(0.33)	55	0.12	1.40
Class I	12/31/03	(1)	(0.60)	24	0.18	1.80
WRL J.P. Morgan Enhanced Index Subaccount (continued)
Class A	12/31/03		27.22	1,830	0.50	1.25
	12/31/02	(1)	(19.05)	653	(0.72)	1.25
Class B	12/31/03		27.09	4,565	0.51	1.40
	12/31/02	(1)	(19.13)	2,371	(0.89)	1.40
Class C	12/31/03		26.74	2,148	0.50	1.65
	12/31/02	(1)	(19.26)	666	(1.25)	1.65
Class D	12/31/03		26.57	422	0.38	1.80
	12/31/02	(1)	(19.35)	25	(1.17)	1.80
Class E	12/31/03	(1)	29.39	1	0.51	0.65
Class F	12/31/03	(1)	21.80	172	0.03	1.25
Class G	12/31/03	(1)	21.48	563	0.01	1.65
Class H	12/31/03	(1)	21.68	61	0.05	1.40
Class I	12/31/03	(1)	21.36	24	0.06	1.80

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
WRL MFS High Yield Subaccount
Class A	12/31/03	(1)	$10.00	$0.02	$0.86	$0.88	$10.88
Class B	12/31/03	(1)	10.00	(0.02)	0.88	0.86	10.86
Class C	12/31/03	(1)	10.00	0.22	0.63	0.85	10.85
Class D	12/31/03	(1)	10.00	0.35	0.49	0.84	10.84
Class E	12/31/03	(1)	100.00	0.63	8.56	9.19	109.19
Class F	12/31/03	(1)	10.00	(0.06)	0.94	0.88	10.88
Class G	12/31/03	(1)	10.00	(0.11)	0.96	0.85	10.85
Class H	12/31/03	(1)	10.00	(0.07)	0.94	0.87	10.87
Class I	12/31/03	(1)	10.00	(0.09)	0.93	0.84	10.84
WRL Capital Guardian U.S. Equity Subaccount
Class A	12/31/03		8.02	(0.10)	2.89	2.79	10.81
	12/31/02	(1)	10.00	(0.03)	(1.95)	(1.98)	8.02
Class B	12/31/03		8.01	(0.11)	2.88	2.77	10.78
	12/31/02	(1)	10.00	(0.04)	(1.95)	(1.99)	8.01
Class C	12/31/03		8.00	(0.14)	2.88	2.74	10.74
	12/31/02	(1)	10.00	(0.05)	(1.95)	(2.00)	8.00
Class D	12/31/03		7.99	(0.15)	2.87	2.72	10.71
	12/31/02	(1)	10.00	(0.06)	(1.95)	(2.01)	7.99
Class E	12/31/03	(1)	100.00	(0.34)	34.93	34.59	134.59
Class F	12/31/03	(1)	10.00	(0.10)	2.65	2.55	12.55
Class G	12/31/03	(1)	10.00	(0.13)	2.64	2.09	12.51
Class H	12/31/03	(1)	10.00	(0.11)	2.64	2.53	12.53
Class I	12/31/03	(1)	10.00	(0.14)	2.64	2.50	12.50
Access U.S. Government Money Market Portfolio Subaccount
Class A	12/31/03	(1)	10.00	(0.08)	0.00	(0.08)	9.92
Class B	12/31/03	(1)	10.00	(0.09)	0.00	(0.09)	9.91
Class C	12/31/03	(1)	10.00	(0.12)	0.01	(0.11)	9.89
Class D	12/31/03	(1)	10.00	(0.12)	0.00	(0.12)	9.88
Class E	12/31/03	(1)	100.00	(0.43)	0.01	(0.42)	99.58
Class F	12/31/03	(1)	10.00	(0.08)	0.00	(0.08)	9.92
Class G	12/31/03	(1)	10.00	(0.11)	0.00	(0.11)	9.89
Class H	12/31/03	(1)	10.00	(0.09)	0.00	(0.09)	9.91
Class I	12/31/03	(1)	10.00	(0.12)	0.00	(0.12)	9.88
Potomac Dow 30 Plus Portfolio Subaccount
Class A	12/31/03	(1)	10.00	0.13	2.00	2.13	12.13
Class B	12/31/03	(1)	10.00	0.43	1.68	2.11	12.11
Class C	12/31/03	(1)	10.00	0.39	1.70	2.09	12.09
Class D	12/31/03	(1)	10.00	0.01	2.07	2.08	12.08
Class E	12/31/03	(1)	100.00	0.89	20.82	21.71	121.71
Class F	12/31/03	(1)	10.00	0.05	2.08	2.13	12.13
Class G	12/31/03	(1)	10.00	0.02	2.07	2.09	12.09
Class H	12/31/03	(1)	10.00	0.04	2.07	2.11	12.11
Class I	12/31/03	(1)	10.00	0.01	2.07	2.08	12.08

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
WRL MFS High Yield Subaccount (continued)
Class A	12/31/03	(1)	8.53%	$898	1.08%	1.25%
Class B	12/31/03	(1)	8.48	9,154	0.77	1.40
Class C	12/31/03	(1)	8.27	402	3.33	1.65
Class D	12/31/03	(1)	8.18	68	4.73	1.80
Class E	12/31/03	(1)	9.08	1	1.07	1.65
Class F	12/31/03	(1)	8.71	25	0.30	1.25
Class G	12/31/03	(1)	8.42	17	0.02	1.65
Class H	12/31/03	(1)	8.60	41	0.24	1.40
Class I	12/31/03	(1)	8.31	22	0.31	1.80
WRL Capital Guardian U.S. Equity Subaccount (continued)
Class A	12/31/03		34.67	6,128	0.17	1.25
	12/31/02	(1)	(19.83)	1,985	(0.60)	1.25
Class B	12/31/03		34.54	16,955	0.19	1.40
	12/31/02	(1)	(19.91)	4,620	(1.00)	1.40
Class C	12/31/03		34.17	4,008	0.19	1.65
	12/31/02	(1)	(20.04)	714	(1.36)	1.65
Class D	12/31/03		33.99	297	0.19	1.80
	12/31/02	(1)	(20.12)	92	(1.45)	1.80
Class E	12/31/03	(1)	34.59	1	0.17	1.65
Class F	12/31/03	(1)	25.15	196	0.00	1.25
Class G	12/31/03	(1)	24.81	69	0.00	1.65
Class H	12/31/03	(1)	25.02	26	0.00	1.40
Class I	12/31/03	(1)	24.69	25	0.00	1.80
Access U.S. Government Money Market Portfolio Subaccount (continued)
Class A	12/31/03	(1)	(0.90)	421	0.02	1.25
Class B	12/31/03	(1)	(0.95)	6,950	0.02	1.40
Class C	12/31/03	(1)	(1.14)	353	0.02	1.65
Class D	12/31/03	(1)	(1.22)	57	0.01	1.80
Class E	12/31/03	(1)	(0.42)	1	0.03	1.65
Class F	12/31/03	(1)	(1.07)	41	0.00	1.25
Class G	12/31/03	(1)	(0.90)	193	0.00	1.65
Class H	12/31/03	(1)	(1.17)	20	0.02	1.40
Class I	12/31/03	(1)	(0.90)	20	0.03	1.80
Potomac Dow 30 Plus Portfolio Subaccount (continued)
Class A	12/31/03	(1)	21.14	71	2.18	1.25
Class B	12/31/03	(1)	21.09	2,600	4.77	1.40
Class C	12/31/03	(1)	20.85	861	4.69	1.65
Class D	12/31/03	(1)	20.75	24	1.26	1.80
Class E	12/31/03	(1)	21.72	1	1.26	1.65
Class F	12/31/03	(1)	20.94	24	0.00	1.25
Class G	12/31/03	(1)	21.14	24	1.26	1.65
Class H	12/31/03	(1)	20.82	27	1.27	1.40
Class I	12/31/03	(1)	21.14	24	1.97	1.80

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
Potomac OTC Plus Portfolio Subaccount
Class A	12/31/03	(1)	$10.00	$0.75	$1.74	$2.49	$12.49
Class B	12/31/03	(1)	10.00	1.03	1.44	2.47	12.47
Class C	12/31/03	(1)	10.00	0.80	1.65	2.45	12.45
Class D	12/31/03	(1)	10.00	0.86	1.58	2.44	12.44
Class E	12/31/03	(1)	100.00	1.73	23.61	25.34	125.34
Class F	12/31/03	(1)	10.00	0.46	2.03	2.49	12.49
Class G	12/31/03	(1)	10.00	0.03	2.42	2.45	12.45
Class H	12/31/03	(1)	10.00	0.62	1.85	2.47	12.47
Class I	12/31/03	(1)	10.00	0.08	2.36	2.44	12.44
Wells S&P REIT Index Portfolio Subaccount
Class A	12/31/03	(1)	10.00	0.28	1.93	2.21	12.21
Class B	12/31/03	(1)	10.00	0.59	1.61	2.20	12.20
Class C	12/31/03	(1)	10.00	0.12	2.06	2.18	12.18
Class D	12/31/03	(1)	10.00	0.11	2.05	2.16	12.16
Class E	12/31/03	(1)	100.00	1.64	20.92	22.56	122.56
Class F	12/31/03	(1)	10.00	0.40	1.81	2.21	12.21
Class G	12/31/03	(1)	10.00	0.30	1.88	2.18	12.18
Class H	12/31/03	(1)	10.00	0.19	2.01	2.20	12.20
Class I	12/31/03	(1)	10.00	0.08	2.08	2.16	12.16
Fidelity VIP Growth Opportunities Portfolio Subaccount
Class A	12/31/03		5.55	(0.05)	1.59	1.54	7.09
	12/31/02		7.20	(0.01)	(1.64)	(1.65)	5.55
	12/31/01		8.54	(0.07)	(1.27)	(1.34)	7.20
	12/31/00	(1)	10.00	(0.08)	(1.38)	(1.46)	8.54
Class B	12/31/03		5.53	(0.06)	1.58	1.52	7.05
	12/31/02		7.18	(0.04)	(1.61)	(1.65)	5.53
	12/31/01		8.54	(0.08)	(1.28)	(1.36)	7.18
	12/31/00	(1)	10.00	(0.09)	(1.37)	(1.46)	8.54
Class C	12/31/03		5.49	(0.07)	1.57	1.50	6.99
	12/31/02		7.15	(0.06)	(1.60)	(1.66)	5.49
	12/31/01		8.52	(0.10)	(1.27)	(1.37)	7.15
	12/31/00	(1)	10.00	(0.10)	(1.38)	(1.48)	8.52
Class D	12/31/03		5.47	(0.09)	1.57	1.48	6.95
	12/31/02		7.14	(0.05)	(1.62)	(1.67)	5.47
	12/31/01		8.51	(0.10)	(1.27)	(1.37)	7.14
	12/31/00	(1)	10.00	(0.11)	(1.38)	(1.49)	8.51

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
Potomac OTC Plus Portfolio Subaccount (continued)
Class A	12/31/03	(1)	24.75%	$3,382	7.92%	1.25%
Class B	12/31/03	(1)	24.69	26,127	9.61	1.40
Class C	12/31/03	(1)	24.45	2,220	8.03	1.65
Class D	12/31/03	(1)	24.34	889	8.77	1.80
Class E	12/31/03	(1)	25.34	1	1.98	1.65
Class F	12/31/03	(1)	24.54	83	0.00	1.25
Class G	12/31/03	(1)	24.75	27	1.40	1.65
Class H	12/31/03	(1)	24.41	166	6.28	1.40
Class I	12/31/03	(1)	24.75	25	1.97	1.80
Wells S&P REIT Index Portfolio Subaccount (continued)
Class A	12/31/03	(1)	21.98	82	3.63	1.25
Class B	12/31/03	(1)	21.92	1,083	6.01	1.40
Class C	12/31/03	(1)	21.69	229	2.32	1.65
Class D	12/31/03	(1)	21.58	41	2.19	1.80
Class E	12/31/03	(1)	22.56	1	1.91	1.65
Class F	12/31/03	(1)	21.78	103	0.00	1.25
Class G	12/31/03	(1)	21.98	71	3.74	1.65
Class H	12/31/03	(1)	21.65	44	2.62	1.40
Class I	12/31/03	(1)	21.98	24	1.90	1.80
Fidelity VIP Growth Opportunities Portfolio Subaccount (continued)
Class A	12/31/03		27.67	684	0.51	1.25
	12/31/02		(22.98)	740	(0.16)	1.25
	12/31/01		(15.70)	1206	(1.01)	1.25
	12/31/00	(1)	(14.56)	743	(1.25)	1.25
Class B	12/31/03		27.55	6,777	0.43	1.40
	12/31/02		(23.09)	5,029	(0.62)	1.40
	12/31/01		(15.83)	5,079	(1.15)	1.40
	12/31/00	(1)	(14.65)	2,845	(1.40)	1.40
Class C	12/31/03		27.20	1,209	0.44	1.65
	12/31/02		(23.29)	864	(1.14)	1.65
	12/31/01		(16.04)	287	1.36	1.65
	12/31/00	(1)	(14.79)	128	(1.65)	1.65
Class D	12/31/03		27.03	319	0.37	1.80
	12/31/02		(23.40)	48	(0.94)	1.80
	12/31/01		(16.16)	33	(1.40)	1.80
	12/31/00	(1)	(14.88)	40	(1.80)	1.80

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Accumulation Unit Value, Beginning of Year	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investment	Net Income (Loss) from Operations	Accumulation Unit Value, End of Year
Fidelity VIP Contrafund® Portfolio Subaccount
Class A	12/31/03		$7.22	$(0.07)	$2.00	$1.93	$9.15
	12/31/02		8.09	(0.06)	(0.81)	(0.87)	7.22
	12/31/01		9.36	(0.07)	(1.20)	(1.27)	8.09
	12/31/00	(1)	10.00	(0.08)	(0.56)	(0.64)	9.36
Class B	12/31/03		7.20	(0.09)	1.99	1.90	9.10
	12/31/02		8.07	(0.07)	(0.80)	(0.87)	7.20
	12/31/01		9.35	(0.07)	(1.21)	(1.28)	8.07
	12/31/00	(1)	10.00	(0.09)	(0.56)	(0.65)	9.35
Class C	12/31/03		7.15	(0.11)	1.97	1.86	9.01
	12/31/02		8.04	(0.09)	(0.80)	(0.89)	7.15
	12/31/01		9.34	(0.08)	(1.22)	(1.30)	8.04
	12/31/00	(1)	10.00	(0.11)	(0.55)	(0.66)	9.34
Class D	12/31/03		7.12	(0.13)	1.97	1.84	8.96
	12/31/02		8.02	(0.06)	(0.84)	(0.90)	7.12
	12/31/01		9.33	(0.08)	(1.23)	(1.31)	8.02
	12/31/00	(1)	10.00	(0.12)	(0.55)	(0.67)	9.33
Fidelity VIP Equity-Income Portfolio Subaccount
Class A	12/31/03		8.40	0.01	2.37	2.38	10.78
	12/31/02		10.26	0.03	(1.89)	(1.86)	8.40
	12/31/01		10.96	(0.08)	(0.62)	(0.70)	10.26
	12/31/00	(1)	10.00	(0.09)	1.05	0.96	10.96
Class B	12/31/03		8.36	0.01	2.35	2.36	10.72
	12/31/02		10.24	0.01	(1.89)	(1.88)	8.36
	12/31/01		10.95	(0.09)	(0.62)	(0.71)	10.24
	12/31/00	(1)	10.00	(0.10)	1.05	0.95	10.95
Class C	12/31/03		8.31	(0.02)	2.34	2.32	10.63
	12/31/02		10.19	(0.06)	(1.82)	(1.88)	8.31
	12/31/01		10.94	(0.01)	(0.74)	(0.75)	10.19
	12/31/00	(1)	10.00	(0.12)	1.06	0.94	10.94
Class D	12/31/03		8.27	(0.07)	2.37	2.30	10.57
	12/31/02		10.17	(0.03)	(1.87)	(1.90)	8.27
	12/31/01		10.92	(0.01)	(0.74)	(0.75)	10.17
	12/31/00	(1)	10.00	(0.13)	1.05	0.92	10.92

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

	Year Ended		Total Return	Net Assets at End of Year (in Thousands)	Investment Income Ratio	Expense Ratio
Fidelity VIP Contrafund® Portfolio Subaccount (continued)
Class A	12/31/03		26.48%	$3,953	0.37%	1.25%
	12/31/02		(10.73)	4,326	(0.82)	1.25
	12/31/01		(13.56)	2,386	(0.88)	1.25
	12/31/00	(1)	(6.38)	1,015	(1.25)	1.25
Class B	12/31/03		26.36	26,377	0.30	1.40
	12/31/02		(10.86)	20,486	(0.89)	1.40
	12/31/01		(13.69)	11,282	(0.91)	1.40
	12/31/00	(1)	(6.48)	5,383	(1.40)	1.40
Class C	12/31/03		6.57	5,041	0.25	1.65
	12/31/02		(11.08)	2,664	(1.31)	1.65
	12/31/01		(13.90)	609	1.52	1.65
	12/31/00	(1)	(6.63)	409	(1.65)	1.65
Class D	12/31/03		25.84	612	0.18	1.80
	12/31/02		(11.22)	248	(1.17)	1.80
	12/31/01		(14.03)	80	(1.03)	1.80
	12/31/00	(1)	(6.73)	80	(1.80)	1.80
Fidelity VIP Equity-Income Portfolio Subaccount (continued)
Class A	12/31/03		28.29	10,219	1.39	1.25
	12/31/02		(18.18)	6,738	0.35	1.25
	12/31/01		(6.40)	6,937	(0.74)	1.25
	12/31/00	(1)	9.65	922	(1.25)	1.25
Class B	12/31/03		28.16	25,885	1.53	1.40
	12/31/02		(18.31)	19,240	0.09	1.40
	12/31/01		(6.54)	17,834	(0.84)	1.40
	12/31/00	(1)	9.54	2,750	(1.40)	1.40
Class C	12/31/03		5.19	6,006	1.37	1.65
	12/31/02		(18.51)	3,809	(0.67)	1.65
	12/31/01		(6.78)	1,232	(0.09)	1.65
	12/31/00	(1)	(9.35)	119	(1.65)	1.65
Class D	12/31/03		27.64	274	1.01	1.80
	12/31/02		(18.63)	72	(0.42)	1.80
	12/31/01		(6.92)	38	(0.09)	1.80
	12/31/00	(1)	9.24	39	(1.80)	1.80

Per unit information has been computed using average units outstanding throughout each period. Total return and investment income ratios are not annualized for periods of less than one year. The ratio of investment income (loss) is represented as the dividends, excluding distributions of long-term capital gains, received by the Annuity Account to the average net assets. For the periods prior to December 31, 2003, the ratio represented net investment income (loss) as the dividends received, reduced for expenses paid by the Annuity Account, to the average net assets and annualized for periods of less than one year. The expense ratio considers only the expenses borne directly by the Annuity Account and excludes expenses incurred directly by the underlying funds.

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

NOTE 6 — EQUITY TRANSACTIONS (All amounts in thousands)

Unit Activity:

	Year Ended		Units Outstanding - Beginning of Year	Units Issued	Units Redeemed	Units Outstanding - End of Year
WRL Transamerica Money Market Subaccount
Class A	12/31/03		4,471	3,745	(5,687)	2,529
	12/31/02		4,889	6,763	(7,181)	4,471
Class B	12/31/03		22,772	28,058	(39,487)	11,343
	12/31/02		22,584	72,256	(72,068)	22,772
Class C	12/31/03		4,968	61,921	(64,936)	1,953
	12/31/02		719	19,862	(15,613)	4,968
Class D	12/31/03		190	798	(826)	162
	12/31/02		51	328	(189)	190
Class E	12/31/03	(1)	0	2,009	(2,009)	0
Class F	12/31/03	(1)	0	208	(98)	110
Class G	12/31/03	(1)	0	8,855	(8,528)	327
Class H	12/31/03	(1)	0	41	(39)	2
Class I	12/31/03	(1)	0	2	0	2
WRL AEGON Bond Subaccount
Class A	12/31/03		2,034	404	(973)	1,465
	12/31/02		2,020	1,022	(1,008)	2,034
Class B	12/31/03		11,128	3,690	(7,029)	7,789
	12/31/02		9,621	9,180	(7,673)	11,128
Class C	12/31/03		994	1,101	(1,007)	1,088
	12/31/02		238	1,101	(345)	994
Class D	12/31/03		117	151	(142)	126
	12/31/02		3	153	(39)	117
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	138	(27)	111
Class G	12/31/03	(1)	0	25	0	25
Class H	12/31/03	(1)	0	13	0	13
Class I	12/31/03	(1)	0	3	0	3
WRL Janus Growth Subaccount
Class A	12/31/03		6,397	411	(1,464)	5,344
	12/31/02		8,639	585	(2,827)	6,397
Class B	12/31/03		22,247	3,102	(7,016)	18,333
	12/31/02		29,249	5,474	(12,476)	22,247
Class C	12/31/03		1,636	1,529	(943)	2,222
	12/31/02		1,340	1,449	(1,153)	1,636
Class D	12/31/03		161	75	(52)	184
	12/31/02		112	122	(73)	161
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	34	(4)	30
Class G	12/31/03	(1)	0	9	(3)	6
Class H	12/31/03	(1)	0	11	(1)	10
Class I	12/31/03	(1)	0	3	(1)	2

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Transamerica Money Market Subaccount
Class A	12/31/03		$59,992	$(91,081)	$(31,089)
	12/31/02		108,449	(115,155)	(6,706)
Class B	12/31/03		372,420	(523,935)	(151,515)
	12/31/02		961,625	(959,111)	2,514
Class C	12/31/03		661,622	(693,465)	(31,843)
	12/31/02		213,138	(167,544)	45,594
Class D	12/31/03		8,506	(8,797)	(291)
	12/31/02		3,510	(2,015)	1,495
Class E	12/31/03	(1)	202,643	(202,645)	(2)
Class F	12/31/03	(1)	2,057	(975)	1,082
Class G	12/31/03	(1)	88,098	(84,799)	3,299
Class H	12/31/03	(1)	393	(389)	4
Class I	12/31/03	(1)	6	(2)	4
WRL AEGON Bond Subaccount
Class A	12/31/03		10,468	(25,377)	(14,909)
	12/31/02		25,214	(24,589)	625
Class B	12/31/03		65,107	(124,767)	(59,660)
	12/31/02		154,162	(127,735)	26,427
Class C	12/31/03		13,977	(12,827)	1,150
	12/31/02		13,440	(4,197)	9,243
Class D	12/31/03		1,896	(1,799)	97
	12/31/02		1,876	(478)	1,398
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	1,364	(272)	1,092
Class G	12/31/03	(1)	232	0	232
Class H	12/31/03	(1)	113	0	113
Class I	12/31/03	(1)	7	0	7
WRL Janus Growth Subaccount
Class A	12/31/03		15,740	(55,718)	(39,978)
	12/31/02		22,935	(108,410)	(85,475)
Class B	12/31/03		57,491	(128,138)	(70,647)
	12/31/02		106,630	(231,474)	(124,844)
Class C	12/31/03		6,315	(4,009)	2,306
	12/31/02		5,913	(4,628)	1,285
Class D	12/31/03		298	(217)	81
	12/31/02		474	(293)	181
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	364	(48)	316
Class G	12/31/03	(1)	71	(31)	40
Class H	12/31/03	(1)	101	(11)	90
Class I	12/31/03	(1)	11	(6)	5

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Unit Activity:

	Year Ended		Units Outstanding - Beginning of Year	Units Issued	Units Redeemed	Units Outstanding - End of Year
WRL Janus Global Subaccount
Class A	12/31/03		4,525	226	(1,350)	3,401
	12/31/02		6,380	439	(2,294)	4,525
Class B	12/31/03		11,483	3,074	(5,753)	8,804
	12/31/02		15,751	6,989	(11,257)	11,483
Class C	12/31/03		229	68,318	(68,319)	228
	12/31/02		297	6,913	(6,981)	229
Class D	12/31/03		41	14	(13)	42
	12/31/02		34	15	(8)	41
Class E	12/31/03	(1)	0	1,566	(1,566)	0
Class F	12/31/03	(1)	0	9	(2)	7
Class G	12/31/03	(1)	0	1,807	(1,804)	3
Class H	12/31/03	(1)	0	7	0	7
Class I	12/31/03	(1)	0	2	0	2
WRL LKCM Strategic Total Return Subaccount
Class A	12/31/03		3,727	252	(1,095)	2,884
	12/31/02		5,179	448	(1,900)	3,727
Class B	12/31/03		9,363	1,034	(2,681)	7,716
	12/31/02		11,796	2,621	(5,054)	9,363
Class C	12/31/03		523	368	(275)	616
	12/31/02		276	404	(157)	523
Class D	12/31/03		39	33	(16)	56
	12/31/02		19	40	(20)	39
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	18	(2)	16
Class G	12/31/03	(1)	0	4	0	4
Class H	12/31/03	(1)	0	2	0	2
Class I	12/31/03	(1)	0	2	0	2
WRL Van Kampen Emerging Growth Subaccount
Class A	12/31/03		3,300	232	(975)	2,557
	12/31/02		4,479	311	(1,490)	3,300
Class B	12/31/03		10,253	1,267	(2,916)	8,604
	12/31/02		13,225	2,888	(5,860)	10,253
Class C	12/31/03		1,007	765	(581)	1,191
	12/31/02		640	1,129	(762)	1,007
Class D	12/31/03		98	64	(20)	142
	12/31/02		71	82	(55)	98
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	16	(1)	15
Class G	12/31/03	(1)	0	4	0	4
Class H	12/31/03	(1)	0	4	0	4
Class I	12/31/03	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Janus Global Subaccount
Class A	12/31/03		$5,602	$(33,273)	$(27,671)
	12/31/02		11,860	(62,431)	(50,571)
Class B	12/31/03		72,791	(137,942)	(65,151)
	12/31/02		196,997	(312,164)	(115,167)
Class C	12/31/03		356,483	(359,094)	(2,611)
	12/31/02		36,094	(36,503)	(409)
Class D	12/31/03		74	(71)	3
	12/31/02		80	(46)	34
Class E	12/31/03	(1)	174,883	(176,866)	(1,983)
Class F	12/31/03	(1)	73	(18)	55
Class G	12/31/03	(1)	20,638	(20,755)	(117)
Class H	12/31/03	(1)	56	0	56
Class I	12/31/03	(1)	0	0	0
WRL LKCM Strategic Total Return Subaccount
Class A	12/31/03		4,806	(20,813)	(16,007)
	12/31/02		8,449	(35,777)	(27,328)
Class B	12/31/03		19,504	(50,291)	(30,787)
	12/31/02		50,273	(94,841)	(44,568)
Class C	12/31/03		3,189	(2,418)	771
	12/31/02		3,471	(1,332)	2,139
Class D	12/31/03		281	(143)	138
	12/31/02		342	(171)	171
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	175	(20)	155
Class G	12/31/03	(1)	19	0	19
Class H	12/31/03	(1)	0	0	0
Class I	12/31/03	(1)	1	0	1
WRL Van Kampen Emerging Growth Subaccount
Class A	12/31/03		6,214	(25,821)	(19,607)
	12/31/02		9,102	(43,598)	(34,496)
Class B	12/31/03		33,501	(75,956)	(42,455)
	12/31/02		88,114	(172,137)	(84,023)
Class C	12/31/03		3,832	(2,918)	914
	12/31/02		5,921	(3,917)	2,004
Class D	12/31/03		318	(99)	219
	12/31/02		397	(269)	128
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	150	(8)	142
Class G	12/31/03	(1)	17	0	17
Class H	12/31/03	(1)	20	(2)	18
Class I	12/31/03	(1)	0	0	0

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Unit Activity:

	Year Ended		Units Outstanding - Beginning of Year	Units Issued	Units Redeemed	Units Outstanding - End of Year
WRL Alger Aggressive Growth Subaccount
Class A	12/31/03		2,053	336	(605)	1,784
	12/31/02		2,841	297	(1,085)	2,053
Class B	12/31/03		10,419	2,055	(3,256)	9,218
	12/31/02		13,382	3,102	(6,065)	10,419
Class C	12/31/03		661	909	(504)	1,066
	12/31/02		383	670	(392)	661
Class D	12/31/03		118	103	(27)	194
	12/31/02		47	131	(60)	118
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	25	(6)	19
Class G	12/31/03	(1)	0	11	(2)	9
Class H	12/31/03	(1)	0	8	(1)	7
Class I	12/31/03	(1)	0	2	0	2
WRL Federated Growth & Income Subaccount
Class A	12/31/03		2,225	738	(766)	2,197
	12/31/02		1,806	1,799	(1,380)	2,225
Class B	12/31/03		9,403	2,761	(3,477)	8,687
	12/31/02		7,937	7,659	(6,193)	9,403
Class C	12/31/03		1,180	859	(485)	1,554
	12/31/02		255	1,431	(506)	1,180
Class D	12/31/03		80	86	(51)	115
	12/31/02		3	104	(27)	80
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	211	(53)	158
Class G	12/31/03	(1)	0	37	(8)	29
Class H	12/31/03	(1)	0	24	(1)	23
Class I	12/31/03	(1)	0	2	0	2
WRL Transamerica Value Balanced Subaccount
Class A	12/31/03		2,538	268	(866)	1,940
	12/31/02		2,509	1,308	(1,279)	2,538
Class B	12/31/03		9,361	1,268	(3,087)	7,542
	12/31/02		8,056	6,600	(5,295)	9,361
Class C	12/31/03		487	411	(288)	610
	12/31/02		147	544	(204)	487
Class D	12/31/03		31	30	(16)	45
	12/31/02		2	52	(23)	31
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	34	(1)	33
Class G	12/31/03	(1)	0	4	0	4
Class H	12/31/03	(1)	0	2	0	2
Class I	12/31/03	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Alger Aggressive Growth Subaccount
Class A	12/31/03		$6,138	$(11,037)	$(4,899)
	12/31/02		5,786	(21,197)	(15,411)
Class B	12/31/03		36,845	(57,800)	(20,955)
	12/31/02		60,785	(116,411)	(55,626)
Class C	12/31/03		4,329	(2,491)	1,838
	12/31/02		3,241	(1,857)	1,384
Class D	12/31/03		464	(129)	335
	12/31/02		586	(273)	313
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	271	(77)	194
Class G	12/31/03	(1)	103	(26)	77
Class H	12/31/03	(1)	65	(10)	55
Class I	12/31/03	(1)	2	(2)	0
WRL Federated Growth & Income Subaccount
Class A	12/31/03		17,735	(18,355)	(620)
	12/31/02		40,837	(30,659)	10,178
Class B	12/31/03		65,094	(82,675)	(17,581)
	12/31/02		172,425	(137,396)	35,029
Class C	12/31/03		13,265	(7,726)	5,539
	12/31/02		21,013	(7,322)	13,691
Class D	12/31/03		1,307	(818)	489
	12/31/02		1,497	(398)	1,099
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	2,322	(572)	1,750
Class G	12/31/03	(1)	380	(85)	295
Class H	12/31/03	(1)	239	(11)	228
Class I	12/31/03	(1)	0	0	0
WRL Transamerica Value Balanced Subaccount
Class A	12/31/03		4,320	(13,949)	(9,629)
	12/31/02		22,031	(20,063)	1,968
Class B	12/31/03		20,404	(49,335)	(28,931)
	12/31/02		110,598	(82,636)	27,962
Class C	12/31/03		4,240	(2,979)	1,261
	12/31/02		5,537	(2,002)	3,535
Class D	12/31/03		308	(171)	137
	12/31/02		510	(221)	289
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	348	(11)	337
Class G	12/31/03	(1)	19	0	19
Class H	12/31/03	(1)	1	0	1
Class I	12/31/03	(1)	0	0	0

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Unit Activity:

	Year Ended		Units Outstanding - Beginning of Year	Units Issued	Units Redeemed	Units Outstanding - End of Year
WRL PBHG/NWQ Value Select Subaccount
Class A	12/31/03		1,498	462	(872)	1,088
	12/31/02		1,920	503	(925)	1,498
Class B	12/31/03		4,664	1,554	(2,188)	4,030
	12/31/02		5,207	3,093	(3,636)	4,664
Class C	12/31/03		572	539	(401)	710
	12/31/02		113	578	(119)	572
Class D	12/31/03		40	70	(40)	70
	12/31/02		6	66	(32)	40
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	20	(2)	18
Class G	12/31/03	(1)	0	8	(3)	5
Class H	12/31/03	(1)	0	7	0	7
Class I	12/31/03	(1)	0	2	0	2
WRL American Century International Subaccount
Class A	12/31/03		369	1,159	(676)	852
	12/31/02		418	556	(605)	369
Class B	12/31/03		2,158	6,854	(2,193)	6,819
	12/31/02		1,815	12,674	(12,331)	2,158
Class C	12/31/03		248	24,260	(23,302)	1,206
	12/31/02		71	3,997	(3,820)	248
Class D	12/31/03		23	156	(43)	136
	12/31/02		21	16	(14)	23
Class E	12/31/03	(1)	0	112	(112)	0
Class F	12/31/03	(1)	0	16	0	16
Class G	12/31/03	(1)	0	1,563	(1,561)	2
Class H	12/31/03	(1)	0	3	0	3
Class I	12/31/03	(1)	0	2	0	2
WRL GE U.S. Equity Subaccount
Class A	12/31/03		1,378	354	(530)	1,202
	12/31/02		2,055	376	(1,053)	1,378
Class B	12/31/03		5,775	1,067	(1,831)	5,011
	12/31/02		6,773	2,239	(3,237)	5,775
Class C	12/31/03		313	461	(211)	563
	12/31/02		160	260	(107)	313
Class D	12/31/03		116	121	(98)	139
	12/31/02		64	112	(60)	116
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	10	0	10
Class G	12/31/03	(1)	0	3	0	3
Class H	12/31/03	(1)	0	2	0	2
Class I	12/31/03	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL PBHG/NWQ Value Select Subaccount
Class A	12/31/03		$6,547	$(11,965)	$(5,418)
	12/31/02		7,365	(13,002)	(5,637)
Class B	12/31/03		21,771	(29,672)	(7,901)
	12/31/02		45,849	(52,047)	(6,198)
Class C	12/31/03		5,534	(4,089)	1,445
	12/31/02		5,829	(1,230)	4,599
Class D	12/31/03		706	(398)	308
	12/31/02		642	(320)	322
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	203	(20)	183
Class G	12/31/03	(1)	74	(35)	39
Class H	12/31/03	(1)	51	(1)	50
Class I	12/31/03	(1)	2	0	2
WRL American Century International Subaccount
Class A	12/31/03		8,313	(5,068)	3,245
	12/31/02		4,692	(5,095)	(403)
Class B	12/31/03		49,172	(17,071)	32,101
	12/31/02		110,274	(107,480)	2,794
Class C	12/31/03		135,657	(131,956)	3,701
	12/31/02		23,323	(22,486)	837
Class D	12/31/03		842	(243)	599
	12/31/02		82	(76)	6
Class E	12/31/03	(1)	12,449	(12,609)	(160)
Class F	12/31/03	(1)	153	0	153
Class G	12/31/03	(1)	17,705	(17,976)	(271)
Class H	12/31/03	(1)	15	0	15
Class I	12/31/03	(1)	0	0	0
WRL GE U.S. Equity Subaccount
Class A	12/31/03		4,704	(6,941)	(2,237)
	12/31/02		5,109	(13,995)	(8,886)
Class B	12/31/03		13,896	(23,776)	(9,880)
	12/31/02		31,269	(43,799)	(12,530)
Class C	12/31/03		3,524	(1,643)	1,881
	12/31/02		2,091	(835)	1,256
Class D	12/31/03		945	(798)	147
	12/31/02		854	(443)	411
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	90	(3)	87
Class G	12/31/03	(1)	16	(3)	13
Class H	12/31/03	(1)	2	0	2
Class I	12/31/03	(1)	10	(5)	5

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Unit Activity:

	Year Ended		Units Outstanding - Beginning of Year	Units Issued	Units Redeemed	Units Outstanding - End of Year
WRL Third Avenue Value Subaccount
Class A	12/31/2003		2,041	809	(763)	2,087
	12/31/2002		2,000	1,399	(1,358)	2,041
Class B	12/31/2003		7,317	2,401	(2,535)	7,183
	12/31/2002		6,522	5,696	(4,901)	7,317
Class C	12/31/2003		787	719	(295)	1,211
	12/31/2002		142	795	(150)	787
Class D	12/31/2003		40	69	(20)	89
	12/31/2002		7	62	(29)	40
Class E	12/31/2003	(1)	0	0	0	0
Class F	12/31/2003	(1)	0	82	(22)	60
Class G	12/31/2003	(1)	0	19	(4)	15
Class H	12/31/2003	(1)	0	4	0	4
Class I	12/31/2003	(1)	0	2	0	2
WRL Clarion Real Estate Securities Subaccount
Class A	12/31/2003		894	567	(463)	998
	12/31/2002		405	1,128	(639)	894
Class B	12/31/2003		4,593	2,147	(2,351)	4,389
	12/31/2002		2,405	5,934	(3,746)	4,593
Class C	12/31/2003		298	426	(224)	500
	12/31/2002		38	349	(89)	298
Class D	12/31/2003		28	43	(18)	53
	12/31/2002		11	33	(16)	28
Class E	12/31/2003	(1)	0	0	0	0
Class F	12/31/2003	(1)	0	46	(3)	43
Class G	12/31/2003	(1)	0	7	0	7
Class H	12/31/2003	(1)	0	7	0	7
Class I	12/31/2003	(1)	0	2	0	2
WRL Marsico Growth Subaccount
Class A	12/31/2003		813	383	(579)	617
	12/31/2002		613	888	(688)	813
Class B	12/31/2003		2,135	2,096	(1,251)	2,980
	12/31/2002		2,108	2,501	(2,474)	2,135
Class C	12/31/2003		580	407	(301)	686
	12/31/2002		76	666	(162)	580
Class D	12/31/2003		33	25	(8)	50
	12/31/2002		11	57	(35)	33
Class E	12/31/2003	(1)	0	0	0	0
Class F	12/31/2003	(1)	0	11	(3)	8
Class G	12/31/2003	(1)	0	5	0	5
Class H	12/31/2003	(1)	0	5	0	5
Class I	12/31/2003	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Third Avenue Value Subaccount
Class A	12/31/2003		$11,665	$(10,746)	$919
	12/31/2002		19,991	(18,857)	1,134
Class B	12/31/2003		34,477	(34,977)	(500)
	12/31/2002		81,225	(66,681)	14,544
Class C	12/31/2003		10,275	(4,246)	6,029
	12/31/2002		10,816	(2,027)	8,789
Class D	12/31/2003		972	(284)	688
	12/31/2002		793	(380)	413
Class E	12/31/2003	(1)	0	0	0
Class F	12/31/2003	(1)	993	(250)	743
Class G	12/31/2003	(1)	208	(49)	159
Class H	12/31/2003	(1)	29	0	29
Class I	12/31/2003	(1)	10	(4)	6
WRL Clarion Real Estate Securities Subaccount
Class A	12/31/2003		7,343	(5,821)	1,522
	12/31/2002		13,375	(7,336)	6,039
Class B	12/31/2003		27,348	(29,864)	(2,516)
	12/31/2002		69,980	(43,216)	26,764
Class C	12/31/2003		6,872	(3,763)	3,109
	12/31/2002		5,224	(1,316)	3,908
Class D	12/31/2003		709	(295)	414
	12/31/2002		490	(239)	251
Class E	12/31/2003	(1)	0	0	0
Class F	12/31/2003	(1)	513	(31)	482
Class G	12/31/2003	(1)	65	0	65
Class H	12/31/2003	(1)	59	0	59
Class I	12/31/2003	(1)	1	0	1
WRL Marsico Growth Subaccount
Class A	12/31/2003		2,846	(4,110)	(1,264)
	12/31/2002		6,395	(4,921)	1,474
Class B	12/31/2003		15,333	(8,882)	6,451
	12/31/2002		18,313	(17,393)	920
Class C	12/31/2003		2,640	(1,977)	663
	12/31/2002		4,254	(1,027)	3,227
Class D	12/31/2003		172	(53)	119
	12/31/2002		368	(226)	142
Class E	12/31/2003	(1)	0	0	0
Class F	12/31/2003	(1)	110	(39)	71
Class G	12/31/2003	(1)	34	0	34
Class H	12/31/2003	(1)	33	0	33
Class I	12/31/2003	(1)	1	0	1

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Unit Activity:

	Year Ended		Units Outstanding - Beginning of Year	Units Issued	Units Redeemed	Units Outstanding - End of Year
WRL Munder Net50 Subaccount
Class A	12/31/2003		382	787	(536)	633
	12/31/2002		124	450	(192)	382
Class B	12/31/2003		1,593	3,889	(2,440)	3,042
	12/31/2002		883	2,043	(1,333)	1,593
Class C	12/31/2003		201	711	(425)	487
	12/31/2002		26	219	(44)	201
Class D	12/31/2003		8	94	(29)	73
	12/31/2002		8	13	(13)	8
Class E	12/31/2003	(1)	0	0	0	0
Class F	12/31/2003	(1)	0	78	(47)	31
Class G	12/31/2003	(1)	0	15	(2)	13
Class H	12/31/2003	(1)	0	9	0	9
Class I	12/31/2003	(1)	0	2	0	2
WRL T. Rowe Price Equity Income Subaccount
Class A	12/31/2003		739	466	(321)	884
	12/31/2002		762	514	(537)	739
Class B	12/31/2003		3,079	1,284	(1,291)	3,072
	12/31/2002		2,836	2,387	(2,144)	3,079
Class C	12/31/2003		375	389	(140)	624
	12/31/2002		146	344	(115)	375
Class D	12/31/2003		12	38	(4)	46
	12/31/2002		5	27	(20)	12
Class E	12/31/2003	(1)	0	0	0	0
Class F	12/31/2003	(1)	0	67	(20)	47
Class G	12/31/2003	(1)	0	6	0	6
Class H	12/31/2003	(1)	0	6	0	6
Class I	12/31/2003	(1)	0	2	0	2
WRL T. Rowe Price Small Cap Subaccount
Class A	12/31/2003		792	794	(644)	942
	12/31/2002		693	523	(424)	792
Class B	12/31/2003		2,383	3,246	(2,073)	3,556
	12/31/2002		1,974	3,928	(3,519)	2,383
Class C	12/31/2003		552	3,608	(3,106)	1,054
	12/31/2002		79	3,287	(2,814)	552
Class D	12/31/2003		40	80	(21)	99
	12/31/2002		3	40	(3)	40
Class E	12/31/2003	(1)	0	0	0	0
Class F	12/31/2003	(1)	0	52	(9)	43
Class G	12/31/2003	(1)	0	11	(2)	9
Class H	12/31/2003	(1)	0	12	0	12
Class I	12/31/2003	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Munder Net50 Subaccount
Class A	12/31/2003		$5,903	$(3,319)	$2,584
	12/31/2002		2,648	(1,184)	1,464
Class B	12/31/2003		28,422	(16,123)	12,299
	12/31/2002		11,855	(7,785)	4,070
Class C	12/31/2003		4,671	(2,584)	2,087
	12/31/2002		1,164	(244)	920
Class D	12/31/2003		631	(194)	437
	12/31/2002		64	(60)	4
Class E	12/31/2003	(1)	0	0	0
Class F	12/31/2003	(1)	989	(581)	408
Class G	12/31/2003	(1)	175	(25)	150
Class H	12/31/2003	(1)	89	(4)	85
Class I	12/31/2003	(1)	2	(2)	0
WRL T. Rowe Price Equity Income Subaccount
Class A	12/31/2003		3,912	(2,549)	1,363
	12/31/2002		4,395	(4,391)	4
Class B	12/31/2003		10,474	(10,065)	409
	12/31/2002		20,422	(17,713)	2,709
Class C	12/31/2003		3,382	(1,221)	2,161
	12/31/2002		2,983	(999)	1,984
Class D	12/31/2003		317	(36)	281
	12/31/2002		241	(176)	65
Class E	12/31/2003	(1)	0	0	0
Class F	12/31/2003	(1)	720	(227)	493
Class G	12/31/2003	(1)	42	(1)	41
Class H	12/31/2003	(1)	41	0	41
Class I	12/31/2003	(1)	0	0	0
WRL T. Rowe Price Small Cap Subaccount
Class A	12/31/2003		7,589	(5,961)	1,628
	12/31/2002		5,026	(3,941)	1,085
Class B	12/31/2003		31,243	(19,587)	11,656
	12/31/2002		37,285	(32,562)	4,723
Class C	12/31/2003		25,809	(22,132)	3,677
	12/31/2002		22,372	(19,088)	3,284
Class D	12/31/2003		570	(156)	414
	12/31/2002		260	(19)	241
Class E	12/31/2003	(1)	0	0	0
Class F	12/31/2003	(1)	617	(89)	528
Class G	12/31/2003	(1)	113	(25)	88
Class H	12/31/2003	(1)	123	0	123
Class I	12/31/2003	(1)	8	(4)	4

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Unit Activity:

	Year Ended		Units Outstanding - Beginning of Year	Units Issued	Units Redeemed	Units Outstanding - End of Year
WRL Salomon All Cap Subaccount
Class A	12/31/2003		1,985	551	(786)	1,750
	12/31/2002		2,519	917	(1,451)	1,985
Class B	12/31/2003		9,358	2,357	(3,284)	8,431
	12/31/2002		10,510	6,607	(7,759)	9,358
Class C	12/31/2003		681	570	(270)	981
	12/31/2002		304	633	(256)	681
Class D	12/31/2003		85	52	(23)	114
	12/31/2002		33	98	(46)	85
Class E	12/31/2003	(1)	0	0	0	0
Class F	12/31/2003	(1)	0	48	(6)	42
Class G	12/31/2003	(1)	0	12	0	12
Class H	12/31/2003	(1)	0	4	0	4
Class I	12/31/2003	(1)	0	2	0	2
WRL PBHG Mid Cap Growth Subaccount
Class A	12/31/2003		634	291	(340)	585
	12/31/2002		951	255	(572)	634
Class B	12/31/2003		5,299	1,506	(1,976)	4,829
	12/31/2002		7,570	7,653	(9,924)	5,299
Class C	12/31/2003		338	6,910	(6,586)	662
	12/31/2002		245	4,616	(4,523)	338
Class D	12/31/2003		51	61	(34)	78
	12/31/2002		41	42	(32)	51
Class E	12/31/2003	(1)	0	0	0	0
Class F	12/31/2003	(1)	0	8	0	8
Class G	12/31/2003	(1)	0	5	(1)	4
Class H	12/31/2003	(1)	0	7	0	7
Class I	12/31/2003	(1)	0	2	0	2
WRL Dreyfus Mid Cap Subaccount
Class A	12/31/2003		498	309	(256)	551
	12/31/2002		306	1,006	(814)	498
Class B	12/31/2003		3,205	1,627	(1,631)	3,201
	12/31/2002		1,874	4,283	(2,952)	3,205
Class C	12/31/2003		375	536	(272)	639
	12/31/2002		48	459	(132)	375
Class D	12/31/2003		25	59	(19)	65
	12/31/2002		3	32	(10)	25
Class E	12/31/2003	(1)	0	0	0	0
Class F	12/31/2003	(1)	0	14	(1)	14
Class G	12/31/2003	(1)	0	5	0	5
Class H	12/31/2003	(1)	0	4	0	4
Class I	12/31/2003	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Salomon All Cap Subaccount
Class A	12/31/2003		$6,276	$(8,456)	$(2,180)
	12/31/2002		11,013	(15,925)	(4,912)
Class B	12/31/2003		26,638	(35,561)	(8,923)
	12/31/2002		79,844	(88,084)	(8,240)
Class C	12/31/2003		5,705	(2,714)	2,991
	12/31/2002		6,523	(2,520)	4,003
Class D	12/31/2003		504	(220)	284
	12/31/2002		914	(423)	491
Class E	12/31/2003	(1)	0	0	0
Class F	12/31/2003	(1)	526	(44)	482
Class G	12/31/2003	(1)	129	(2)	127
Class H	12/31/2003	(1)	25	0	25
Class I	12/31/2003	(1)	2	0	2
WRL PBHG Mid Cap Growth Subaccount
Class A	12/31/2003		2,326	(2,609)	(283)
	12/31/2002		2,118	(4,519)	(2,401)
Class B	12/31/2003		11,683	(14,635)	(2,952)
	12/31/2002		65,222	(82,333)	(17,111)
Class C	12/31/2003		33,496	(31,715)	1,781
	12/31/2002		21,505	(20,977)	528
Class D	12/31/2003		339	(165)	174
	12/31/2002		196	(154)	42
Class E	12/31/2003	(1)	0	0	0
Class F	12/31/2003	(1)	69	(1)	68
Class G	12/31/2003	(1)	33	(14)	19
Class H	12/31/2003	(1)	59	0	59
Class I	12/31/2003	(1)	6	(2)	4
WRL Dreyfus Mid Cap Subaccount
Class A	12/31/2003		3,388	(2,675)	713
	12/31/2002		11,409	(8,651)	2,758
Class B	12/31/2003		17,270	(16,502)	768
	12/31/2002		47,683	(30,926)	16,757
Class C	12/31/2003		5,608	(2,836)	2,772
	12/31/2002		4,853	(1,353)	3,500
Class D	12/31/2003		613	(170)	443
	12/31/2002		305	(91)	214
Class E	12/31/2003	(1)	0	0	0
Class F	12/31/2003	(1)	144	(8)	136
Class G	12/31/2003	(1)	37	0	37
Class H	12/31/2003	(1)	25	0	25
Class I	12/31/2003	(1)	0	0	0

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Unit Activity:

	Year Ended		Units Outstanding - Beginning of Year	Units Issued	Units Redeemed	Units Outstanding - End of Year
WRL Great Companies-AmericaSM Subaccount
Class A	12/31/2003		1,717	491	(647)	1,561
	12/31/2002		1,947	1,140	(1,370)	1,717
Class B	12/31/2003		12,061	2,848	(3,949)	10,960
	12/31/2002		10,014	8,182	(6,135)	12,061
Class C	12/31/2003		2,533	918	(836)	2,615
	12/31/2002		1,558	2,557	(1,582)	2,533
Class D	12/31/2003		112	91	(35)	168
	12/31/2002		33	124	(45)	112
Class E	12/31/2003	(1)	0	0	0	0
Class F	12/31/2003	(1)	0	26	(4)	22
Class G	12/31/2003	(1)	0	5	0	5
Class H	12/31/2003	(1)	0	4	0	4
Class I	12/31/2003	(1)	0	2	0	2
WRL Great Companies-TechnologySM Subaccount
Class A	12/31/2003		597	1,288	(686)	1,199
	12/31/2002		767	710	(880)	597
Class B	12/31/2003		5,390	9,638	(7,663)	7,365
	12/31/2002		5,093	5,659	(5,362)	5,390
Class C	12/31/2003		1,099	1,738	(841)	1,996
	12/31/2002		405	1,222	(528)	1,099
Class D	12/31/2003		72	471	(391)	152
	12/31/2002		28	84	(40)	72
Class E	12/31/2003	(1)	0	0	0	0
Class F	12/31/2003	(1)	0	36	(8)	28
Class G	12/31/2003	(1)	0	9	(1)	8
Class H	12/31/2003	(1)	0	9	0	9
Class I	12/31/2003	(1)	0	2	0	2
WRL Templeton Great Companies Global Subaccount
Class A	12/31/2003		232	1,487	(401)	1,318
	12/31/2002		250	218	(236)	232
Class B	12/31/2003		1,944	1,738	(787)	2,895
	12/31/2002		1,264	1,869	(1,189)	1,944
Class C	12/31/2003		573	755	(236)	1,092
	12/31/2002		158	594	(179)	573
Class D	12/31/2003		30	38	(9)	59
	12/31/2002		3	30	(3)	30
Class E	12/31/2003	(1)	0	0	0	0
Class F	12/31/2003	(1)	0	11	(1)	10
Class G	12/31/2003	(1)	0	458	(454)	4
Class H	12/31/2003	(1)	0	6	0	6
Class I	12/31/2003	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Great Companies-AmericaSM Subaccount
Class A	12/31/2003		$4,084	$(5,253)	$(1,169)
	12/31/2002		9,970	(11,653)	(1,683)
Class B	12/31/2003		23,261	(32,032)	(8,771)
	12/31/2002		70,885	(50,895)	19,990
Class C	12/31/2003		7,347	(6,840)	507
	12/31/2002		20,801	(12,553)	8,248
Class D	12/31/2003		718	(279)	439
	12/31/2002		964	(351)	613
Class E	12/31/2003	(1)	0	0	0
Class F	12/31/2003	(1)	256	(40)	216
Class G	12/31/2003	(1)	33	0	33
Class H	12/31/2003	(1)	23	0	23
Class I	12/31/2003	(1)	2	0	2
WRL Great Companies-TechnologySM Subaccount
Class A	12/31/2003		4,188	(2,143)	2,045
	12/31/2002		2,387	(2,874)	(487)
Class B	12/31/2003		29,491	(22,923)	6,568
	12/31/2002		18,283	(17,172)	1,111
Class C	12/31/2003		5,235	(2,512)	2,723
	12/31/2002		3,587	(1,583)	2,004
Class D	12/31/2003		1,345	(1,135)	210
	12/31/2002		218	(104)	114
Class E	12/31/2003	(1)	0	0	0
Class F	12/31/2003	(1)	399	(99)	300
Class G	12/31/2003	(1)	92	(15)	77
Class H	12/31/2003	(1)	88	(5)	83
Class I	12/31/2003	(1)	3	(2)	1
WRL Templeton Great Companies Global Subaccount
Class A	12/31/2003		8,869	(2,379)	6,490
	12/31/2002		1,378	(1,385)	(7)
Class B	12/31/2003		10,345	(4,531)	5,814
	12/31/2002		11,578	(6,915)	4,663
Class C	12/31/2003		4,354	(1,408)	2,946
	12/31/2002		3,392	(998)	2,394
Class D	12/31/2003		214	(48)	166
	12/31/2002		164	(16)	148
Class E	12/31/2003	(1)	0	0	0
Class F	12/31/2003	(1)	104	(13)	91
Class G	12/31/2003	(1)	5,188	(5,191)	(3)
Class H	12/31/2003	(1)	45	0	45
Class I	12/31/2003	(1)	3	(1)	2

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Unit Activity:

	Year Ended		Units Outstanding - Beginning of Year	Units Issued	Units Redeemed	Units Outstanding - End of Year
WRL Asset Allocation-Conservative Portfolio Subaccount
Class A	12/31/03		1,156	1,402	(1,082)	1,476
	12/31/02	(1)	0	1,630	(474)	1,156
Class B	12/31/03		2,988	6,444	(3,590)	5,842
	12/31/02	(1)	0	4,589	(1,601)	2,988
Class C	12/31/03		1,431	2,670	(1,401)	2,700
	12/31/02	(1)	0	1,625	(194)	1,431
Class D	12/31/03		606	616	(334)	888
	12/31/02	(1)	0	693	(87)	606
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	353	(51)	302
Class G	12/31/03	(1)	0	112	(25)	87
Class H	12/31/03	(1)	0	21	(9)	12
Class I	12/31/03	(1)	0	7	0	7
WRL Asset Allocation-Moderate Portfolio Subaccount
Class A	12/31/03		1,735	3,033	(1,078)	3,690
	12/31/02	(1)	0	2,119	(384)	1,735
Class B	12/31/03		8,791	15,850	(5,553)	19,088
	12/31/02	(1)	0	10,697	(1,906)	8,791
Class C	12/31/03		2,960	5,236	(1,600)	6,596
	12/31/02	(1)	0	3,310	(350)	2,960
Class D	12/31/03		486	613	(295)	804
	12/31/02	(1)	0	518	(32)	486
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	612	(88)	524
Class G	12/31/03	(1)	0	185	(11)	174
Class H	12/31/03	(1)	0	114	(34)	80
Class I	12/31/03	(1)	0	13	(2)	11
WRL Asset Allocation-Moderate Growth Portfolio Subaccount
Class A	12/31/03		1,573	2,989	(1,085)	3,477
	12/31/02	(1)	0	1,783	(210)	1,573
Class B	12/31/03		9,043	13,744	(4,487)	18,300
	12/31/02	(1)	0	10,886	(1,843)	9,043
Class C	12/31/03		2,403	3,923	(941)	5,385
	12/31/02	(1)	0	2,670	(267)	2,403
Class D	12/31/03		580	483	(237)	826
	12/31/02	(1)	0	635	(55)	580
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	519	(65)	454
Class G	12/31/03	(1)	0	247	(59)	188
Class H	12/31/03	(1)	0	18	0	18
Class I	12/31/03	(1)	0	20	0	20

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Asset Allocation-Conservative Portfolio Subaccount
Class A	12/31/03		$13,317	$(10,554)	$2,763
	12/31/02	(1)	14,788	(4,255)	10,533
Class B	12/31/03		60,703	(34,505)	26,198
	12/31/02	(1)	41,386	(14,387)	26,999
Class C	12/31/03		25,194	(13,608)	11,586
	12/31/02	(1)	14,555	(1,742)	12,813
Class D	12/31/03		5,763	(3,079)	2,684
	12/31/02	(1)	6,196	(780)	5,416
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	3,889	(549)	3,340
Class G	12/31/03	(1)	1,211	(249)	962
Class H	12/31/03	(1)	210	(101)	109
Class I	12/31/03	(1)	58	0	58
WRL Asset Allocation-Moderate Portfolio Subaccount
Class A	12/31/03		28,679	(10,290)	18,389
	12/31/02	(1)	18,820	(3,370)	15,450
Class B	12/31/03		147,986	(52,365)	95,621
	12/31/02	(1)	94,830	(16,648)	78,182
Class C	12/31/03		48,091	(15,297)	32,794
	12/31/02	(1)	29,045	(3,050)	25,995
Class D	12/31/03		5,631	(2,689)	2,942
	12/31/02	(1)	4,491	(284)	4,207
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	6,755	(986)	5,769
Class G	12/31/03	(1)	2,085	(102)	1,983
Class H	12/31/03	(1)	1,269	(369)	900
Class I	12/31/03	(1)	118	(22)	96
WRL Asset Allocation-Moderate Growth Portfolio Subaccount
Class A	12/31/03		27,487	(9,929)	17,558
	12/31/02	(1)	15,469	(1,760)	13,709
Class B	12/31/03		124,269	(40,329)	83,940
	12/31/02	(1)	93,828	(15,617)	78,211
Class C	12/31/03		35,119	(8,418)	26,701
	12/31/02	(1)	22,723	(2,276)	20,447
Class D	12/31/03		4,164	(2,159)	2,005
	12/31/02	(1)	5,380	(471)	4,909
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	5,823	(724)	5,099
Class G	12/31/03	(1)	2,744	(636)	2,108
Class H	12/31/03	(1)	176	(3)	173
Class I	12/31/03	(1)	204	(5)	199

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Unit Activity:

	Year Ended		Units Outstanding - Beginning of Year	Units Issued	Units Redeemed	Units Outstanding - End of Year
WRL Asset Allocation-Growth Portfolio Subaccount
Class A	12/31/03		416	1,581	(315)	1,682
	12/31/02	(1)	0	576	(160)	416
Class B	12/31/03		3,147	7,904	(1,927)	9,124
	12/31/02	(1)	0	3,666	(519)	3,147
Class C	12/31/03		1,142	2,598	(468)	3,272
	12/31/02	(1)	0	1,229	(87)	1,142
Class D	12/31/03		130	223	(58)	295
	12/31/02	(1)	0	150	(20)	130
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	302	(152)	150
Class G	12/31/03	(1)	0	77	(3)	74
Class H	12/31/03	(1)	0	64	(2)	62
Class I	12/31/03	(1)	0	5	0	5
WRL PIMCO Total Return Subaccount
Class A	12/31/03		1,039	1,039	(1,013)	1,065
	12/31/02	(1)	0	1,383	(344)	1,039
Class B	12/31/03		3,222	3,619	(3,277)	3,564
	12/31/02	(1)	0	4,591	(1,369)	3,222
Class C	12/31/03		607	1,141	(884)	864
	12/31/02	(1)	0	771	(164)	607
Class D	12/31/03		84	111	(80)	115
	12/31/02	(1)	0	101	(17)	84
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	83	(29)	54
Class G	12/31/03	(1)	0	12	(5)	7
Class H	12/31/03	(1)	0	17	0	17
Class I	12/31/03	(1)	0	4	(1)	3
WRL Janus Balanced Subaccount
Class A	12/31/03		435	387	(553)	269
	12/31/02	(1)	0	679	(244)	435
Class B	12/31/03		1,222	1,255	(1,258)	1,219
	12/31/02	(1)	0	1,868	(646)	1,222
Class C	12/31/03		303	372	(355)	320
	12/31/02	(1)	0	415	(112)	303
Class D	12/31/03		52	22	(36)	38
	12/31/02	(1)	0	63	(11)	52
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	48	(16)	32
Class G	12/31/03	(1)	0	4	0	4
Class H	12/31/03	(1)	0	2	0	2
Class I	12/31/03	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Asset Allocation-Growth Portfolio Subaccount
Class A	12/31/03		$14,405	$(2,637)	$11,768
	12/31/02	(1)	4,867	(1,346)	3,521
Class B	12/31/03		69,938	(16,843)	53,095
	12/31/02	(1)	30,886	(4,213)	26,673
Class C	12/31/03		22,582	(3,968)	18,614
	12/31/02	(1)	10,035	(725)	9,310
Class D	12/31/03		1,998	(468)	1,530
	12/31/02	(1)	1,195	(159)	1,036
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	3,430	(1,720)	1,710
Class G	12/31/03	(1)	881	(14)	867
Class H	12/31/03	(1)	710	0	710
Class I	12/31/03	(1)	40	0	40
WRL PIMCO Total Return Subaccount
Class A	12/31/03		11,147	(10,816)	331
	12/31/02	(1)	14,001	(3,506)	10,495
Class B	12/31/03		38,691	(34,995)	3,696
	12/31/02	(1)	46,660	(13,967)	32,693
Class C	12/31/03		12,185	(9,427)	2,758
	12/31/02	(1)	7,852	(1,695)	6,157
Class D	12/31/03		1,180	(831)	349
	12/31/02	(1)	1,009	(170)	839
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	802	(267)	535
Class G	12/31/03	(1)	95	(45)	50
Class H	12/31/03	(1)	152	0	152
Class I	12/31/03	(1)	20	(10)	10
WRL Janus Balanced Subaccount
Class A	12/31/03		3,709	(5,413)	(1,704)
	12/31/02	(1)	6,400	(2,232)	4,168
Class B	12/31/03		11,976	(12,221)	(245)
	12/31/02	(1)	17,698	(5,946)	11,752
Class C	12/31/03		3,547	(3,447)	100
	12/31/02	(1)	3,884	(1,043)	2,841
Class D	12/31/03		211	(356)	(145)
	12/31/02	(1)	578	(109)	469
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	477	(147)	330
Class G	12/31/03	(1)	23	0	23
Class H	12/31/03	(1)	3	0	3
Class I	12/31/03	(1)	4	(2)	2

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Unit Activity:

	Year Ended		Units Outstanding - Beginning of Year	Units Issued	Units Redeemed	Units Outstanding - End of Year
WRL Transamerica Convertible Securities Subaccount
Class A	12/31/03		55	116	(40)	131
	12/31/02	(1)	0	92	(37)	55
Class B	12/31/03		207	1,037	(371)	873
	12/31/02	(1)	0	357	(150)	207
Class C	12/31/03		65	263	(118)	210
	12/31/02	(1)	0	75	(10)	65
Class D	12/31/03		5	8	(4)	9
	12/31/02	(1)	0	11	(6)	5
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	36	(10)	26
Class G	12/31/03	(1)	0	7	(5)	2
Class H	12/31/03	(1)	0	12	0	12
Class I	12/31/03	(1)	0	2	0	2
WRL Transamerica Equity Subaccount
Class A	12/31/03		980	906	(610)	1,276
	12/31/02	(1)	0	1,135	(155)	980
Class B	12/31/03		1,701	2,650	(1,522)	2,829
	12/31/02	(1)	0	2,200	(499)	1,701
Class C	12/31/03		466	735	(291)	910
	12/31/02	(1)	0	502	(36)	466
Class D	12/31/03		30	38	(25)	43
	12/31/02	(1)	0	51	(21)	30
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	80	(26)	54
Class G	12/31/03	(1)	0	17	0	17
Class H	12/31/03	(1)	0	7	0	7
Class I	12/31/03	(1)	0	2	0	2
WRL Transamerica Growth Opportunities Subaccount
Class A	12/31/03		47	623	(95)	575
	12/31/02	(1)	0	73	(26)	47
Class B	12/31/03		342	1,358	(302)	1,398
	12/31/02	(1)	0	532	(190)	342
Class C	12/31/03		93	284	(47)	330
	12/31/02	(1)	0	109	(16)	93
Class D	12/31/03		12	17	(6)	23
	12/31/02	(1)	0	12	0	12
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	47	(18)	29
Class G	12/31/03	(1)	0	4	0	4
Class H	12/31/03	(1)	0	2	0	2
Class I	12/31/03	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Transamerica Convertible Securities Subaccount
Class A	12/31/03		$1,168	$(377)	$791
	12/31/02	(1)	837	(342)	495
Class B	12/31/03		10,397	(3,771)	6,626
	12/31/02	(1)	3,308	(1,375)	1,933
Class C	12/31/03		2,633	(1,140)	1,493
	12/31/02	(1)	681	(90)	591
Class D	12/31/03		86	(42)	44
	12/31/02	(1)	81	(62)	19
Class E	12/31/03	(1)	1	(1)	0
Class F	12/31/03	(1)	382	(114)	268
Class G	12/31/03	(1)	57	(55)	2
Class H	12/31/03	(1)	109	0	109
Class I	12/31/03	(1)	0	0	0
WRL Transamerica Equity Subaccount
Class A	12/31/03		8,505	(5,590)	2,915
	12/31/02	(1)	10,124	(1,304)	8,820
Class B	12/31/03		24,864	(13,999)	10,865
	12/31/02	(1)	19,258	(4,426)	14,832
Class C	12/31/03		6,755	(2,669)	4,086
	12/31/02	(1)	4,292	(305)	3,987
Class D	12/31/03		361	(236)	125
	12/31/02	(1)	399	(170)	229
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	886	(276)	610
Class G	12/31/03	(1)	181	(5)	176
Class H	12/31/03	(1)	50	0	50
Class I	12/31/03	(1)	0	0	0
WRL Transamerica Growth Opportunities Subaccount
Class A	12/31/03		5,313	(862)	4,451
	12/31/02	(1)	578	(207)	371
Class B	12/31/03		11,950	(2,621)	9,329
	12/31/02	(1)	4,534	(1,689)	2,845
Class C	12/31/03		2,529	(421)	2,108
	12/31/02	(1)	869	(131)	738
Class D	12/31/03		144	(52)	92
	12/31/02	(1)	74	(3)	71
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	531	(212)	319
Class G	12/31/03	(1)	30	(1)	29
Class H	12/31/03	(1)	5	0	5
Class I	12/31/03	(1)	0	0	0

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Unit Activity:

	Year Ended		Units Outstanding - Beginning of Year	Units Issued	Units Redeemed	Units Outstanding - End of Year
WRL Capital Guardian Value Subaccount
Class A	12/31/03		366	605	(199)	772
	12/31/02	(1)	0	442	(76)	366
Class B	12/31/03		736	1,478	(514)	1,700
	12/31/02	(1)	0	860	(124)	736
Class C	12/31/03		364	671	(227)	808
	12/31/02	(1)	0	435	(71)	364
Class D	12/31/03		73	54	(29)	98
	12/31/02	(1)	0	82	(9)	73
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	49	(10)	39
Class G	12/31/03	(1)	0	8	(3)	5
Class H	12/31/03	(1)	0	7	0	7
Class I	12/31/03	(1)	0	2	0	2
WRL Transamerica U.S. Government Securities Subaccount
Class A	12/31/03		172	231	(232)	171
	12/31/02	(1)	0	327	(155)	172
Class B	12/31/03		1,092	1,236	(1,493)	835
	12/31/02	(1)	0	1,980	(888)	1,092
Class C	12/31/03		228	494	(397)	325
	12/31/02	(1)	0	317	(89)	228
Class D	12/31/03		30	81	(61)	50
	12/31/02	(1)	0	43	(13)	30
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	26	(9)	17
Class G	12/31/03	(1)	0	381	(376)	5
Class H	12/31/03	(1)	0	6	0	6
Class I	12/31/03	(1)	0	2	0	2
WRL J.P. Morgan Enhanced Index Subaccount
Class A	12/31/03		81	146	(49)	178
	12/31/02	(1)	0	101	(20)	81
Class B	12/31/03		293	406	(255)	444
	12/31/02	(1)	0	470	(177)	293
Class C	12/31/03		82	253	(125)	210
	12/31/02	(1)	0	91	(9)	82
Class D	12/31/03		3	50	(12)	41
	12/31/02	(1)	0	10	(7)	3
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	14	0	14
Class G	12/31/03	(1)	0	63	(17)	46
Class H	12/31/03	(1)	0	5	0	5
Class I	12/31/03	(1)	0	2	0	2
WRL MFS High Yield Subaccount
Class A	12/31/03	(1)	0	126	(43)	83
Class B	12/31/03	(1)	0	1,295	(452)	843
Class C	12/31/03	(1)	0	269	(232)	37
Class D	12/31/03	(1)	0	50	(44)	6
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	2	0	2
Class G	12/31/03	(1)	0	293	(291)	2
Class H	12/31/03	(1)	0	4	0	4
Class I	12/31/03	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Capital Guardian Value Subaccount
Class A	12/31/03		$5,268	$(1,701)	$3,567
	12/31/02	(1)	3,691	(595)	3,096
Class B	12/31/03		12,852	(4,521)	8,331
	12/31/02	(1)	6,908	(977)	5,931
Class C	12/31/03		5,671	(1,919)	3,752
	12/31/02	(1)	3,351	(547)	2,804
Class D	12/31/03		431	(213)	218
	12/31/02	(1)	642	(80)	562
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	548	(120)	428
Class G	12/31/03	(1)	66	(33)	33
Class H	12/31/03	(1)	56	(1)	55
Class I	12/31/03	(1)	2	0	2
WRL Transamerica U.S. Government Securities Subaccount
Class A	12/31/03		2,428	(2,418)	10
	12/31/02	(1)	3,298	(1,565)	1,733
Class B	12/31/03		13,013	(15,732)	(2,719)
	12/31/02	(1)	20,038	(9,004)	11,034
Class C	12/31/03		5,178	(4,141)	1,037
	12/31/02	(1)	3,219	(911)	2,308
Class D	12/31/03		850	(610)	240
	12/31/02	(1)	408	(130)	278
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	231	(87)	144
Class G	12/31/03	(1)	3,716	(3,683)	33
Class H	12/31/03	(1)	36	(1)	35
Class I	12/31/03	(1)	9	(5)	4
WRL J.P. Morgan Enhanced Index Subaccount
Class A	12/31/03		1,366	(438)	928
	12/31/02	(1)	814	(159)	655
Class B	12/31/03		3,634	(2,212)	1,422
	12/31/02	(1)	3,904	(1,455)	2,449
Class C	12/31/03		2,216	(1,102)	1,114
	12/31/02	(1)	758	(76)	682
Class D	12/31/03		472	(113)	359
	12/31/02	(1)	69	(61)	8
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	135	0	135
Class G	12/31/03	(1)	709	(197)	512
Class H	12/31/03	(1)	33	0	33
Class I	12/31/03	(1)	0	0	0
WRL MFS High Yield Subaccount
Class A	12/31/03	(1)	1,255	(414)	841
Class B	12/31/03	(1)	13,111	(4,584)	8,527
Class C	12/31/03	(1)	2,667	(2,362)	305
Class D	12/31/03	(1)	475	(449)	26
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	3	0	3
Class G	12/31/03	(1)	2,999	(3,023)	(24)
Class H	12/31/03	(1)	19	0	19
Class I	12/31/03	(1)	0	0	0

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Unit Activity:

	Year Ended		Units Outstanding - Beginning of Year	Units Issued	Units Redeemed	Units Outstanding - End of Year
WRL Capital Guardian U.S. Equity Subaccount
Class A	12/31/03		248	442	(123)	567
	12/31/02	(1)	0	314	(66)	248
Class B	12/31/03		577	1,423	(427)	1,573
	12/31/02	(1)	0	701	(124)	577
Class C	12/31/03		89	396	(112)	373
	12/31/02	(1)	0	97	(8)	89
Class D	12/31/03		12	26	(10)	28
	12/31/02	(1)	0	13	(1)	12
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	17	(1)	16
Class G	12/31/03	(1)	0	6	0	6
Class H	12/31/03	(1)	0	2	0	2
Class I	12/31/03	(1)	0	2	0	2
Access U.S. Government Money Market Portfolio Subaccount
Class A	12/31/03	(1)	0	485	(443)	42
Class B	12/31/03	(1)	0	8,368	(7,667)	701
Class C	12/31/03	(1)	0	662	(626)	36
Class D	12/31/03	(1)	0	440	(434)	6
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	20	(16)	4
Class G	12/31/03	(1)	0	428	(408)	20
Class H	12/31/03	(1)	0	25	(23)	2
Class I	12/31/03	(1)	0	2	0	2
Potomac Dow 30 Plus Portfolio Subaccount
Class A	12/31/03	(1)	0	8	(2)	6
Class B	12/31/03	(1)	0	627	(412)	215
Class C	12/31/03	(1)	0	71	(0)	71
Class D	12/31/03	(1)	0	2	0	2
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	2	0	2
Class G	12/31/03	(1)	0	2	0	2
Class H	12/31/03	(1)	0	2	0	2
Class I	12/31/03	(1)	0	2	0	2
Potomac OTC Plus Portfolio Subaccount
Class A	12/31/03	(1)	0	575	(304)	271
Class B	12/31/03	(1)	0	7,737	(5,643)	2,094
Class C	12/31/03	(1)	0	636	(458)	178
Class D	12/31/03	(1)	0	445	(374)	71
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	16	(9)	7
Class G	12/31/03	(1)	0	21	(19)	2
Class H	12/31/03	(1)	0	30	(17)	13
Class I	12/31/03	(1)	0	2	0	2

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
WRL Capital Guardian U.S. Equity Subaccount
Class A	12/31/03		$4,119	$(1,064)	$3,055
	12/31/02	(1)	2,700	(530)	2,170
Class B	12/31/03		13,135	(3,699)	9,436
	12/31/02	(1)	5,617	(1,004)	4,613
Class C	12/31/03		3,526	(949)	2,577
	12/31/02	(1)	770	(67)	703
Class D	12/31/03		224	(85)	139
	12/31/02	(1)	81	(10)	71
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	160	(6)	154
Class G	12/31/03	(1)	42	0	42
Class H	12/31/03	(1)	1	0	1
Class I	12/31/03	(1)	0	0	0
Access U.S. Government Money Market Portfolio Subaccount
Class A	12/31/03	(1)	4,815	(4,387)	428
Class B	12/31/03	(1)	83,197	(76,147)	7,050
Class C	12/31/03	(1)	6,562	(6,201)	361
Class D	12/31/03	(1)	4,349	(4,308)	41
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	185	(163)	22
Class G	12/31/03	(1)	4,232	(4,056)	176
Class H	12/31/03	(1)	229	(228)	1
Class I	12/31/03	(1)	0	0	0
Potomac Dow 30 Plus Portfolio Subaccount
Class A	12/31/03	(1)	65	(22)	43
Class B	12/31/03	(1)	7,040	(4,628)	2,412
Class C	12/31/03	(1)	774	(3)	771
Class D	12/31/03	(1)	0	0	0
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	0	0	0
Class G	12/31/03	(1)	0	0	0
Class H	12/31/03	(1)	4	(2)	2
Class I	12/31/03	(1)	0	0	0
Potomac OTC Plus Portfolio Subaccount
Class A	12/31/03	(1)	6,723	(3,590)	3,133
Class B	12/31/03	(1)	89,354	(66,012)	23,342
Class C	12/31/03	(1)	7,235	(5,263)	1,972
Class D	12/31/03	(1)	4,984	(4,264)	720
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	158	(106)	52
Class G	12/31/03	(1)	226	(231)	(5)
Class H	12/31/03	(1)	339	(210)	129
Class I	12/31/03	(1)	0	0	0

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Unit Activity:

	Year Ended		Units Outstanding - Beginning of Year	Units Issued	Units Redeemed	Units Outstanding - End of Year
Wells S&P REIT Index Portfolio Subaccount
Class A	12/31/03	(1)	0	9	(2)	7
Class B	12/31/03	(1)	0	100	(11)	89
Class C	12/31/03	(1)	0	22	(3)	19
Class D	12/31/03	(1)	0	3	0	3
Class E	12/31/03	(1)	0	0	0	0
Class F	12/31/03	(1)	0	8	0	8
Class G	12/31/03	(1)	0	7	(1)	6
Class H	12/31/03	(1)	0	4	0	4
Class I	12/31/03	(1)	0	2	0	2
Fidelity VIP Growth Opportunities Portfolio Subaccount
Class A	12/31/03		133	32	(68)	97
	12/31/02		167	98	(132)	133
Class B	12/31/03		910	420	(369)	961
	12/31/02		707	797	(594)	910
Class C	12/31/03		157	93	(77)	173
	12/31/02		40	146	(29)	157
Class D	12/31/03		9	50	(13)	46
	12/31/02		5	6	(2)	9
Fidelity VIP Contrafund® Portfolio Subaccount
Class A	12/31/03		599	207	(374)	432
	12/31/02		295	1,018	(714)	599
Class B	12/31/03		2,847	1,232	(1,179)	2,900
	12/31/02		1,398	3,522	(2,073)	2,847
Class C	12/31/03		373	395	(209)	559
	12/31/02		76	495	(198)	373
Class D	12/31/03		35	61	(28)	68
	12/31/02		10	30	(5)	35
Fidelity VIP Equity-Income Portfolio Subaccount
Class A	12/31/03		802	566	(420)	948
	12/31/02		676	587	(461)	802
Class B	12/31/03		2,301	1,056	(943)	2,414
	12/31/02		1,742	2,331	(1,772)	2,301
Class C	12/31/03		459	382	(276)	565
	12/31/02		121	483	(145)	459
Class D	12/31/03		9	24	(7)	26
	12/31/02		4	18	(13)	9

WRL Series Annuity Account

Notes to the Financial Statements—(Continued)

At December 31, 2003

Capital Unit Transactions:

	Year Ended		Proceeds from Units Issued	Cost of Units Redeemed	Increase (Decrease) in Net Assets from Capital Unit Transactions
Wells S&P REIT Index Portfolio Subaccount
Class A	12/31/03	(1)	$75	$(22)	$53
Class B	12/31/03	(1)	1,124	(124)	1,000
Class C	12/31/03	(1)	216	(14)	202
Class D	12/31/03	(1)	15	0	15
Class E	12/31/03	(1)	0	0	0
Class F	12/31/03	(1)	79	(4)	75
Class G	12/31/03	(1)	52	(7)	45
Class H	12/31/03	(1)	22	(4)	18
Class I	12/31/03	(1)	0	0	0
Fidelity VIP Growth Opportunities Portfolio Subaccount
Class A	12/31/03		186	(402)	(216)
	12/31/02		590	(855)	(265)
Class B	12/31/03		2,510	(2,149)	361
	12/31/02		4,970	(3,667)	1,303
Class C	12/31/03		535	(477)	58
	12/31/02		849	(170)	679
Class D	12/31/03		273	(72)	201
	12/31/02		33	(9)	24
Fidelity VIP Contrafund® Portfolio Subaccount
Class A	12/31/03		1,594	(2,767)	(1,173)
	12/31/02		7,771	(5,371)	2,400
Class B	12/31/03		9,410	(8,964)	446
	12/31/02		27,073	(15,613)	11,460
Class C	12/31/03		2,947	(1,595)	1,352
	12/31/02		3,669	(1,463)	2,206
Class D	12/31/03		435	(201)	234
	12/31/02		210	(33)	177
Fidelity VIP Equity-Income Portfolio Subaccount
Class A	12/31/03		4,886	(3,809)	1,077
	12/31/02		5,601	(4,166)	1,435
Class B	12/31/03		9,275	(8,421)	854
	12/31/02		22,328	(16,059)	6,269
Class C	12/31/03		3,270	(2,496)	774
	12/31/02		4,291	(1,276)	3,015
Class D	12/31/03		200	(63)	137
	12/31/02		169	(124)	45

Report of Independent Auditors

The Board of Directors

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2003 and 2002, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2003. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, whose practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2003 and 2002, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2003.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2003 and 2002, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2003, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Western Reserve Life Assurance Co. of Ohio changed various accounting policies to be in accordance with Actuarial Guideline 39.

As discussed in Note 2 to the financial statements, in 2001 Western Reserve Life Assurance Co. of Ohio changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Department of the State of Ohio.

As discussed in Note 8 to the financial statements, in 2001 Western Reserve Life Assurance Co. of Ohio changed the method used to value universal life and variable universal life policies.

/s/    ERNST & YOUNG LLP

Des Moines, Iowa

February 13, 2004

F-1

Western Reserve Life Assurance Co. of Ohio

Balance Sheets—Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2003	2002
Admitted assets
Cash and invested assets:
Bonds	$724,633	$312,147
Common stocks:
Affiliated entities (cost: 2003 - $2,043 and 2002 - $543)	14,546	16,649
Other (cost: 2003 - $302 and 2002 - $302)	646	302
Mortgage loans on real estate	9,668	10,884
Home office properties	41,817	42,654
Cash and short-term investments	70,716	405,560
Policy loans	268,892	275,938
Other invested assets	20,682	18,881

Total cash and invested assets	1,151,600	1,083,015
Net deferred income taxes	30,682	22,784
Premiums deferred and uncollected	1,939	3,844
Reinsurance receivable	5,290	1,883
Receivable from parent, subsidiaries and affiliates	23,760	1,494
Accrued investment income	7,626	3,586
Cash surrender value of life insurance policies	55,024	52,984
Other admitted assets	5,815	3,702
Separate account assets	8,116,308	6,501,089

Total admitted assets	$9,398,044	$7,674,381

Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$425,296	$417,994
Annuity	808,079	728,193
Life policy and contract claim reserves	12,939	12,974
Liability for deposit-type contracts	14,040	12,724
Other policyholders’ funds	34	56
Remittances and items not allocated	15,971	41,612
Reinsurance in unauthorized companies	—	1,133
Federal and foreign income taxes payable	13,016	29,649
Transfers to separate account due or accrued	(446,188)	(393,754)
Asset valuation reserve	6,505	9,604
Interest maintenance reserve	2,909	3,459
Funds held under coinsurance and other reinsurance treaties	29,936	34,726
Other liabilities	62,411	62,559
Separate account liabilities	8,108,413	6,497,146

Total liabilities	9,053,361	7,458,075
Capital and surplus:
Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding	2,500	2,500
Paid-in surplus	150,107	150,107
Unassigned surplus	192,076	63,699

Total capital and surplus	344,683	216,306

Total liabilities and capital and surplus	$9,398,044	$7,674,381

See accompanying notes.

F-2

Western Reserve Life Assurance Co. of Ohio

Statements of Operations—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$553,345	$611,194	$653,398
Annuity	891,360	1,131,849	625,117
Net investment income	87,731	48,498	44,424
Amortization of interest maintenance reserve	952	1,080	1,440
Commissions and expense allowances on reinsurance ceded	(131)	10,427	(10,789)
Reserve adjustments on reinsurance ceded	7,151	51,453	11,846
Income from fees associated with investment management, administration and contract guarantees for separate accounts	88,477	89,854	108,673
Other income	6,092	5,698	4,540

	1,634,977	1,950,053	1,438,649
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	68,800	60,473	56,155
Surrender benefits	998,461	816,174	800,264
Other benefits	33,586	40,010	57,032
Increase in aggregate reserves for policies and contracts:
Life	7,302	18,807	10,100
Annuity	79,886	384,817	48,217

	1,188,035	1,320,281	971,768
Insurance expenses:
Commissions	133,578	167,582	176,023
General insurance expenses	98,778	111,330	110,808
Taxes, licenses and fees	15,750	20,571	18,714
Net transfers to separate accounts	20,393	344,773	216,797
Other expenses	1,163	507	523

	269,662	644,763	522,865

Total benefits and expenses	1,457,697	1,965,044	1,494,633

Gain (loss) from operations before dividends to policyholders, federal income tax expense (benefit) and net realized capital gains (losses) on investments	177,280	(14,991)	(55,984)
Dividends to policyholders	31	33	33

Gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments	177,249	(15,024)	(56,017)
Federal income tax expense (benefit)	55,430	(2,141)	3,500

Income (loss) from operations before net realized capital gains (losses) on investments	121,819	(12,883)	(59,517)
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	(357)	(1,387)	100

Net income (loss)	$121,462	$(14,270)	(59,417)

See accompanying notes.

F-3

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus—Statutory Basis

(Dollars in Thousands)

	Common Stock	Paid-In Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2001	$2,500	$120,107	$23,537	$146,144
Net loss	—	—	(59,417)	(59,417)
Capital contribution	—	30,000	—	30,000
Cumulative effect of change in accounting principles	—	—	12,312	12,312
Change in reserve on account of change in valuation basis	—	—	11,609	11,609
Change in net deferred income tax asset	—	—	(11,733)	(11,733)
Surplus effect of reinsurance transaction	—	—	11,851	11,851
Change in net unrealized capital gains and losses	—	—	(1,281)	(1,281)
Change in non-admitted assets	—	—	9,076	9,076
Change in asset valuation reserve	—	—	427	427
Change in surplus in separate accounts	—	—	97,374	97,374
Tax benefits on stock options exercised	—	—	1,363	1,363

Balance at December 31, 2001	2,500	150,107	95,118	247,725
Net loss	—	—	(14,270)	(14,270)
Change in net unrealized capital gains and losses	—	—	7,352	7,352
Change in non-admitted assets	—	—	(14,715)	(14,715)
Change in asset valuation reserve	—	—	(5,305)	(5,305)
Change in liability for reinsurance in unauthorized companies	—	—	(1,133)	(1,133)
Cumulative effect of change in accounting principles	—	—	(6,789)	(6,789)
Change in surplus in separate accounts	—	—	(1,072)	(1,072)
Change in net deferred income tax asset	—	—	29,670	29,670
Dividend to stockholder	—	—	(24,000)	(24,000)
Tax benefits on stock options exercised	—	—	28	28
Surplus effect of reinsurance transaction	—	—	(1,185)	(1,185)

Balance at December 31, 2002	2,500	150,107	63,699	216,306
Net income	—	—	121,462	121,462
Change in net unrealized capital gains and losses	—	—	(6,216)	(6,216)
Change in non-admitted assets	—	—	(8,855)	(8,855)
Change in asset valuation reserve	—	—	3,099	3,099
Change in liability for reinsurance in unauthorized companies	—	—	1,133	1,133
Change in surplus in separate accounts	—	—	2,084	2,084
Change in net deferred income tax asset	—	—	16,855	16,855
Surplus effect of reinsurance transaction	—	—	(1,185)	(1,185)

Balance at December 31, 2003	$2,500	$150,107	$192,076	$344,683

See accompanying notes.

F-4

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow—Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2003	2002	2001
Operating activities
Premiums collected, net of reinsurance	$1,446,609	$1,740,602	$1,277,856
Net investment income	88,528	47,685	45,355
Miscellaneous income	98,059	158,186	126,297
Benefit and loss related payments	(1,104,098)	(917,590)	(912,222)
Commissions, expenses paid and aggregate write-ins for deductions	(251,495)	(293,555)	(315,054)
Net transfers to separate accounts and protected cell accounts	(74,921)	(245,977)	(135,990)
Dividends paid to policyholders	(31)	(34)	(33)
Federal and foreign income taxes received (paid)	(72,358)	5,694	46,390

Net cash provided by operating activities	130,293	495,011	132,599
Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	634,124	487,270	29,163
Stocks	—	100	—
Mortgage loans on real estate	1,218	3,288	282
Real estate	873	—	—
Other invested assets	—	7	—
Miscellaneous proceeds	—	102	—

Total investment proceeds	636,215	490,767	29,445
Cost of investments acquired:
Bonds	(1,051,086)	(723,455)	(14,445)
Stocks	(1,500)	(100)	(300)
Real estate	(35)	(6)	(13)
Other invested assets	(4,870)	(2,902)	(12,394)

Total cost of investments acquired	(1,057,491)	(726,463)	(27,152)
Net decrease (increase) in policy loans	7,046	9,239	(843)

Net cost of investments acquired	(1,050,445)	(717,224)	(27,995)

Net cash provided by (used in) investing activities	(414,230)	(226,457)	1,450
Financing and miscellaneous activities
Cash provided (applied):
Capital and surplus paid in	$—	$—	$30,000
Borrowed money	—	—	(71,400)
Net deposits on deposit-type contracts and other insurance liabilities	853	(3,597)	5,308
Dividends to stockholders	—	(24,000)	—
Other cash provided (applied)	(51,760)	23,523	17,658

Net cash used in financing and miscellaneous activities	(50,907)	(4,074)	(18,434)

Net increase (decrease) in cash and short-term investments	(334,844)	264,480	115,615
Cash and short-term investments at beginning of year	405,560	141,080	25,465

Cash and short-term investments at end of year	$70,716	$405,560	$141,080

See accompanying notes.

F-5

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis

(Dollars in Thousands)

December 31, 2003

1. Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of First AUSA Life Insurance Company which, in turn, is an indirect, wholly owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company’s products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company’s new life insurance written and a portion of new annuities written are done through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and

F-6

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis—(Continued)

(Dollars in thousands)

sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

F-7

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis—(Continued)

(Dollars in thousands)

Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not expected to be realizable.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market, and the related unrealized capital gains or losses are reported in unassigned surplus. Common stocks of the Company’s wholly owned affiliates are recorded at the GAAP basis equity in net assets. Home office properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

F-8

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis—(Continued)

(Dollars in thousands)

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2003, 2002, and 2001, net realized capital gains (losses) of $402, $(322), and $367, respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $952, $1,080, and $1,440, for the years ended December 31, 2003, 2002, and 2001, respectively.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. Investment income due and accrued of $44, $0 and $0 has been excluded for the years ended December 31, 2003, 2002, and 2001, respectively, with respect to such practices.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid.

Aggregate Reserves for Policies

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

F-9

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis—(Continued)

(Dollars in thousands)

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Separate Accounts

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist (See notes 5 and 7). The Company received variable contract premiums of $1,240,215, $1,335,079, and $1,208,884 in 2003, 2002, and 2001, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus. Beginning in 2002, AEGON N.V. offered stock appreciation rights to eligible employees which do not entitle them to the purchase of AEGON N.V. shares but provide the same financial benefits.

Reclassifications

Certain reclassifications have been made to the 2002 and 2001 financial statements to conform to the 2003 presentation.

2. Accounting Changes

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Ohio. Effective January 1, 2001, the State of Ohio required that insurance companies

F-10

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis—(Continued)

(Dollars in thousands)

domiciled in the State of Ohio prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Ohio insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principle, as an adjustment that increased capital and surplus, of $12,312 as of January 1, 2001. This amount included the establishment of deferred tax assets of $12,696, offset by the release of mortgage loan origination fees of $25 and the establishment of a vacation accrual of $359.

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (“Guideline 39”). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was $6,789, which was charged directly to unassigned surplus as a change in accounting principle. See Note 8 regarding the conversion of the valuation system in 2001.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Investment Securities: Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common stocks of unaffiliated entities are based on quoted market prices.

Mortgage Loans on Real Estate and Policy Loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Investment Contracts: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate Account Annuity Liabilities: Separate account annuity liabilities approximate the market value of the separate account assets.

F-11

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis—(Continued)

(Dollars in thousands)

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2003		2002
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$70,716	$70,716	$405,560	$405,560
Bonds	724,633	735,591	312,147	318,874
Common stocks, other than affiliates	646	646	302	302
Mortgage loans on real estate	9,668	10,795	10,884	12,022
Policy loans	268,892	268,892	275,938	275,938
Separate account assets	8,116,308	8,116,308	6,501,089	6,501,089
Liabilities
Investment contract liabilities	822,119	819,715	740,917	759,322
Separate account annuity liabilities	5,400,842	5,400,842	4,464,513	4,464,513

4. Investments

The carrying amount and estimated fair value of investments in bonds are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 months or more	Gross Unrealized Losses less than 12 months	Estimated Fair Value
December 31, 2003
Bonds:
United States Government and agencies	$239,928	$1,557	$—	$154	$241,331
State, municipal and other government	3,595	319	—	—	3,914
Public utilities	31,628	1,266	—	5	32,889
Industrial and miscellaneous	222,029	8,358	138	883	229,366
Mortgage and other asset-backed securities	227,453	1,475	3	834	228,091

Total bonds	$724,633	$12,975	$141	$1,876	$735,591

F-12

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis—(Continued)

(Dollars in thousands)

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2002
Bonds:
United States Government and agencies	$166,251	$1,677	$—	$167,928
State, municipal and other government	3,601	314	—	3,915
Public utilities	6,974	351	—	7,325
Industrial and miscellaneous	81,468	5,291	1,746	85,013
Mortgage and other asset-backed securities	53,853	922	82	54,693

Total bonds	$312,147	$8,555	$1,828	$318,874

The estimated fair value of bonds with gross unrealized losses at December 31, 2003 is as follows:

	Losses 12 months or more	Losses less than 12 months	Total
December 31, 2003
Bonds:
United States Government and agencies	$—	$20,108	$20,108
State, municipal and other government	—	—
Public utilities	—	2,984	2,984
Industrial and miscellaneous	381	46,853	47,234
Mortgage and other asset-backed securities	258	103,288	103,546

	$639	$173,233	$173,872

The carrying amount and fair value of bonds at December 31, 2003, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$2,051	$2,121
Due one through five years	372,462	378,280
Due five through ten years	107,509	110,664
Due after ten years	15,158	16,435

	497,180	507,500
Mortgage and other asset-backed securities	227,453	228,091

	$724,633	$735,591

The Company regularly monitors industry sectors and individual debt securities for signs of impairment, including length of time and extent to which the market value of debt securities has been less than cost; industry risk factors; financial condition and near-term prospects of the issuer; and nationally recognized credit rating agency rating changes. Additionally for asset-backed securities, cash flow trends and underlying levels of collateral are monitored. A specific security is considered to be impaired when it is determined that it is probable that not all amounts due (both principal and interest) will be collected as scheduled. Consideration is also given to management’s intent and ability to hold a security until maturity or until fair value will recover.

F-13

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis—(Continued)

(Dollars in thousands)

A detail of net investment income is presented below:

	Year Ended December 31
	2003	2002	2001
Interest on bonds	$27,431	$9,357	$7,050
Dividends from common stock of affiliated entities	40,033	16,921	18,495
Interest on mortgage loans	792	871	1,130
Rental income on investment properties	7,747	7,381	6,903
Interest on policy loans	16,592	17,364	17,746
Other investment income	2,020	3,308	(51)

Gross investment income	94,615	55,202	51,273
Investment expenses	(6,884)	(6,704)	(6,849)

Net investment income	$87,731	$48,498	$44,424

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

	Year Ended December 31
	2003	2002	2001
Proceeds	$634,124	$487,270	$29,163

Gross realized gains	$447	$2,119	$637
Gross realized losses	(107)	(3,955)	—

Net realized gains (losses)	$340	$(1,836)	$637

At December 31, 2003, bonds with an aggregate carrying value of $3,093 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

	Realized
	Year Ended December 31
	2003	2002	2001
Bonds	$340	$(1,836)	$637
Other invested assets	—	102	—

	340	(1,734)	637
Tax benefit (expense)	(296)	26	(170)
Transfer to interest maintenance reserve	(401)	321	(367)

Net realized gains (losses)	$(357)	$(1,387)	$100

F-14

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis—(Continued)

(Dollars in thousands)

	Changes in Unrealized
	Year Ended December 31
	2003	2002	2001
Common stocks	$(3,259)	$10,576	$1,559
Mortgage loans on real estate	—	350	86
Other invested assets	(2,957)	(3,574)	(2,926)

Change in unrealized	$(6,216)	$7,352	$(1,281)

Gross unrealized gains (losses) on common stocks were as follows:

	Unrealized
	December 31
	2003	2002
Unrealized gains	$13,654	$16,492
Unrealized losses	(807)	(386)

Net unrealized gains	$12,847	$16,106

During 2003, 2002 and 2001, the Company did not issue any mortgage loans. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.

During 2003, 2002, and 2001, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2003 and 2002, the Company held a mortgage loan loss reserve in the asset valuation reserve of $92 and $123, respectively.

5. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

	Year Ended December 31
	2003	2002	2001
Direct premiums	$1,504,347	$1,854,568	$1,369,720
Reinsurance ceded	(59,642)	(111,525)	(91,205)

Net premiums earned	$1,444,705	$1,743,043	$1,278,515

The Company received reinsurance recoveries in the amount of $30,055, $30,380, and $12,337 during 2003, 2002, and 2001, respectively. At December 31, 2003 and 2002, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $4,534 and $3,209, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2003 and 2002 of $72,516 and $119,561, respectively.

F-15

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis—(Continued)

(Dollars in thousands)

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation for future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $37,176 and the reserve credit taken of $55,408 was credited directly to unassigned surplus on a net of tax basis. Over the course of this reinsurance treaty, the experience of the underlying policies will be reflected as a reduction to the amount initially credited to surplus. During 2003 and 2002, the amount charged directly to unassigned surplus was $1,185. At December 31, 2003, the Company holds collateral in the form of letters of credit of $90,200.

6. Income Taxes

The main components of deferred tax amounts are as follows:

	December 31
	2003	2002
Deferred income tax assets:
§807(f) adjustment	$261	$1,593
Tax basis deferred acquisition costs	89,467	88,838
Reserves	106,540	100,307
Other	8,594	8,771

Total deferred income tax assets	$204,862	$199,509

Deferred income tax assets – nonadmitted	$82,596	$73,639
Deferred income tax liabilities:
§807(f) adjustment – liabilities	90,797	102,176
Other	787	910

Total deferred income tax liabilities	$91,584	$103,086

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2003	2002
Change in net deferred income tax asset	$16,855	$29,670
Change in deferred income tax assets - nonadmitted	8,957	15,330

F-16

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis—(Continued)

(Dollars in thousands)

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2003	2002	2001
Income tax expense (benefit) computed at the federal statutory rate (35%)	$62,037	$(5,259)	$(19,606)
Deferred acquisition costs – tax basis	4,149	11,920	7,570
Amortization of IMR	(333)	(378)	(504)
Depreciation	(290)	(413)	(6)
Dividends received deduction	(20,808)	(9,863)	(8,705)
Low income housing credits	(3,150)	(2,914)	(1,944)
Prior year under (over) accrual	(11,583)	(27,856)	3,340
Reinsurance transactions	(415)	(415)	4,148
Reserves	27,407	34,358	19,541
Other	(1,584)	(1,321)	(334)

Federal income tax expense (benefit)	$55,430	$(2,141)	$3,500

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and it affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA ($293 at December 31, 2003). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $103.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination is underway for 1998 through 2000.

F-17

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis—(Continued)

(Dollars in thousands)

7. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

	December 31
	2003		2002
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$11,308	0%	$14,509	0%
Subject to discretionary withdrawal at book value less surrender charge	311,643	5%	230,221	4%
Subject to discretionary withdrawal at market value	5,400,842	86%	4,464,409	84%
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	556,620	9%	605,085	12%
Not subject to discretionary withdrawal	13,556	0%	14,235	0%

	6,293,969	100%	5,328,459	100%

Less reinsurance ceded	62,146		113,923

Total policy reserves on annuities and deposit fund liabilities	$6,231,823		$5,214,536

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2003	2002	2001
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$1,240,215	$1,335,079	$1,208,884
Transfers from separate accounts	1,221,216	990,726	1,107,157

Net transfers to separate accounts	18,999	344,353	101,727
Change in valuation adjustment	—	—	98,321
Other	1,394	420	16,749

Transfers as reported in the summary of operations of the life, accident and health annual statement	$20,393	$344,773	$216,797

At December 31, 2003 and 2002, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2003	Guaranteed Minimum Income Benefit	$1,648,000	$13,600	$4,000
2002	Guaranteed Minimum Income Benefit	$921,683	$8,469	$—

F-18

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis—(Continued)

(Dollars in thousands)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2003 and 2002, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2003
Ordinary direct renewal business	$387	$(126)	$513
Ordinary new business	1,337	(89)	1,426

	$1,724	$(215)	$1,939

December 31, 2002
Ordinary direct renewal business	$1,578	$184	$1,394
Ordinary new business	2,072	(378)	2,450

	$3,650	$(194)	$3,844

8. Conversion of Valuation System

During 2001, the Company converted to a new reserve valuation system for universal life and variable universal life policies. The new valuation system, which provides for more precise calculations, caused general account reserves to decrease by $11,609 and separate account reserves to decrease by $98,321. These amounts were credited directly to unassigned surplus. The decrease in separate account reserves is included in the change in surplus in separate accounts in the 2001 Statement of Changes in Capital and Surplus.

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2004, without the prior approval of insurance regulatory authorities, is $121,819.

10. Capital and Surplus

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount is to be determined based on the various risk factors related to it. At December 2003, the Company meets the RBC requirements.

11. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2003, 2002 and 2001, the Company sold $31,554, $33,160 and $17,515, respectively, of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

F-19

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis—(Continued)

(Dollars in thousands)

12. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $1,507, $1,734, and $1,634 for the years ended December 31, 2003, 2002, and 2001, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $858, $967, and $1,100 for the years ended December 31, 2003, 2002, and 2001, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2003, 2002, and 2001 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $153, $203, and $233 for the years ended December 31, 2003, 2002, and 2001, respectively.

13. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2003, 2002, and 2001, the Company paid $19,705, $20,371, and $16,904, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 2003, 2002, and 2001, the Company received $5,775, $3,673, and $6,752, respectively, for such services, which approximates their cost.

F-20

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements—Statutory Basis—(Continued)

(Dollars in thousands)

Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2003, 2002, and 2001, the Company paid net interest of $435, $256, and $945, respectively, to affiliates.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2003 and 2002, the cash surrender value of these policies was $55,024 and $52,984, respectively.

14. Commitments and Contingencies

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,423 and $3,424 and an offsetting premium tax benefit of $762 and $763 at December 31, 2003 and 2002, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $24, $70, and $13 for the years ended December 31, 2003, 2002, and 2001, respectively.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2003 and 2002, the value of securities loaned amounted to $124,332 and $69,860, respectively.

Recently, there has been a significant increase in regulatory activity in the industry relating to numerous issues including market timing and late trading of shares in mutual funds and variable insurance products. Like many others in the industry, the Company has received requests for information from the Securities and Exchange Commission (SEC). The Company is cooperating fully with these regulators to provide the information they requested and does not expect any material findings.

F-21

Statutory-Basis Financial

Statement Schedules

F-22

Western Reserve Life Assurance Co. of Ohio

Summary of Investments—Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2003

Schedule I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$240,046	$241,456	$240,046
States, municipalities, and political subdivisions	32,577	33,171	32,577
Foreign governments	3,091	3,382	3,091
Public utilities	31,628	32,889	31,628
All other corporate bonds	417,291	424,693	417,291

Total fixed maturities	724,633	735,591	724,633
Equity securities
Common stocks (unaffiliated):
Industrial, miscellaneous, and all other	302	646	646

Total equity securities	302	646	646
Mortgage loans on real estate	9,668		9,668
Home office properties	41,817		41,817
Policy loans	268,892		268,892
Cash and short-term investments	70,716		70,716
Other invested assets	20,682		20,682

Total investments	$1,136,710		$1,137,054

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

F-23

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information

(Dollars in Thousands)

Schedule III

	Future Policy Benefits and Expenses	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*
Year ended December 31, 2003
Individual life	$412,473	$12,763	$552,849	$31,348
Group life and health	12,823	176	496	944
Annuity	808,079	—	891,360	55,439

	$1,233,375	$12,939	$1,444,705	$87,731

Year ended December 31, 2002
Individual life	$404,935	$12,874	$610,634	$21,194
Group life and health	13,059	100	560	639
Annuity	728,193	—	1,131,849	26,665

	$1,146,187	$12,974	$1,743,043	$48,498

Year ended December 31, 2001
Individual life	$386,965	$14,219	$652,626	$14,014
Group life and health	12,222	135	772	731
Annuity	336,587	4	625,117	29,679

	$735,774	$14,358	$1,278,515	$44,424

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

	Benefits, Claims, Losses and Settlement Expenses	Other Operating Expenses*	Premium Written
Year ended December 31, 2003
Individual life	$185,642	$275,352	$—
Group life and health	2,530	(769)	863
Annuity	999,863	(4,921)	—

	$1,188,035	$269,662	$863

Year ended December 31, 2002
Individual life	$176,010	$484,535	$—
Group life and health	5,626	(4,316)	917
Annuity	1,138,645	164,544	—

	$1,320,281	$644,763	$917

Year ended December 31, 2001
Individual life	$167,912	$529,090	$—
Group life and health	1,226	422	1,030
Annuity	802,630	(6,647)	—

	$971,768	$522,865	$1,030

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

F-24

Western Reserve Life Assurance Co. of Ohio

Reinsurance

(Dollars in Thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2003
Life insurance in force	$79,220,097	$25,368,242	$—	$53,851,855	0%

Premiums:
Individual life	$593,641	$40,792	$—	$552,849	0%
Group life and health	863	367		496	0%
Annuity	909,843	18,483		891,360	0%

	$1,504,347	$59,642	$—	$1,444,705	0%

Year ended December 31, 2002
Life insurance in force	$79,096,314	$21,759,884	$—	$57,336,430	0%

Premiums:
Individual life	$653,642	$43,008	$—	$610,634	0%
Group life	917	357	—	560	0%
Annuity	1,200,009	68,160	—	1,131,849	0%

	$1,854,568	$111,525	$—	$1,743,043	0%

Year ended December 31, 2001
Life insurance in force	$78,786,575	$17,837,374	$—	$60,949,201	0.0%

Premiums:
Individual life	$684,987	$32,361	$—	$652,626	0.0%
Group life	1,030	258	—	772	0.0
Annuity	683,703	58,586	—	625,117	0.0

	$1,369,720	$91,205	$—	$1,278,515	0.0%

F-25

WRL Series Annuity Account

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The financial statements for the WRL Series Annuity Account and for Western Reserve Life Assurance Co. of Ohio (“Western Reserve”) are included in Part B.

(b)	Exhibits

(1)	Resolution of the Board of Directors of Western Reserve establishing the separate account. 1/

(2)	Not Applicable.

(3)	Distribution of Contracts.

(a)	Master Service and Distribution Compliance Agreement. 1/

(b)	Amendment to Master Service and Distribution Compliance Agreement. 2/

(c)	Form of Broker/Dealer Supervisory and Service Agreement. 2/

(d)	Principal Underwriting Agreement. 2/

(e)	First Amendment to Principal Underwriting Agreement. 2/

(f)	Second Amendment to Principal Underwriting Agreement. 3/

(g)	Third Amendment to Principal Underwriting Agreement. 4/

(4)	(a) Specimen Flexible Payment Variable Accumulation Deferred Annuity Contract. 5/

(b)	Endorsements (END00094, EA122, END00101, END00102, END.88.07.90 and EA121). 1/

(c)	Enhanced Death Benefit Endorsement (EA128). 6/

(d)	Guaranteed Minimum Income Benefit Rider (GIB02). 7/

(e)	Additional Earnings Rider (AER01). 7/

(f)	Additional Earnings Rider (AER02). 8/

(g)	Split Contract Endorsement (EA141). 8/

(h)	Guaranteed Minimum Death Benefit Endorsements

(i)	(EA139A, EA139B). 7/

(ii)	(EA143). 9/

(iii)	(EA145). 8/

(5)	Form of Application for Flexible Payment Variable Accumulation Deferred Annuity Contract. 10/

(6)	(a) Second Amended Articles of Incorporation of Western Reserve. 1/

(b)	Certificate of First Amendment to Second Amended Articles of Incorporation of Western Reserve. 11/

(b)	Amended Code of Regulations of Western Reserve. 1/

(7)	Reinsurance Agreements. (TIRe) 8/

(8) (a)	Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999. 12/

(b)	Amendment No. 1 dated March 15, 2000 to Participation Agreement -Variable Insurance Products Fund. 13/

(c)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund. 14/

(d)	Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999. 12/

(e)	Amendment No. 1 dated March 15, 2000 to Participation Agreement -Variable Insurance Products Fund II. 13/

(f)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund II. 14/

(g)	Third Amendment dated September 1, 2003 to Participation Agreement – Variable Insurance Products Fund II 15/

(h)	Fourth Amendment dated December 1, 2003 to Participation Agreement – Variable Insurance Products Fund II 3/

(i)	Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999. 12/

(j)	Amendment No. 1 dated March 15, 2000 to Participation Agreement – Variable Insurance Products Fund III. 13/

(k)	Second Amendment dated April 12, 2001 to Participation Agreement – Variable Insurance Products Fund III. 14/

(l)	Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated February 21, 2001 and Amendments thereto 15/

(m)	Amendment No. 21 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated September 1, 2003 3/

(n)	Amendment No. 22 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated December 1, 2003 16/

(o)	Amendment No. 23 to Participation Agreement between AEGON/Transamerica Series Fund, Inc. and Western Reserve dated May 1, 2004. 4/

(p)	Amended and Restated Fund Participation Agreement Between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated May 1, 2004. 4/

(9)	Opinion and Consent of Thomas E. Pierpan, Esq. as to Legality of Securities Being Registered. 17/

(10)	(a) Consent of Sutherland Asbill & Brennan LLP.

(b)	Consent of Ernst & Young LLP.

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Schedules for Computation of Performance Quotations. 18/

(14)	Not Applicable.

(15)	(a) Powers of Attorney. 19/

(b)	Power of Attorney – Ron Wagley and Allan J. Hamilton 4/

1/	This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.
2/	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.
3/	This exhibit was previously filed on Pre-Effective Amendment No. 1 for Form N-6 dated October 9, 2003 (File No. 333-107705) and is incorporated herein by reference.
4/	This exhibit was previously filed on Post-Effective Amendment No. 6 to Form N-4 dated April 19, 2004 (File No. 333-84773) and is incorporated herein by reference.
5/	This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 dated April 20, 1998 (File No. 33-49550) and is incorporated herein by reference.
6/	This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 dated April 22, 1999 (File No. 333-24959) and is incorporated herein by reference.
7/	This exhibit was previously filed on Post-Effective Amendment No. 3 to Form N-4 dated February 19, 2002 (File No. 333-82705) and is incorporated herein by reference.
8/	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form N-4 dated April 14, 2003 (File No. 333-93169) and is incorporated herein by reference.
9/	This exhibit was previously filed on Post-Effective Amendment No. 17 to Form N-4 dated April 16, 2003 (File No. 33-49556) and is incorporated herein by reference.
10/	This exhibit was previously filed on Post-Effective Amendment No. 15 to Form N-4 dated April 23, 2002 (File No. 33-49556) and is incorporated herein by reference.
11/	This exhibit was previously filed on Post-Effective Amendment No. 1 to Form N-4 dated April 21, 2000 (File No. 333-82705) and is incorporated herein by reference.
12/	This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.
13/	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 dated April 10, 2000 (File No. 333-93169) and is incorporated herein by reference.
14/	This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 dated April 16, 2001 (File No. 33-69138) and is incorporated herein by reference.
15/	This exhibit was previously filed on the Initial Registration Statement to Form N-4 dated September 5, 2003 (File No. 333-108525) and is incorporated herein by reference.
16/	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 dated January 14, 2004 (File No. 333-110315) and is incorporated herein by reference.
17/	This exhibit was previously filed on Post-Effective Amendment No. 10 to Form N-4 dated December 22, 1997 (File No. 33-49550) and is incorporated herein by reference.
18/	This exhibit was previously filed on Post-Effective Amendment No. 28 to Form N-1A dated April 24, 1997 (File No. 33-507) and is incorporated herein by reference.
19/	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-4 dated November 1, 2002 (File No. 333-82705) and is incorporated herein by reference.

Item 25.	Directors and Officers of the Depositor

Name	Principal Business Address	Position and Offices with Depositor
Ron Wagley	(1)	Chairman of the Board
Jerome C. Vahl	(2)	Director and President
Kevin Bachmann	(3)	Director and Vice President
Brenda K. Clancy	(2)	Director and Vice President

Paul Reaburn	(2)	Director and Vice President
William H. Geiger	(3)	Senior Vice President, Secretary Corporate Counsel and Group Vice President – Compliance
Allan J. Hamilton	(3)	Vice President, Treasurer, Chief Financial Officer and Controller

(1)	1150 South Olive, Los Angeles, CA 90015
(2)	4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001
(3)	570 Carillon Parkway, St. Petersburg, Florida 33716

ITEM 26.	Persons Controlled By or Under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Funding Corp.	Delaware	100% Transamerica Holding Corporation LLC	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.
AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.90% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,000 shares (75.54%); AEGON USA, Inc. owns 3,238 shares (24.46%)	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON U.S. Holding Corporation	Delaware	225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company
AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor
AEGON USA Investment Management, LLC	Iowa	100% Transamerica Holding Corporation LLC.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Fund Advisers, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 78%; AUSA Holding Co. owns 22%	Fund advisor
AEGON/Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund
AEGON/Transamerica Investors Services, Inc.	Florida	100% AUSA Holding Co.	Shareholder services
AEGON/Transamerica Series Fund, Inc.	Maryland	100% AEGON/Transamerica Fund Advisors, Inc.	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer
Almond Partners, LLC	Delaware	100% Peoples Benefit Life Insurance Company	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary
Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services
Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock—First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance
Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings
Capital General Development Corporation	Delaware	100% Commonwealth General Corporation	Holding company
Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company
Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company
Consumer Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Credit card protection
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
Cornerstone International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing
Coverna Direct Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurange agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
First AUSA Life Insurance Company	Maryland	385,000 shares Common Stock owned by Transamerica Holding Company LLC; 115,000 Series A Preferred Stock owned by Transamerica Holding Company LLC	Insurance holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
Great Companies, L.L.C.	Iowa	30% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts
Health Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
IDEX Mutual Funds	Massachusetts	100% InterSecurities, Inc.	Mutual fund
Insurance Consultants, Inc.	Nebraska	100% Commonwealth General Corporation	Brokerage
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance
JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by First AUSA Life Insurance Company; 504,033 shares Series A Preferred Stock owned by First AUSA Life Insurance Company.	Insurance
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator
Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Co.	Insurance
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	First AUSA Life Insurance Company owns 51%	Insurance
Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company
Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company
Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.	Reinsurance
QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales
Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management
Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Co.	Insurance
Stonebridge Casualty Insurance Company	Ohio	100% AEGON U.S. Corporation	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust
The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Co.	Insurance agency
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services
Transamerica Financial Life Insurance Company	New York	87.40% First AUSA Life Insurance Company; 12.60% TOLIC	Insurance
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Holding Company LLC	Delaware	100 shares Common Stock owned by AEGON USA, Inc; 100 shares Series A Preferred Stock owned by AEGON USA, Inc.	Holding company
Transamerica Index Funds, Inc.	Maryland	100% AEGON/Transamerica Fund Advsiors, Inc.	Mutual fund
Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by Transamerica Holding Company LLC; 42,500 shares Series A Preferred Stock owned by Transamerica Holding Company LLC.	Insurance
Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services
United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Co.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
Veterans Life Insurance Agency, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance
Veterans Life Insurance Company	Illinois	100% Transamerica Holding Company LLC	Insurance company
Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Co.	Insurance
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency of Nevada, Inc.	Nevada	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer
Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency
ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Item 27.	Number of Contract Owners.

As of March 31, 2004, 1,350 qualified contracts and 880 nonqualified contracts were in force.

Item 28.	Indemnification

Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

Ohio General Corporation Law

Section 1701.13 Authority of corporation.

(E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys’ fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

(2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

(a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

(b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

(3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection therewith.

(4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

(a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

(b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

(c) By the shareholders;

(d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

Any determination made by the disinterested directors under division (E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

(5)(a) Unless at the time of a director’s act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney’s fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

(i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

(ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

(b) Expenses, including attorneys’ fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

(6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

(7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

(8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or (7).

(9) As used in this division, references to “corporation” include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

Second Amended Articles of Incorporation of Western Reserve

ARTICLE EIGHTH

EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys’ fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

(2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

(3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys’ fees, actually and reasonably incurred by him in connection therewith.

(4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or (b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

(5) Expenses, including attorneys’ fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

(6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

(7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

(8) As used in this section, references to “the corporation” include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

(9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person’s capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

Amended Code of Regulations of Western Reserve

ARTICLE V

Indemnification of Directors and Officers

Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation’s Articles of Incorporation, as amended.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	AFSG Securities Corporation serves as the principal underwriter for:

•	AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

•	AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account C, Separate Account VA-2LNY, TFLIC Series Life Account, and TFLIC Series Annuity Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

•	AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

•	AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

•	AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

(b)	Directors and Officers of AFSG

Name	Principal Business Address	Position and Offices with Underwriter
Larry N. Norman	(1)	Director and President

Anne M. Spaes	(1)	Director and Vice President

Lisa A. Wachendorf	(1)	Director, Vice President and Chief Compliance Officer

John K. Carter	(2)	Vice President

Kim Day	(2)	Vice President

William G. Cummings	(2)	Vice President, Treasurer and Controller

Thomas R. Moriarty	(2)	Vice President

Frank A. Camp	(1)	Secretary

Priscilla I. Hechler	(2)	Assistant Vice President and Assistant Secretary

Linda Gilmer	(1)	Assistant Treasurer

Darin D. Smith	(1)	Vice President and Assistant Secretary

Teresa L. Stolba	(1)	Assistant Compliance Officer

Emily Bates	(3)	Assistant Treasurer

Clifton W. Flenniken	(4)	Assistant Treasurer

Carrie Bekker	(2)	Assistant Vice President

(1)	4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, Florida 33716-1202
(3)	400 West Market Street, Louisville, Kentucky 40202
(4)	1111 North Charles Street, Baltimore, Maryland 21201

(c)	Compensation to Principal Underwriter

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions		Commissions
AFSG Securities Corporation	0	0	$55,280,148	(1)	0
	0	0	$56,595,212	(2)	0
	0	0	$113,821,344	(3)	0

(1)	fiscal year 2003
(2)	fiscal year 2002
(3)	fiscal year 2001

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve at (1) 570 Carillon Parkway, St. Petersburg, Florida 33716-1202; (2) 400 West Market Street, Louisville, Kentucky 40202; (3) 4800 140th Avenue North, Clearwater, Florida 33762-3800; and (4) 1285 Starkey Road, Largo, Florida 33773, 570 Carillon Parkway, St. Petersburg, Florida 33716.

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

Western Reserve hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.	Section 403(b)(11) Representation

Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

Texas ORP Representation

The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) - (d) of that Rule.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No.19 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on this 28th day of April, 2004.

WRL SERIES ANNUITY ACCOUNT (Registrant)

By:	/s/ Ron Wagley
Ron Wagley, Chairman of the Board of
Western Reserve Life Assurance Co. of Ohio */

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO (Depositor)

By:	/s/ Ron Wagley
Ron Wagley, Chairman of the Board */

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Ron Wagley Ron Wagley */	Chairman of the Board	April 28, 2004

/s/ Jerome C. Vahl Jerome C. Vahl */	Director and President	April 28, 2004

/s/ Kevin Bachmann Kevin Bachmann */	Director and Vice President	April 28, 2004

/s/ Brenda K. Clancy Brenda K. Clancy */	Director and Vice President	April 28, 2004

/s/ Paul Reaburn Paul Reaburn */	Director and Vice President	April 28, 2004

/s/ Allan J. Hamilto Allan J. Hamilton	Vice President, Treasurer, Chief Financial Officer and Controller (Principal Accounting Officer)	April 28, 2004

*/s/ Thomas E. Pierpan Signed by Thomas E. Pierpan As Attorney in Fact

EXHIBIT INDEX

Exhibit No.	Description of Exhibit
24(b)(10)(a)	Consent of Sutherland Asbill & Brennan LLP
24(b)(10)(b)	Consent of Ernst & Young LLP